UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05514

                                     Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

                                     Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mary Ellen Reilly

Wilmington Trust Investment Advisors, Inc.

Rodney Square North

1100 North Market Street

                                     Wilmington, DE 19890-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code:   410-986-5600

Date of fiscal year end:   April 30

Date of reporting period:   January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.7%
CONSUMER DISCRETIONARY – 15.5%
AUTO COMPONENTS – 0.4%
BorgWarner, Inc.	7,980	$431,000
Gentex Corp.	4,780	79,778
Goodyear Tire & Rubber Co. (The)	9,160	222,038
Johnson Controls, Inc.	9,830	456,800
Lear Corp.	2,500	250,875
Remy International, Inc.	151	3,212
TRW Automotive Holdings Corp.*	1,410	145,470
Visteon Corp.*	1,500	145,425

		$1,734,598
AUTOMOBILES – 0.5%
Ford Motor Co.	44,120	649,005
General Motors Co.	15,300	499,086
Harley-Davidson, Inc.	6,930	427,581
Tesla Motors, Inc.#,*	2,900	590,440
Thor Industries, Inc.	1,380	77,763

		$2,243,875
DISTRIBUTORS – 0.1%
Genuine Parts Co.	4,620	429,383
LKQ Corp.*	6,080	156,925

		$586,308
DIVERSIFIED CONSUMER SERVICES – 0.1%
Apollo Education Group, Inc.*	887	22,406
DeVry Education Group, Inc.	1,040	44,106
Graham Holdings Co., Class B	140	130,945
H&R Block, Inc.	10,260	351,713
Service Corp. International	4,170	94,367
Weight Watchers International, Inc.*	1,560	25,834

		$669,371
HOTELS, RESTAURANTS & LEISURE – 2.3%
Brinker International, Inc.	520	30,384
Carnival Corp.	3,820	167,927
Chipotle Mexican Grill, Inc.*	1,050	745,332
Choice Hotels International, Inc.	60	3,447
Darden Restaurants, Inc.	2,540	155,905
Domino’s Pizza, Inc.	2,200	217,910
Dunkin’ Brands Group, Inc.	3,900	184,509
Hilton Worldwide Holdings, Inc.*	700	18,179
International Game Technology	7,000	118,440

Description	Number of Shares	Value
Las Vegas Sands Corp.	11,420	$620,905
Marriott International, Inc., Class A	6,972	519,414
McDonald’s Corp.	31,099	2,874,792
MGM Resorts International*	4,510	87,855
Panera Bread Co., Class A*	845	145,222
Restaurant Brands International LP*	47	1,744
Restaurant Brands International, Inc.#,*	4,652	179,939
Royal Caribbean Cruises Ltd.	1,780	134,479
Six Flags Entertainment Corp.	3,100	133,176
Starbucks Corp.	23,460	2,053,454
Starwood Hotels & Resorts Worldwide, Inc.	4,430	318,827
Wendy’s Co. (The)	1,200	12,648
Wyndham Worldwide Corp.	5,260	440,735
Wynn Resorts Ltd.	2,520	372,834
Yum! Brands, Inc.	13,250	957,710

		$10,495,767
HOUSEHOLD DURABLES – 0.5%
DR Horton, Inc.	1,470	36,044
Garmin Ltd.	1,990	104,196
Harman International Industries, Inc.	1,920	248,890
Jarden Corp.*	3,210	154,144
Leggett & Platt, Inc.	3,670	156,452
Lennar Corp., Class A	2,210	99,251
Mohawk Industries, Inc.*	850	140,284
Newell Rubbermaid, Inc.	7,820	288,323
NVR, Inc.*	130	163,050
PulteGroup, Inc.	4,040	83,184
Taylor Morrison Home Corp., Class A*	900	15,993
Tempur Sealy International, Inc.*	2,500	137,575
Toll Brothers, Inc.*	4,050	140,211
Tupperware Brands Corp.	1,100	74,371
Whirlpool Corp.	1,350	268,758

		$2,110,726
INTERNET & CATALOG RETAIL – 1.8%
Amazon.com, Inc.*	12,130	4,300,449
Expedia, Inc.	3,120	268,102
Groupon, Inc.*	14,200	101,672
HomeAway, Inc.*	3,200	81,568
Liberty Interactive Corp., Class A*	11,650	318,744
Liberty TripAdvisor Holdings, Inc., Class A*	2,446	58,557
Liberty Ventures*	4,102	153,210

January 31, 2015 (unaudited)

2     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Netflix, Inc.*	2,000	$883,600
priceline.com, Inc. (The)*	1,630	1,645,452
TripAdvisor, Inc.*	3,740	250,617

		$8,061,971
LEISURE EQUIPMENT & PRODUCTS – 0.1%
Hasbro, Inc.	3,490	191,671
Mattel, Inc.	4,550	122,395
Polaris Industries, Inc.	2,000	289,180

		$603,246
MEDIA – 4.3%
AMC Networks, Inc., Class A#,*	1,685	112,389
Cablevision Systems Corp., Class A	6,540	123,737
CBS Corp., Non-Voting	15,030	823,794
Charter Communications, Inc., Class A*	3,000	453,345
Cinemark Holdings, Inc.	4,500	167,265
Clear Channel Outdoor Holdings, Inc., Class A	500	4,525
Comcast Corp., Class A	79,900	4,246,285
DIRECTV*	14,490	1,235,707
Discovery Communications, Inc., Class A#,*	12,400	352,563
DISH Network Corp., Class A*	6,880	484,008
DreamWorks Animation SKG, Inc., Class A#,*	2,490	46,488
Gannett Co., Inc.	3,290	102,023
Interpublic Group of Cos., Inc. (The)	12,820	255,631
John Wiley & Sons, Inc., Class A	2,100	130,116
Liberty Broadband Corp., Class A*,††	706	31,362
Liberty Media Corp., Class A*	2,829	96,459
Madison Square Garden Co. (The)*	2,187	165,665
Morningstar, Inc.	1,100	73,249
News Corp., Class A*	11,157	166,128
Omnicom Group, Inc.	7,990	581,672
Regal Entertainment Group, Class A#	770	16,293
Scripps Networks Interactive, Inc., Class A	2,940	209,005
Sirius XM Holdings, Inc.*	92,640	328,872
Starz, Class A*	2,343	69,165
Thomson Reuters Corp.	3,500	134,400
Time Warner Cable, Inc.	8,424	1,146,759
Time Warner, Inc.	9,596	747,816
Twenty-First Century Fox, Inc.	48,230	1,599,307
Viacom, Inc., Class B	13,720	883,842
Walt Disney Co. (The)	50,226	4,568,557

		$19,356,427
MULTILINE RETAIL – 0.8%
Big Lots, Inc.	1,324	60,785
Dillard’s, Inc., Class A	1,400	159,040
Dollar General Corp.*	10,800	724,248

Description	Number of Shares	Value
Dollar Tree, Inc.*	7,262	$516,328
Family Dollar Stores, Inc.	4,456	339,102
JC Penney Co., Inc.#,*	2,330	16,939
Kohl’s Corp.	2,410	143,925
Macy’s, Inc.	11,380	726,954
Nordstrom, Inc.	5,780	440,436
Sears Holdings Corp.*	70	2,229
Target Corp.	8,160	600,658

		$3,730,644
SPECIALTY RETAIL – 3.4%
Abercrombie & Fitch Co., Class A	680	17,354
Advance Auto Parts, Inc.	3,150	500,850
Ascena Retail Group, Inc.*	540	6,242
AutoNation, Inc.*	3,080	183,630
AutoZone, Inc.*	1,160	692,474
Bed, Bath & Beyond, Inc.*	5,290	395,533
Best Buy Co., Inc.	5,680	199,936
CarMax, Inc.*	7,400	459,540
Chico’s FAS, Inc.	4,890	81,565
CST Brands, Inc.	1,718	74,046
Dick’s Sporting Goods, Inc.	780	40,287
DSW, Inc., Class A	200	7,112
Foot Locker, Inc.	1,630	86,749
GameStop Corp., Class A#	2,820	99,405
Gap, Inc. (The)	8,290	341,465
GNC Holdings, Inc., Class A	3,800	168,492
Home Depot, Inc.	44,540	4,650,867
L Brands, Inc.	5,750	486,622
Lowe’s Cos., Inc.	31,300	2,120,888
Murphy USA, Inc.*	1,387	96,826
O’Reilly Automotive, Inc.*	3,600	674,496
PetSmart, Inc.	3,460	282,699
Ross Stores, Inc.	7,080	649,307
Sally Beauty Holdings, Inc.*	4,700	146,076
Signet Jewelers Ltd.	2,520	305,197
Staples, Inc.	8,110	138,276
Tiffany & Co.	3,550	307,572
TJX Cos., Inc.	21,240	1,400,566
Tractor Supply Co.	4,900	397,733
Ulta Salon Cosmetics & Fragrance, Inc.*	2,000	263,880
Urban Outfitters, Inc.*	2,260	78,784
Williams-Sonoma, Inc.	3,240	253,530

		$15,607,999
TEXTILES, APPAREL & LUXURY GOODS – 1.2%
Carter’s, Inc.	1,400	114,086
Coach, Inc.	7,950	295,660
Deckers Outdoor Corp.*	800	52,840

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Fossil Group, Inc.*	1,600	$156,480
Hanesbrands, Inc.	3,500	389,830
Kate Spade & Co.*	3,400	107,202
Michael Kors Holdings Ltd.*	6,138	434,509
NIKE, Inc.	22,320	2,059,020
PVH Corp.	2,100	231,546
Ralph Lauren Corp.	1,800	300,402
Under Armour, Inc., Class A*	7,100	511,768
VF Corp.	11,400	790,818

		$5,444,161

TOTAL CONSUMER DISCRETIONARY		$70,645,093
CONSUMER STAPLES – 9.8%
BEVERAGES – 2.8%
Brown-Forman Corp., Class B	4,897	435,196
Coca-Cola Co. (The)	131,382	5,408,997
Coca-Cola Enterprises, Inc.	6,800	286,280
Constellation Brands, Inc.*	4,930	544,518
Dr. Pepper Snapple Group, Inc.	5,750	444,302
Molson Coors Brewing Co.	2,550	193,622
Monster Beverage Corp.*	5,568	651,178
PepsiCo, Inc.	49,439	4,636,389

		$12,600,482
FOOD & STAPLES RETAILING – 2.1%
Costco Wholesale Corp.	13,260	1,896,047
CVS Health Corp.	16,100	1,580,376
Kroger Co.	19,736	1,362,771
Rite Aid Corp.*	26,300	183,574
Sprouts Farmers Market, Inc.#,*	2,560	93,210
Sysco Corp.	10,290	403,059
Walgreens Boots Alliance, Inc.	25,220	1,859,975
Wal-Mart Stores, Inc.	21,033	1,787,384
Whole Foods Market, Inc.	7,480	389,671

		$9,556,067
FOOD PRODUCTS – 1.6%
Archer-Daniels-Midland Co.	7,540	351,590
Bunge Ltd.	1,670	149,515
Campbell Soup Co.#	1,156	52,875
ConAgra Foods, Inc.	5,730	203,014
Flowers Foods, Inc.	3,837	75,052
General Mills, Inc.	19,324	1,014,124
Hain Celestial Group, Inc. (The)*	3,000	158,310
Hershey Co. (The)	4,640	474,254
Hormel Foods Corp.	3,460	177,221
Ingredion, Inc.	970	78,221
JM Smucker Co. (The)	1,799	185,567

Description	Number of Shares	Value
Kellogg Co.	6,340	$415,777
Keurig Green Mountain, Inc.	5,040	617,702
Kraft Foods Group, Inc.	17,462	1,140,967
McCormick & Co., Inc.	5,130	366,231
Mead Johnson Nutrition Co.	6,750	664,808
Mondelez International, Inc.	18,787	662,054
Tyson Foods, Inc., Class A	3,300	128,832
WhiteWave Foods Co., Class A*	3,380	111,439

		$7,027,553
HOUSEHOLD PRODUCTS – 1.5%
Church & Dwight Co., Inc.	3,872	313,322
Clorox Co. (The)	4,868	519,464
Colgate-Palmolive Co.	28,176	1,902,444
Energizer Holdings, Inc.	990	126,730
Kimberly-Clark Corp.	10,440	1,127,102
Procter & Gamble Co. (The)	33,766	2,846,136

		$6,835,198
PERSONAL PRODUCTS – 0.1%
Avon Products, Inc.	5,070	39,242
Estee Lauder Cos., Inc. (The)	6,780	478,600
Herbalife Ltd.#	2,260	68,885
Nu Skin Enterprises, Inc., Class A#	1,600	65,568

		$652,295
TOBACCO – 1.7%
Altria Group, Inc.	62,990	3,344,769
Lorillard, Inc.	12,220	801,754
Philip Morris International, Inc.	37,560	3,013,814
Reynolds American, Inc.	7,440	505,548

		$7,665,885

TOTAL CONSUMER STAPLES		$44,337,480
ENERGY – 6.0%
ENERGY EQUIPMENT & SERVICES – 1.6%
Amec Foster Wheeler PLC ADR	3,156	37,525
Atwood Oceanics, Inc.	550	15,719
Baker Hughes, Inc.	5,100	295,749
Cameron International Corp.*	5,880	263,306
Diamond Offshore Drilling, Inc.#	1,440	45,403
Dresser-Rand Group, Inc.*	2,070	165,766
Dril-Quip, Inc.*	1,500	111,345
FMC Technologies, Inc.*	7,560	283,349
Frank’s International NV	4,900	80,213
Halliburton Co.	26,730	1,068,933
Helmerich & Payne, Inc.	2,880	171,533
Nabors Industries Ltd.	2,530	29,120
National Oilwell Varco, Inc.	5,755	313,245

January 31, 2015 (unaudited)

4     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Oceaneering International, Inc.	3,680	$192,685
Oil States International, Inc.*	1,360	55,855
Patterson-UTI Energy, Inc.	4,230	72,587
Rowan Cos. PLC, Class A*	3,240	68,429
RPC, Inc.	450	5,612
Schlumberger Ltd.	42,284	3,483,779
Seadrill Ltd.#,*	18,500	198,690
Seventy Seven Energy, Inc.*	500	1,975
Superior Energy Services, Inc.	2,740	54,800
Tidewater, Inc.	1,660	48,572
Unit Corp.*	220	6,552

		$7,070,742
OIL, GAS & CONSUMABLE FUELS – 4.4%
Anadarko Petroleum Corp.	6,750	551,812
Apache Corp.	3,573	223,563
Cabot Oil & Gas Corp.	14,280	378,420
California Resources Corp.*	3,200	16,384
Cheniere Energy, Inc.*	8,100	578,178
Chesapeake Energy Corp.	7,000	134,260
Chevron Corp.	22,600	2,317,178
Cimarex Energy Co.	950	98,040
Cobalt International Energy, Inc.*	9,400	85,728
Concho Resources, Inc.*	3,580	396,843
ConocoPhillips	14,560	916,989
CONSOL Energy, Inc.	1,800	52,110
Continental Resources, Inc.#,*	2,720	123,488
Denbury Resources, Inc.#	1,815	12,523
Devon Energy Corp.	4,100	247,107
Energen Corp.	1,530	97,033
EOG Resources, Inc.	17,700	1,575,831
EQT Corp.	4,950	368,478
Exxon Mobil Corp.	48,643	4,252,371
Gulfport Energy Corp.*	2,700	103,923
Hess Corp.	2,990	201,795
HollyFrontier Corp.	2,340	84,053
Kinder Morgan, Inc.	13,965	573,263
Laredo Petroleum, Inc.#,*	1,800	17,658
Marathon Oil Corp.	7,330	194,978
Marathon Petroleum Corp.	6,465	598,594
Murphy Oil Corp.	1,950	87,575
Newfield Exploration Co.*	2,560	76,237
Noble Energy, Inc.	9,820	468,807
Oasis Petroleum, Inc.*	3,000	40,320
Occidental Petroleum Corp.	8,000	640,000
PBF Energy, Inc., Class A	3,000	84,300
Peabody Energy Corp.#	2,070	12,896

Description	Number of Shares	Value
Phillips 66	11,330	$796,726
Pioneer Natural Resources Co.	4,420	665,343
QEP Resources, Inc.	2,400	48,528
Range Resources Corp.	5,350	247,545
Sandridge Energy, Inc.#,*	730	1,029
SM Energy Co.	1,570	59,377
Southwestern Energy Co.*	11,728	290,737
Spectra Energy Corp.	9,100	304,304
Targa Resources Corp.	1,200	104,196
Teekay Corp.	520	22,012
Tesoro Corp.	2,340	191,248
Ultra Petroleum Corp.#,*	1,420	18,105
Valero Energy Corp.	7,570	400,302
Whiting Petroleum Corp.*	1,000	30,020
Williams Cos., Inc. (The)	24,470	1,073,254
World Fuel Services Corp.	2,100	102,837
WPX Energy, Inc.*	5,116	54,537

		$20,020,835

TOTAL ENERGY		$27,091,577
FINANCIALS – 11.3%
CAPITAL MARKETS – 1.6%
Affiliated Managers Group, Inc.*	2,070	425,426
Ameriprise Financial, Inc.	3,840	479,770
Bank of New York Mellon Corp.	10,870	391,320
BlackRock, Inc.	2,260	769,553
Charles Schwab Corp.	14,470	375,931
E*TRADE Financial Corp.*	4,900	112,945
Eaton Vance Corp.	4,970	200,042
Federated Investors, Inc., Class B	4,970	157,102
Franklin Resources, Inc.	10,380	534,881
Goldman Sachs Group, Inc.	5,090	877,567
Invesco Ltd.	5,570	204,586
Lazard Ltd., Class A	3,550	162,590
Legg Mason, Inc.	1,110	61,538
LPL Financial Holdings, Inc.	300	12,345
Morgan Stanley	17,396	588,159
Northern Trust Corp.	2,580	168,680
NorthStar Asset Management Group, Inc./New York	3,650	77,271
Raymond James Financial, Inc.	2,110	111,028
SEI Investments Co.	6,240	250,661
State Street Corp.	4,520	323,225
Synovus Financial Corp.	394	10,153
T. Rowe Price Group, Inc.	6,480	510,106
TD Ameritrade Holding Corp.	7,050	228,350
Waddell & Reed Financial, Inc., Class A	2,740	122,505

		$7,155,734

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
COMMERCIAL BANKS – 1.4%
Associated Banc-Corp.	5,285	$88,841
Bank of Hawaii Corp.	770	43,474
BB&T Corp.	6,990	246,677
BOK Financial Corp.	320	17,315
CIT Group, Inc.	2,400	105,168
City National Corp.	940	81,489
Comerica, Inc.	1,230	51,045
Commerce Bancshares, Inc.	888	35,520
Cullen/Frost Bankers, Inc.	1,440	89,712
East West Bancorp, Inc.	2,500	90,450
Fifth Third Bancorp	11,100	192,030
First Horizon National Corp.	6,384	82,928
First Niagara Financial Group, Inc.	4,450	36,134
Fulton Financial Corp.	7,410	82,621
Huntington Bancshares, Inc.	9,441	94,599
KeyCorp	11,570	150,294
M&T Bank Corp.§	1,610	182,188
PacWest Bancorp	1,339	57,249
PNC Financial Services Group, Inc.	5,360	453,134
Popular, Inc.*	800	24,664
Regions Financial Corp.	17,356	150,997
Signature Bank*	1,100	128,843
SunTrust Banks, Inc.	6,680	256,646
SVB Financial Group*	500	56,450
TCF Financial Corp.	910	13,377
U.S. Bancorp	18,520	776,173
Wells Fargo & Co.	52,925	2,747,866
Zions Bancorporation	890	21,324

		$6,357,208
CONSUMER FINANCE – 0.8%
Ally Financial, Inc.*	5,200	97,292
American Express Co.	29,760	2,401,334
Capital One Financial Corp.	5,700	417,297
Discover Financial Services	5,080	276,250
Navient Corp.	5,360	105,806
SLM Corp.	5,360	48,830
Synchrony Financial*	5,000	154,300

		$3,501,109
DIVERSIFIED FINANCIAL SERVICES – 2.5%
Bank of America Corp.	115,650	1,752,097
Berkshire Hathaway, Inc., Class B*	19,686	2,833,012
CBOE Holdings, Inc.	3,000	193,410
Citigroup, Inc.	33,782	1,586,065
CME Group, Inc.	3,900	332,670
FNFV Group*	846	10,490
Interactive Brokers Group, Inc., Class A	1,200	36,756

Description	Number of Shares	Value
Intercontinental Exchange, Inc.	2,518	$518,028
JPMorgan Chase & Co.	42,120	2,290,486
Leucadia National Corp.	3,310	75,038
McGraw Hill Financial, Inc.	9,040	808,538
Moody’s Corp.	6,940	633,830
MSCI, Inc.	2,520	135,626
NASDAQ Omx Group, Inc. (The)	530	24,168

		$11,230,214
INSURANCE – 1.9%
ACE Ltd.	3,400	367,064
Aflac, Inc.	4,750	271,130
Alleghany Corp.*	256	113,175
Allied World Assurance Co. Holdings AG	2,790	107,889
Allstate Corp.	3,980	277,764
American Financial Group, Inc.	1,600	92,864
American International Group, Inc.	15,530	758,951
American National Insurance Co.	600	62,424
Aon PLC	8,300	747,415
Arch Capital Group Ltd.*	2,540	147,244
Arthur J Gallagher & Co.	3,880	172,388
Aspen Insurance Holdings Ltd.	190	8,231
Assurant, Inc.	1,130	71,766
Assured Guaranty Ltd.	1,600	39,072
Axis Capital Holdings Ltd.	3,280	166,952
Brown & Brown, Inc.	2,170	66,944
Chubb Corp.	3,950	386,705
Cincinnati Financial Corp.	2,106	106,374
CNA Financial Corp.	1,050	40,908
Endurance Specialty Holdings Ltd.	2,000	122,240
Erie Indemnity Co., Class A	670	58,062
Everest Re Group Ltd.	270	46,273
FNF Group	2,541	89,189
Genworth Financial, Inc., Class A*	3,260	22,755
Golar LNG Ltd.	1,300	36,868
Hanover Insurance Group, Inc.	1,100	75,900
Hartford Financial Services Group, Inc.	6,790	264,131
HCC Insurance Holdings, Inc.	970	51,740
Kemper Corp.	370	12,917
Lincoln National Corp.	3,170	158,437
Loews Corp.	5,050	193,213
Markel Corp.*	80	54,669
Marsh & McLennan Cos., Inc.	13,740	738,800
MBIA, Inc.*	1,650	13,233
Mercury General Corp.	370	21,146
MetLife, Inc.	8,901	413,897
Old Republic International Corp.	6,600	92,664

January 31, 2015 (unaudited)

6     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
PartnerRe Ltd.	970	$110,968
Principal Financial Group, Inc.	3,590	168,479
ProAssurance Corp.	500	22,185
Progressive Corp.	9,880	256,386
Protective Life Corp.	1,130	79,044
Prudential Financial, Inc.	4,730	358,912
Reinsurance Group of America, Inc.	1,690	139,949
RenaissanceRe Holdings Ltd.#	20	1,913
StanCorp Financial Group, Inc.	40	2,482
Torchmark Corp.	1,695	84,869
Travelers Cos., Inc. (The)	5,080	522,326
Unum Group	2,210	68,643
Validus Holdings Ltd.	170	6,741
White Mountains Insurance Group Ltd.	160	103,133
WR Berkley Corp.	3,580	175,384
XL Group PLC	2,520	86,915

		$8,659,723
REAL ESTATE INVESTMENT TRUSTS – 3.0%
Alexandria Real Estate Equities, Inc.	740	72,165
American Capital Agency Corp.	1,600	34,480
American Realty Capital Properties, Inc.	10,300	95,429
American Tower Corp.	12,660	1,227,387
Annaly Capital Management, Inc.	5,510	58,186
Apartment Investment & Management Co.	3,970	158,244
AvalonBay Communities, Inc.	1,222	211,394
BioMed Realty Trust, Inc.	4,100	100,245
Boston Properties, Inc.	1,950	270,660
Brandywine Realty Trust	730	12,125
Camden Property Trust	170	13,098
Chimera Investment Corp.	15,700	49,298
Corporate Office Properties Trust	1,820	54,600
Corrections Corp. of America	2,767	108,798
Crown Castle International Corp.	12,140	1,050,231
DDR Corp.	2,800	54,880
Digital Realty Trust, Inc.	3,760	274,254
Douglas Emmett, Inc.	10	285
Duke Realty Corp.	6,310	137,747
Equity Commonwealth	2,542	66,982
Equity Lifestyle Properties, Inc.	3,400	186,082
Equity Residential	3,050	236,710
Essex Property Trust, Inc.	1,073	242,552
Extra Space Storage, Inc.	4,600	303,600
Federal Realty Investment Trust	1,170	168,211
Gaming and Leisure Properties, Inc.	104	3,394
General Growth Properties, Inc.	8,143	245,756
HCP, Inc.	4,870	230,302
Health Care REIT, Inc.	6,520	534,314

Description	Number of Shares	Value
Home Properties, Inc.	1,000	$70,500
Hospitality Properties Trust	750	24,442
Host Hotels & Resorts, Inc.	8,640	197,770
Iron Mountain, Inc.	4,433	176,611
Kilroy Realty Corp.	2,000	148,300
Kimco Realty Corp.	6,880	190,232
Lamar Advertising Co., Class A	2,400	134,448
Liberty Property Trust	1,340	54,002
Macerich Co. (The)	2,610	224,486
Mid-America Apartment Communities, Inc.	1,800	142,776
National Retail Properties, Inc.	100	4,284
NorthStar Realty Finance Corp.	3,650	69,022
Omega Healthcare Investors, Inc.#	4,100	179,826
Piedmont Office Realty Trust, Inc.	3,300	64,449
Plum Creek Timber Co., Inc.	2,270	101,060
Post Properties, Inc.	700	42,525
Prologis, Inc.	6,010	271,291
Public Storage	3,860	775,242
Rayonier, Inc.	3,915	114,905
Realty Income Corp.#	3,910	212,352
Regency Centers Corp.	2,060	141,234
Simon Property Group, Inc.	8,033	1,595,836
SL Green Realty Corp.	790	99,540
Spirit Realty Capital, Inc.	13,000	167,180
Starwood Property Trust, Inc.	220	5,265
Tanger Factory Outlet Centers, Inc.	3,100	121,985
Taubman Centers, Inc.	1,850	151,608
UDR, Inc.	2,580	85,811
Urban Edge Properties*	1,836	43,587
Ventas, Inc.#	6,566	524,032
Vornado Realty Trust#	3,673	405,646
Weingarten Realty Investors	3,560	133,429
Weyerhaeuser Co.	13,010	466,409
WP Carey, Inc.	1,900	136,439
WP GLIMCHER, Inc.	1,276	22,560

		$13,500,493
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
CBRE Group, Inc.*	8,710	281,681
Forest City Enterprises, Inc., Class A*	4,300	105,350
Howard Hughes Corp. (The)*	658	85,955
Jones Lang LaSalle, Inc.	170	25,004
Realogy Holdings Corp.*	2,600	120,900

		$618,890
THRIFTS & MORTGAGE FINANCE – 0.0%**
Hudson City Bancorp, Inc.	3,732	33,476
New York Community Bancorp, Inc.#	2,740	42,333
Ocwen Financial Corp.#,*	3,000	18,360

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
People’s United Financial, Inc.#	7,600	$106,932
TFS Financial Corp.	250	3,505

		$204,606

TOTAL FINANCIALS		$51,227,977
HEALTH CARE – 14.5%
BIOTECHNOLOGY – 4.5%
Alexion Pharmaceuticals, Inc.*	6,440	1,180,066
Alkermes PLC*	4,400	317,900
Alnylam Pharmaceuticals, Inc.*	2,200	206,426
Amgen, Inc.	23,284	3,545,222
Biogen Idec, Inc.*	7,800	3,035,448
BioMarin Pharmaceutical, Inc.*	4,800	466,368
Celgene Corp.*	25,966	3,094,109
Gilead Sciences, Inc.*	50,054	5,247,161
Incyte Corp.*	4,000	318,840
Intercept Pharmaceuticals, Inc.#,*	400	80,412
Medivation, Inc.*	2,500	272,050
Myriad Genetics, Inc.#,*	2,310	86,440
Pharmacyclics, Inc.*	1,900	320,625
Regeneron Pharmaceuticals, Inc.*	2,600	1,083,316
Seattle Genetics, Inc.#,*	3,400	105,944
United Therapeutics Corp.*	1,340	189,114
Vertex Pharmaceuticals, Inc.*	7,483	824,178

		$20,373,619
HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%
Abbott Laboratories	16,409	734,467
Alere, Inc.*	2,650	107,828
Align Technology, Inc.*	3,000	159,150
Baxter International, Inc.	17,050	1,198,785
Becton Dickinson & Co.	4,860	671,069
Boston Scientific Corp.*	18,100	268,061
CareFusion Corp.*	4,900	290,570
Cooper Cos., Inc. (The)	1,050	165,532
CR Bard, Inc.	2,280	389,948
DENTSPLY International, Inc.	3,670	183,592
Edwards Lifesciences Corp.*	3,886	487,110
Halyard Health, Inc.*	1,305	58,164
Hill-Rom Holdings, Inc.	2,260	107,938
Hologic, Inc.*	8,040	244,135
IDEXX Laboratories, Inc.*	1,890	299,414
Intuitive Surgical, Inc.*	1,200	593,376
Medtronic PLC	14,666	1,047,152
ResMed, Inc.#	4,720	294,858
Sirona Dental Systems, Inc.*	1,700	153,374
St. Jude Medical, Inc.	7,370	485,462
Stryker Corp.	7,300	664,665

Description	Number of Shares	Value
Teleflex, Inc.	60	$6,574
Varian Medical Systems, Inc.*	4,250	393,380
Zimmer Holdings, Inc.	2,310	258,951

		$9,263,555
HEALTH CARE PROVIDERS & SERVICES –2.2%
Aetna, Inc.	5,231	480,310
AmerisourceBergen Corp.	7,870	748,043
Anthem, Inc.	2,610	352,246
Brookdale Senior Living, Inc.*	4,570	154,237
Cardinal Health, Inc.	4,200	349,398
Catamaran Corp.*	6,712	334,996
Centene Corp.*	1,700	185,572
Cigna Corp.	4,190	447,618
Community Health Systems, Inc.*	3,446	162,203
Davita HealthCare Partners, Inc.*	4,588	344,375
Envision Healthcare Holdings, Inc.*	500	17,190
Express Scripts Holding Co.*	22,162	1,788,695
HCA Holdings, Inc.*	3,600	254,880
Health Net, Inc.*	1,220	66,087
Henry Schein, Inc.*	2,460	339,652
Humana, Inc.	2,270	332,419
Laboratory Corp. of America Holdings*	1,410	161,840
LifePoint Hospitals, Inc.*	130	8,481
McKesson Corp.	7,100	1,509,815
MEDNAX, Inc.*	2,740	186,019
Omnicare, Inc.	1,959	146,886
Patterson Cos., Inc.	970	48,587
Quest Diagnostics, Inc.	1,850	131,480
Tenet Healthcare Corp.*	2,425	102,529
UnitedHealth Group, Inc.	10,320	1,096,500
Universal Health Services, Inc., Class B	2,580	264,527
VCA, Inc.*	870	45,327

		$10,059,912
HEALTH CARE TECHNOLOGY – 0.2%
Allscripts Healthcare Solutions, Inc.*	4,700	55,977
athenahealth, Inc.*	1,100	153,681
Cerner Corp.*	10,040	666,154
IMS Health Holdings, Inc.*	100	2,461
Veeva Systems, Inc., Class A*	5,300	152,428

		$1,030,701
LIFE SCIENCES TOOLS & SERVICES – 0.7%
Agilent Technologies, Inc.	5,490	207,357
Bio-Rad Laboratories, Inc., Class A*	890	101,878
Bruker Corp.*	2,920	55,071
Charles River Laboratories International, Inc.*	1,920	133,152
Covance, Inc.*	2,040	216,668

January 31, 2015 (unaudited)

8     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Illumina, Inc.*	4,640	$905,682
Mettler-Toledo International, Inc.*	920	279,634
PerkinElmer, Inc.	870	39,768
QIAGEN N.V.#,*	220	5,045
Thermo Fisher Scientific, Inc.	7,120	891,495
Waters Corp.*	2,610	310,721

		$3,146,471
PHARMACEUTICALS – 4.9%
AbbVie, Inc.	50,429	3,043,390
Actavis PLC*	8,123	2,165,104
Allergan, Inc.	9,400	2,061,044
Bristol-Myers Squibb Co.	30,600	1,844,262
Eli Lilly & Co.	12,890	928,080
Endo International PLC#,*	4,630	368,594
Hospira, Inc.*	2,270	143,986
Jazz Pharmaceuticals PLC*	2,200	372,548
Johnson & Johnson	40,160	4,021,622
Mallinckrodt PLC#,*	3,310	350,827
Merck & Co., Inc.	42,546	2,564,673
Mylan, Inc.*	12,630	671,285
Perrigo Co. PLC	2,460	373,280
Pfizer, Inc.	71,203	2,225,094
Salix Pharmaceuticals Ltd.*	2,200	296,274
Zoetis, Inc.	17,581	751,236

		$22,181,299

TOTAL HEALTH CARE		$66,055,557
INDUSTRIALS – 11.6%
AEROSPACE & DEFENSE – 2.8%
Alliant Techsystems, Inc.#	220	28,668
B/E Aerospace, Inc.*	2,900	169,157
Boeing Co. (The)	23,990	3,487,426
Exelis, Inc.	5,070	86,748
General Dynamics Corp.	2,810	374,320
Hexcel Corp.*	3,600	159,228
Honeywell International, Inc.	25,370	2,480,171
Huntington Ingalls Industries, Inc.	1,645	191,807
KLX, Inc.*	1,450	56,999
L-3 Communications Holdings, Inc.	610	75,103
Lockheed Martin Corp.	8,150	1,535,216
Northrop Grumman Corp.	2,770	434,752
Precision Castparts Corp.	4,490	898,449
Raytheon Co.	3,520	352,176
Rockwell Collins, Inc.	4,470	382,721
Spirit Aerosystems Holdings, Inc., Class A*	4,540	204,482
Textron, Inc.	3,270	139,171

Description	Number of Shares	Value
TransDigm Group, Inc.	1,890	$388,452
Triumph Group, Inc.	780	44,507
United Technologies Corp.	12,060	1,384,247
Vectrus, Inc.*	281	7,823

		$12,881,623
AIR FREIGHT & LOGISTICS – 0.9%
C.H. Robinson Worldwide, Inc.	4,384	312,228
Expeditors International of Washington, Inc.	7,280	317,990
FedEx Corp.	5,760	974,074
United Parcel Service, Inc.	23,150	2,288,146

		$3,892,438
AIRLINES – 0.9%
Alaska Air Group, Inc.	4,400	298,628
American Airlines Group, Inc.	22,560	1,107,245
Copa Holdings SA	520	55,905
Delta Air Lines, Inc.	10,320	488,239
Southwest Airlines Co.	21,230	959,171
Spirit Airlines, Inc.*	2,300	170,522
United Continental Holdings, Inc.*	14,333	994,280

		$4,073,990
BUILDING PRODUCTS – 0.3%
Allegion PLC	2,233	120,604
Armstrong World Industries, Inc.#,*	2,340	118,638
Fortune Brands Home & Security, Inc.	4,760	213,200
Lennox International, Inc.	1,490	146,482
Masco Corp.	15,630	388,249
Owens Corning	890	35,645
Smith (A.O.) Corp.	2,500	148,525
USG Corp.*	2,660	80,997

		$1,252,340
COMMERCIAL SERVICES & SUPPLIES – 0.5%
ADT Corp. (The)#	1,750	60,200
Cintas Corp.	3,520	277,024
Civeo Corp.	1,220	3,575
Clean Harbors, Inc.#,*	1,300	61,516
Copart, Inc.*	1,580	57,828
Covanta Holding Corp.	4,900	100,156
KAR Auction Services, Inc.	4,100	139,851
Pitney Bowes, Inc.	2,330	55,873
Republic Services, Inc.	5,140	203,955
RR Donnelley & Sons Co.	3,270	53,857
Stericycle, Inc.*	2,752	361,310
Tyco International PLC	10,600	432,586
Waste Connections, Inc.	1,995	86,224
Waste Management, Inc.	4,440	228,349

		$2,122,304

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
CONSTRUCTION & ENGINEERING – 0.1%
AECOM Technology Corp.*	5,991	$152,291
Chicago Bridge & Iron Co. NV#	2,762	95,317
Fluor Corp.	3,670	196,675
Jacobs Engineering Group, Inc.*	1,650	62,865
KBR, Inc.	2,070	34,217
Quanta Services, Inc.*	5,010	132,665

		$674,030
ELECTRICAL EQUIPMENT – 0.6%
Acuity Brands, Inc.	1,300	194,857
AMETEK, Inc.	6,580	315,182
Babcock & Wilcox Co. (The)	2,940	80,056
Eaton Corp. PLC	4,728	298,290
Emerson Electric Co.	18,890	1,075,597
Hubbell, Inc., Class B	1,590	168,604
Regal-Beloit Corp.	600	41,310
Rockwell Automation, Inc.	4,620	503,210
SolarCity Corp.#,*	1,000	48,610

		$2,725,716
INDUSTRIAL CONGLOMERATES – 1.6%
3M Co.	21,210	3,442,383
Carlisle Cos., Inc.	1,290	115,687
Danaher Corp.	7,880	649,154
General Electric Co.	114,140	2,726,805
Roper Industries, Inc.	3,000	463,020

		$7,397,049
MACHINERY – 1.8%
AGCO Corp.#	560	24,270
Allison Transmission Holdings, Inc.	4,800	150,336
Caterpillar, Inc.	8,900	711,733
Colfax Corp.#,*	2,700	122,337
Cummins, Inc.	5,820	811,657
Deere & Co.	5,650	481,323
Donaldson Co., Inc.	4,860	177,682
Dover Corp.	3,560	249,342
Flowserve Corp.	4,920	268,091
Graco, Inc.	2,140	152,454
IDEX Corp.	2,120	153,382
Illinois Tool Works, Inc.	10,600	986,754
Ingersoll-Rand PLC	4,500	298,800
ITT Corp.	2,535	90,778
Joy Global, Inc.	1,080	45,295
Kennametal, Inc.	2,650	83,263
Lincoln Electric Holdings, Inc.	2,600	176,566
Manitowoc Co., Inc.	3,910	73,117
Middleby Corp. (The)*	1,600	152,032

Description	Number of Shares	Value
Navistar International Corp.*	1,680	$49,426
Nordson Corp.	2,000	145,720
Oshkosh Corp.	990	42,422
PACCAR, Inc.	10,790	648,587
Pall Corp.	3,170	306,729
Parker Hannifin Corp.	3,400	395,964
Pentair PLC	2,666	164,785
Snap-On, Inc.	1,280	169,869
SPX Corp.	1,230	102,791
Stanley Black & Decker, Inc.	1,820	170,443
Terex Corp.	2,030	45,634
Timken Co.	300	11,403
Toro Co.	2,340	151,889
Trinity Industries, Inc.	560	14,823
Valmont Industries, Inc.	1,060	127,327
WABCO Holdings, Inc.*	2,050	195,099
Wabtec Corp.	3,320	277,054
Xylem, Inc.	2,670	91,047

		$8,320,224
MARINE – 0.0%**
Kirby Corp.*	1,500	108,735
PROFESSIONAL SERVICES – 0.5%
Dun & Bradstreet Corp.	930	107,052
Equifax, Inc.	4,060	342,908
IHS, Inc., Class A*	2,140	246,378
Manpowergroup, Inc.	1,860	135,557
Nielsen Holdings N.V.	7,600	331,056
Robert Half International, Inc.	5,010	290,881
Science Applications International Corp.	1,257	61,316
Towers Watson & Co., Class A	1,300	154,050
Verisk Analytics, Inc., Class A*	6,000	386,100

		$2,055,298
ROAD & RAIL – 1.3%
AMERCO	300	85,833
Avis Budget Group, Inc.*	3,600	206,316
Con-way, Inc.	1,840	75,385
CSX Corp.	14,600	486,180
Genesee & Wyoming, Inc., Class A*	1,600	131,920
Hertz Global Holdings, Inc.*	13,850	284,202
JB Hunt Transport Services, Inc.	2,980	237,238
Kansas City Southern	4,000	440,360
Landstar System, Inc.	1,590	101,887
Norfolk Southern Corp.	4,160	424,195
Old Dominion Freight Line, Inc.*	2,800	196,336
Ryder System, Inc.	40	3,312
Union Pacific Corp.	28,720	3,366,271

		$6,039,435

January 31, 2015 (unaudited)

10     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
TRADING COMPANIES & DISTRIBUTORS – 0.3%
Fastenal Co.	8,960	$397,824
GATX Corp.	90	5,143
HD Supply Holdings, Inc.*	2,920	84,184
MRC Global, Inc.*	100	1,081
MSC Industrial Direct Co., Inc., Class A	1,390	104,347
NOW, Inc./de#,*	1,063	26,522
United Rentals, Inc.*	2,920	241,922
Veritiv Corp.*	207	10,530
WESCO International, Inc.*	330	22,031
WW Grainger, Inc.	2,010	474,038

		$1,367,622

TOTAL INDUSTRIALS		$52,910,804
INFORMATION TECHNOLOGY – 23.3%
COMMUNICATIONS EQUIPMENT – 1.4%
ARRIS Group, Inc.*	2,420	63,452
Brocade Communications Systems, Inc.	8,790	97,745
Cisco Systems, Inc.	56,660	1,493,841
EchoStar Corp.*	270	14,086
F5 Networks, Inc.*	3,010	335,976
Harris Corp.	2,040	136,945
JDS Uniphase Corp.*	5,850	71,077
Juniper Networks, Inc.	10,440	237,301
Motorola Solutions, Inc.	2,770	172,876
Palo Alto Networks, Inc.*	1,800	227,502
QUALCOMM, Inc.	55,400	3,460,284
Riverbed Technology, Inc.*	4,200	86,436

		$6,397,521
COMPUTERS & PERIPHERALS – 5.7%
3D Systems Corp.#,*	3,000	87,240
Apple, Inc.	196,780	23,054,745
Diebold, Inc.	973	30,358
EMC Corp.	30,270	784,901
Hewlett-Packard Co.	19,490	704,174
Lexmark International, Inc., Class A	2,230	88,999
NCR Corp.*	5,320	135,128
NetApp, Inc.	5,143	194,405
SanDisk Corp.	4,650	352,982
Stratasys Ltd.#,*	1,300	103,337
Western Digital Corp.	2,280	221,684

		$25,757,953
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%
Amphenol Corp., Class A	10,300	553,213
Arrow Electronics, Inc.*	1,340	73,754
Avnet, Inc.	3,060	127,357

Description	Number of Shares	Value
AVX Corp.	200	$2,586
Corning, Inc.	19,540	464,466
Dolby Laboratories, Inc., Class A	270	10,476
FLIR Systems, Inc.	3,390	102,378
Ingram Micro, Inc., Class A*	100	2,518
IPG Photonics Corp.#,*	2,000	149,280
Jabil Circuit, Inc.	5,240	107,996
Keysight Technologies, Inc.*	2,745	91,656
Knowles Corp.#,*	1,930	40,935
National Instruments Corp.	2,880	86,630
Tech Data Corp.*	1,700	97,070
Trimble Navigation Ltd.*	8,300	197,872
Vishay Intertechnology, Inc.	2,370	32,279

		$2,140,466
INTERNET SOFTWARE & SERVICES – 4.5%
Akamai Technologies, Inc.*	7,350	427,439
AOL, Inc.*	2,331	100,816
CoStar Group, Inc.*	1,100	202,961
eBay, Inc.*	41,720	2,211,160
Equinix, Inc.	1,934	419,407
Facebook, Inc., Class A*	64,700	4,911,377
Google, Inc.*	18,170	9,739,756
IAC/InterActiveCorp	1,030	62,778
LinkedIn Corp.*	3,460	777,600
Pandora Media, Inc.*	4,500	74,700
Rackspace Hosting, Inc.*	2,800	125,888
Twitter, Inc.*	14,000	525,420
VeriSign, Inc.#,*	3,950	215,196
Yahoo!, Inc.*	9,630	423,624
Yelp, Inc.#,*	1,900	99,693
Zillow, Inc., Class A#,*	900	87,228

		$20,405,043
IT SERVICES – 4.3%
Accenture PLC, Class A	20,300	1,705,809
Alliance Data Systems Corp.*	1,790	517,006
Amdocs Ltd.	2,720	131,050
Automatic Data Processing, Inc.	14,030	1,157,896
Booz Allen Hamilton Holding Corp.	160	4,658
Broadridge Financial Solutions, Inc.	3,630	174,204
Cognizant Technology Solutions Corp.*	18,120	980,836
Computer Sciences Corp.	1,600	97,088
CoreLogic, Inc.*	680	22,576
DST Systems, Inc.	170	16,439
Fidelity National Information Services, Inc.	4,243	264,890
Fiserv, Inc.*	7,660	555,580
FleetCor Technologies, Inc.*	3,100	435,550

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Gartner, Inc.*	3,500	$294,770
Global Payments, Inc.	2,250	196,447
International Business Machines Corp.	31,240	4,789,404
Jack Henry & Associates, Inc.	1,900	116,603
Leidos Holdings, Inc.	2,200	91,080
Mastercard, Inc., Class A	32,500	2,665,975
Paychex, Inc.	9,670	437,664
Teradata Corp.*	3,670	163,535
Total System Services, Inc.	4,520	159,872
Vantiv, Inc., Class A*	3,900	134,121
VeriFone Systems, Inc.*	2,600	81,614
Visa, Inc.	16,030	4,086,207
Western Union Co.	20,690	351,730

		$19,632,604
OFFICE ELECTRONICS – 0.0%**
Xerox Corp.	15,860	208,876
Zebra Technologies Corp., Class A*	50	4,173

		$213,049
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.3%
Advanced Micro Devices, Inc.#,*	12,850	33,024
Altera Corp.	5,570	183,392
Analog Devices, Inc.	8,820	459,566
Applied Materials, Inc.	32,580	744,127
Atmel Corp.*	11,220	93,463
Avago Technologies Ltd.	8,000	823,040
Broadcom Corp., Class A	9,230	391,675
Cree, Inc.#,*	3,430	121,285
First Solar, Inc.*	700	29,624
Freescale Semiconductor Ltd.#,*	5,500	176,495
Intel Corp.	63,110	2,085,154
KLA-Tencor Corp.	4,150	255,100
Lam Research Corp.	2,480	189,571
Linear Technology Corp.	6,070	272,786
Marvell Technology Group Ltd.	3,330	51,582
Maxim Integrated Products, Inc.	6,720	222,365
Microchip Technology, Inc.#	4,340	195,734
Micron Technology, Inc.*	31,790	930,334
NVIDIA Corp.	6,080	116,766
ON Semiconductor Corp.*	10,570	105,806
Skyworks Solutions, Inc.	7,600	631,180
SunEdison, Inc.*	3,140	58,812
Teradyne, Inc.	3,450	62,445
Texas Instruments, Inc.	34,050	1,819,973
Xilinx, Inc.	8,700	335,603

		$10,388,902
SOFTWARE – 4.6%
Activision Blizzard, Inc.	10,270	214,592

Description	Number of Shares	Value
Adobe Systems, Inc.*	14,880	$1,043,534
ANSYS, Inc.*	2,080	167,794
Autodesk, Inc.*	7,530	406,658
CA, Inc.	4,180	126,654
Cadence Design Systems, Inc.*	11,710	210,663
CDK Global, Inc.	4,676	211,168
Citrix Systems, Inc.*	5,050	299,263
Electronic Arts, Inc.*	11,160	612,238
FactSet Research Systems, Inc.	1,540	221,129
FireEye, Inc.#,*	1,860	62,887
Fortinet, Inc.*	4,000	119,580
Informatica Corp.*	3,500	145,897
Intuit, Inc.	10,000	868,200
Microsoft Corp.	206,349	8,336,500
NetSuite, Inc.#,*	1,200	118,116
Nuance Communications, Inc.*	3,040	41,785
Oracle Corp.	107,600	4,507,364
PTC, Inc.*	2,620	87,534
Red Hat, Inc.*	6,230	397,412
Rovi Corp.*	1,650	38,132
Salesforce.com, Inc.*	19,380	1,094,001
ServiceNow, Inc.*	5,600	408,240
SolarWinds, Inc.*	1,300	62,595
Solera Holdings, Inc.	2,700	139,320
Splunk, Inc.*	4,200	216,930
Symantec Corp.	12,120	300,212
Synopsys, Inc.*	2,600	111,774
Tableau Software, Inc., Class A*	1,900	153,444
VMware, Inc., Class A*	2,310	178,101
Workday, Inc., Class A*	2,900	230,434
Zynga, Inc., Class A#,*	15,000	38,400

		$21,170,551

TOTAL INFORMATION TECHNOLOGY		$106,106,089
MATERIALS – 3.7%
CHEMICALS – 2.9%
Air Products & Chemicals, Inc.	1,970	286,852
Airgas, Inc.	1,960	220,774
Albemarle Corp.	2,140	103,276
Ashland, Inc.	540	64,001
Cabot Corp.	460	19,509
Celanese Corp.	2,870	154,291
CF Industries Holdings, Inc.	723	220,790
Cytec Industries, Inc.	1,960	94,060
Dow Chemical Co. (The)	17,550	792,558
E.I. du Pont de Nemours & Co.	27,930	1,988,895
Eastman Chemical Co.	4,288	303,976

January 31, 2015 (unaudited)

12     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Ecolab, Inc.	7,877	$817,396
FMC Corp.	3,560	204,700
Huntsman Corp.	5,100	111,996
International Flavors & Fragrances, Inc.	2,900	307,719
LyondellBasell Industries NV, Class A	13,600	1,075,624
Monsanto Co.	16,750	1,976,165
Mosaic Co. (The)	3,750	182,588
NewMarket Corp.	400	179,868
Platform Specialty Products Corp.*	4,500	94,500
PPG Industries, Inc.	4,520	1,007,418
Praxair, Inc.	8,250	994,868
Rayonier Advanced Materials, Inc.	1,305	22,342
RPM International, Inc.	3,760	179,954
Scotts Miracle-Gro Co. Class A	1,470	93,242
Sherwin-Williams Co. (The)	2,858	775,290
Sigma-Aldrich Corp.	3,490	479,945
Valspar Corp. (The)	2,720	226,930
Westlake Chemical Corp.	1,000	57,310
WR Grace & Co.*	1,600	138,688

		$13,175,525
CONSTRUCTION MATERIALS – 0.1%
Eagle Materials, Inc.	1,700	121,074
Martin Marietta Materials, Inc.	1,500	161,610
Vulcan Materials Co.	1,400	98,714

		$381,398
CONTAINERS & PACKAGING – 0.4%
Aptargroup, Inc.	580	36,604
Avery Dennison Corp.	910	47,566
Ball Corp.	6,200	392,646
Bemis Co., Inc.	240	10,632
Crown Holdings, Inc.*	4,340	192,305
Greif, Inc., Class A	270	10,314
MeadWestvaco Corp.	1,480	74,414
Owens-Illinois, Inc.*	3,380	78,923
Packaging Corp. of America	2,850	216,173
Rock-Tenn Co., Class A	4,000	259,600
Sealed Air Corp.	7,500	303,750
Silgan Holdings, Inc.	1,900	97,679
Sonoco Products Co.	2,410	106,522

		$1,827,128
METALS & MINING – 0.2%
Alcoa, Inc.	16,200	253,530
Allegheny Technologies, Inc.	1,150	32,809
Carpenter Technology Corp.	380	14,417
Cliffs Natural Resources, Inc.#	1,000	6,420
Compass Minerals International, Inc.	900	78,660

Description	Number of Shares	Value
Freeport-McMoRan Copper & Gold, Inc.	10,465	$175,917
Newmont Mining Corp.	5,170	130,026
Nucor Corp.	3,150	137,498
Reliance Steel & Aluminum Co.	750	39,278
Royal Gold, Inc.	400	28,984
Southern Copper Corp.#	4,610	125,761
Steel Dynamics, Inc.	5,700	97,128
Tahoe Resources, Inc.#	760	10,374
TimkenSteel Corp.	150	4,050
United States Steel Corp.#	3,620	88,473

		$1,223,325
PAPER & FOREST PRODUCTS – 0.1%
Domtar Corp.	320	12,256
International Paper Co.	7,540	397,056

		$409,312

TOTAL MATERIALS		$17,016,688
TELECOMMUNICATION SERVICES – 2.1%
DIVERSIFIED TELECOMMUNICATION SERVICES – 2.0%
AT&T, Inc.	59,197	1,948,765
CenturyLink, Inc.	5,519	205,141
Frontier Communications Corp.	10,500	70,507
Level 3 Communications, Inc.*	8,898	442,587
Verizon Communications, Inc.	135,920	6,212,903
Windstream Holdings, Inc.#	15,700	124,815

		$9,004,718
WIRELESS TELECOMMUNICATION SERVICES – 0.1%
SBA Communications Corp., Class A*	4,510	526,317
Sprint Corp.*	6,460	27,778
Telephone & Data Systems, Inc.	2,424	56,358
T-Mobile US, Inc.*	2,465	74,394
United States Cellular Corp.*	90	3,131

		$687,978

TOTAL TELECOMMUNICATION SERVICES		$9,692,696
UTILITIES – 1.9%
ELECTRIC UTILITIES – 0.9%
American Electric Power Co., Inc.	5,390	338,546
Duke Energy Corp.	6,995	609,544
Edison International	3,320	226,258
Entergy Corp.	2,770	242,403
Exelon Corp.	8,199	295,492
FirstEnergy Corp.	4,100	165,353
Great Plains Energy, Inc.	1,720	50,860
Hawaiian Electric Industries, Inc.#	2,710	92,953
ITC Holdings Corp.	3,960	168,458

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      13

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
NextEra Energy, Inc.	3,340	$364,862
Northeast Utilities	5,713	317,529
OGE Energy Corp.	3,020	106,244
Pinnacle West Capital Corp.	1,600	112,288
PPL Corp.	9,000	319,500
Southern Co. (The)	6,881	349,004
Westar Energy, Inc.	2,960	126,451
Xcel Energy, Inc.	7,770	291,608

		$4,177,353
GAS UTILITIES – 0.1%
AGL Resources, Inc.	1,320	74,422
Atmos Energy Corp.	2,610	148,535
National Fuel Gas Co.	1,410	89,436
Questar Corp.	6,500	168,675
UGI Corp.	2,835	104,867

		$585,935
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%
AES Corp.	6,610	80,774
Calpine Corp.*	2,230	46,562
NRG Energy, Inc.	3,100	76,446

		$203,782
MULTI-UTILITIES – 0.7%
Alliant Energy Corp.	2,000	137,220
Ameren Corp.	3,450	156,216
CenterPoint Energy, Inc.	2,760	63,728
CMS Energy Corp.	3,670	138,469
Consolidated Edison, Inc.	4,340	300,675
Dominion Resources, Inc.	5,870	451,344
DTE Energy Co.	2,200	197,252
Integrys Energy Group, Inc.	1,760	142,736
MDU Resources Group, Inc.	4,280	96,771
NiSource, Inc.	4,700	203,322
PG&E Corp.	3,120	183,487
Public Service Enterprise Group, Inc.	6,200	264,616
SCANA Corp.	3,140	200,238
Sempra Energy	3,250	363,740
TECO Energy, Inc.	430	9,172
Vectren Corp.	1,680	80,506
Wisconsin Energy Corp.	4,240	236,465

		$3,225,957
OIL, GAS & CONSUMABLE FUELS – 0.1%
ONEOK, Inc.	4,860	213,986
WATER UTILITIES – 0.0%**
American Water Works Co., Inc.	1,690	94,877

Description	Number of Shares	Value
Aqua America, Inc.	1,325	$35,841

		$130,718

TOTAL UTILITIES		$8,537,731

TOTAL COMMON STOCKS (COST $295,237,675)		$453,621,692
INVESTMENT COMPANIES – 0.1%
EQUITY FUNDS – 0.1%
iShares Russell 1000 ETF	2,710	302,300
iShares Russell 1000 Growth ETF	1,330	125,299

TOTAL EQUITY FUNDS		$427,599

TOTAL INVESTMENT COMPANIES (COST $408,910)		$427,599
MONEY MARKET FUND – 0.1%
Dreyfus Cash Management Fund, Institutional Shares, 0.03%^	364,826	364,826

TOTAL MONEY MARKET FUND (COST $364,826)		$364,826
RIGHTS – 0.0%**
Celgene Corp.*	89	281
Community Health Systems, Inc.*	3,700	100

TOTAL RIGHTS (COST $142)		$381
WARRANTS – 0.0%**
American International Group, Inc. CW21, Expire 1/19/21*	2,055	45,046
Kinder Morgan, Inc., Expire 5/25/17*	16,345	61,784

TOTAL WARRANTS (COST $48,690)		$106,830

TOTAL INVESTMENTS IN SECURITIES – 99.9% (COST $296,060,243)		$454,521,328

	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.5%
REPURCHASE AGREEMENTS – 1.5%
Citigroup Global Markets, Inc., 0.08%, dated 01/30/15, due 02/02/15, repurchase price $1,632,210, collateralized by U.S. Government Securities 0.00% to 6.00%, maturing 01/12/18 to 02/01/45; total market value of $1,664,843.	$1,632,199	$1,632,199

January 31, 2015 (unaudited)

14     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (concluded)

Description	Par Value	Value
HSBC Securities USA, Inc., 0.05%, dated 01/30/15, due 02/02/15, repurchase price $1,632,206, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 02/09/15 to 07/15/32; total market value of $1,664,844.	$1,632,199	$1,632,199
JP Morgan Securities LLC, 0.08%, dated 01/30/15, due 02/02/15, repurchase price $1,632,210, collateralized by U.S. Government Securities 2.50% to 9.00%, maturing 12/01/15 to 01/01/48; total market value of $1,664,858.	1,632,199	1,632,199
Mizuho Securities USA, Inc., 0.08%, dated 01/30/15, due 02/02/15, repurchase price $1,632,210, collateralized by U.S. Government & Treasury Securities 0.00% to 4.50%, maturing 02/12/15 to 01/20/45; total market value of $1,665,778.	1,632,199	1,632,199
RBC Capital Markets LLC, 0.08%, dated 01/30/15, due 02/02/15, repurchase price $343,612, collateralized by U.S. Government Securities 1.31% to 5.50%, maturing 11/01/24 to 05/01/50; total market value of $350,482.	343,610	343,610

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $6,872,406)		$6,872,406

Description	Value

TOTAL INVESTMENTS – 101.4% (COST $302,932,649)	$461,393,734
COLLATERAL FOR SECURITIES ON LOAN – (1.5%)	(6,872,406)
OTHER ASSETS LESS LIABILITIES – 0.1%	406,810

TOTAL NET ASSETS – 100.0%	$454,928,138

Cost of investments for Federal income tax purposes is $306,723,693. The net unrealized appreciation/(depreciation) of investments was $154,670,041. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $162,372,992 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,702,951.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$453,590,330	$31,362	$—	$453,621,692
Investment Companies	427,599	—	—	427,599
Rights	381	—	—	381
Warrants	106,830	—	—	106,830
Money Market Fund	364,826	—	—	364,826
Repurchase Agreements	—	6,872,406	—	6,872,406

Total	$454,489,966	$6,903,768	$—	$461,393,734

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

Wilmington Mid-Cap Growth Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.8%
CONSUMER DISCRETIONARY – 22.1%
AUTO COMPONENTS – 2.1%
BorgWarner, Inc.	128,200	$6,924,082
DISTRIBUTORS – 1.7%
LKQ Corp.*	216,700	5,593,027
HOTELS, RESTAURANTS & LEISURE – 2.7%
DineEquity, Inc.	48,200	5,145,350
Panera Bread Co.#,*	22,100	3,798,106

		$8,943,456
INTERNET & CATALOG RETAIL – 0.9%
TripAdvisor, Inc.*	47,900	3,209,779
MEDIA – 4.7%
CBS Corp., Non-Voting	137,500	7,536,375
Lions Gate Entertainment Corp.	152,351	4,377,044
Scripps Networks Interactive, Inc.	54,800	3,895,732

		$15,809,151
MULTILINE RETAIL – 1.8%
Nordstrom, Inc.	80,300	6,118,860
SPECIALTY RETAIL – 4.7%
GameStop Corp.#	109,400	3,856,350
L Brands, Inc.	86,600	7,328,958
Tile Shop Holdings, Inc.#,*	229,524	1,863,735
Vitamin Shoppe, Inc.*	65,700	2,777,139

		$15,826,182
TEXTILES, APPAREL & LUXURY GOODS – 3.5%
Coach, Inc.	70,700	2,629,333
Lululemon Athletica, Inc.#,*	57,200	3,788,928
PVH Corp.	49,500	5,457,870

		$11,876,131

TOTAL CONSUMER DISCRETIONARY		$74,300,668
CONSUMER STAPLES – 4.8%
BEVERAGES – 2.0%
Keurig Green Mountain, Inc.	54,100	6,630,496
FOOD & STAPLES RETAILING – 1.1%
Pricesmart, Inc.	44,100	3,606,498
HOUSEHOLD PRODUCTS – 1.7%
Church & Dwight Co., Inc.	72,200	5,842,424

TOTAL CONSUMER STAPLES		$16,079,418

Description	Number of Shares	Value
ENERGY – 5.4%
ENERGY EQUIPMENT & SERVICES – 2.2%
Core Laboratories NV#	34,800	$3,227,700
Oceaneering International, Inc.	76,300	3,995,068

		$7,222,768
OIL, GAS & CONSUMABLE FUELS – 3.2%
Cabot Oil & Gas Corp.	116,140	3,077,710
Southwestern Energy Co.*	87,000	4,698,000
Whiting Petroleum Corp.*	102,900	3,089,058

		$10,864,768

TOTAL ENERGY		$18,087,536
FINANCIALS – 12.0%
CAPITAL MARKETS – 2.0%
Raymond James Financial, Inc.	62,400	3,283,488
T. Rowe Price Group, Inc.	43,705	3,440,458

		$6,723,946
COMMERCIAL BANKS – 3.6%
Signature Bank*	46,000	5,387,980
SVB Financial Group*	58,800	6,638,520

		$12,026,500
DIVERSIFIED FINANCIAL SERVICES – 2.0%
MarketAxess Holdings, Inc.	89,100	6,768,927
INSURANCE – 1.2%
Brown & Brown, Inc.	128,400	3,961,140
REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.2%
CBRE Group, Inc.*	182,000	5,885,880
Realogy Holdings Corp.*	109,300	5,082,450

		$10,968,330

TOTAL FINANCIALS		$40,448,843
HEALTH CARE – 15.9%
BIOTECHNOLOGY – 5.2%
Cepheid, Inc.*	109,060	6,162,981
Regeneron Pharmaceuticals, Inc.*	16,625	6,926,972
Vertex Pharmaceuticals, Inc.*	38,800	4,273,432

		$17,363,385
HEALTH CARE EQUIPMENT & SUPPLIES – 6.7%
Alere, Inc.*	105,200	4,280,588
Intuitive Surgical, Inc.*	10,725	5,303,298
Novadaq Technologies, Inc.#,*	252,900	3,598,767

January 31, 2015 (unaudited)

16     PORTFOLIO OF INVESTMENTS

Wilmington Mid-Cap Growth Fund (continued)

Description	Number of Shares	Value
ResMed, Inc.#	85,500	$5,341,185
West Pharmaceutical Services, Inc.	81,300	4,008,903

		$22,532,741
HEALTH CARE TECHNOLOGY – 1.9%
Cerner Corp.*	97,700	6,482,395
PHARMACEUTICALS – 2.1%
Perrigo Co. PLC	47,400	7,192,476

TOTAL HEALTH CARE		$53,570,997
INDUSTRIALS – 16.2%
AEROSPACE & DEFENSE – 2.5%
HEICO Corp.	112,700	5,316,059
Precision Castparts Corp.	15,500	3,101,550

		$8,417,609
BUILDING PRODUCTS – 0.3%
Lennox International, Inc.	11,500	1,130,565
COMMERCIAL SERVICES & SUPPLIES – 2.6%
MSA Safety, Inc.	90,300	3,942,498
Waste Connections, Inc.	113,100	4,888,182

		$8,830,680
ELECTRICAL EQUIPMENT – 3.4%
AMETEK, Inc.	112,100	5,369,590
Rockwell Automation, Inc.	55,800	6,077,736

		$11,447,326
MACHINERY – 4.1%
Cummins, Inc.	34,600	4,825,316
Graco, Inc.	69,200	4,929,808
Pall Corp.	40,200	3,889,752

		$13,644,876
ROAD & RAIL – 3.3%
Kansas City Southern	50,700	5,581,563
Old Dominion Freight Line, Inc.*	80,500	5,644,660

		$11,226,223

TOTAL INDUSTRIALS		$54,697,279
INFORMATION TECHNOLOGY – 18.1%
COMMUNICATIONS EQUIPMENT – 1.2%
Aruba Networks, Inc.*	257,700	4,272,666
COMPUTERS & PERIPHERALS – 1.0%
Stratasys Ltd.#,*	44,436	3,532,218
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.7%
FEI Co.	53,900	4,431,658
IPG Photonics Corp.#,*	98,200	7,329,648
National Instruments Corp.	134,100	4,033,728

		$15,795,034

Description	Number of Shares	Value
INTERNET SOFTWARE & SERVICES – 2.1%
CoStar Group, Inc.*	24,213	$4,467,541
Xoom Corp.#,*	172,200	2,539,950

		$7,007,491
IT SERVICES – 1.1%
Global Payments, Inc.	41,700	3,640,827
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.8%
Altera Corp.	149,400	4,918,995
Lam Research Corp.	59,300	4,532,892

		$9,451,887
SOFTWARE – 5.2%
ANSYS, Inc.*	82,200	6,631,074
Autodesk, Inc.*	88,100	4,757,840
Red Hat, Inc.*	95,200	6,072,808

		$17,461,722

TOTAL INFORMATION TECHNOLOGY		$61,161,845
MATERIALS – 5.3%
CHEMICALS – 5.3%
Airgas, Inc.	49,300	5,553,152
Valspar Corp.	80,100	6,682,743
WR Grace & Co.*	65,300	5,660,204

		$17,896,099

TOTAL MATERIALS		$17,896,099

TOTAL COMMON STOCKS (COST $248,182,131)		$336,242,685

TOTAL INVESTMENTS IN SECURITIES – 99.8% (COST $248,182,131)		$336,242,685

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 11.2%
REPURCHASE AGREEMENTS – 11.2%
Daiwa Capital Markets America, 0.10%, dated 01/30/15, due 02/02/15, repurchase price $8,926,351, collateralized by U.S. Government Securities 0.00% to 7.50%, maturing 06/01/17 to 03/01/48; total market value of $9,104,803.	$8,926,277	$8,926,277

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      17

Wilmington Mid-Cap Growth Fund (continued)

Description	Par Value	Value
Mizuho Securities USA, Inc., 0.08%, dated 01/30/15, due 02/02/15, repurchase price $8,926,337, collateralized by U.S. Government & Treasury Securities 0.00% to 4.50%, maturing 02/12/15 to 01/20/45; total market value of $9,109,915.	$8,926,277	$8,926,277
Nomura Securities International, Inc., 0.08%, dated 01/30/15, due 02/02/15, repurchase price $8,926,337, collateralized by U.S. Government Securities 0.00% to 8.88%, maturing 02/09/15 to 01/01/45; total market value of $9,104,802.	8,926,277	8,926,277
RBC Capital Markets LLC, 0.08%, dated 01/30/15, due 02/02/15, repurchase price $1,879,162, collateralized by U.S. Government Securities 1.31% to 5.50%, maturing 11/01/24 to 05/01/50; total market value of $1,916,732.	1,879,149	1,879,149
Royal Bank of Scotland PLC, 0.08%, dated 01/30/15, due 02/02/15, repurchase price $8,926,337, collateralized by U.S. Government & Treasury Securities 0.25% to 6.13%, maturing 09/30/15 to 07/15/56; total market value of $9,104,814.	8,926,277	8,926,277

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $37,584,257)		$37,584,257
TOTAL INVESTMENTS – 111.0% (COST $285,766,388)		$373,826,942
COLLATERAL FOR SECURITIES ON LOAN – (11.2%)		(37,584,257)
OTHER ASSETS LESS LIABILITIES – 0.2%		532,256

TOTAL NET ASSETS – 100.0%		$336,774,941

Cost of investments for Federal income tax purposes is $288,421,847. The net unrealized appreciation/(depreciation) of investments was $85,405,095. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $98,449,052 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,043,957.

January 31, 2015 (unaudited)

18     PORTFOLIO OF INVESTMENTS

Wilmington Mid-Cap Growth Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$336,242,685	$—	$—	$336,242,685
Repurchase Agreements	—	37,584,257	—	37,584,257

Total	$336,242,685	$37,584,257	$—	$373,826,942

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

Wilmington Small-Cap Growth Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 98.8%
CONSUMER DISCRETIONARY – 20.0%
AUTO COMPONENTS – 1.3%
American Axle & Manufacturing Holdings, Inc.*	3,955	$96,304
Modine Manufacturing Co.*	3,956	48,224
Tenneco, Inc.*	9,021	463,860
Tower International, Inc.*	5,005	118,468

		$726,856
AUTOMOBILES – 0.3%
Winnebago Industries, Inc.*	8,700	173,043
DISTRIBUTORS – 1.6%
Core-Mark Holding Co., Inc.	13,569	904,781
DIVERSIFIED CONSUMER SERVICES – 0.6%
Education Management Corp.*	11,809	3,259
Sotheby’s	2,132	90,717
Steiner Leisure Ltd.*	5,111	222,942

		$316,918
HOTELS, RESTAURANTS & LEISURE – 3.7%
Cheesecake Factory, Inc.	6,745	354,180
DineEquity, Inc.	1,309	139,736
Life Time Fitness, Inc.*	6,676	364,977
Papa John’s International, Inc.	9,690	614,927
Popeyes Louisiana Kitchen, Inc.*	2,622	150,555
Premier Exhibitions, Inc.*	38,396	20,734
Sonic Corp.*	14,796	447,875

		$2,092,984
HOUSEHOLD DURABLES – 1.2%
La-Z-Boy, Inc.	2,308	61,601
Libbey, Inc.*	6,134	200,643
Meritage Homes Corp.*	1,600	58,256
Ryland Group, Inc.	8,269	332,000

		$652,500
INTERNET & CATALOG RETAIL – 0.9%
EVINE Live, Inc.*	10,891	68,287
HSN, Inc.	5,100	394,944
Orbitz Worldwide, Inc.*	7,000	64,610

		$527,841
LEISURE EQUIPMENT & PRODUCTS – 1.6%
Brunswick Corp.	11,225	609,293

Description	Number of Shares	Value
Polaris Industries, Inc.	2,062	$298,145

		$907,438
MEDIA – 2.8%
Entravision Communications Corp.	17,716	109,308
Lions Gate Entertainment Corp.	7,008	201,340
Loral Space & Communications, Inc.	2,913	209,474
MDC Partners, Inc.	10,737	256,614
Nexstar Broadcasting Group, Inc.	7,008	349,664
Sinclair Broadcast Group, Inc.#	17,022	421,124

		$1,547,524
SPECIALTY RETAIL – 3.0%
Asbury Automotive Group, Inc.*	4,896	363,332
Cabela’s, Inc.#,*	2,653	145,782
Monro Muffler Brake, Inc.	4,940	282,272
Pier 1 Imports, Inc.	644	10,826
Tractor Supply Co.	8,272	671,438
Winmark Corp.	2,576	209,970

		$1,683,620
TEXTILES, APPAREL & LUXURY GOODS – 3.0%
Quiksilver, Inc.#,*	10,124	18,932
Steven Madden Ltd.*	13,989	480,382
Under Armour, Inc., Class A#,*	7,713	555,953
Wolverine World Wide, Inc.	21,920	617,048

		$1,672,315

TOTAL CONSUMER DISCRETIONARY		$11,205,820
CONSUMER STAPLES – 7.0%
BEVERAGES – 0.4%
National Beverage Corp.*	9,433	205,073
FOOD & STAPLES RETAILING – 2.1%
Andersons, Inc.	9,149	411,522
Pricesmart, Inc.	3,644	298,006
Rite Aid Corp.*	28,970	202,211
SUPERVALU, Inc.*	30,373	295,833

		$1,207,572
FOOD PRODUCTS – 2.8%
Darling International, Inc.#,*	10,340	175,573
Hain Celestial Group, Inc.*	3,970	209,497
J&J Snack Foods Corp.	4,186	410,730

January 31, 2015 (unaudited)

20     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value
Omega Protein Corp.*	17,431	$183,723
Pilgrim’s Pride Corp.#,*	22,346	606,694

		$1,586,217
HOUSEHOLD PRODUCTS – 1.4%
Harbinger Group, Inc.*	4,979	62,188
Spectrum Brands Holdings, Inc.	3,511	314,866
WD-40 Co.	4,870	399,632

		$776,686
PERSONAL PRODUCTS – 0.3%
Prestige Brands Holdings, Inc.*	4,334	148,483

TOTAL CONSUMER STAPLES		$3,924,031
ENERGY – 0.8%
ENERGY EQUIPMENT & SERVICES – 0.8%
Dril-Quip, Inc.*	5,263	390,672
Geospace Technologies Corp.*	1,264	30,311
Mitcham Industries, Inc.*	7,388	41,447

		$462,430
OIL, GAS & CONSUMABLE FUELS – 0.0%**
Vertex Energy, Inc.#,*	437	1,521

TOTAL ENERGY		$463,951
FINANCIALS – 4.6%
CAPITAL MARKETS – 1.9%
AllianceBernstein Holding LP	13,702	331,040
HFF, Inc.	8,933	303,454
Lazard Ltd., Class A	5,725	262,205
Virtus Investment Partners, Inc.*	1,334	180,930

		$1,077,629
COMMERCIAL BANKS – 0.1%
Glacier Bancorp, Inc.	2,111	47,012
CONSUMER FINANCE – 0.9%
First Cash Financial Services, Inc.*	9,676	481,091
INSURANCE – 0.2%
First American Financial Corp.	2,597	88,350
REAL ESTATE INVESTMENT TRUSTS – 1.3%
FelCor Lodging Trust, Inc.	14,858	148,729
Geo Group, Inc.	2,772	120,637
Omega Healthcare Investors, Inc.#	4,081	178,993
Strategic Hotels & Resorts, Inc.*	21,861	293,375

		$741,734
THRIFTS & MORTGAGE FINANCE – 0.2%
MGIC Investment Corp.*	13,625	116,085

TOTAL FINANCIALS		$2,551,901

Description	Number of Shares	Value
HEALTH CARE – 22.8%
BIOTECHNOLOGY – 8.5%
ACADIA Pharmaceuticals, Inc.#,*	3,983	$121,203
Alnylam Pharmaceuticals, Inc.*	5,246	492,232
Arena Pharmaceuticals, Inc.#,*	3,486	15,025
Exact Sciences Corp.#,*	1,371	37,305
Insys Therapeutics, Inc.#,*	12,741	608,765
Isis Pharmaceuticals, Inc.*	800	54,808
Keryx Biopharmaceuticals, Inc.#,*	12,174	148,036
MiMedx Group, Inc.#,*	12,750	103,976
Novavax, Inc.#,*	43,250	337,782
Orexigen Therapeutics, Inc.#,*	7,152	37,548
Osiris Therapeutics, Inc.#,*	733	11,823
PDL BioPharma, Inc.#	89,225	650,450
Pharmacyclics, Inc.#,*	1,342	226,462
Puma Biotechnology, Inc.*	3,882	819,413
Raptor Pharmaceutical Corp.#,*	3,577	32,336
Receptos, Inc.*	6,360	700,681
Sarepta Therapeutics, Inc.#,*	2,207	26,484
Seattle Genetics, Inc.*	2,497	77,807
Spectrum Pharmaceuticals, Inc.#,*	5,326	37,282
Synageva BioPharma Corp.#,*	1,343	154,740
United Therapeutics Corp.*	413	58,287

		$4,752,445
HEALTH CARE EQUIPMENT & SUPPLIES – 7.0%
ABIOMED, Inc.*	11,661	603,340
Align Technology, Inc.*	8,173	433,578
Anika Therapeutics, Inc.*	3,873	151,744
Cantel Medical Corp.	4,497	182,443
Cardiovascular Systems, Inc.*	9,278	316,287
Integra LifeSciences Holdings Corp.*	3,254	181,313
Neogen Corp.*	12,192	562,051
Sirona Dental Systems, Inc.*	1,689	152,382
Staar Surgical Co.#,*	3,155	18,930
STERIS Corp.	6,704	437,235
Utah Medical Products, Inc.	6,588	373,474
West Pharmaceutical Services, Inc.	10,574	521,404

		$3,934,181
HEALTH CARE PROVIDERS & SERVICES – 4.1%
Accretive Health, Inc.#,*	2,123	12,420
Air Methods Corp.*	2,210	91,825
AMN Healthcare Services, Inc.*	6,134	115,442
Brookdale Senior Living, Inc.*	1,835	61,931
Centene Corp.*	3,502	382,278
Corvel Corp.*	13,355	439,914
Gentiva Health Services, Inc.*	1,644	31,926
HealthSouth Corp.	6,087	268,437
National Research Corp., Class B#,*	1,872	64,678

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      21

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value
Providence Service Corp.*	7,123	$277,797
Team Health Holdings, Inc.*	10,950	566,115

		$2,312,763
HEALTH CARE TECHNOLOGY – 0.2%
Cerner Corp.*	1,722	114,255
LIFE SCIENCES TOOLS & SERVICES – 0.7%
Luminex Corp.*	1,900	33,535
PAREXEL International Corp.*	5,616	342,351

		$375,886
PHARMACEUTICALS – 2.3%
ANI Pharmaceuticals, Inc.#,*	7,152	400,297
Furiex Pharmaceuticals CVR††	734	7,171
Jazz Pharmaceuticals PLC*	1,331	225,392
Lannett Co., Inc.*	600	28,458
Pacira Pharmaceuticals, Inc.*	5,808	623,489

		$1,284,807

TOTAL HEALTH CARE		$12,774,337
INDUSTRIALS – 23.1%
AEROSPACE & DEFENSE – 1.9%
GenCorp., Inc.*	12,244	205,699
HEICO Corp.#	2,694	163,472
Hexcel Corp.*	8,484	375,247
Moog, Inc.*	1,930	135,679
Sypris Solutions, Inc.	12,369	29,624
Teledyne Technologies, Inc.*	1,308	124,312

		$1,034,033
AIR FREIGHT & LOGISTICS – 0.9%
Park-Ohio Holdings Corp.	6,343	338,906
XPO Logistics, Inc.#,*	4,058	149,294

		$488,200
AIRLINES – 2.8%
American Airlines Group, Inc.	5,512	270,529
Hawaiian Holdings, Inc.*	38,317	744,882
Republic Airways Holdings, Inc.*	12,571	172,977
Spirit Airlines, Inc.*	5,447	403,841

		$1,592,229
BUILDING PRODUCTS – 2.0%
American Woodmark Corp.*	3,717	152,880
Trex Co., Inc.*	15,779	671,081
USG Corp.#,*	9,846	299,811

		$1,123,772
COMMERCIAL SERVICES & SUPPLIES – 1.7%
Healthcare Services Group, Inc.#	3,577	112,711
Herman Miller, Inc.	471	13,683
Knoll, Inc.	2,956	60,568

Description	Number of Shares	Value
Mobile Mini, Inc.	4,215	$153,004
SP Plus Corp.*	18,926	422,428
Team, Inc.*	5,006	190,929

		$953,323
CONSTRUCTION & ENGINEERING – 1.7%
Comfort Systems USA, Inc.	2,860	47,619
Dycom Industries, Inc.*	14,650	451,366
MYR Group, Inc.*	2,742	68,632
Primoris Services Corp.	21,706	407,639

		$975,256
ELECTRICAL EQUIPMENT – 1.3%
Acuity Brands, Inc.	2,981	446,822
Belden, Inc.	3,577	296,676

		$743,498
MACHINERY – 2.7%
Blount International, Inc.*	4,055	62,852
EnPro Industries, Inc.*	1,738	103,116
Gorman-Rupp Co.	251	7,156
Hyster-Yale Materials Handling, Inc.	1,652	103,498
Meritor, Inc.*	70,092	897,178
Mueller Water Products, Inc.	10,518	107,599
Trimas Corp.*	6,209	167,581
Valmont Industries, Inc.#	413	49,610

		$1,498,590
PROFESSIONAL SERVICES – 3.8%
Advisory Board Co.*	8,110	380,197
Exponent, Inc.	7,126	571,078
GP Strategies Corp.*	16,032	535,148
Kforce, Inc.	9,310	217,854
Navigant Consulting, Inc.*	19,302	278,528
On Assignment, Inc.*	3,984	139,958

		$2,122,763
ROAD & RAIL – 2.1%
ArcBest Corp.	7,644	284,815
Genesee & Wyoming, Inc.*	6,159	507,810
Quality Distribution, Inc.*	23,837	198,801
Swift Transportation Co.*	8,367	205,661

		$1,197,087
TRADING COMPANIES & DISTRIBUTORS – 2.2%
Aceto Corp.	21,377	414,714
DXP Enterprises, Inc.*	4,190	171,874
H&E Equipment Services, Inc.	6,180	108,397

January 31, 2015 (unaudited)

22     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value
TAL International Group, Inc.	1,346	$54,715
United Rentals, Inc.*	5,893	488,235

		$1,237,935

TOTAL INDUSTRIALS		$12,966,686
INFORMATION TECHNOLOGY – 17.3%
COMMUNICATIONS EQUIPMENT – 1.8%
ARRIS Group, Inc.*	9,773	256,248
CalAmp Corp.#,*	9,746	174,551
Infinera Corp.*	10,000	161,200
InterDigital, Inc.	2,956	147,741
Ixia*	5,068	51,390
Tessco Technologies, Inc.	8,297	187,927

		$979,057
COMPUTERS & PERIPHERALS – 0.4%
Cray, Inc.*	6,087	197,767
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.1%
Anixter International, Inc.*	2,937	221,332
Coherent, Inc.	1,881	116,396
Methode Electronics, Inc.	8,339	301,622

		$639,350
INTERNET SOFTWARE & SERVICES – 1.5%
CoStar Group, Inc.*	1,730	319,202
LivePerson, Inc.*	3,819	40,863
Spark Networks, Inc.#,*	8,682	30,734
Stamps.com, Inc.*	8,091	368,707
support.com, Inc.*	7,566	14,829
TechTarget, Inc.*	7,149	78,996

		$853,331
IT SERVICES – 4.7%
Alliance Data Systems Corp.*	269	77,695
Cardtronics, Inc.*	10,137	340,705
Computer Task Group, Inc.	2,906	23,510
CSG Systems International, Inc.	2,146	52,620
Hackett Group, Inc.	13,603	103,111
iGATE Corp.*	10,979	388,657
Jack Henry & Associates, Inc.	6,326	388,227
Lionbridge Technologies, Inc.*	8,527	42,464
MAXIMUS, Inc.	14,950	833,014
MoneyGram International, Inc.*	6,000	51,120
TeleTech Holdings, Inc.*	3,706	81,754
Unisys Corp.*	6,187	135,681
WEX, Inc.*	1,211	111,473

		$2,630,031
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.4%
Ambarella, Inc.#,*	5,179	286,450

Description	Number of Shares	Value
Cypress Semiconductor Corp.#	18,182	$267,821
Integrated Device Technology, Inc.*	5,901	107,929
MaxLinear, Inc.*	10,407	83,776
Microsemi Corp.*	7,516	209,396
Qorvo, Inc.*	5,515	407,393

		$1,362,765
SOFTWARE – 5.4%
ACI Worldwide, Inc.*	5,576	102,989
American Software, Inc.	4,980	41,284
ANSYS, Inc.*	1,943	156,742
Aspen Technology, Inc.*	2,585	91,367
Blackbaud, Inc.	4,134	180,697
Ebix, Inc.#	1,068	24,404
Fair Isaac Corp.	1,521	108,523
Manhattan Associates, Inc.*	21,878	976,634
Mentor Graphics Corp.	7,687	176,878
PTC, Inc.*	4,690	156,693
QLIK Technologies, Inc.*	1,360	38,624
Symantec Corp.	10,068	249,384
Take-Two Interactive Software, Inc.*	6,065	180,252
Tyler Technologies, Inc.*	2,010	213,221
Ultimate Software Group, Inc.*	2,225	329,322

		$3,027,014

TOTAL INFORMATION TECHNOLOGY		$9,689,315
MATERIALS – 2.9%
CHEMICALS – 1.2%
American Vanguard Corp.	2,175	24,316
Chase Corp.	1,418	50,764
Flotek Industries, Inc.*	2,546	41,169
Hawkins, Inc.	983	37,855
Landec Corp.*	14,129	180,427
Quaker Chemical Corp.	4,482	353,719

		$688,250
CONSTRUCTION MATERIALS – 1.2%
Eagle Materials, Inc.	6,054	431,166
Headwaters, Inc.*	15,687	220,873

		$652,039
CONTAINERS & PACKAGING – 0.2%
Graphic Packaging Holding Co.*	9,441	136,706
METALS & MINING – 0.1%
Materion Corp.	1,313	43,263
PAPER & FOREST PRODUCTS – 0.2%
Neenah Paper, Inc.	2,318	133,007

TOTAL MATERIALS		$1,653,265

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      23

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value
TELECOMMUNICATION SERVICES – 0.3%
DIVERSIFIED TELECOMMUNICATION SERVICES – 0.3%
Atlantic Tele-Network, Inc.	2,495	$165,743

TOTAL COMMON STOCKS (COST $35,840,976)		$55,395,049
MONEY MARKET FUND – 1.0%
Dreyfus Cash Management Fund,
Institutional Shares, 0.03%^	591,284	591,284

TOTAL MONEY MARKET FUND (COST $591,284)		$591,284
RIGHT – 0.0%**
Providence Service Corp.	294	—

TOTAL RIGHT (COST $0)		$—
WARRANT – 0.0%**
Tejon Ranch Co., Expire 8/31/16	1,341	1,971

TOTAL WARRANT (COST $8,046)		$1,971

TOTAL INVESTMENTS IN SECURITIES – 99.8% (COST $36,440,306)		$55,988,304

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 10.8%
REPURCHASE AGREEMENTS – 10.8%
Daiwa Capital Markets America, 0.10%, dated 01/30/15, due 02/02/15, repurchase price $1,432,206, collateralized by U.S. Government Securities 0.00% to 7.50%, maturing 06/01/17 to 03/01/48; total market value of $1,460,839.	$1,432,194	1,432,194
Mizuho Securities USA, Inc., 0.08%, dated 01/30/15, due 02/02/15, repurchase price $1,432,204, collateralized by U.S. Government & Treasury Securities 0.00% to 4.50%, maturing 02/12/15 to 01/20/45; total market value of $1,461,658.	1,432,194	1,432,194
Nomura Securities International, Inc., 0.08%, dated 01/30/15, due 02/02/15, repurchase price $1,432,204, collateralized by U.S. Government Securities 0.00% to 8.88%, maturing 02/09/15 to 01/15/45; total market value of $1,460,838.	1,432,194	1,432,194

Description	Par Value	Value
RBC Capital Markets LLC, 0.08%, dated 01/30/15, due 02/02/15, repurchase price $301,510, collateralized by U.S. Government Securities 1.31% to 5.50%, maturing 11/01/24 to 05/01/50; total market value of $307,538.	$301,508	$301,508
Royal Bank of Scotland PLC, 0.08%, dated 01/30/15, due 02/02/15, repurchase price $1,432,204, collateralized by U.S. Government & Treasury Securities 0.25% to 6.13%, maturing 09/30/15 to 07/15/56; total market value of $1,460,839.	1,432,194	1,432,194

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $6,030,284)		$6,030,284

		Value
TOTAL INVESTMENTS – 110.6% (COST $42,470,590)		$62,018,588
COLLATERAL FOR SECURITIES ON LOAN – (10.8%)		(6,030,284)
OTHER ASSETS LESS LIABILITIES – 0.2%		104,921

TOTAL NET ASSETS – 100.0%		$56,093,225

Cost of investments for Federal income tax purposes is $42,587,007. The net unrealized appreciation/(depreciation) of investments was $19,431,581. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $20,939,507 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,507,926.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

January 31, 2015 (unaudited)

24     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Growth Fund (concluded)

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$55,387,878	$7,171	$—	$55,395,049
Right	—	—	—	—
Warrant	1,971	—	—	1,971
Money Market Fund	591,284	—	—	591,284
Repurchase Agreements	—	6,030,284	—	6,030,284

Total	$55,981,133	$6,037,455	$—	$62,018,588

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

Wilmington Small-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.5%
CONSUMER DISCRETIONARY – 14.5%
AUTO COMPONENTS – 1.2%
American Axle & Manufacturing Holdings, Inc.*	5,105	$124,307
Cooper Tire & Rubber Co.	2,106	73,268
Cooper-Standard Holding, Inc.*	240	12,540
Dana Holding Corp.	8,230	171,760
Dorman Products, Inc.#	1,962	89,722
Drew Industries, Inc.	1,804	90,705
Exide Technologies*	5,202	427
Federal-Mogul Corp.#,*	1,495	20,227
Fuel Systems Solutions, Inc.*	566	6,079
Gentherm, Inc.*	2,797	102,874
Modine Manufacturing Co.*	2,335	28,464
Motorcar Parts of America, Inc.*	1,320	34,478
Remy International, Inc.	710	15,102
Spartan Motors, Inc.	2,409	12,551
Standard Motor Products, Inc.	820	29,897
Stoneridge, Inc.*	778	9,818
Strattec Security Corp.	250	15,750
Superior Industries International, Inc.	296	5,402
Tenneco, Inc.*	3,980	204,652
Tower International, Inc.*	1,010	23,907

		$1,071,930
AUTOMOBILES – 0.0%**
Winnebago Industries, Inc.*	1,825	36,299
DISTRIBUTORS – 0.3%
Core-Mark Holding Co., Inc.	966	64,413
Pool Corp.	3,175	197,517
VOXX International Corp.*	1,868	14,944
Weyco Group, Inc.	591	15,969

		$292,843
DIVERSIFIED CONSUMER SERVICES – 1.1%
American Public Education, Inc.*	1,115	37,431
Ascent Capital Group, Inc.*	170	7,193
Bridgepoint Education, Inc.*	722	7,126
Bright Horizons Family Solutions, Inc.*	730	35,441
Capella Education Co.	855	58,131
Career Education Corp.*	3,120	17,410
Carriage Services, Inc.#	620	13,516

Description	Number of Shares	Value
Chegg, Inc.#,*	3,940	$26,122
Education Management Corp.*	650	179
Grand Canyon Education, Inc.*	3,384	148,287
Hillenbrand, Inc.	4,300	135,063
Houghton Mifflin Harcourt Co.*	3,270	64,354
K12, Inc.*	1,790	25,454
Liberty Tax, Inc.*	350	12,600
LifeLock, Inc.*	6,380	94,743
Matthews International Corp.	1,168	54,113
Regis Corp.	1,598	25,169
Sotheby’s	2,242	95,397
Steiner Leisure Ltd.*	295	12,868
Strayer Education, Inc.	820	54,940
Universal Technical Institute, Inc.	901	7,361
Weight Watchers International, Inc.*	2,230	36,929

		$969,827
HOTELS, RESTAURANTS & LEISURE – 4.0%
Belmond Ltd.*	3,610	39,674
Biglari Holdings, Inc.*	45	18,629
BJ’s Restaurants, Inc.*	1,230	54,477
Bloomin’ Brands, Inc.*	5,320	131,484
Bob Evans Farms, Inc.#	1,396	78,693
Boyd Gaming Corp.*	4,670	60,990
Bravo Brio Restaurant Group, Inc.*	1,030	13,544
Buffalo Wild Wings, Inc.*	1,252	223,257
Caesars Entertainment Corp.#,*	2,850	31,036
Carrols Restaurant Group, Inc.*	1,060	8,438
Cheesecake Factory, Inc.	2,966	155,745
Churchill Downs, Inc.	772	73,332
Chuy’s Holdings, Inc.*	850	18,164
ClubCorp Holdings, Inc.	400	6,804
Cracker Barrel Old Country Store, Inc.#	1,242	167,061
Del Frisco’s Restaurant Group, Inc.*	1,020	20,227
Denny’s Corp.*	6,630	72,134
Diamond Resorts International, Inc.*	1,240	35,191
DineEquity, Inc.	892	95,221
El Pollo Loco Holdings, Inc.#,*	710	18,268
Fiesta Restaurant Group, Inc.*	2,020	119,321
Ignite Restaurant Group, Inc.*	1,370	9,371
International Speedway Corp.	860	25,017
Interval Leisure Group, Inc.	2,300	53,084
Isle of Capri Casinos, Inc.*	1,841	18,852

January 31, 2015 (unaudited)

26     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Jack in the Box, Inc.*	3,926	$332,886
Jamba, Inc.*	208	3,417
Krispy Kreme Doughnuts, Inc.*	3,990	77,685
La Quinta Holdings, Inc.*	3,040	61,803
Life Time Fitness, Inc.*	1,747	95,508
Marcus Corp.	597	11,259
Marriott Vacations Worldwide Corp.*	1,160	88,740
Monarch Casino & Resort, Inc.*	928	16,054
Morgans Hotel Group Co.*	943	6,761
Nathan’s Famous, Inc.*	250	20,110
Noodles & Co.#,*	400	10,280
Papa John’s International, Inc.	2,332	147,989
Penn National Gaming, Inc.*	3,200	47,904
Pinnacle Entertainment, Inc.*	3,707	78,403
Popeyes Louisiana Kitchen, Inc.*	1,775	101,921
Red Robin Gourmet Burgers, Inc.*	1,012	78,430
Ruby Tuesday, Inc.*	1,370	8,247
Ruth’s Hospitality Group, Inc.	1,880	27,298
Ryman Hospitality Properties, Inc.#	2,492	136,811
Scientific Games Corp.#,*	3,550	41,926
Sonic Corp.*	3,605	109,123
Speedway Motorsports, Inc.	371	8,270
Texas Roadhouse, Inc.	5,135	172,485
Vail Resorts, Inc.	2,430	213,257
Zoe’s Kitchen, Inc.#,*	10	309

		$3,444,890
HOUSEHOLD DURABLES – 1.1%
Beazer Homes USA, Inc.*	1,538	24,300
Cavco Industries, Inc.*	775	56,970
CSS Industries, Inc.	98	2,666
Ethan Allen Interiors, Inc.	1,206	32,827
Flexsteel Industries, Inc.	400	11,920
Helen of Troy Ltd.*	1,583	119,073
Hovnanian Enterprises, Inc.#,*	6,473	22,267
iRobot Corp.#,*	2,030	64,047
KB Home#	3,910	48,719
La-Z-Boy, Inc.	2,986	79,696
LGI Homes, Inc.*	360	4,741
Libbey, Inc.*	1,430	46,775
Lifetime Brands, Inc.	660	10,415
M/I Homes, Inc.*	494	10,196
MDC Holdings, Inc.#	1,630	40,750
Meritage Homes Corp.*	1,212	44,129
NACCO Industries, Inc.	146	8,037
Ryland Group, Inc.	1,931	77,530
Skullcandy, Inc.*	760	7,615

Description	Number of Shares	Value
Standard Pacific Corp.*	5,050	$35,451
TRI Pointe Homes, Inc.*	6,420	91,999
UCP, Inc.*	1,310	11,790
Universal Electronics, Inc.*	788	50,227
WCI Communities, Inc.*	1,000	19,310
William Lyon Homes*	400	7,632

		$929,082
INTERNET & CATALOG RETAIL – 0.6%
1-800-Flowers.com, Inc.*	572	4,513
Blue Nile, Inc.*	1,102	34,250
Coupons.com, Inc.#,*	1,190	17,041
EVINE Live, Inc.*	2,440	15,299
FTD Cos, Inc.*	866	29,660
HSN, Inc.	2,280	176,563
Lands’ End, Inc.*	910	31,568
Nutrisystem, Inc.	2,199	39,186
Orbitz Worldwide, Inc.*	2,819	26,019
Overstock.com, Inc.#,*	1,002	22,425
PetMed Express, Inc.#	1,017	15,967
RetailMeNot, Inc.#,*	2,880	44,726
Shutterfly, Inc.*	1,252	54,925

		$512,142
LEISURE EQUIPMENT & PRODUCTS – 0.6%
Arctic Cat, Inc.	410	13,784
Black Diamond, Inc.*	930	5,915
Brunswick Corp.	4,961	269,283
Callaway Golf Co.	1,961	16,002
Fox Factory Holding Corp.*	1,100	16,709
JAKKS Pacific, Inc.#	1,440	8,669
Johnson Outdoors, Inc.	120	3,600
LeapFrog Enterprises, Inc.*	3,377	8,037
Malibu Boats, Inc.*	120	2,618
Marine Products Corp.	1,100	7,953
Nautilus, Inc.*	1,920	27,341
Smith & Wesson Holding Corp.#,*	4,087	50,270
Sturm Ruger & Co., Inc.	1,680	67,872

		$498,053
MEDIA – 1.1%
AH Belo Corp.	610	5,502
Carmike Cinemas, Inc.*	1,220	33,757
Central European Media Enterprises Ltd.*	4,000	10,400
Crown Media Holdings, Inc.*	110	352
Cumulus Media, Inc.*	4,780	16,634
Daily Journal Corp.*	30	5,655
Dex Media, Inc.*	1,070	7,255
Digital Domain Media Group, Inc.*	1,470	10
Entercom Communications Corp.*	1,180	13,653

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      27

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Entravision Communications Corp.	4,360	$26,901
Eros International PLC*	30	563
EW Scripps Co.*	1,440	28,411
Global Sources Ltd.*	526	3,067
Gray Television, Inc.*	3,970	37,556
Harte-Hanks, Inc.	3,256	23,671
Hemisphere Media Group, Inc.#,*	440	5,491
Journal Communications, Inc.*	2,310	23,216
Martha Stewart Living Omnimedia*	1,683	7,809
McClatchy Co.*	3,460	8,685
MDC Partners, Inc.	2,335	55,807
Media General, Inc.*	1,860	26,598
Meredith Corp.	1,310	68,199
National CineMedia, Inc.	2,512	36,173
New York Times Co.	5,860	73,777
Nexstar Broadcasting Group, Inc.	1,980	98,792
ReachLocal, Inc.*	260	788
Reading International, Inc.*	850	10,277
Rentrak Corp.*	700	53,851
Saga Communications, Inc.	230	9,354
Salem Communications Corp.	1,270	8,852
Scholastic Corp.	736	27,070
SFX Entertainment, Inc.#,*	3,200	10,528
Shutterstock, Inc.*	960	54,038
Sinclair Broadcast Group, Inc.#	4,248	105,096
Sizmek, Inc.*	687	4,095
Time, Inc.*	2,910	72,866
World Wrestling Entertainment, Inc.	1,857	22,488

		$997,237
MULTILINE RETAIL – 0.2%
Bon-Ton Stores, Inc.#	990	5,425
Burlington Stores, Inc.*	870	43,404
Fred’s, Inc.	2,032	33,731
Tuesday Morning Corp.*	2,990	52,923

		$135,483
SPECIALTY RETAIL – 3.2%
American Eagle Outfitters, Inc.#	7,630	107,125
America’s Car-Mart, Inc.*	440	23,368
ANN, Inc.*	3,100	102,610
Asbury Automotive Group, Inc.*	2,124	157,622
Barnes & Noble, Inc.*	1,410	33,121
bebe stores, Inc.	2,446	8,757
Big 5 Sporting Goods Corp.	122	1,453
Brown Shoe Co., Inc.	2,475	70,265
Buckle, Inc.#	1,615	82,026
Build-A-Bear Workshop, Inc.*	200	4,124
Cato Corp.	1,503	63,727

Description	Number of Shares	Value
Childrens Place Retail Stores, Inc.	898	$53,835
Christopher & Banks Corp.*	2,560	13,338
Citi Trends, Inc.*	746	17,076
Conn’s, Inc.#,*	1,176	18,510
Container Store Group, Inc.#,*	1,060	19,313
Destination Maternity Corp.	830	12,707
Destination XL Group, Inc.*	2,440	12,395
Express, Inc.*	3,980	52,058
Finish Line, Inc., Class A	1,614	38,090
Five Below, Inc.#,*	3,830	127,616
Genesco, Inc.*	1,021	72,950
Group 1 Automotive, Inc.	884	71,065
Guess?, Inc.	2,990	56,152
Haverty Furniture Cos., Inc.	347	8,477
hhgregg, Inc.#,*	75	412
Hibbett Sports, Inc.*	1,794	84,390
Kirkland’s, Inc.*	1,220	28,389
Lithia Motors, Inc.	1,670	141,449
Lumber Liquidators Holdings, Inc.#,*	1,111	70,160
MarineMax, Inc.*	860	21,939
Mattress Firm Holding Corp.#,*	1,030	59,349
Men’s Wearhouse, Inc.	2,609	121,240
Monro Muffler Brake, Inc.	2,372	135,536
New York & Co., Inc.*	2,080	4,784
Office Depot, Inc.*	19,929	151,460
Outerwall, Inc.#,*	1,428	88,650
Pacific Sunwear of California, Inc.*	5,780	15,895
Pep Boys-Manny Moe & Jack*	2,353	19,836
Pier 1 Imports, Inc.	2,110	35,469
Rent-A-Center, Inc.	1,714	58,756
Restoration Hardware Holdings, Inc.*	2,060	180,312
Sears Hometown & Outlet Stores, Inc.*	370	4,200
Select Comfort Corp.*	3,660	109,214
Shoe Carnival, Inc.	243	5,642
Sonic Automotive, Inc.	1,548	38,127
Stage Stores, Inc.	988	19,760
Stein Mart, Inc.	460	6,330
Systemax, Inc.	272	3,555
Tile Shop Holdings, Inc.#,*	1,340	10,881
Tilly’s, Inc.*	710	9,755
Vitamin Shoppe, Inc.*	1,790	75,663
West Marine, Inc.*	1,550	18,600
Winmark Corp.	230	18,747
Zumiez, Inc.*	1,513	56,420

		$2,822,700
TEXTILES, APPAREL & LUXURY GOODS – 1.1%
Columbia Sportswear Co.	936	39,780

January 31, 2015 (unaudited)

28     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Crocs, Inc.*	2,360	$25,016
Culp, Inc.	640	12,858
G-III Apparel Group Ltd.*	1,177	114,404
Iconix Brand Group, Inc.*	1,635	54,347
Kate Spade & Co.*	181	5,707
Movado Group, Inc.	285	6,849
Oxford Industries, Inc.	950	53,143
Perry Ellis International, Inc.	577	13,796
Quiksilver, Inc.#,*	1,970	3,684
Sequential Brands Group, Inc.#,*	160	1,656
Skechers U.S.A., Inc.*	2,403	145,021
Steven Madden Ltd.*	3,619	124,276
Tumi Holdings, Inc.*	3,450	78,212
Unifi, Inc.*	746	24,044
Vera Bradley, Inc.#,*	1,330	25,363
Vince Holding Corp.*	290	6,801
Wolverine World Wide, Inc.	6,592	185,565

		$920,522

TOTAL CONSUMER DISCRETIONARY		$12,631,008

CONSUMER STAPLES – 3.6%
BEVERAGES – 0.3%
Boston Beer Co., Inc.#,*	595	187,139
Coca-Cola Bottling Co. Consolidated#	261	25,458
Craft Brew Alliance, Inc.*	1,300	15,470
National Beverage Corp.*	1,440	31,306

		$259,373
FOOD & STAPLES RETAILING – 1.3%
Andersons, Inc.	1,792	80,604
Casey’s General Stores, Inc.	2,706	247,058
Chefs’ Warehouse, Inc.*	1,570	33,582
Fairway Group Holdings Corp.#,*	940	4,286
Fresh Market, Inc.#,*	3,230	123,095
Ingles Markets, Inc.	490	20,899
Natural Grocers by Vitamin Cottage, Inc.#,*	830	25,564
Pantry, Inc.*	1,000	36,900
Pricesmart, Inc.	1,236	101,080
Roundy’s, Inc.	2,010	7,236
SpartanNash Co.	1,604	41,319
SUPERVALU, Inc.*	7,860	76,556
United Natural Foods, Inc.*	3,517	271,794
Village Super Market, Inc.	650	18,831
Weis Markets, Inc.	480	21,998

		$1,110,802
FOOD PRODUCTS – 1.4%
Alico, Inc.	260	12,360

Description	Number of Shares	Value
B&G Foods, Inc.	2,226	$66,424
Boulder Brands, Inc.*	4,049	40,611
Calavo Growers, Inc.	927	37,182
Cal-Maine Foods, Inc.#	2,304	80,755
Darling International, Inc.*	6,547	111,168
Dean Foods Co	3,570	64,688
Diamond Foods, Inc.*	1,285	31,585
Farmer Bros Co.*	388	11,605
Fresh Del Monte Produce, Inc.	1,649	55,456
Hain Celestial Group, Inc.*	44	2,322
Inventure Foods, Inc.*	1,690	17,187
J&J Snack Foods Corp.	1,114	109,306
John B Sanfilippo & Son, Inc.	480	17,506
Lancaster Colony Corp.	1,012	91,009
Lifeway Foods, Inc.	720	13,176
Limoneira Co.#	120	2,496
Omega Protein Corp.*	450	4,743
Pilgrim’s Pride Corp.#,*	50	1,358
Post Holdings, Inc.#,*	1,670	78,908
Sanderson Farms, Inc.#	1,511	120,820
Seneca Foods Corp.*	420	10,870
Snyders-Lance, Inc.	1,121	32,610
Tootsie Roll Industries, Inc.#	88	2,745
TreeHouse Foods, Inc.*	2,182	197,907

		$1,214,797
HOUSEHOLD PRODUCTS – 0.2%
Central Garden & Pet Co.*	2,894	26,335
Harbinger Group, Inc.*	4,430	55,331
Oil-Dri Corp. of America	160	4,899
Orchids Paper Products Co.	480	13,090
Spectrum Brands Holdings, Inc.	10	897
WD-40 Co.	1,174	96,338

		$196,890
PERSONAL PRODUCTS – 0.3%
Elizabeth Arden, Inc.#,*	417	6,163
Female Health Co.#	3,250	12,317
IGI Laboratories, Inc.#,*	810	8,068
Inter Parfums, Inc.	658	16,549
Medifast, Inc.*	1,080	34,225
Nature’s Sunshine Products, Inc.	500	6,915
Nutraceutical International Corp.	460	8,988
Prestige Brands Holdings, Inc.*	3,907	133,854
Revlon, Inc.*	640	20,954
Synutra International, Inc.*	869	4,667
USANA Health Sciences, Inc.#,*	435	42,647

		$295,347

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      29

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
TOBACCO – 0.1%
22nd Century Group, Inc.#,*	4,610	$5,394
Alliance One International, Inc.*	12,570	13,198
Universal Corp.#	42	1,687
Vector Group Ltd.	3,647	81,620

		$101,899

TOTAL CONSUMER STAPLES		$3,179,108
ENERGY – 3.0%
ENERGY EQUIPMENT & SERVICES – 0.8%
Advanced Emissions Solutions, Inc.*	1,650	17,498
Basic Energy Services, Inc.*	2,972	17,475
Bristow Group, Inc.	1,231	68,579
C&J Energy Services, Inc.*	2,980	30,694
CARBO Ceramics, Inc.#	1,110	36,386
CHC Group Ltd.*,††	3,230	6,137
Dawson Geophysical Co.	773	8,341
Era Group, Inc.*	660	14,863
Exterran Holdings, Inc.	2,430	65,877
Forum Energy Technologies, Inc.#,*	2,950	45,578
Geospace Technologies Corp.*	242	5,803
Global Geophysical Services, Inc.*	490	2
Gulf Island Fabrication, Inc.	1,223	20,265
Gulfmark Offshore, Inc.#	791	15,606
Helix Energy Solutions Group, Inc.*	3,570	67,009
Hercules Offshore, Inc.#,*	1,430	1,030
Hornbeck Offshore Services, Inc.*	1,108	24,598
ION Geophysical Corp.*	1,287	2,896
Key Energy Services, Inc.*	6,600	11,088
Matrix Service Co.*	1,463	28,090
Mitcham Industries, Inc.*	1,210	6,788
Natural Gas Services Group, Inc.*	704	14,214
Newpark Resources, Inc.*	352	3,041
North Atlantic Drilling Ltd.	4,560	6,521
Nuverra Environmental Solutions, Inc.#,*	2,080	4,638
Parker Drilling Co.*	5,634	15,268
PHI, Inc.*	435	14,881
Pioneer Energy Services Corp.*	5,198	21,520
RigNet, Inc.*	980	33,536
SEACOR Holdings, Inc.	680	48,926
Tesco Corp.*	830	8,499
TETRA Technologies, Inc.*	3,620	17,883
Vantage Drilling Co.*	7,760	3,026
Willbros Group, Inc.*	4,318	24,094

		$710,650
OIL, GAS & CONSUMABLE FUELS – 2.2%
Abraxas Petroleum Corp.*	2,070	6,127

Description	Number of Shares	Value
Adams Resources & Energy, Inc.	90	$5,224
Alon USA Energy, Inc.	804	9,712
Alpha Natural Resources, Inc.#,*	11,950	12,428
American Eagle Energy Corp.*	4,440	2,331
Amyris, Inc.#,*	990	1,703
Approach Resources, Inc.#,*	1,750	10,972
Arch Coal, Inc.	10,300	9,551
ATP Oil & Gas Corp.*	2,852	—
Bill Barrett Corp.*	915	9,333
Bonanza Creek Energy, Inc.*	810	21,125
BPZ Resources, Inc.#,*	12,543	2,822
Callon Petroleum Co.*	2,980	16,241
Carrizo Oil & Gas, Inc.*	3,056	137,826
Clayton Williams Energy, Inc.*	373	20,851
Clean Energy Fuels Corp.*	2,369	9,879
Cloud Peak Energy, Inc.*	1,480	10,049
Comstock Resources, Inc.#	310	1,252
Contango Oil & Gas Co.	708	21,290
Delek US Holdings, Inc.	2,812	86,750
DHT Holdings, Inc.	2,450	18,008
Diamondback Energy, Inc.*	3,020	208,350
Eclipse Resources Corp.*	1,550	9,610
Emerald Oil, Inc.#,*	2,347	1,932
Energy XXI (Bermuda) Ltd.#	3,954	11,625
Evolution Petroleum Corp.	1,160	8,526
EXCO Resources, Inc.#	6,207	12,352
Frontline Ltd.*	2,000	4,620
FX Energy, Inc.#,*	6,870	9,481
GasLog Ltd.#	2,430	42,501
Gastar Exploration, Inc.*	5,520	12,917
Goodrich Petroleum Corp.#,*	2,055	5,179
Green Plains Renewable Energy, Inc.	2,290	53,609
Halcon Resources Corp.#,*	14,321	20,049
Hallador Energy Co.	720	8,165
Isramco, Inc.*	20	2,664
Jones Energy, Inc.#,*	1,190	12,138
Knightsbridge Tankers Ltd.#	2,663	10,679
L&L Energy, Inc.*	4,530	228
Magnum Hunter Resources Corp.#,*	15,550	30,167
Matador Resources Co.*	3,680	79,341
Midstates Petroleum Co., Inc.#,*	1,460	1,883
Miller Energy Resources, Inc.#,*	1,970	2,305
Navios Maritime Acquisition#	7,710	25,674
Nordic American Offshore Ltd.	46	518
Nordic American Tankers Ltd.#	4,548	46,026
Northern Oil & Gas, Inc.#,*	2,210	13,879
Pacific Ethanol, Inc.#,*	60	515
Panhandle Oil & Gas, Inc.	1,172	24,542

January 31, 2015 (unaudited)

30     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Parsley Energy, Inc.*	3,290	$55,173
PDC Energy, Inc.*	989	45,435
Penn Virginia Corp.#,*	634	3,094
PetroQuest Energy, Inc.*	5,960	17,463
Quicksilver Resources, Inc.*	5,430	462
Renewable Energy Group, Inc.*	630	5,506
Rentech, Inc.	9,960	11,952
Resolute Energy Corp.*	3,090	2,256
REX American Resources Corp.*	210	11,657
Rex Energy Corp.#,*	1,355	4,797
Ring Energy, Inc.*	1,890	17,237
Rosetta Resources, Inc.*	358	6,111
RSP Permian, Inc.*	1,230	32,964
Sabine Oil & Gas Corp.*	4,920	1,082
Sanchez Energy Corp.#,*	910	10,137
Scorpio Tankers, Inc.	6,630	52,178
SemGroup Corp.	3,030	204,010
Ship Finance International Ltd.#	2,143	29,766
Solazyme, Inc.#,*	7,980	17,636
Stone Energy Corp.*	1,624	22,866
Swift Energy Co.#,*	3,720	7,924
Synergy Resources Corp.*	3,630	44,395
Targa Resources Corp.	84	7,294
Teekay Tankers Ltd.	2,078	10,681
Transatlantic Petroleum Ltd.*	2,370	10,096
Triangle Petroleum Corp.#,*	2,000	10,500
Vaalco Energy, Inc.*	707	3,917
W&T Offshore, Inc.	1,960	9,918
Warren Resources, Inc.*	2,930	3,077
Western Refining, Inc.	3,475	129,027
Westmoreland Coal Co.*	200	5,216
Whiting Petroleum Corp.*	56	1,681

		$1,868,457

TOTAL ENERGY		$2,579,107
FINANCIALS – 18.6%
CAPITAL MARKETS – 1.6%
Actua Corp.*	1,924	30,976
Arlington Asset Investment Corp.#	670	17,775
Ashford, Inc.*	50	7,250
BGC Partners, Inc.	8,600	67,338
Calamos Asset Management, Inc.	845	10,605
CIFC Corp.	470	4,075
Cohen & Steers, Inc.	1,553	65,350
Cowen Group, Inc.*	1,815	7,550
Diamond Hill Investment Group, Inc.	120	15,607
Evercore Partners, Inc.	2,473	118,383
FBR & Co.*	557	12,488

Description	Number of Shares	Value
Financial Engines, Inc.#	1,410	$50,619
FXCM, Inc.#	1,300	2,860
GAMCO Investors, Inc.	462	37,722
GFI Group, Inc.	4,371	24,521
Greenhill & Co., Inc.	2,050	75,604
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,350	18,495
HFF, Inc.	2,470	83,906
INTL. FCStone, Inc.*	766	14,768
Investment Technology Group, Inc.*	1,710	35,483
Janus Capital Group, Inc.#	6,350	111,379
KCG Holdings, Inc.	2,420	29,597
Ladenburg Thalmann Financial Services, Inc.#,*	8,830	33,642
Manning & Napier, Inc.	1,080	11,567
NorthStar Asset Management Group, Inc./New York	755	15,983
Oppenheimer Holdings, Inc.	630	12,443
Piper Jaffray Cos.*	680	34,714
Pzena Investment Management, Inc.	715	5,813
Safeguard Scientifics, Inc.*	1,135	20,805
Silvercrest Asset Management Group, Inc.	1,500	21,150
Stifel Financial Corp.*	2,576	121,458
Teton Advisors, Inc.	10	550
Virtus Investment Partners, Inc.*	453	61,440
Walter Investment Management Corp.#,*	1,432	21,580
Westwood Holdings Group, Inc.	740	43,653
WisdomTree Investments, Inc.#,*	7,710	134,308

		$1,381,457
COMMERCIAL BANKS – 5.3%
1st Source Corp.	878	26,103
American National Bankshares, Inc.	490	10,545
Ameris Bancorp*	1,110	26,784
Ames National Corp.#	761	18,287
Arrow Financial Corp.	70	1,790
Bancfirst Corp.	124	7,150
Banco Latinoamericano de Comercio Exterior SA	944	26,309
Bancorp, Inc.*	1,540	13,121
BancorpSouth, Inc.	3,210	63,718
Bank of Kentucky Financial Corp.	370	16,443
Bank of Marin Bancorp	310	15,193
Bank of the Ozarks, Inc.	4,154	134,714
Banner Corp.	760	30,689
BBCN Bancorp, Inc.	2,741	35,496
BNC Bancorp	900	14,382
Boston Private Financial Holdings, Inc.	3,118	34,298
Bridge Bancorp, Inc.	600	14,808

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      31

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Bridge Capital Holdings*	300	$6,555
Bryn Mawr Bank Corp.	475	13,846
Camden National Corp.	63	2,341
Capital Bank Financial Corp.*	1,280	31,258
Capital City Bank Group, Inc.	541	8,115
Cardinal Financial Corp.	1,330	23,687
Cascade Bancorp*	1,095	5,059
Cathay General Bancorp	3,242	77,451
Centerstate Banks, Inc.	746	8,213
Central Pacific Financial Corp.	410	8,602
Century Bancorp, Inc.	170	6,593
Chemical Financial Corp.	1,738	49,290
Citizens & Northern Corp.	831	16,063
City Holding Co.	762	32,255
CNB Financial Corp.#	910	15,470
CoBiz Financial, Inc.	1,600	17,440
Columbia Banking System, Inc.	2,329	59,226
Community Bank System, Inc.	1,894	63,695
Community Trust Bancorp, Inc.	1,020	32,212
CommunityOne Bancorp#,*	780	7,613
ConnectOne Bancorp, Inc.	1,220	22,448
CU BanCorp.*	570	11,582
CVB Financial Corp.	4,664	68,141
Eagle Bancorp, Inc.*	1,474	50,411
Enterprise Bancorp, Inc.#	60	1,227
Enterprise Financial Services Corp.	1,010	19,301
Fidelity Southern Corp.	978	14,954
Financial Institutions, Inc.	873	19,232
First BanCorp*	2,070	11,364
First Bancorp	825	13,695
First Bancorp, Inc.	439	7,279
First Busey Corp.	4,391	27,049
First Citizens BancShares, Inc.	200	48,810
First Commonwealth Financial Corp.	2,976	23,481
First Community Bancshares, Inc.	1,001	15,706
First Connecticut Bancorp, Inc.	1,340	19,765
First Financial Bancorp	1,995	32,957
First Financial Bankshares, Inc.#	2,822	69,703
First Financial Corp.	345	11,181
First Interstate Bancsystem, Inc.	1,060	25,334
First Merchants Corp.	1,475	32,214
First Midwest Bancorp, Inc.	2,771	42,673
First NBC Bank Holding Co.*	120	3,715
First of Long Island Corp.	330	7,692
FirstMerit Corp.	6,372	104,405
FNB Corp.	5,186	62,232
German American Bancorp, Inc.	400	11,200
Glacier Bancorp, Inc.	3,001	66,832

Description	Number of Shares	Value
Great Southern Bancorp, Inc.	490	$17,699
Guaranty Bancorp	864	11,560
Hancock Holding Co.	2,288	59,740
Hanmi Financial Corp.	1,280	25,421
Heartland Financial USA, Inc.	443	12,236
Heritage Commerce Corp.	1,280	10,701
Heritage Financial Corp.	1,638	25,422
Heritage Oaks Bancorp*	1,820	13,978
Home BancShares, Inc.	3,004	88,978
HomeTrust Bancshares, Inc.*	250	3,863
Horizon Bancorp	580	12,980
Hudson Valley Holding Corp.	932	22,992
Iberiabank Corp.	1,304	71,211
Independent Bank Corp.	906	34,274
Independent Bank Corp./MI	20	246
Independent Bank Group, Inc.	550	17,166
International Bancshares Corp.	2,412	54,294
Investors Bancorp, Inc.	5,898	64,937
Lakeland Bancorp, Inc.	1,199	12,937
Lakeland Financial Corp.	795	30,003
LegacyTexas Financial Group, Inc.	1,291	25,588
Macatawa Bank Corp.#	1,260	6,640
MainSource Financial Group, Inc.	910	17,472
MB Financial, Inc.	2,732	77,616
Mercantile Bank Corp.	620	11,780
Merchants Bancshares, Inc.	290	7,763
Metro Bancorp, Inc.*	572	14,563
MidSouth Bancorp, Inc.	820	11,431
MidWestOne Financial Group, Inc.	480	13,450
National Bank Holdings Corp.	1,130	20,849
National Bankshares, Inc.#	200	5,844
National Penn Bancshares, Inc.	4,141	40,168
NBT Bancorp, Inc.	2,230	51,312
NewBridge Bancorp*	1,690	13,250
Northrim BanCorp, Inc.	580	12,023
OFG Bancorp	1,954	31,459
Old National Bancorp	3,611	48,424
Pacific Continental Corp.	1,340	16,938
Pacific Premier Bancorp, Inc.*	910	13,523
Park National Corp.	578	46,477
Park Sterling Corp.	2,730	18,291
Peapack Gladstone Financial Corp.	1,195	21,307
Penns Woods Bancorp, Inc.	160	7,106
Peoples Bancorp, Inc.	596	13,619
Pinnacle Financial Partners, Inc.	1,421	51,071
Preferred Bank*	460	12,011
PrivateBancorp, Inc.	2,610	79,187
Prosperity Bancshares, Inc.	2,295	105,088

January 31, 2015 (unaudited)

32     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Renasant Corp.	572	$14,964
Republic Bancorp, Inc.	827	18,847
S&T Bancorp, Inc.	1,220	33,538
Sandy Spring Bancorp, Inc.	1,397	34,548
Seacoast Banking Corp. of Florida*	942	11,926
Sierra Bancorp	516	8,173
Simmons First National Corp.	856	32,032
South State Corp.	508	30,333
Southside Bancshares, Inc.	586	15,998
Southwest Bancorp, Inc.	852	13,002
State Bank Financial Corp.	1,260	23,008
Sterling Bancorp/de	3,654	48,160
Stock Yards Bancorp, Inc.	530	16,324
Suffolk Bancorp*	634	14,582
Sun Bancorp, Inc./NJ*	292	5,344
Susquehanna Bancshares, Inc.	6,442	81,234
Texas Capital Bancshares, Inc.*	1,978	80,801
Tompkins Financial Corp.	710	36,402
TowneBank	899	13,044
Trico Bancshares	353	8,243
TriState Capital Holdings, Inc.*	1,040	9,838
Trustmark Corp.	2,348	50,153
UMB Financial Corp.	1,154	55,992
Umpqua Holdings Corp.	6,928	107,453
Union Bankshares Corp.	1,955	39,100
United Bankshares, Inc.#	2,845	96,189
United Community Banks, Inc.*	2,044	35,790
Univest Corp. of Pennsylvania	853	15,798
Valley National Bancorp#	5,098	46,290
Washington Trust Bancorp, Inc.	576	21,093
Webster Financial Corp.	3,540	108,076
WesBanco, Inc.	1,416	42,735
West Bancorporation, Inc.	1,097	17,947
Westamerica Bancorporation	853	34,700
Western Alliance Bancorp*	4,171	107,236
Wilshire Bancorp, Inc.	3,290	29,939
Wintrust Financial Corp.	1,513	65,770
Yadkin Financial Corp.*	41	781

		$4,629,668
CONSUMER FINANCE – 0.6%
Cash America International, Inc.	686	14,269
Consumer Portfolio Services, Inc.*	30	168
Credit Acceptance Corp.*	528	83,234
Enova International, Inc.*	602	11,588
Ezcorp, Inc.*	2,509	25,868
First Cash Financial Services, Inc.*	1,629	80,994
Green Dot Corp.*	1,290	19,673

Description	Number of Shares	Value
JG Wentworth Co.*	1,580	$15,057
Nelnet, Inc.	702	30,705
Nicholas Financial, Inc.	1,080	15,368
PRA Group, Inc.*	3,197	158,315
Regional Management Corp.*	650	9,445
Springleaf Holdings, Inc.#,*	1,000	31,600
World Acceptance Corp.#,*	384	28,205

		$524,489
DIVERSIFIED FINANCIAL SERVICES – 0.3%
Gain Capital Holdings, Inc.	1,370	11,166
MarketAxess Holdings, Inc.	2,647	201,093
Marlin Business Services Corp.	480	7,704
NewStar Financial, Inc.*	1,174	12,409
PHH Corp.*	1,497	37,335
PICO Holdings, Inc.*	80	1,279
Resource America, Inc.	770	6,768

		$277,754
INSURANCE – 2.2%
Ambac Financial Group, Inc.*	1,650	40,342
American Equity Investment Life Holding Co.	3,283	83,749
AMERISAFE, Inc.	1,082	44,037
Amtrust Financial Services, Inc.#	1,832	92,736
Argo Group International Holdings Ltd.	1,443	77,186
Baldwin & Lyons, Inc.	402	9,286
Citizens, Inc.#,*	1,867	13,480
CNO Financial Group, Inc.	7,590	117,797
Crawford & Co.	1,767	16,521
Donegal Group, Inc.	650	10,393
eHealth, Inc.*	794	8,131
EMC Insurance Group, Inc.	510	16,453
Employers Holdings, Inc.	647	13,458
Enstar Group Ltd.*	399	53,853
FBL Financial Group, Inc.	553	28,861
Federated National Holding Co.	110	3,202
First American Financial Corp.	4,220	143,564
Global Indemnity PLC*	524	13,750
Greenlight Capital Re Ltd.*	1,520	47,743
Hallmark Financial Services*	167	1,844
HCI Group, Inc.	410	18,946
Heritage Insurance Holdings, Inc.#,*	120	2,281
Hilltop Holdings, Inc.*	2,694	48,896
Horace Mann Educators Corp.	1,594	48,569
Independence Holding Co.	400	5,084
Infinity Property & Casualty Corp.	598	42,021
Kansas City Life Insurance Co.#	370	16,824
Kemper Corp.	1,180	41,194
Maiden Holdings Ltd.	2,512	31,400

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      33

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Meadowbrook Insurance Group, Inc.	255	$2,117
Montpelier Re Holdings Ltd.	1,814	63,726
National Interstate Corp.	519	13,375
National Western Life Insurance Co.	75	17,879
Navigators Group, Inc.*	566	42,009
OneBeacon Insurance Group Ltd.	620	9,802
Phoenix Cos., Inc.*	281	17,430
Platinum Underwriters Holdings Ltd.	1,470	108,530
Primerica, Inc.	2,240	111,194
RLI Corp.	1,632	76,557
Safety Insurance Group, Inc.	654	40,515
Selective Insurance Group, Inc.	2,613	67,468
State Auto Financial Corp.	638	14,036
Stewart Information Services Corp.	969	34,690
Symetra Financial Corp.	3,480	70,679
Third Point Reinsurance Ltd.*	1,370	18,125
United Fire Group, Inc.	1,015	28,359
Universal Insurance Holdings, Inc.	2,460	57,146

		$1,885,238
REAL ESTATE INVESTMENT TRUSTS – 7.1%
Acadia Realty Trust	2,585	93,551
AG Mortgage Investment Trust, Inc.	770	14,160
Agree Realty Corp.	979	33,913
Alexander’s, Inc.	176	81,636
Altisource Residential Corp.	2,590	46,646
American Assets Trust, Inc.	1,210	53,700
American Capital Mortgage Investment Corp.	620	11,557
American Residential Properties, Inc.*	980	17,160
AmREIT, Inc.	960	25,517
Anworth Mortgage Asset Corp.	3,431	17,807
Apollo Commercial Real Estate Finance, Inc.	590	9,753
Apollo Residential Mortgage, Inc.	1,530	23,944
Ares Commercial Real Estate Corp.	1,830	22,015
Armada Hoffler Properties, Inc.	1,420	15,151
ARMOUR Residential REIT, Inc.	11,670	38,628
Ashford Hospitality Prime, Inc.	882	15,135
Ashford Hospitality Trust, Inc.	2,150	22,618
Associated Estates Realty Corp.	2,234	55,649
Aviv REIT, Inc.	800	31,464
Campus Crest Communities, Inc.	2,970	20,463
Capstead Mortgage Corp.	1,270	15,265
CareTrust REIT, Inc.	409	5,513
Cedar Realty Trust, Inc.	3,966	31,569
Chambers Street Properties	5,200	43,940
Chatham Lodging Trust	1,140	35,488
Chesapeake Lodging Trust	2,380	87,394
Colony Financial, Inc.	2,870	71,893

Description	Number of Shares	Value
Coresite Realty Corp.	1,320	$57,829
Cousins Properties, Inc.	7,277	80,338
CubeSmart	4,534	111,718
CYS Investments, Inc.	6,790	60,024
DCT Industrial Trust, Inc.	2,846	107,465
DiamondRock Hospitality Co.	8,027	116,632
DuPont Fabros Technology, Inc.	3,345	124,635
Dynex Capital, Inc.	1,840	15,401
EastGroup Properties, Inc.	1,524	98,511
Education Realty Trust, Inc.	890	30,794
Empire State Realty Trust, Inc.#	5,130	93,366
EPR Properties	2,189	142,416
Equity One, Inc.	1,952	53,172
Excel Trust, Inc.	2,010	28,220
FelCor Lodging Trust, Inc.	5,050	50,550
First Industrial Realty Trust, Inc.	4,472	97,177
First Potomac Realty Trust	2,324	29,747
Franklin Street Properties Corp.	3,357	43,238
Geo Group, Inc.	2,256	98,181
Getty Realty Corp.	447	8,283
Gladstone Commercial Corp.	20	348
Government Properties Income Trust	2,320	52,896
Gramercy Property Trust, Inc.	3,350	23,182
Hatteras Financial Corp.	3,200	58,176
Healthcare Realty Trust, Inc.	3,226	97,070
Hersha Hospitality Trust	8,668	57,902
Highwoods Properties, Inc.	3,335	156,745
Hudson Pacific Properties, Inc.	2,490	80,552
Inland Real Estate Corp.	2,545	28,962
Invesco Mortgage Capital, Inc.	4,050	62,127
Investors Real Estate Trust#	6,057	49,970
iStar Financial, Inc.#,*	3,490	45,510
Kite Realty Group Trust	1,537	46,971
LaSalle Hotel Properties	4,201	169,972
Lexington Realty Trust	6,601	75,317
LTC Properties, Inc.	1,572	73,758
Mack-Cali Realty Corp.	3,590	70,041
Medical Properties Trust, Inc.	5,785	88,915
Monmouth Real Estate Investment Corp.	142	1,677
National Health Investors, Inc.	2,054	153,557
New Residential Investment Corp.	3,750	47,813
New York Mortgage Trust, Inc.#	2,900	22,446
New York REIT, Inc.	3,820	39,843
NorthStar Realty Finance Corp.	335	6,335
One Liberty Properties, Inc.	150	3,677
Parkway Properties, Inc.	2,970	54,351
Pebblebrook Hotel Trust	2,580	119,815
Pennsylvania Real Estate Investment Trust	2,921	69,900

January 31, 2015 (unaudited)

34     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
PennyMac Mortgage Investment Trust	2,260	$50,873
Physicians Realty Trust	1,520	26,813
Potlatch Corp.	1,231	49,068
PS Business Parks, Inc.	839	70,568
QTS Realty Trust, Inc.	1,000	38,010
RAIT Financial Trust	2,347	16,546
Ramco-Gershenson Properties Trust	2,244	43,915
Redwood Trust, Inc.	3,089	61,564
Resource Capital Corp.	4,970	24,005
Retail Opportunity Investments Corp.	3,420	60,431
Rexford Industrial Realty, Inc.	1,380	22,108
RLJ Lodging Trust	5,080	173,076
Rouse Properties, Inc.#	1,520	28,257
Sabra Health Care REIT, Inc.	3,293	107,681
Saul Centers, Inc.	748	42,703
Select Income REIT	1,070	26,611
Silver Bay Realty Trust Corp.	429	6,684
Sovran Self Storage, Inc.	2,207	209,113
STAG Industrial, Inc.	2,110	55,282
Starwood Waypoint Residential Trust	890	21,574
Strategic Hotels & Resorts, Inc.*	14,520	194,858
Summit Hotel Properties, Inc.	2,880	36,922
Sun Communities, Inc.	2,971	201,226
Sunstone Hotel Investors, Inc.	8,224	140,219
Terreno Realty Corp.	620	14,136
UMH Properties, Inc.	410	3,948
Universal Health Realty Income Trust	1,067	57,330
Urstadt Biddle Properties, Inc.	1,625	38,188
Ventas, Inc.	1,254	100,082
Washington Real Estate Investment Trust	1,842	52,884
Western Asset Mortgage Capital Corp.#	75	1,013
Winthrop Realty Trust	30	480
WP GLIMCHER, Inc.	1,888	33,380

		$6,156,602
REAL ESTATE MANAGEMENT & DEVELOPMENT –0.3%
Alexander & Baldwin, Inc.	1,450	55,477
Altisource Asset Management Corp.*	70	11,200
Altisource Portfolio Solutions SA#,*	1,070	21,700
AV Homes, Inc.*	512	7,675
Consolidated-Tomoka Land Co.	290	15,819
Forestar Group, Inc.*	2,258	29,964
Kennedy-Wilson Holdings, Inc.	3,230	85,886
St Joe Co.*	3,720	60,115
Tejon Ranch Co.*	508	12,507
Zillow, Inc.#,*	72	6,978

		$307,321

Description	Number of Shares	Value
THRIFTS & MORTGAGE FINANCE – 1.2%
Astoria Financial Corp.	4,080	$49,898
Banc of California, Inc.	500	5,125
BankFinancial Corp.	111	1,255
BBX Capital Corp.*	380	5,373
Beneficial Bancorp, Inc.*	1,528	16,487
Berkshire Hills Bancorp, Inc.	951	23,680
BofI Holding, Inc.*	1,170	98,701
Brookline Bancorp, Inc.	1,808	17,357
Capitol Federal Financial, Inc.	1,370	17,070
Charter Financial Corp.	726	8,131
Clifton Bancorp, Inc.	1,067	14,148
Dime Community Bancshares, Inc.	1,703	25,136
ESB Financial Corp.	712	11,898
Essent Group Ltd.*	1,700	39,763
EverBank Financial Corp.	1,620	28,269
Federal Agricultural Mortgage Corp. Class C	340	9,367
First Defiance Financial Corp.	550	16,753
First Financial Northwest, Inc.	500	5,995
Flagstar Bancorp, Inc.*	50	711
Flushing Financial Corp.	1,594	28,851
Fox Chase Bancorp, Inc.	980	15,915
Home Loan Servicing Solutions Ltd.#	1,080	13,025
HomeStreet, Inc.	280	4,945
Kearny Financial Corp.*	19	247
Ladder Capital Corp.*	100	1,876
LendingTree, Inc.*	490	20,178
Meridian Bancorp, Inc.*	538	6,246
Meta Financial Group, Inc.	10	335
MGIC Investment Corp.*	14,885	126,820
NASB Financial, Inc.#,*	630	15,630
Northfield Bancorp, Inc.	2,255	32,472
Northwest Bancshares, Inc.	2,928	34,550
OceanFirst Financial Corp.	758	12,280
Oritani Financial Corp.	1,250	17,638
PennyMac Financial Services, Inc.	870	15,677
Provident Financial Services, Inc.	1,655	28,731
Radian Group, Inc.	8,316	131,060
Territorial Bancorp, Inc.	730	15,870
TrustCo Bank Corp.	1,850	11,896
United Community Financial Corp.*	2,140	11,556
United Financial Bancorp, Inc.	2,981	37,084
Walker & Dunlop, Inc.#,*	510	9,053
Washington Federal, Inc.	2,020	40,117

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      35

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Waterstone Financial, Inc.	600	$7,608
WSFS Financial Corp.	448	33,089

		$1,067,866

TOTAL FINANCIALS		$16,230,395
HEALTH CARE – 17.8%
BIOTECHNOLOGY – 7.7%
ACADIA Pharmaceuticals, Inc.#,*	5,210	158,540
Acceleron Pharma, Inc.*	1,020	40,259
Achillion Pharmaceuticals, Inc.#,*	4,020	59,697
Acorda Therapeutics, Inc.*	3,113	129,345
Aegerion Pharmaceuticals, Inc.*	1,770	41,099
Agenus, Inc.*	1,390	6,992
Agios Pharmaceuticals, Inc.#,*	950	110,124
Akebia Therapeutics, Inc.*	920	9,448
Alder Biopharmaceuticals, Inc.*	10	271
AMAG Pharmaceuticals, Inc.#,*	1,390	61,424
Anacor Pharmaceuticals, Inc.*	1,690	63,544
Applied Genetic Technologies Corp./de#,*	960	23,981
Arena Pharmaceuticals, Inc.#,*	13,610	58,659
Ariad Pharmaceuticals, Inc.#,*	10,630	68,563
Array BioPharma, Inc.#,*	7,083	50,714
Arrowhead Research Corp.#,*	3,910	24,672
Asterias Biotherapeutics, Inc.#,*	294	1,185
Auspex Pharmaceuticals, Inc.*	650	39,942
Avalanche Biotechnologies, Inc.#,*	490	19,443
BioCryst Pharmaceuticals, Inc.#,*	4,160	42,349
Biotime, Inc.*	4,930	20,114
Bluebird Bio, Inc.*	1,220	113,350
Celldex Therapeutics, Inc.#,*	5,193	111,234
Cellular Dynamics International, Inc.*	3,320	16,832
Cepheid, Inc.*	4,757	268,818
ChemoCentryx, Inc.*	1,310	10,768
Chimerix, Inc.#,*	2,130	85,434
Clovis Oncology, Inc.#,*	1,530	99,741
CTI BioPharma Corp.#,*	3,920	8,624
Cytokinetics, Inc.*	2,700	19,143
Cytori Therapeutics, Inc.#,*	13,217	6,344
CytRx Corp.#,*	4,240	10,897
Dendreon Corp.*	13,300	2,128
Dyax Corp.*	9,331	140,991
Dynavax Technologies Corp.#,*	841	14,381
Emergent Biosolutions, Inc.*	1,701	47,679
Enanta Pharmaceuticals, Inc.*	610	26,498
Epizyme, Inc.#,*	440	8,422
Esperion Therapeutics, Inc.*	550	25,245
Exact Sciences Corp.#,*	5,780	157,274
Exelixis, Inc.*	9,082	16,983

Description	Number of Shares	Value
Five Prime Therapeutics, Inc.*	1,290	$33,940
Foundation Medicine, Inc.*	890	42,417
Galectin Therapeutics, Inc.#,*	2,100	6,762
Galena Biopharma, Inc.*	10,700	17,441
Genomic Health, Inc.#,*	1,500	48,420
Geron Corp.#,*	7,057	22,441
Halozyme Therapeutics, Inc.#,*	6,651	94,976
Heron Therapeutics, Inc.#,*	1,900	15,010
Hyperion Therapeutics, Inc.*	600	15,180
Idera Pharmaceuticals, Inc.*	2,790	12,611
Immune Design Corp.#,*	10	251
ImmunoGen, Inc.#,*	7,178	54,768
Immunomedics, Inc.#,*	710	3,799
Infinity Pharmaceuticals, Inc.*	3,000	46,320
Inovio Pharmaceuticals, Inc.#,*	3,440	28,690
Insmed, Inc.*	2,680	41,433
Insys Therapeutics, Inc.#,*	735	35,118
Intrexon Corp.#,*	2,700	77,517
Ironwood Pharmaceuticals, Inc.*	8,220	128,068
Isis Pharmaceuticals, Inc.#,*	7,822	535,885
Karyopharm Therapeutics, Inc.#,*	730	19,367
Keryx Biopharmaceuticals, Inc.#,*	5,960	72,474
Kindred Biosciences, Inc.*	1,700	10,727
Kite Pharma, Inc.#,*	840	56,406
KYTHERA Biopharmaceuticals, Inc.#,*	1,330	49,476
Lexicon Pharmaceuticals, Inc.*	9,060	8,245
Ligand Pharmaceuticals, Inc.*	1,285	73,142
MacroGenics, Inc.*	1,660	52,489
MannKind Corp.#,*	15,607	99,104
Merrimack Pharmaceuticals, Inc.#,*	5,380	50,733
MiMedx Group, Inc.#,*	6,790	55,372
Mirati Therapeutics, Inc.*	360	7,470
Momenta Pharmaceuticals, Inc.*	4,360	46,957
NanoViricides, Inc.#,*	6,080	15,808
NeoStem, Inc.#,*	2,480	8,779
Neuralstem, Inc.#,*	370	1,147
Neurocrine Biosciences, Inc.*	5,117	172,238
NewLink Genetics Corp.#,*	1,620	59,276
Northwest Biotherapeutics, Inc.#,*	3,010	19,083
Novavax, Inc.#,*	16,373	127,873
NPS Pharmaceuticals, Inc.*	6,812	312,398
Ohr Pharmaceutical, Inc.*	50	376
OncoMed Pharmaceuticals, Inc.#,*	300	6,858
Oncothyreon, Inc.*	7,840	12,387
Ophthotech Corp.*	260	14,625
Opko Health, Inc.#,*	14,100	171,033
Orexigen Therapeutics, Inc.#,*	7,015	36,829
Organovo Holdings, Inc.#,*	5,370	34,529

January 31, 2015 (unaudited)

36     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Osiris Therapeutics, Inc.#,*	184	$2,968
Otonomy, Inc.*	70	2,044
OvaScience, Inc.*	880	38,245
PDL BioPharma, Inc.#	11,206	81,692
Peregrine Pharmaceuticals, Inc.#,*	4,640	5,939
Portola Pharmaceuticals, Inc.*	2,530	71,928
Progenics Pharmaceuticals, Inc.#,*	2,066	12,355
Prothena Corp. PLC#,*	1,260	28,514
PTC Therapeutics, Inc.*	1,650	90,602
Puma Biotechnology, Inc.*	1,570	331,396
Raptor Pharmaceutical Corp.#,*	2,050	18,532
Receptos, Inc.*	1,210	133,306
Regulus Therapeutics, Inc.#,*	1,310	25,087
Repligen Corp.*	2,580	62,668
Retrophin, Inc.#,*	1,400	17,976
Rigel Pharmaceuticals, Inc.*	821	1,699
Sage Therapeutics, Inc.#,*	170	6,866
Sangamo Biosciences, Inc.#,*	4,095	52,375
Sarepta Therapeutics, Inc.#,*	2,470	29,640
Spectrum Pharmaceuticals, Inc.#,*	2,800	19,600
Stemline Therapeutics, Inc.#,*	480	7,430
Sunesis Pharmaceuticals, Inc.*	4,130	9,747
Synageva BioPharma Corp.#,*	1,500	172,830
Synergy Pharmaceuticals, Inc.#,*	3,850	11,204
Synta Pharmaceuticals Corp.#,*	6,050	14,399
TESARO, Inc.#,*	1,670	67,184
Tetraphase Pharmaceuticals, Inc.*	1,770	64,357
TG Therapeutics, Inc.#,*	1,310	18,654
Theravance, Inc.#,*	5,400	60,858
Threshold Pharmaceuticals, Inc.#,*	5,060	18,823
Trius Therapeutics CVR*,††	1,740	—
Ultragenyx Pharmaceutical, Inc.#,*	530	30,793
Vanda Pharmaceuticals, Inc.#,*	2,150	23,930
Verastem, Inc.#,*	1,300	9,490
Versartis, Inc.*	950	16,844
Xencor, Inc.*	310	4,697
XOMA Corp.#,*	6,390	22,748
ZIOPHARM Oncology, Inc.#,*	7,320	65,514

		$6,730,333
HEALTH CARE EQUIPMENT & SUPPLIES – 4.0%
Abaxis, Inc.	1,731	106,422
ABIOMED, Inc.*	2,782	143,941
Accuray, Inc.#,*	5,402	39,813
Analogic Corp.	388	31,634
AngioDynamics, Inc.*	989	19,033
Anika Therapeutics, Inc.*	970	38,005
Antares Pharma, Inc.*	3,040	7,114

Description	Number of Shares	Value
AtriCure, Inc.*	2,120	$42,061
Atrion Corp.	70	23,450
Cantel Medical Corp.	2,549	103,413
Cardiovascular Systems, Inc.*	1,840	62,726
Cerus Corp.#,*	6,370	34,016
CONMED Corp.	1,023	48,736
CryoLife, Inc.	1,550	17,453
Cyberonics, Inc.*	1,850	102,804
Cynosure, Inc.*	1,405	42,459
Derma Sciences, Inc.*	490	4,214
DexCom, Inc.*	4,963	296,688
Endologix, Inc.#,*	4,220	58,785
Exactech, Inc.*	622	12,931
GenMark Diagnostics, Inc.*	3,020	38,898
Globus Medical, Inc.*	3,940	92,905
Greatbatch, Inc.*	1,101	53,465
Haemonetics Corp.*	2,320	91,872
HeartWare International, Inc.#,*	1,070	89,377
ICU Medical, Inc.*	500	41,790
Insulet Corp.*	3,431	100,837
Integra LifeSciences Holdings Corp.*	1,427	79,512
Invacare Corp.	1,684	24,671
K2M Group Holdings, Inc.#,*	960	18,144
LDR Holding Corp.*	1,060	35,478
Masimo Corp.	3,591	91,642
Meridian Bioscience, Inc.	164	2,837
Merit Medical Systems, Inc.*	2,280	34,952
Natus Medical, Inc.*	1,753	65,913
Navidea Biopharmaceuticals, Inc.#,*	5,340	8,597
Neogen Corp.*	2,519	116,126
NuVasive, Inc.*	2,930	135,718
NxStage Medical, Inc.*	4,431	79,271
OraSure Technologies, Inc.*	3,017	27,726
Orthofix International NV*	641	19,551
Oxford Immunotec Global PLC*	1,180	13,877
PhotoMedex, Inc.#,*	670	1,260
Quidel Corp.#,*	1,947	45,832
Rockwell Medical, Inc.#,*	490	5,287
RTI Surgical, Inc.*	270	1,204
Spectranetics Corp.*	3,148	102,971
Staar Surgical Co.#,*	3,490	20,940
STERIS Corp.#	3,940	256,967
SurModics, Inc.*	490	11,231
Symmetry Surgical, Inc.*	77	554
Tandem Diabetes Care, Inc.*	920	11,307
Thoratec Corp.*	2,060	73,933
Tornier NV*	1,100	26,587
Unilife Corp.#,*	9,460	37,556

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      37

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Utah Medical Products, Inc.	300	$17,007
Vascular Solutions, Inc.*	1,720	46,887
West Pharmaceutical Services, Inc.	4,660	229,785
Wright Medical Group, Inc.*	2,300	56,143
Zeltiq Aesthetics, Inc.*	2,010	64,742

		$3,509,050
HEALTH CARE PROVIDERS & SERVICES – 3.0%
Acadia Healthcare Co., Inc.*	2,920	168,630
Addus HomeCare Corp.*	410	9,094
Air Methods Corp.*	2,543	105,662
Almost Family, Inc.	308	9,351
Amedisys, Inc.*	1,196	33,703
AMN Healthcare Services, Inc.*	2,068	38,920
Amsurg Corp.*	1,850	102,083
Bio-Reference Labs, Inc.*	1,688	56,599
BioScrip, Inc.*	3,240	18,630
BioTelemetry, Inc.*	1,740	17,191
Brookdale Senior Living, Inc.*	100	3,375
Capital Senior Living Corp.*	2,288	54,615
Chemed Corp.	1,305	131,988
Corvel Corp.*	520	17,129
Cross Country Healthcare, Inc.*	884	9,043
Ensign Group, Inc.	1,619	67,188
ExamWorks Group, Inc.*	2,560	94,618
Five Star Quality Care, Inc.*	2,940	10,231
Gentiva Health Services, Inc.*	2,427	47,132
Hanger, Inc.*	913	19,703
HealthEquity, Inc.*	180	3,739
HealthSouth Corp.	5,594	246,695
Healthways, Inc.*	1,910	39,384
HMS Holdings Corp.*	5,997	118,651
IPC The Hospitalist Co., Inc.*	1,160	46,818
Kindred Healthcare, Inc.	2,485	45,873
Landauer, Inc.	366	10,237
LHC Group, Inc.*	547	16,257
Magellan Health Services, Inc.*	1,215	73,046
Molina Healthcare, Inc.*	2,022	102,940
MWI Veterinary Supply, Inc.*	870	165,013
National Healthcare Corp.	320	20,150
National Research Corp.*	630	8,726
Owens & Minor, Inc.	1,406	48,127
PharMerica Corp.*	1,409	32,421
Providence Service Corp.*	930	36,270
RadNet, Inc.*	1,220	9,626
Select Medical Holdings Corp.	4,160	56,243
Skilled Healthcare Group, Inc.*	1,199	9,952

Description	Number of Shares	Value
Team Health Holdings, Inc.*	4,820	$249,194
Triple-S Management Corp.*	941	22,659
U.S. Physical Therapy, Inc.	1,082	41,971
Universal American Corp.	2,463	22,241
WellCare Health Plans, Inc.*	1,890	137,687

		$2,578,805
HEALTH CARE TECHNOLOGY – 0.4%
athenahealth, Inc.*	15	2,096
Castlight Health, Inc.*	1,760	15,629
Computer Programs & Systems, Inc.	473	23,300
HealthStream, Inc.*	1,630	46,064
MedAssets, Inc.*	2,339	43,295
Medidata Solutions, Inc.*	2,000	85,980
Merge Healthcare, Inc.*	5,470	20,239
Omnicell, Inc.*	2,918	92,880
Quality Systems, Inc.	2,496	40,660
Vocera Communications, Inc.*	370	3,315

		$373,458
LIFE SCIENCES TOOLS & SERVICES – 0.6%
Accelerate Diagnostics, Inc.#,*	1,162	24,983
Affymetrix, Inc.*	3,474	38,353
Albany Molecular Research, Inc.#,*	1,310	21,392
Cambrex Corp.*	2,354	52,800
Fluidigm Corp.*	2,270	87,463
Luminex Corp.*	1,998	35,265
NanoString Technologies, Inc.*	390	4,898
Pacific Biosciences of California, Inc.*	2,490	20,020
PAREXEL International Corp.*	3,999	243,779
Sequenom, Inc.#,*	7,542	27,755

		$556,708
PHARMACEUTICALS – 2.1%
AcelRx Pharmaceuticals, Inc.#,*	1,790	11,993
Aerie Pharmaceuticals, Inc.*	650	18,174
Akorn, Inc.*	4,380	186,500
Alimera Sciences, Inc.#,*	800	4,344
ANI Pharmaceuticals, Inc.#,*	360	20,149
Aratana Therapeutics, Inc.*	1,820	30,157
BioDelivery Sciences International, Inc.#,*	1,560	20,436
Bio-Path Holdings, Inc.*	1,040	2,350
Catalent, Inc.*	3,270	90,317
Cempra, Inc.*	1,500	41,610
Chelsea Therapeutics International Ltd. - CVR††	9,820	786
ContraVir Pharmaceuticals, Inc.*	656	1,719
Corcept Therapeutics, Inc.#,*	850	2,473
Depomed, Inc.*	4,370	79,840
Endo International PLC*	1,269	101,052

January 31, 2015 (unaudited)

38     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Endocyte, Inc.#,*	3,580	$18,544
Furiex Pharmaceuticals CVR††	710	6,937
Horizon Pharma PLC#	4,630	76,071
Impax Laboratories, Inc.*	2,760	101,209
Intra-Cellular Therapies, Inc.#,*	1,500	29,130
Lannett Co., Inc.*	1,960	92,963
Medicines Co.*	4,429	126,979
Nektar Therapeutics*	7,632	111,732
Omeros Corp.#,*	2,440	54,266
Pacira Pharmaceuticals, Inc.*	2,320	249,052
Pain Therapeutics, Inc.#,*	5,540	10,914
Pernix Therapeutics Holdings*	1,760	14,626
Phibro Animal Health Corp.*	1,450	39,629
Pozen, Inc.*	1,045	7,221
Relypsa, Inc.#,*	1,390	48,831
Repros Therapeutics, Inc.#,*	1,950	16,770
Revance Therapeutics, Inc.#,*	750	12,075
Sagent Pharmaceuticals, Inc.*	1,210	31,061
Sciclone Pharmaceuticals, Inc.*	2,900	21,402
Sucampo Pharmaceuticals, Inc.#,*	852	12,831
Supernus Pharmaceuticals, Inc.*	2,810	23,885
TherapeuticsMD, Inc.#,*	4,480	18,189
VIVUS, Inc.#,*	6,370	16,689
XenoPort, Inc.*	2,584	21,525
Zogenix, Inc.*	10,000	13,500
ZS Pharma, Inc.#,*	620	27,857

		$1,815,788

TOTAL HEALTH CARE		$15,564,142
INDUSTRIALS – 14.0%
AEROSPACE & DEFENSE – 1.7%
AAR Corp.	1,876	53,766
Aerovironment, Inc.*	824	21,086
American Science & Engineering, Inc.	224	10,394
Astronics Corp.*	1,292	72,036
Cubic Corp.	698	36,498
Curtiss-Wright Corp.	2,346	156,079
DigitalGlobe, Inc.*	2,547	68,489
Ducommun, Inc.*	760	19,737
Engility Holdings, Inc.*	670	26,733
Erickson, Inc.#,*	1,710	12,055
Esterline Technologies Corp.*	1,277	143,139
GenCorp., Inc.*	3,629	60,967
HEICO Corp.#	4,426	268,570
KEYW Holding Corp.#,*	1,320	11,735
Kratos Defense & Security Solutions, Inc.*	3,161	15,362
LMI Aerospace, Inc.*	657	9,329
Moog, Inc.*	1,676	117,823

Description	Number of Shares	Value
National Presto Industries, Inc.#	312	$19,656
Orbital Sciences Corp.*	2,741	76,995
Sparton Corp.*	940	22,071
Taser International, Inc.#,*	3,771	101,855
Teledyne Technologies, Inc.*	1,604	152,444

		$1,476,819
AIR FREIGHT & LOGISTICS – 0.5%
Air Transport Services Group, Inc.*	2,530	21,075
Atlas Air Worldwide Holdings, Inc.*	724	32,725
Echo Global Logistics, Inc.*	1,770	46,728
Forward Air Corp.	2,201	98,825
Hub Group, Inc.*	2,242	74,883
Park-Ohio Holdings Corp.	640	34,195
UTi Worldwide, Inc.	4,550	54,009
XPO Logistics, Inc.#,*	2,402	88,370

		$450,810
AIRLINES – 0.5%
Allegiant Travel Co.	954	172,932
Hawaiian Holdings, Inc.*	2,443	47,492
JetBlue Airways Corp.#,*	10,734	180,224
Republic Airways Holdings, Inc.*	1,801	24,782
SkyWest, Inc.	2,173	27,271
Spirit Airlines, Inc.*	24	1,779

		$454,480
BUILDING PRODUCTS – 0.9%
AAON, Inc.	3,340	72,845
Advanced Drainage Systems, Inc.*	1,160	28,849
Ameresco, Inc.*	770	4,489
American Woodmark Corp.*	1,055	43,392
Apogee Enterprises, Inc.	1,840	79,598
Builders FirstSource, Inc.*	1,700	10,064
Continental Building Products, Inc.*	1,520	25,445
Gibraltar Industries, Inc.*	600	9,084
Griffon Corp.	2,229	32,744
Insteel Industries, Inc.	1,360	27,771
Masonite International Corp.*	1,140	71,501
NCI Building Systems, Inc.*	1,862	28,731
Nortek, Inc.*	470	35,875
Patrick Industries, Inc.*	630	27,090
PGT, Inc.*	1,610	13,830
Ply Gem Holdings, Inc.#,*	800	10,080
Quanex Building Products Corp.	963	18,133
Simpson Manufacturing Co., Inc.	1,421	46,381
Stock Building Supply Holdings, Inc.*	1,260	19,631
Trex Co., Inc.*	2,548	108,366
Universal Forest Products, Inc.	726	36,344

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      39

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
USG Corp.*	145	$4,415

		$754,658
COMMERCIAL SERVICES & SUPPLIES – 2.1%
ABM Industries, Inc.	2,329	67,238
ACCO Brands Corp.*	2,770	21,938
ARC Document Solutions, Inc.*	1,558	14,287
Brink’s Co.	2,470	55,353
Casella Waste Systems, Inc.*	1,130	4,305
Ceco Environmental Corp.	1,051	14,420
Cenveo, Inc.*	593	1,168
Civeo Corp.	2,740	8,028
Deluxe Corp.	2,845	184,726
Encore Capital Group, Inc.#,*	1,135	42,245
EnerNOC, Inc.*	1,694	29,171
Ennis, Inc.	1,079	14,394
G&K Services, Inc.	944	66,174
Healthcare Services Group, Inc.#	5,035	158,653
Heritage-Crystal Clean, Inc.*	550	7,013
Herman Miller, Inc.	3,935	114,312
HNI Corp.	3,083	151,838
InnerWorkings, Inc.*	460	2,360
Interface, Inc.	2,825	44,381
Kimball International, Inc.	2,450	21,242
Knoll, Inc.	3,872	79,337
McGrath RentCorp	750	22,785
Mobile Mini, Inc.	2,078	75,431
MSA Safety, Inc.	1,713	74,790
Multi-Color Corp.	701	40,812
NL Industries, Inc.	42	294
Performant Financial Corp.*	3,580	17,757
Quad/Graphics, Inc.	1,270	25,451
SP Plus Corp.*	908	20,267
Steelcase, Inc.	5,000	84,400
Sykes Enterprises, Inc.*	1,812	40,806
Team, Inc.*	1,324	50,497
Tetra Tech, Inc.*	2,044	47,073
UniFirst Corp.	668	77,575
United Stationers, Inc.	1,448	58,369
US Ecology, Inc.#	1,664	68,989
Viad Corp.	1,055	28,464
West Corp.	530	17,331

		$1,853,674
CONSTRUCTION & ENGINEERING – 0.6%
Aegion Corp.*	1,253	19,196
Argan, Inc.	810	24,632
Comfort Systems USA, Inc.	2,191	36,480

Description	Number of Shares	Value
Dycom Industries, Inc.*	2,447	$75,392
EMCOR Group, Inc.	2,222	89,680
Furmanite Corp.*	2,481	18,186
Granite Construction, Inc.	1,530	52,142
Great Lakes Dredge & Dock Corp.	1,636	12,712
Layne Christensen Co.*	520	4,207
MasTec, Inc.*	2,354	43,596
MYR Group, Inc.*	920	23,028
Northwest Pipe Co.*	501	11,989
Orion Marine Group, Inc.*	1,648	15,046
Primoris Services Corp.	2,420	45,448
Sterling Construction Co., Inc.*	1,705	5,916
Tutor Perini Corp.*	1,061	23,034

		$500,684
ELECTRICAL EQUIPMENT – 1.4%
Acuity Brands, Inc.	5	749
AZZ, Inc.	1,714	72,314
Belden, Inc.	2,924	242,517
Brady Corp.	2,309	60,427
Capstone Turbine Corp.*	25,640	15,899
Encore Wire Corp.	1,217	37,277
EnerSys, Inc.	2,017	117,752
Enphase Energy, Inc.#,*	1,540	19,081
Franklin Electric Co., Inc.	3,192	109,198
FuelCell Energy, Inc.#,*	11,154	13,385
Generac Holdings, Inc.#	4,690	205,141
General Cable Corp.	2,030	23,223
Global Power Equipment Group, Inc.	1,070	13,193
GrafTech International Ltd.*	2,340	8,494
II-VI, Inc.*	954	16,399
LSI Industries, Inc.	1,963	14,408
Plug Power, Inc.#,*	3,040	8,117
Polypore International, Inc.*	2,970	132,818
Powell Industries, Inc.	369	14,395
Power Solutions International, Inc.*	310	13,708
PowerSecure International, Inc.*	220	2,068
Preformed Line Products Co.	194	9,275
Revolution Lighting Technologies, Inc.#,*	2,690	3,067
Thermon Group Holdings, Inc.*	1,850	37,833
Vicor Corp.*	689	7,421

		$1,198,159
INDUSTRIAL CONGLOMERATES – 0.2%
McDermott International, Inc.#,*	13,100	29,475
Raven Industries, Inc.	882	18,910
Seaboard Corp.	7	26,775
Standex International Corp.	668	46,820

		$121,980

January 31, 2015 (unaudited)

40     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
MACHINERY – 3.0%
Accuride Corp.*	1,400	$6,160
Actuant Corp.	2,500	57,775
Alamo Group, Inc.	219	9,866
Albany International Corp.	1,190	40,615
Altra Holdings, Inc.	1,263	32,270
American Railcar Industries, Inc.#	589	29,568
Ampco-Pittsburgh Corp.	556	10,119
Astec Industries, Inc.	761	27,061
Barnes Group, Inc.	2,065	70,933
Blount International, Inc.*	4,080	63,240
Briggs & Stratton Corp.	1,338	24,633
Chart Industries, Inc.*	2,279	64,951
CIRCOR International, Inc.	1,098	54,230
CLARCOR, Inc.	3,508	219,355
Columbus McKinnon Corp.*	1,145	28,682
Commercial Vehicle Group, Inc.*	1,480	8,184
Douglas Dynamics, Inc.	1,430	28,872
Dynamic Materials Corp.	675	9,558
Energy Recovery, Inc.#,*	2,459	8,115
EnPro Industries, Inc.*	1,297	76,951
ESCO Technologies, Inc.	702	25,286
ExOne Co.#,*	520	7,462
Federal Signal Corp.*	2,689	41,061
FreightCar America, Inc.	753	17,575
Global Brass & Copper Holdings, Inc.	910	11,948
Gorman-Rupp Co.	927	26,429
Graham Corp.	585	12,104
Greenbrier Cos., Inc.#,*	1,570	81,530
Harsco Corp.	5,550	81,918
Hurco Cos., Inc.	510	17,891
Hyster-Yale Materials Handling, Inc.	546	34,207
Hyster-Yale Materials Handling, Inc.††	216	13,532
John Bean Technologies Corp.	2,340	70,645
Kadant, Inc.	554	22,016
LB Foster Co.	496	23,515
Lindsay Corp.	838	72,420
Lydall, Inc.*	580	15,979
Manitex International, Inc.*	1,410	15,425
Meritor, Inc.*	5,310	67,968
Middleby Corp.*	32	3,041
Miller Industries, Inc.	460	9,292
Mueller Industries, Inc.	3,572	112,125
Mueller Water Products, Inc.	11,550	118,157
NN, Inc.	1,450	33,423
Omega Flex, Inc.	150	4,706

Description	Number of Shares	Value
Proto Labs, Inc.#,*	1,280	$82,419
RBC Bearings, Inc.*	1,417	82,243
Rexnord Corp.*	4,240	104,940
Sun Hydraulics Corp.	1,457	52,802
Tennant Co.	1,451	94,620
Titan International, Inc.	1,025	9,164
Trimas Corp.*	2,690	72,603
Twin Disc, Inc.	493	7,937
Wabash National Corp.*	3,800	47,386
Watts Water Technologies, Inc.	1,154	67,659
Woodward, Inc.	4,091	182,500
Xerium Technologies, Inc.*	910	14,005

		$2,629,071
MARINE – 0.1%
International Shipholding Corp.#	755	12,654
Matson, Inc.	2,260	78,535
Navios Maritime Holdings, Inc.#	4,400	15,972
Scorpio Bulkers, Inc.#,*	4,470	6,660

		$113,821
PROFESSIONAL SERVICES – 1.5%
Acacia Research Corp.#	1,690	21,159
Advisory Board Co.*	826	38,723
Barrett Business Services, Inc.	220	6,743
CBIZ, Inc.*	2,407	19,930
CDI Corp.	453	7,696
Corporate Executive Board Co.	2,260	154,855
CRA International, Inc.*	17	502
Exponent, Inc.	927	74,290
Franklin Covey Co.*	350	6,325
FTI Consulting, Inc.*	1,820	74,019
GP Strategies Corp.*	1,130	37,719
Heidrick & Struggles International, Inc.	1,080	23,933
Huron Consulting Group, Inc.*	1,042	78,379
ICF International, Inc.*	927	34,633
Insperity, Inc.	1,081	45,337
Kelly Services, Inc.	917	15,497
Kforce, Inc.	2,073	48,508
Korn/Ferry International*	2,124	60,534
Mistras Group, Inc.*	630	12,663
Navigant Consulting, Inc.*	1,852	26,724
On Assignment, Inc.*	3,755	131,913
Pendrell Corp.*	1,650	2,145
Resources Connection, Inc.	1,395	23,297
RPX Corp.*	2,140	26,429
Science Applications International Corp.	2,550	124,389
TriNet Group, Inc.*	1,090	36,155
TrueBlue, Inc.*	2,091	46,127

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      41

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
VSE Corp.	336	$24,316
WageWorks, Inc.*	2,430	133,747

		$1,336,687
ROAD & RAIL – 0.7%
ArcBest Corp.	1,376	51,270
Celadon Group, Inc.	678	16,157
FRP Holdings, Inc.*	250	9,050
Heartland Express, Inc.	4,078	104,764
Knight Transportation, Inc.	3,907	111,310
Marten Transport Ltd.	1,078	22,045
Quality Distribution, Inc.*	1,090	9,091
Roadrunner Transportation Systems, Inc.*	850	17,272
Saia, Inc.*	1,853	78,030
Swift Transportation Co.*	5,460	134,207
Universal Truckload Services, Inc.	380	8,953
Werner Enterprises, Inc.	1,421	40,541
YRC Worldwide, Inc.*	1,040	16,494

		$619,184
TRADING COMPANIES & DISTRIBUTORS – 0.8%
Aceto Corp.	1,663	32,262
Aircastle Ltd.	3,355	67,301
Applied Industrial Technologies, Inc.	1,170	47,303
CAI International, Inc.*	50	1,048
DXP Enterprises, Inc.*	830	34,047
H&E Equipment Services, Inc.	1,605	28,152
Houston Wire & Cable Co.	1,199	13,273
Kaman Corp.	1,632	62,049
Rush Enterprises, Inc.*	1,720	48,160
TAL International Group, Inc.	1,799	73,129
Textainer Group Holdings Ltd.	804	26,379
Titan Machinery, Inc.#,*	140	1,978
Watsco, Inc.	1,873	203,895

		$638,976
TRANSPORTATION INFRASTRUCTURE – 0.0%**
Wesco Aircraft Holdings, Inc.*	2,010	26,210

TOTAL INDUSTRIALS		$12,175,213
INFORMATION TECHNOLOGY – 20.0%
COMMUNICATIONS EQUIPMENT – 1.8%
ADTRAN, Inc.	3,411	75,417
Alliance Fiber Optic Products, Inc.#	850	12,308
Applied Optoelectronics, Inc.#,*	270	2,414
Aruba Networks, Inc.*	6,725	111,500
Bel Fuse, Inc.	447	10,513
Black Box Corp.	328	6,891
CalAmp Corp.#,*	2,450	43,879

Description	Number of Shares	Value
Calix, Inc.*	2,114	$20,294
Ciena Corp.*	4,590	85,007
Clearfield, Inc.#,*	1,450	17,081
Comtech Telecommunications Corp.	99	3,271
CyrusOne, Inc.	1,240	34,782
Digi International, Inc.*	812	7,755
Emulex Corp.*	3,130	19,594
Extreme Networks*	4,716	13,865
Finisar Corp.#,*	6,210	112,649
Harmonic, Inc.*	4,982	38,112
Infinera Corp.*	8,026	129,379
InterDigital, Inc.	2,738	136,845
Ixia*	1,885	19,114
KVH Industries, Inc.*	690	8,349
Loral Space & Communications, Inc.	1,001	71,982
NETGEAR, Inc.*	1,137	38,396
Numerex Corp.*	770	8,070
Oclaro, Inc.*	540	772
Parkervision, Inc.#,*	11,130	11,353
Plantronics, Inc.	2,736	125,391
Polycom, Inc.*	6,380	84,854
Procera Networks, Inc.#,*	1,760	15,453
Ruckus Wireless, Inc.*	3,930	41,619
ShoreTel, Inc.*	5,550	39,294
Tessco Technologies, Inc.	450	10,193
Ubiquiti Networks, Inc.#	2,120	55,745
ViaSat, Inc.*	2,492	140,100

		$1,552,241
COMPUTERS & PERIPHERALS – 0.7%
Cray, Inc.#,*	2,250	73,102
Datalink Corp.*	1,130	12,837
Dot Hill Systems Corp.*	1,130	4,712
Eastman Kodak Co.#,*	1,050	18,910
Electronics For Imaging, Inc.*	3,468	134,038
Immersion Corp.*	2,027	19,074
Nimble Storage, Inc.#,*	1,160	26,019
QLogic Corp.*	3,860	51,570
Quantum Corp.#,*	11,560	18,265
Silicon Graphics International Corp.*	2,450	23,104
Super Micro Computer, Inc.*	1,388	50,759
Synaptics, Inc.*	2,533	194,560
Violin Memory, Inc.#,*	5,790	22,234

		$649,184
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.6%
Agilysys, Inc.*	1,000	10,380

January 31, 2015 (unaudited)

42     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Anixter International, Inc.*	1,395	$105,127
Audience, Inc.#,*	1,230	4,969
Badger Meter, Inc.	1,218	72,909
Benchmark Electronics, Inc.*	2,470	59,848
Checkpoint Systems, Inc.*	1,693	21,941
Cognex Corp.	6,130	225,277
Coherent, Inc.	834	51,608
Control4 Corp.#,*	1,750	26,565
CTS Corp.	1,878	30,048
CUI Global, Inc.*	90	549
Daktronics, Inc.	3,008	37,239
DTS, Inc.*	1,017	28,191
Electro Rent Corp.	824	10,621
Electro Scientific Industries, Inc.	1,343	8,421
Fabrinet*	910	14,860
FARO Technologies, Inc.*	1,313	72,675
FEI Co.	2,772	227,914
GSI Group, Inc.*	700	9,254
Insight Enterprises, Inc.*	1,680	39,766
InvenSense, Inc.#,*	3,660	54,058
Itron, Inc.*	1,480	55,071
Kemet Corp.*	3,580	13,604
Kimball Electronics, Inc.*	307	3,125
Littelfuse, Inc.	1,565	154,528
Maxwell Technologies, Inc.#,*	1,148	9,138
Mercury Systems, Inc.*	1,695	26,747
Mesa Laboratories, Inc.	210	15,996
Methode Electronics, Inc.	2,907	105,146
MTS Systems Corp.	1,230	88,904
Multi-Fineline Electronix, Inc.*	653	8,496
Newport Corp.*	1,892	35,040
OSI Systems, Inc.*	869	60,813
Park Electrochemical Corp.	1,152	25,010
PC Connection, Inc.	319	7,576
Plexus Corp.*	1,798	68,126
RealD, Inc.#,*	2,690	29,187
Rofin-Sinar Technologies, Inc.*	843	22,694
Rogers Corp.*	992	73,269
Sanmina Corp.*	2,900	61,422
ScanSource, Inc.*	1,381	47,617
Speed Commerce, Inc.*	5,240	12,471
SYNNEX Corp.*	1,342	99,563
TTM Technologies, Inc.*	2,379	16,534
Universal Display Corp.#,*	2,067	65,855
Viasystems Group, Inc.*	20	320
Vishay Precision Group, Inc.*	480	7,987

		$2,226,459

Description	Number of Shares	Value
INTERNET SOFTWARE & SERVICES – 2.8%
Angie’s List, Inc.#,*	3,720	$17,075
Bankrate, Inc.#,*	4,040	50,419
Bazaarvoice, Inc.#,*	930	7,728
Benefitfocus, Inc.#,*	590	14,272
Blucora, Inc.*	1,334	18,036
Brightcove, Inc.*	920	6,587
Carbonite, Inc.#,*	1,390	20,892
Care.com, Inc.#,*	2,060	16,418
ChannelAdvisor Corp.*	2,070	19,624
Cimpress NV	2,390	192,515
comScore, Inc.*	2,355	97,874
Constant Contact, Inc.*	2,413	91,260
Cornerstone OnDemand, Inc.#,*	2,060	67,877
CoStar Group, Inc.*	23	4,244
Cvent, Inc.*	580	14,488
DealerTrack Holdings, Inc.*	3,148	126,550
Demand Media, Inc.*	296	1,199
Demandware, Inc.*	2,110	113,012
Dice Holdings, Inc.*	2,050	16,953
Digital River, Inc.*	1,231	31,427
E2open, Inc.#,*	2,910	17,140
EarthLink Holdings Corp.	4,880	20,594
Endurance International Group Holdings, Inc.*	1,940	32,611
Envestnet, Inc.*	1,990	102,425
Everyday Health, Inc.*	1,490	20,681
Global Eagle Entertainment, Inc.#,*	2,000	30,790
Gogo, Inc.#,*	3,860	56,105
GrubHub, Inc.#,*	340	11,706
GTT Communications, Inc.*	1,050	12,086
Internap Network Services Corp.*	905	7,620
IntraLinks Holdings, Inc.*	1,670	17,802
j2 Global, Inc.	3,205	184,095
Limelight Networks, Inc.*	4,342	11,550
Liquidity Services, Inc.*	580	4,489
LivePerson, Inc.*	4,440	47,508
LogMeIn, Inc.*	1,840	87,492
Marchex, Inc.	4,225	16,097
Marin Software, Inc.*	2,570	17,013
Marketo, Inc.#,*	1,620	55,777
Millennial Media, Inc.#,*	9,330	12,596
Monster Worldwide, Inc.*	6,150	25,400
NIC, Inc.	3,983	65,401
Perficient, Inc.*	2,246	40,428
Q2 Holdings, Inc.*	770	13,768
QuinStreet, Inc.*	1,450	7,424

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      43

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
RealNetworks, Inc.*	719	$5,055
Reis, Inc.*	460	10,350
Rightside Group Ltd.*	296	2,338
Rocket Fuel, Inc.#,*	2,170	27,798
SciQuest, Inc.*	2,210	31,426
SPS Commerce, Inc.*	1,070	63,451
Stamps.com, Inc.*	770	35,089
TechTarget, Inc.*	855	9,448
Textura Corp.#,*	1,770	44,144
Travelzoo, Inc.*	900	7,722
Tremor Video, Inc.#,*	2,240	4,704
Trulia, Inc.*	2,358	100,639
Unwired Planet, Inc.*	6,333	6,251
Web.com Group, Inc.*	1,810	27,349
WebMD Health Corp.#,*	2,590	100,363
Wix.Com Ltd.#,*	890	17,604
XO Group, Inc.*	2,034	33,439
Xoom Corp.#,*	3,010	44,398
Yelp, Inc.#,*	221	11,596
Zix Corp.*	1,790	6,337

		$2,436,549
IT SERVICES – 2.8%
Acxiom Corp.*	1,841	33,506
Alliance Data Systems Corp.*	25	7,221
Blackhawk Network Holdings, Inc.#,*	2,640	88,070
CACI International, Inc.*	973	82,306
Cardtronics, Inc.*	2,760	92,764
Cass Information Systems, Inc.	1,018	44,609
CIBER, Inc.*	3,842	12,410
Computer Task Group, Inc.	1,430	11,569
Convergys Corp.#	3,700	70,892
CSG Systems International, Inc.	2,020	49,530
EPAM Systems, Inc.*	2,080	101,774
Euronet Worldwide, Inc.*	3,646	165,492
EVERTEC, Inc.	3,650	73,219
ExlService Holdings, Inc.*	845	24,826
Forrester Research, Inc.	535	20,191
Global Cash Access Holdings, Inc.*	2,961	19,572
Hackett Group, Inc.	1,523	11,544
Heartland Payment Systems, Inc.	2,659	132,338
Higher One Holdings, Inc.*	3,830	12,677
iGATE Corp.*	2,768	97,987
Information Services Group, Inc.*	50	201
Lionbridge Technologies, Inc.*	5,840	29,083
Luxoft Holding, Inc.	810	31,606
ManTech International Corp.	891	28,984
MAXIMUS, Inc.	4,738	264,001

Description	Number of Shares	Value
ModusLink Global Solutions, Inc.*	1,459	$5,267
MoneyGram International, Inc.*	1,507	12,840
NeuStar, Inc.#,*	3,900	102,531
PRGX Global, Inc.*	1,750	9,083
Sapient Corp.*	10,810	268,737
Syntel, Inc.	2,100	90,825
TeleTech Holdings, Inc.*	1,218	26,869
Unisys Corp.*	3,241	71,075
Virtusa Corp.*	1,909	71,511
WEX, Inc.*	2,716	250,008

		$2,415,118
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.2%
Advanced Energy Industries, Inc.*	3,282	78,768
Alpha & Omega Semiconductor Ltd.*	1,770	15,523
Ambarella, Inc.#,*	1,960	108,408
Amkor Technology, Inc.*	6,054	38,443
Applied Micro Circuits Corp.*	1,414	7,423
Axcelis Technologies, Inc.*	6,110	14,664
Brooks Automation, Inc.	2,644	34,134
Cabot Microelectronics Corp.*	1,831	90,470
Cavium, Inc.#,*	3,544	208,423
Ceva, Inc.*	22	403
Cirrus Logic, Inc.*	3,000	79,500
Cohu, Inc.	113	1,280
Cypress Semiconductor Corp.#	10,530	155,107
Diodes, Inc.*	2,345	61,978
DSP Group, Inc.*	1,625	17,859
Entegris, Inc.#,*	5,980	77,740
Entropic Communications, Inc.*	6,160	15,954
Exar Corp.*	1,180	10,644
Fairchild Semiconductor International, Inc.*	4,220	64,777
FormFactor, Inc.*	31	234
GT Advanced Technologies, Inc.*	4,014	1,485
Inphi Corp.*	1,790	35,084
Integrated Device Technology, Inc.*	8,290	151,624
Integrated Silicon Solution, Inc.*	1,200	19,296
Intersil Corp.	5,280	75,557
IXYS Corp.	1,532	17,312
Kopin Corp.*	3,008	10,979
Lattice Semiconductor Corp.*	8,050	57,397
M/A-COM Technology Solutions Holdings, Inc.*	1,040	33,810
MaxLinear, Inc.*	1,840	14,812
Micrel, Inc.	3,416	48,063
Microsemi Corp.*	5,972	166,380
MKS Instruments, Inc.	2,189	76,637
Monolithic Power Systems, Inc.	2,667	126,656
Nanometrics, Inc.*	910	14,141

January 31, 2015 (unaudited)

44     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
NVE Corp.*	299	$19,767
OmniVision Technologies, Inc.*	2,261	61,137
PDF Solutions, Inc.*	810	13,462
Pericom Semiconductor Corp.*	513	7,495
Photronics, Inc.*	2,660	22,344
PMC - Sierra, Inc.*	9,060	80,090
Power Integrations, Inc.	1,904	98,208
Qorvo, Inc.*	10,031	740,990
QuickLogic Corp.#,*	5,730	16,331
Rambus, Inc.*	7,550	84,938
Rubicon Technology, Inc.#,*	3,692	15,359
Rudolph Technologies, Inc.*	627	6,289
Semtech Corp.*	4,140	105,404
Silicon Image, Inc.*	5,445	39,531
Silicon Laboratories, Inc.*	2,120	92,771
Spansion, Inc.*	4,220	149,641
Tessera Technologies, Inc.	3,246	120,362
Ultra Clean Holdings*	470	4,136
Veeco Instruments, Inc.*	1,700	49,589
Xcerra Corp.*	1,613	12,388

		$3,671,197
SOFTWARE – 5.1%
A10 Networks, Inc.*	2,120	10,176
ACI Worldwide, Inc.*	7,052	130,250
Advent Software, Inc.	3,474	145,387
American Software, Inc.	764	6,334
Aspen Technology, Inc.*	6,060	214,191
AVG Technologies NV*	1,740	34,417
Barracuda Networks, Inc.*	170	5,756
Blackbaud, Inc.	3,382	147,827
Bottomline Technologies, Inc.*	2,857	70,768
BroadSoft, Inc.*	1,050	28,234
Callidus Software, Inc.*	3,610	53,969
CommVault Systems, Inc.*	3,171	138,192
Comverse, Inc.*	1,493	25,724
Covisint Corp.*	1,412	3,135
Cyan, Inc.#,*	7,390	21,505
Digimarc Corp.	460	12,429
Ebix, Inc.#	1,298	29,659
Ellie Mae, Inc.*	1,910	84,498
EPIQ Systems, Inc.	481	8,393
ePlus, Inc.	210	14,162
Fair Isaac Corp.	2,144	152,974
Fleetmatics Group PLC#,*	2,460	87,109
Gigamon, Inc.*	830	15,280
Glu Mobile, Inc.#,*	7,070	24,816
Guidance Software, Inc.#,*	680	4,461

Description	Number of Shares	Value
Guidewire Software, Inc.*	4,830	$241,983
Imperva, Inc.*	1,700	70,992
Infoblox, Inc.*	4,120	76,920
Interactive Intelligence Group, Inc.*	293	11,884
Jive Software, Inc.*	2,140	12,326
Kofax Ltd.*	90	620
Manhattan Associates, Inc.*	5,360	239,270
Mentor Graphics Corp.	3,728	85,781
MicroStrategy, Inc.*	699	112,958
Model N, Inc.*	1,550	16,585
Monotype Imaging Holdings, Inc.	2,068	60,675
Netscout Systems, Inc.*	2,751	98,761
Pegasystems, Inc.	2,688	52,604
Progress Software Corp.*	1,814	45,441
Proofpoint, Inc.*	2,630	131,500
PROS Holdings, Inc.*	1,966	47,754
QAD, Inc.	607	11,739
QLIK Technologies, Inc.*	5,670	161,028
Qualys, Inc.*	1,530	58,171
Rally Software Development Corp.*	630	7,453
RealPage, Inc.*	2,970	53,490
Rosetta Stone, Inc.*	750	6,765
Sapiens International Corp.	120	770
Seachange International, Inc.*	1,480	10,449
Silver Spring Networks, Inc.#,*	4,340	30,814
SS&C Technologies Holdings, Inc.*	4,450	246,219
Synchronoss Technologies, Inc.*	2,509	106,557
Take-Two Interactive Software, Inc.*	3,551	105,536
Tangoe, Inc.*	2,170	24,803
TeleCommunication Systems, Inc.*	550	1,557
Telenav, Inc.*	770	4,990
TiVo, Inc.*	3,980	41,631
Tyler Technologies, Inc.*	2,329	247,060
Ultimate Software Group, Inc.*	1,787	264,494
VASCO Data Security International, Inc.#,*	2,255	48,483
Verint Systems, Inc.*	4,087	218,164
VirnetX Holding Corp.#,*	1,970	10,717
Vringo, Inc.#,*	5,130	2,713
Zendesk, Inc.*	1,370	33,140

		$4,472,443

TOTAL INFORMATION TECHNOLOGY		$17,423,191
MATERIALS – 4.6%
CHEMICALS – 2.0%
A Schulman, Inc.	1,558	54,296
American Vanguard Corp.	794	8,877
Axiall Corp.	2,350	103,987

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      45

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Balchem Corp.	2,250	$119,182
Calgon Carbon Corp.*	3,191	62,958
Chase Corp.	550	19,690
Chemtura Corp.*	5,350	116,576
Ferro Corp.*	4,722	52,556
Flotek Industries, Inc.*	3,070	49,642
FutureFuel Corp.	620	6,814
H.B. Fuller Co.	3,589	147,687
Hawkins, Inc.	670	25,802
Innophos Holdings, Inc.	915	54,479
Innospec, Inc.	940	37,102
Intrepid Potash, Inc.#	2,220	29,548
KMG Chemicals, Inc.	770	16,108
Koppers Holdings, Inc.	664	12,058
Kraton Performance Polymers, Inc.*	870	16,826
Kronos Worldwide, Inc.	1,300	14,599
Landec Corp.*	857	10,944
LSB Industries, Inc.*	621	19,400
Marrone Bio Innovations, Inc.#,*	1,060	3,604
Minerals Technologies, Inc.	1,730	113,021
Olin Corp.	2,345	58,789
OM Group, Inc.	1,506	42,168
OMNOVA Solutions, Inc.*	4,500	30,870
PolyOne Corp.	6,602	234,965
Quaker Chemical Corp.	812	64,083
Senomyx, Inc.#,*	120	634
Sensient Technologies Corp.	1,912	116,632
Stepan Co.	578	22,195
Trecora Resources*	1,360	18,700
Tredegar Corp.	1,700	36,363
Tronox Ltd.	2,190	46,297
Zep, Inc.	714	11,438

		$1,778,890
CONSTRUCTION MATERIALS – 0.1%
Headwaters, Inc.*	4,765	67,091
United States Lime & Minerals, Inc.#	246	17,011
US Concrete, Inc.*	1,020	25,847

		$109,949
CONTAINERS & PACKAGING – 0.6%
AEP Industries, Inc.*	77	3,858
Berry Plastics Group, Inc.*	3,850	130,207
Graphic Packaging Holding Co.*	22,620	327,538
Myers Industries, Inc.	1,732	28,838
UFP Technologies, Inc.*	580	12,922

		$503,363
METALS & MINING – 1.0%
AK Steel Holding Corp.#,*	8,300	31,457

Description	Number of Shares	Value
Allied Nevada Gold Corp.#,*	9,340	$9,620
AM Castle & Co.#,*	2,460	14,883
Century Aluminum Co.*	2,140	49,455
Coeur Mining, Inc.*	5,440	34,272
Commercial Metals Co.	4,090	54,888
Globe Specialty Metals, Inc.	3,740	57,671
Gold Reserve, Inc.#,*	2,870	8,754
Gold Resource Corp.	4,370	15,295
Handy & Harman Ltd.*	200	9,026
Haynes International, Inc.	574	22,346
Hecla Mining Co.	11,978	39,408
Horsehead Holding Corp.#,*	2,628	35,320
Kaiser Aluminum Corp.#	561	38,883
Materion Corp.	1,162	38,288
Molycorp, Inc.#,*	15,320	5,056
Noranda Aluminum Holding Corp.	870	2,636
Olympic Steel, Inc.	625	8,569
RTI International Metals, Inc.*	1,582	35,279
Schnitzer Steel Industries, Inc.#	1,420	23,970
Stillwater Mining Co.*	7,354	100,529
SunCoke Energy, Inc.*	3,170	47,867
Universal Stainless & Alloy Products, Inc.*	546	12,170
US Silica Holdings, Inc.#	3,710	93,492
Worthington Industries, Inc.	3,279	98,140

		$887,274
PAPER & FOREST PRODUCTS – 0.9%
Boise Cascade Co.*	2,910	117,680
Clearwater Paper Corp.*	1,584	117,248
Deltic Timber Corp.	815	50,937
KapStone Paper & Packaging Corp.	5,970	178,324
Louisiana-Pacific Corp.#,*	5,126	83,913
Neenah Paper, Inc.	901	51,699
PH Glatfelter Co.	2,043	46,723
Resolute Forest Products, Inc.#,*	2,910	49,470
Schweitzer-Mauduit International, Inc.	658	25,570
Wausau Paper Corp.	2,650	26,924

		$748,488

TOTAL MATERIALS		$4,027,964
TELECOMMUNICATION SERVICES – 0.8%
DIVERSIFIED TELECOMMUNICATION SERVICES –0.6%
8x8, Inc.*	3,830	29,529
Atlantic Tele-Network, Inc.	430	28,565
Cincinnati Bell, Inc.*	5,710	16,730
Cogent Communications Group, Inc.	3,053	113,144
Consolidated Communications Holdings, Inc.	3,050	71,004

January 31, 2015 (unaudited)

46     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Fairpoint Communications, Inc.*	1,450	$21,692
General Communication, Inc.*	282	4,140
Globalstar, Inc.#,*	6,620	16,020
Hawaiian Telcom Holdco, Inc.*	550	14,317
IDT Corp.	1,300	27,768
inContact, Inc.*	2,210	18,940
Inteliquent, Inc.	2,090	35,154
Intelsat SA*	1,410	22,208
Iridium Communications, Inc.#,*	2,830	24,083
Lumos Networks Corp.	1,737	27,844
magicJack VocalTec Ltd.#,*	2,030	14,088
ORBCOMM, Inc.*	2,560	14,234
Premiere Global Services, Inc.*	700	6,188
Vonage Holdings Corp.*	5,910	24,822

		$530,470
WIRELESS TELECOMMUNICATION SERVICES – 0.2%
Boingo Wireless, Inc.*	1,190	10,055
NTELOS Holdings Corp.	1,647	6,753
RingCentral, Inc.#,*	1,800	24,300
Shenandoah Telecommunications Co.	1,746	51,874
Sonus Networks, Inc.*	3,336	63,651
Spok Holdings, Inc.	1,488	25,475

		$182,108

TOTAL TELECOMMUNICATION SERVICES		$712,578
UTILITIES – 2.6%
ELECTRIC UTILITIES – 1.0%
ALLETE, Inc.	1,056	59,822
Cleco Corp.	2,345	127,474
El Paso Electric Co.	1,680	67,301
Empire District Electric Co.	896	27,301
IDACORP, Inc.	1,942	131,881
MGE Energy, Inc.	1,068	49,021
NRG Yield, Inc.#	1,140	60,283
Otter Tail Corp.	710	21,953
PNM Resources, Inc.	3,377	102,999
Portland General Electric Co.	2,967	117,790
UIL Holdings Corp.	1,636	75,256
Unitil Corp.	810	30,262

		$871,343
GAS UTILITIES – 0.8%
Chesapeake Utilities Corp.	755	36,814
Laclede Group, Inc.	1,718	92,360
New Jersey Resources Corp.	1,747	111,598
Northwest Natural Gas Co.	798	39,828
Piedmont Natural Gas Co., Inc.	2,864	114,245

Description	Number of Shares	Value
South Jersey Industries, Inc.	921	$53,648
Southwest Gas Corp.	1,968	120,953
WGL Holdings, Inc.	1,890	106,785

		$676,231
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.3%
Atlantic Power Corp.#	4,610	12,216
Dynegy, Inc.*	4,310	117,749
Ormat Technologies, Inc.#	850	22,738
Pattern Energy Group, Inc.	2,680	78,310

		$231,013
MULTI-UTILITIES – 0.3%
Avista Corp.	2,378	88,295
Black Hills Corp.	1,688	84,670
NorthWestern Corp.	1,639	94,669

		$267,634
POWER AND RENEWABLE ELECTRICITY –0.0%**
Abengoa Yield PLC#	220	7,242
TerraForm Power, Inc.*	860	27,984

		$35,226
WATER UTILITIES – 0.2%
American States Water Co.	1,524	60,411
Artesian Resources Corp.	630	13,954
California Water Service Group	2,380	58,405
Connecticut Water Service, Inc.	363	13,053
Middlesex Water Co.	991	21,673
SJW Corp.	368	12,427
York Water Co.	130	3,077

		$183,000

TOTAL UTILITIES		$2,264,447

TOTAL COMMON STOCKS (COST $68,328,129)		$86,787,153
INVESTMENT COMPANIES – 0.5%
EQUITY FUNDS – 0.5%
iShares Russell 2000 Growth ETF#	1,486	206,703
iShares Russell 2000 Index Fund#	1,759	203,516

TOTAL EQUITY FUNDS		$410,219

TOTAL INVESTMENT COMPANIES (COST $405,788)		$410,219
RIGHTS – 0.0%**
Cubist Pharmaceuticals, Inc.*,††	3,645	215
Leap Wireless International, Inc.*,††	4,140	10,102
Providence Service Corp.	38	—

TOTAL RIGHTS (COST $16,404)		$10,317

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      47

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
WARRANTS – 0.0%**
BioTime, Inc.*	359	$447
Education Management Corp.	932	—
Magnum Hunter Re††	1,281	—
Tejon Ranch Co., Expire 8/05/14	118	173

TOTAL WARRANTS (COST $1,050)		$620

TOTAL INVESTMENTS IN SECURITIES – 100.0% (COST $68,751,371)		$87,208,309

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 13.5%
REPURCHASE AGREEMENTS – 13.5%
Citigroup Global Markets, Inc., 0.08%, dated 01/30/15, due 02/02/15, repurchase price $2,791,134, collateralized by U.S. Government Securities 0.00% to 6.00%, maturing 01/12/18 to 02/01/45; total market value of $2,846,937.	$2,791,115	2,791,115
HSBC Securities USA, Inc., 0.05%, dated 01/30/15, due 02/02/15, repurchase price $2,791,127, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 02/09/15 to 07/15/32; total market value of $2,846,940.	2,791,115	2,791,115
JP Morgan Securities LLC, 0.08%, dated 01/30/15, due 02/02/15, repurchase price $2,791,134, collateralized by U.S. Government Securities 2.50% to 9.00%, maturing 12/01/15 to 01/01/48; total market value of $2,846,963.	2,791,115	2,791,115

Description	Par Value	Value
Mizuho Securities USA, Inc., 0.08%, dated 01/30/15, due 02/02/15, repurchase price $2,791,134, collateralized by U.S. Government & Treasury Securities 0.00% to 4.50%, maturing 02/12/15 to 01/20/45; total market value of $2,848,536.	$2,791,115	$2,791,115
RBC Capital Markets LLC, 0.08%, dated 01/30/15, due 02/02/15, repurchase price $587,589, collateralized by U.S. Government Securities 1.31% to 5.50%, maturing 11/01/24 to 05/01/50; total market value of $599,337.	587,585	587,585

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $11,752,045)		$11,752,045
TOTAL INVESTMENTS – 113.5% (COST $80,503,416)		$98,960,354
COLLATERAL FOR SECURITIES ON LOAN – (13.5%)		(11,752,045)
OTHER ASSETS LESS LIABILITIES – 0.0%**		20,700

TOTAL NET ASSETS – 100.0%		$87,229,009

January 31, 2015 (unaudited)

48     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (concluded)

Cost of investments for Federal income tax purposes is $81,529,217. The net unrealized appreciation/(depreciation) of investments was $17,431,137. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $24,786,283 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,355,146.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$86,759,761	$27,392	$—	$86,787,153
Investment Companies	410,219	—	—	410,219
Rights	—	10,317	—	10,317
Warrants	620	—	—	620
Repurchase Agreements	—	11,752,045	—	11,752,045

Total	$87,170,600	$11,789,754	$—	$98,960,354

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - EQUITY FUNDS

^	7-Day net yield.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments - Wilmington Funds.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At January 31, 2015, the value of these securities amounted to:

Fund	Amount	Percentage of Total Net Assets
Wilmington Large-Cap Strategy Fund	$31,362	0.01%
Wilmington Small-Cap Growth Fund	7,171	0.01%
Wilmington Small-Cap Strategy Fund	37,709	0.04%

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments- Wilmington Funds.
*	Non-income producing security.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

LLC – Limited Liability Corporation	PLC – Public Company Limited
LP – Limited Partnership	REIT – Real Estate Investment Trust

January 31, 2015 (unaudited)

Wilmington Multi-Manager International Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 93.3%
ARGENTINA – 0.1%
Adecoagro SA*	5,500	$42,680
Arcos Dorados Holdings, Inc.#	6,100	33,855
Banco Macro SA ADR#	1,100	42,504
BBVA Banco Frances SA ADR*	2,720	38,488
Cresud SACIF y A ADR	2,251	23,185
Grupo Financiero Galicia SA ADR#	1,320	21,595
MercadoLibre, Inc.#	940	116,504
Petrobras Argentina SA ADR	19,536	95,140
Telecom Argentina SA ADR*	4,350	82,911
Transportadora de Gas del Sur SA ADR	10,400	32,552

TOTAL ARGENTINA		$529,414
AUSTRALIA – 2.5%
AGL Energy Ltd.	4,217	46,618
Alumina Ltd. ADR*	35,910	71,563
Amcor Ltd.††	7,111	70,280
AMP Ltd.	10,091	45,002
APA Group††	5,889	37,123
Arrium Ltd.††	532,800	84,084
Asciano Ltd.††	29,174	135,827
ASX Ltd.††	1,019	30,117
Aurizon Holdings Ltd.††	10,737	41,057
Australia & New Zealand Banking Group Ltd.††	24,664	629,611
Bendigo & Adelaide Bank Ltd.††	38,763	401,431
BHP Billiton Ltd.††	32,627	752,534
BlueScope Steel Ltd.*,††	6,507	25,208
Boart Longyear Ltd.*,††	48,400	6,136
Boral Ltd.††	18,756	81,179
Brambles Ltd.††	9,068	74,291
Challenger Ltd.††	44,000	214,061
Commonwealth Bank of Australia††	4,290	296,633
Crown Ltd.††	3,064	32,194
CSL Ltd.††	868	59,071
Downer EDI Ltd.††	40,700	132,150
Echo Entertainment Group Ltd.††	220,704	689,607
Fortescue Metals Group Ltd.††	5,405	9,801
GPT Group††	8,152	28,583
Harvey Norman Holdings Ltd.††	9,633	29,422
Incitec Pivot Ltd.	31,391	87,554
James Hardie Industries PLC††	2,466	24,726

Description	Number of Shares	Value
Lend Lease Group††	34,696	$447,219
Macquarie Group Ltd.††	14,495	694,770
Mcmillan Shakespeare Ltd.††	23,900	212,373
Metcash Ltd.††	42,500	47,978
Mineral Resources Ltd.#,††	24,300	125,872
National Australia Bank Ltd.††	38,030	1,048,810
Newcrest Mining Ltd.††	189,911	2,050,660
Orica Ltd.††	13,403	188,136
Origin Energy Ltd.††	15,480	127,739
Primary Health Care Ltd.††	44,600	159,736
Qantas Airways Ltd.*,††	199,400	401,806
QBE Insurance Group Ltd.	11,717	96,055
Rio Tinto Ltd.††	9,223	411,274
Sandfire Resources Nl††	18,311	60,408
Santos Ltd.††	31,969	194,629
Scentre Group*,††	8,754	25,722
Seek Ltd.††	34,027	468,297
Sims Metal Management Ltd.#,††	5,437	45,742
Skilled Group Ltd.††	65,800	66,482
Suncorp Group Ltd.††	18,152	206,820
Tabcorp Holdings Ltd.	22,564	79,754
Tatts Group Ltd.††	32,697	97,853
Telstra Corp. Ltd.††	1,305	6,582
Toll Holdings Ltd.	11,181	53,468
Transurban Group††	5,817	41,601
Wesfarmers Ltd.††	15,485	523,052
Westfield Corp.	4,442	33,884
Westpac Banking Corp.††	6,909	184,651
Woodside Petroleum Ltd.††	16,633	441,756
Woolworths Ltd.††	2,759	67,896

TOTAL AUSTRALIA		$12,746,888
AUSTRIA – 0.5%
Ams AG††	22,100	865,024
Andritz AG††	335	18,134
Buwog AG#,††	365	7,129
Erste Group Bank AG#,††	44,898	972,001
OMV AG††	8,231	204,629
Raiffeisen International Bank Holding AG#,††	6,757	78,956
Voestalpine AG††	9,400	334,756

TOTAL AUSTRIA		$2,480,629

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      51

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
BAHRAIN – 0.0%**
Al-Salam Bank††	268,200	$86,652
Gulf Finance House EC*,††	424,840	33,226

TOTAL BAHRAIN		$119,878
BELGIUM – 1.1%
Ageas††	4,379	149,953
Anheuser-Busch InBev NV††	28,875	3,521,756
bpost SA††	11,500	302,609
Colruyt SA††	454	20,940
Delhaize Group SA††	9,084	755,662
Delhaize Group SA ADR	7,850	162,417
KBC Groep NV††	1,940	104,342
Solvay SA	1,700	232,417
Telenet Group Holding NV*,††	726	40,375
UCB SA††	1,234	95,929
Umicore SA	1,295	54,236

TOTAL BELGIUM		$5,440,636
BOTSWANA – 0.1%
Barclays Bank of Botswana Ltd.	100,300	36,454
Botswana Insurance Holdings Ltd.††	60,900	73,980
First National Bank of Botswana	274,700	104,082
Sechaba Breweries Ltd.††	61,203	178,426
Standard Chartered Bank Botswana Ltd.	41,700	54,374

TOTAL BOTSWANA		$447,316
BRAZIL – 0.7%
ALL America Latina Logistica SA	17,200	24,679
Ambev SA	33,575	220,601
Banco do Brasil SA	8,167	62,883
BB Seguridade Participacoes SA	6,000	65,741
BM&FBovespa SA	11,907	40,381
BR Malls Participacoes SA	5,800	32,921
BRF SA	6,756	162,099
CCR SA	14,800	84,280
Centrais Eletricas Brasileiras SA	9,100	17,398
CETIP SA - Mercados Organizados	1,600	20,542
Cia de Saneamento Basico do Estado de Sao Paulo	9,000	44,610
Cia Energetica de Minas Gerais	2,768	12,895
Cia Siderurgica Nacional SA	4,700	7,287
Cielo SA	20,566	306,583
Cosan Logistica SA	1,200	979
Cosan SA Industria e Comercio	1,200	10,970
CPFL Energia SA	4,800	30,125
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,500	30,215
EDP - Energias do Brasil SA	10,300	33,243

Description	Number of Shares	Value
Embraer SA	11,800	$104,400
Estacio Participacoes SA	4,600	28,612
Gafisa SA	28,700	20,322
Itau Unibanco Holding SA ADR	91,222	1,105,611
Kroton Educacional SA	16,300	74,719
Localiza Rent a Car SA	2,840	36,939
Lojas Renner SA	2,500	65,685
Marfrig Alimentos SA*	14,350	26,740
MRV Engenharia e Participacoes SA	6,800	17,512
Natura Cosmeticos SA	3,600	42,061
Odontoprev SA††	13,200	50,791
PDG Realty SA Empreendimentos e Participacoes*	31,200	6,046
Qualicorp SA	8,500	84,105
Souza Cruz SA	2,900	24,307
Tim Participacoes SA	32,506	143,435
Totvs SA	4,400	55,048
Tractebel Energia SA	3,200	37,137
Ultrapar Participacoes SA	3,000	59,256
Weg SA	5,070	60,464

TOTAL BRAZIL		$3,251,622
BULGARIA – 0.0%**
Central Cooperative Bank AD*,††	20,482	12,409
Chimimport AD*,††	10,600	10,209
Doverie Holding AD*,††	11,040	5,521
Olovno Tzinkov Komplex AD*	900	—
Petrol AD*	37,250	26,796
Sopharma AD Sofia††	14,000	29,301

TOTAL BULGARIA		$84,236
CANADA – 4.0%
Agnico-Eagle Mines Ltd.	1,785	60,183
Agrium, Inc.	2,192	233,863
Air Canada	35,800	331,038
Alimentation Couche Tard, Inc.	2,230	87,378
Bank Of Montreal	2,315	133,066
Bank of Montreal	874	50,162
Bank of Nova Scotia	2,161	103,841
Barrick Gold Corp.	53,976	689,813
BCE, Inc.	452	20,759
Blackberry Ltd.*	517	5,253
Blackberry Ltd. ADR*	3,039	30,846
Bombardier, Inc.#	140,000	319,509
Bonavista Energy Corp.#	1,621	7,654
Brookfield Asset Management, Inc.	2,168	110,473
CAE, Inc.	1,400	17,242
Cameco Corp.	5,717	80,234
Canadian Imperial Bank of Commerce	5,283	366,613

January 31, 2015 (unaudited)

52     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Canadian National Railway Co.	1,755	$115,628
Canadian Natural Resources Ltd. (136385101)	19,113	553,130
Canadian Natural Resources Ltd. (2171573)#	3,791	109,908
Canadian Oil Sands Ltd.#	2,858	17,655
Canadian Pacific Railway Ltd.	199	34,684
Canadian Tire Corp. Ltd.	2,973	274,185
Canadian Utilities Ltd.	1,396	46,284
Catamaran Corp.*	878	43,821
CCL Industries, Inc. Class B	6,200	640,883
Cenovus Energy, Inc.	9,737	184,020
Cogeco Cable, Inc.	5,000	287,243
Crescent Point Energy Corp.#	4,233	100,491
Dollarama, Inc.	10,133	481,252
Dominion Diamond Corp.	21,300	353,855
Dorel Industries, Inc.	8,700	249,285
Eldorado Gold Corp.	9,399	45,102
Empire Co. Ltd.	3,934	286,374
Enbridge, Inc.	2,897	140,324
Encana Corp.	22,681	277,615
Ensign Energy Services, Inc.	2,332	16,168
Fairfax Financial Holdings Ltd.	656	348,469
First Quantum Minerals Ltd.	9,715	88,610
Franco-Nevada Corp.	993	57,304
Genworth MI Canada, Inc.	1,061	26,402
Gildan Activewear, Inc.	600	35,026
Goldcorp, Inc.	6,282	150,956
Husky Energy, Inc.	22,242	478,727
Imperial Oil Ltd.	1,692	62,902
Industrial Alliance Insurance & Financial Services, Inc.	1,794	57,122
Intact Financial Corp.	887	59,278
Keyera Corp.	3,100	182,970
Kinross Gold Corp.*	20,413	69,237
Laurentian Bank of Canada	5,700	209,976
Linamar Corp.	9,700	555,649
Lundin Mining Corp.*	15,100	53,712
Magna International, Inc.	6,179	593,683
Manulife Financial Corp.	31,084	498,538
Meg Energy Corp.	1,178	17,966
Metro, Inc.	5,500	435,256
National Bank of Canada	13,100	455,773
Nevsun Resources Ltd.	50,300	173,776
New Gold, Inc.*	4,369	19,151
Onex Corp.	258	14,162
Open Text Corp.	8,513	482,763

Description	Number of Shares	Value
Pan American Silver Corp.	589	$6,868
Parex Resources, Inc.*	18,500	100,165
Pembina Pipeline Corp.	1,266	39,334
Pengrowth Energy Corp.#	576	1,541
Penn West Petroleum Ltd.#	3,500	5,215
Peyto Exploration & Dev Corp.#	700	17,683
Potash Corp. of Saskatchewan, Inc. (2696980)	476	17,329
Power Corp. of Canada#	1,700	40,992
Power Financial Corp.	554	14,950
Precision Drilling Corp.	3,100	15,810
Restaurant Brands International, Inc.*	656	25,374
Rogers Communications, Inc.	1,391	49,457
Royal Bank of Canada	2,547	143,796
Saputo, Inc.	729	20,963
Secure Energy Services, Inc.	12,900	149,740
Shaw Communications, Inc.#	15,111	348,907
Silver Wheaton Corp.	1,091	25,062
Sun Life Financial, Inc.	3,756	114,864
Suncor Energy, Inc.	48,522	1,447,162
Talisman Energy, Inc.	25,355	191,074
Teck Resources Ltd. (878742204)#	8,809	113,460
TELUS Corp.	1,729	59,311
Thomson Reuters Corp.#	2,729	104,719
Toronto-Dominion Bank	3,201	127,466
Tourmaline Oil Corp.*	2,741	75,368
TransAlta Corp.	4,300	37,630
TransAlta Corp.	2,800	24,444
TransCanada Corp.	1,435	63,851
Transcontinental, Inc.	12,000	142,882
Turquoise Hill Resources Ltd.	5,300	15,391
Valeant Pharmaceuticals International, Inc.*	25,596	4,092,500
Vermilion Energy, Inc.#	982	43,254
West Fraser Timber Co. Ltd.	2,600	149,326
Whitecap Resources, Inc.#	5,000	48,831
Yamana Gold, Inc.	8,144	33,712

TOTAL CANADA		$19,941,673
CHILE – 0.4%
AES Gener SA	53,119	27,366
Aguas Andinas SA	57,100	32,705
Antarchile SA	5,564	66,830
Banco de Chile	861,492	94,990
Banco de Credito e Inversiones	1,241	51,967
Banco Santander Chile ADR	878,810	90,965
Banmedica SA	35,543	61,709
CAP SA	2,590	6,346
Cencosud SA	25,800	63,162

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      53

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Cia Cervecerias Unidas SA ADR	2,500	$45,850
Colbun SA	160,447	43,658
Corpbanca SA	6,076,800	67,254
Empresa Nacional de Electricidad SA ADR	2,110	90,097
Empresas CMPC SA	40,150	99,732
Empresas COPEC SA	17,135	193,911
Enersis SA	404,755	125,321
ENTEL Chile SA	16,674	156,639
Latam Airlines Group SA	5,926	62,521
Parque Arauco SA	33,651	59,693
Quinenco SA	31,602	64,842
Ripley Corp. SA	37,500	15,443
SACI Falabella	21,748	142,674
Sociedad Matriz SAAM SA	373,941	26,648
Sonda SA	49,407	119,622
Vina Concha y Toro SA ADR	1,100	40,150

TOTAL CHILE		$1,850,095
CHINA – 3.1%
Agricultural Bank of China Ltd.††	132,000	64,457
Anhui Conch Cement Co. Ltd.#,††	24,000	80,342
Baidu, Inc. ADR*	1,500	326,880
Bank of China Ltd.††	384,000	214,371
Bank of Communications Co. Ltd.††	78,800	66,154
Belle International Holdings Ltd.††	55,000	62,256
Brilliance China Automotive Holdings Ltd.	28,000	51,358
Byd Co. Ltd.#,*,††	6,000	21,791
China Agri-Industries Holdings Ltd.††	145,000	58,568
China CITIC Bank Corp. Ltd.††	42,000	31,058
China Coal Energy Co. Ltd.††	75,000	41,317
China Communications Construction Co. Ltd.††	96,000	104,293
China Construction Bank Corp.††	452,810	362,466
China COSCO Holdings Co. Ltd.#,*,††	135,500	66,977
China Eastern Airlines Corp. Ltd.*	74,000	37,530
China Life Insurance Co. Ltd.††	42,000	162,754
China Longyuan Power Group Corp.††	37,000	39,711
China Mengniu Dairy Co. Ltd.††	15,000	68,348
China Merchants Bank Co. Ltd.††	23,052	51,452
China Merchants Holdings International Co. Ltd.††	18,000	66,147
China Minsheng Banking Corp. Ltd.	72,000	87,398
China Mobile Ltd.	54,000	707,858
China National Building Material Co. Ltd.††	34,000	32,685
China Oilfield Services Ltd.††	16,000	26,318
China Overseas Land & Investment Ltd.	20,320	58,592
China Pacific Insurance Group Co. Ltd.††	18,800	90,348
China Petroleum & Chemical Corp.	235,800	186,574

Description	Number of Shares	Value
China Railway Construction Corp. Ltd.††	29,400	$33,698
China Resources Enterprise Ltd.††	26,000	56,924
China Resources Land Ltd.	28,000	71,631
China Resources Power Holdings Co. Ltd.††	39,600	110,879
China Shenhua Energy Co. Ltd.††	32,000	87,841
China Southern Airlines Co. Ltd.	81,000	43,131
China Telecom Corp. Ltd.††	202,000	119,460
China Unicom Hong Kong Ltd.	54,652	81,803
China Yurun Food Group Ltd.#,*,††	106,000	40,750
CNOOC Ltd.††	150,000	199,030
COSCO Pacific Ltd.	38,000	54,989
Ctrip.com International Ltd. ADR*	1,600	76,088
Datang International Power Generation Co. Ltd.	132,000	72,170
Dongfeng Motor Group Co. Ltd.††	30,000	43,387
Great Wall Motor Co. Ltd.††	789,729	4,507,684
Guangzhou Automobile Group Co. Ltd.††	64,974	58,913
Hengan International Group Co. Ltd.	6,500	77,156
Industrial & Commercial Bank of China††	455,000	324,473
Inner Mongolia Yitai Coal Co.	13,200	18,615
Intime Retail Group Co. Ltd.††	35,000	21,526
Jiangxi Copper Co. Ltd.††	20,000	32,553
Kingboard Chemical Holdings Ltd.††	136,200	220,279
Kunlun Energy Co. Ltd.	28,000	29,154
Lenovo Group Ltd.	40,000	51,504
NetEase, Inc. ADR	1,300	142,025
New Oriental Education & Technology Group ADR	2,600	47,554
Parkson Retail Group Ltd.††	84,000	20,096
PetroChina Co. Ltd.	196,000	212,837
PICC Property & Casualty Co. Ltd.††	20,000	39,006
Ping An Insurance Group Co. of China Ltd.††	11,000	116,588
Qihoo 360 Technology Co. Ltd. ADR#,*	700	40,964
Shandong Weigao Group Medical Polymer Co. Ltd.††	64,000	50,218
Shanghai Electric Group Co. Ltd.††	90,000	55,184
Shanghai Industrial Holdings Ltd.	13,000	38,407
Sihuan Pharmaceutical Holdings Group Ltd.††	69,000	44,419
SINA Corp.*	900	32,598
Sinopec Shanghai Petrochemical Co. Ltd.††	81,000	23,444
Sinopharm Group Co.-H††	14,400	52,431
Sohu.com, Inc.*	700	39,298
Tencent Holdings Ltd.††	267,512	4,512,006
Tingyi Cayman Islands Holding Corp.††	14,000	34,484
Want Want China Holdings Ltd.#,††	65,000	77,838
Wumart Stores, Inc.††	27,000	19,087
Yangzijiang Shipbuilding Holdings Ltd.††	28,000	25,597

January 31, 2015 (unaudited)

54     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Yantai Changyu Pioneer Wine Co. Ltd.	9,100	$29,845
Yanzhou Coal Mining Co. Ltd.#	40,000	31,810
Youku Tudou, Inc. ADR#,*	1,300	21,788
Zijin Mining Group Co. Ltd.#,††	90,000	27,406
ZTE Corp.††	11,440	25,089

TOTAL CHINA		$15,361,660
COLOMBIA – 0.4%
Almacenes Exito SA	5,850	59,938
Banco de Bogota SA	1,888	48,067
Bancolombia SA ADR	23,838	1,102,984
Celsia SA Esp	6,600	13,930
Cementos Argos SA	7,800	29,410
Corp. Financiera Colombiana SA	1,731	26,288
Ecopetrol SA ADR#	70,390	144,742
Empresa de Energia de Bogota SA	67,410	43,651
Grupo Argos SA	10,017	76,031
Grupo Aval Acciones y Valores	107,700	54,953
Grupo de Inversiones Suramericana SA	3,700	53,680
Grupo Nutresa SA	8,078	84,422
Grupo Odinsa SA	6,256	17,435
Interconexion Electrica SA ESP	13,178	40,506
Isagen SA ESP	48,800	57,700

TOTAL COLOMBIA		$1,853,737
CROATIA – 0.1%
Atlantska Plovidba DD*,††	262	12,106
Ericsson Nikola Tesla††	200	38,102
Hrvatski Telekom DD††	5,250	122,845
Koncar-Elektroindustrija DD††	720	74,277
Petrokemija DD*,††	1,500	5,990
Podravka DD*	1,000	42,420
Privredna Banka Zagreb DD	830	64,843
VIRO Tvornica Secera*,††	370	17,351
Zagrebacka Banka DD††	3,000	15,154

TOTAL CROATIA		$393,088
CZECH REPUBLIC – 0.2%
CEZ AS††	13,570	317,623
Komercni Banka AS††	1,400	284,905
Pegas Nonwovens SA#,††	1,790	49,056
Philip Morris CR AS#	180	80,210
Unipetrol AS*,††	15,059	83,187

TOTAL CZECH REPUBLIC		$814,981
DENMARK – 1.1%
AP Moeller – Maersk A/S Class A††	275	555,706
AP Moeller – Maersk A/S Class B††	70	136,982
Carlsberg A/S††	2,102	154,351

Description	Number of Shares	Value
Coloplast A/S††	246	$19,391
Danske Bank A/S††	5,976	154,673
DSV A/S††	1,213	38,207
Jyske Bank-Reg††	897	40,601
Novo Nordisk A/S Class B††	71,746	3,197,770
Novozymes A/S††	785	35,800
Royal Unibrew††	2,231	380,300
Sydbank A/S††	11,900	335,214
TDC A/S††	72,292	535,018
Tryg A/S††	98	11,475
Vestas Wind Systems A/S*,††	1,830	71,102

TOTAL DENMARK		$5,666,590
EGYPT – 0.3%
Alexandria Mineral Oils Co.††	6,200	45,453
Commercial International Bank Egypt SAE	39,655	287,291
Eastern Tobacco	3,670	106,767
Egyptian Financial Group-Hermes Holding*	30,365	70,700
Egyptian Kuwaiti Holding Co. SAE*,††	49,507	35,546
ElSwedy Electric Co.††	17,100	114,677
EZZ Steel*	27,000	54,401
Juhayna Food Industries	61,900	85,961
Orascom Telecom Holding SAE*,††	272,255	166,701
Orascom Telecom Media & Technology Holding SAE*,††	224,975	38,517
Oriental Weavers††	40,500	74,663
Sidi Kerir Petrochemicals Co.††	30,650	61,317
Six of October Development*,††	8,300	16,726
Talaat Moustafa Group††	63,935	96,507

TOTAL EGYPT		$1,255,227
ESTONIA – 0.1%
AS Merko Ehitus††	4,300	37,845
AS Tallinna Vesi††	5,400	86,073
Nordecon AS††	12,000	14,078
Olympic Entertainment Group AS††	42,630	86,656
Tallink Group AS††	198,320	174,174
Tallinna Kaubamaja AS††	11,600	71,352

TOTAL ESTONIA		$470,178
FINLAND – 1.1%
Fortum OYJ††	12,947	276,168
Huhtamaki OYJ††	12,700	348,172
Kone OYJ#,††	1,705	76,899
Neste Oil OYJ#,††	17,629	490,232
Nokia OYJ*,††	499,965	3,844,985
Sampo OYJ Class A	127	6,151
Stora Enso OYJ††	15,540	150,775

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      55

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
UPM-Kymmene OYJ††	6,175	$108,540
Wartsila OYJ Abp	1,296	60,079

TOTAL FINLAND		$5,362,001
FRANCE – 7.0%
Accor SA††	16,011	796,015
Air Liquide SA††	7,560	953,074
Alstom SA††	9,000	293,251
Arkema SA#,††	2,079	148,304
AtoS††	133	9,779
AXA SA††	168,811	3,948,799
BNP Paribas SA††	15,653	821,862
Bollore SA††	6,403	27,558
Bouygues SA	6,756	240,750
Bureau Veritas SA††	1,528	32,357
Casino Guichard Perrachon SA††	1,573	142,706
Christian Dior SA††	241	41,449
Cie de St-Gobain#,††	38,013	1,619,374
Cie Generale des Etablissements Michelin††	2,070	201,579
CNP Assurances††	33,410	586,526
Credit Agricole SA††	30,899	366,450
Danone SA††	15,938	1,069,607
Edenred††	974	27,993
Electricite de France SA††	29,891	810,311
Essilor International SA††	20,682	2,303,375
GDF Suez††	22,748	504,512
Gemalto NV††	147	10,644
Hermes International††	439	148,982
Iliad SA††	79	18,349
JCDecaux SA††	22,391	805,640
Kering††	249	50,239
Lafarge SA††	5,717	391,702
Lagardere SCA††	2,100	57,437
Legrand SA††	25,645	1,374,699
L’Oreal SA††	12,252	2,190,700
LVMH Moet Hennessy Louis Vuitton SA††	9,916	1,594,727
Natixis††	20,602	131,027
Orange SA††	33,963	597,511
Pernod-Ricard SA††	20,372	2,442,751
Peugeot SA*,††	13,836	199,437
Publicis Groupe SA	1,052	78,602
Renault SA††	5,479	418,738
Rexel SA††	4,831	90,261
Sa des Ciments Vicat††	165	11,588
Sanofi††	9,655	889,607
Schneider Electric SA††	44,138	3,317,916
SCOR SE††	7,560	235,341
SES SA††	1,261	45,936

Description	Number of Shares	Value
Societe BIC SA††	157	$22,323
Societe Generale SA††	18,167	729,518
STMicroelectronics NV††	15,609	129,607
Suez Environnement Co.*	2,225	40,901
Technip SA††	482	28,147
Teleperformance††	10,700	766,608
Thales SA††	7,600	400,231
Total SA††	23,521	1,207,341
Ubisoft Entertainment*,††	41,000	823,004
Valeo SA††	2,700	380,703
Vallourec SA††	2,403	52,138
Veolia Environnement SA	1,458	26,709
Vinci SA††	1,080	56,737
Vivendi SA††	11,441	270,549
Zodiac Aerospace††	1,495	49,582

TOTAL FRANCE		$35,031,563
GERMANY – 7.8%
Adidas AG	1,066	73,348
Allianz SE††	27,568	4,545,706
Aurelius AG#,††	5,900	235,754
BASF SE††	9,159	819,156
Bayer AG††	2,157	310,674
Bayerische Motoren Werke AG††	12,678	1,474,325
Brenntag AG††	627	34,131
Celesio AG††	1,825	54,062
Commerzbank AG*,††	9,457	113,382
Continental AG	451	101,766
Daimler AG††	51,747	4,686,437
Deutsche Bank AG††	16,105	467,346
Deutsche Lufthansa AG	5,417	91,623
Deutsche Post AG	2,070	66,991
Deutsche Telekom AG††	6,972	120,183
Duerr AG††	200	18,202
E.ON AG††	22,227	344,072
Fraport AG Frankfurt Airport Services Worldwide††	1,145	69,962
Freenet AG††	12,600	375,169
Fresenius Medical Care AG & Co. KGaA††	11,744	870,382
Fresenius SE & Co. KGaA††	23,935	1,369,956
GEA Group AG††	99,513	4,498,002
Hannover Rueck SE††	812	72,777
HeidelbergCement AG††	3,305	243,046
Henkel AG & Co. KGaA††	42,947	4,394,411
K+S AG††	3,051	96,329
KUKA AG#,††	5,500	371,816
Linde AG††	13,224	2,533,317
Merck KGaA††	2,974	297,151

January 31, 2015 (unaudited)

56     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Metro AG††	3,123	$96,098
Muenchener Rueckversicherungs AG††	4,387	879,508
Osram Licht AG*,††	311	14,296
ProSiebenSat.1 Media AG††	1,194	52,855
Rheinmetall AG††	2,600	112,511
RWE AG	4,651	129,016
SAP AG††	42,303	2,761,010
Siemens AG#,††	1,359	143,560
Sixt SE††	6,100	236,363
Stada Arzneimittel AG††	5,400	167,433
Stroeer Media SE††	10,100	293,976
Symrise AG††	62,540	4,093,405
Talanx AG††	928	28,263
Telefonica Deutschland Holdi††	11,335	62,884
United Internet AG††	702	30,411
Volkswagen AG††	2,822	626,555
Wincor Nixdorf AG#,††	7,300	334,538

TOTAL GERMANY		$38,812,158
GHANA – 0.1%
CAL Bank Ltd.††	498,146	149,641
Ghana Commercial Bank Ltd.	92,696	138,221
HFC Bank Ghana Ltd.	160,050	71,614
Produce Buying Co. Ltd.*	288,000	9,513
Standard Chartered Bank Ghana Ltd.††	13,200	79,594

TOTAL GHANA		$448,583
GREECE – 0.2%
Alpha Bank AE*,††	75,400	27,548
Athens Water Supply & Sewage Co.††	3,776	24,710
Costamare, Inc.#	1,300	22,204
Diana Shipping, Inc.#,*	2,211	14,681
Dryships, Inc.*	13,900	12,927
Ellaktor SA	8,300	15,897
FF Group	800	23,904
Frigoglass SA*	3,182	5,878
GasLog Ltd.#	2,400	41,976
GEK Terna Holding Real Estate Construction SA	7,360	14,562
Hellenic Petroleum SA††	5,916	25,150
Hellenic Telecommunications Organization SA††	13,519	111,481
Jumbo SA*,††	4,495	42,710
Metka SA††	1,500	15,223
Motor Oil Hellas Corinth Refineries SA††	4,200	28,472
Mytilineos Holdings SA*,††	3,042	17,262
National Bank of Greece SA*,††	15,500	15,851
OPAP SA††	9,420	79,609
Piraeus Bank SA*,††	39,200	22,808

Description	Number of Shares	Value
Public Power Corp. SA††	14,544	$79,074
Titan Cement Co. SA*,††	3,548	79,216
Tsakos Energy Naviagation Ltd.	5,100	35,190
Viohalco SA*,††	4,300	10,831

TOTAL GREECE		$767,164
HONG KONG – 1.2%
AIA Group Ltd.††	35,000	203,173
ASM Pacific Technology Ltd.††	1,100	9,944
Bank of East Asia Ltd.††	9,200	38,227
Cathay Pacific Airways Ltd.††	10,000	23,331
Cheung Kong Holdings Ltd.††	71,368	1,361,901
Cheung Kong Infrastructure Holdings Ltd.††	3,000	24,622
China Taiping Insurance Hold††	144,273	443,758
CLP Holdings Ltd.††	4,500	40,174
Dah Sing Financial Holdings Ltd.††	49,044	283,329
Hang Lung Group Ltd.††	15,000	71,338
Hang Lung Properties Ltd.††	157,301	462,515
Henderson Land Development Co. Ltd.††	8,094	57,701
HKT Trust / HKT Ltd.††	346	452
Hong Kong & China Gas Co. Ltd.††	34,587	79,203
Hong Kong Exchanges and Clearing Ltd.††	2,100	48,332
Hongkong & Shanghai Hotels††	6,000	8,615
Huabao International Holdings Ltd.††	569,000	448,360
Hutchison Whampoa Ltd.††	25,400	336,148
Hysan Development Co. Ltd.††	8,000	38,665
Kerry Logistics Network Ltd.††	2,500	3,813
Kerry Properties Ltd.	5,000	17,668
MTR Corp. Ltd.††	9,000	39,870
New World Development Co. Ltd.	154,217	183,865
Orient Overseas International Ltd.	2,500	16,308
Pax Global Technology Ltd.††	219,000	205,056
Sands China Ltd.††	13,600	66,210
Shangri-La Asia Ltd.††	18,857	24,479
Sino Land Co. Ltd.††	20,000	33,446
Skyworth Digital Hldgs Ltd.††	486,000	274,076
Sun Hung Kai Properties Ltd.††	30,165	490,854
Swire Pacific Ltd.	10,000	24,430
Swire Pacific Ltd.††	9,000	120,524
Television Broadcasts Ltd.††	48,200	299,502
Wharf Holdings Ltd.††	22,000	178,227
Wheelock & Co. Ltd.	14,703	83,187
Wynn Macau Ltd.#,††	8,800	24,369

TOTAL HONG KONG		$6,065,672
HUNGARY – 0.2%
Magyar Telekom Telecommunications PLC††	81,250	105,417
MOL Hungarian Oil & Gas PLC††	4,913	196,629
OTP Bank PLC††	18,150	240,672

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      57

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Richter Gedeon Nyrt††	15,760	$213,852

TOTAL HUNGARY		$756,570
INDIA – 0.2%
GAIL India Ltd. GDR††	1,170	47,947
ICICI Bank Ltd. ADR	18,000	216,180
Infosys Ltd. ADR#	10,600	361,248
Larsen & Toubro Ltd. GDR – Reg S	1,204	33,058
Reliance Industries Ltd. GDR††,•,Ω	8,800	261,234
State Bank of India GDR††	1,700	84,274
Tata Motors Ltd. ADR	2,390	117,875
Wipro Ltd. ADR	7,400	95,164

TOTAL INDIA		$1,216,980
INDONESIA – 0.4%
Adaro Energy Tbk PT	470,600	36,978
AKR Corporindo Tbk PT	143,500	53,033
Aneka Tambang Persero Tbk PT	221,500	18,522
Astra International Tbk PT††	309,500	190,577
Bank Central Asia Tbk PT††	215,500	226,266
Bank Danamon Indonesia Tbk PT††	81,122	28,106
Bank Mandiri Persero Tbk PT††	117,900	101,560
Bank Negara Indonesia Persero Tbk PT††	142,000	69,577
Bank Rakyat Indonesia Persero Tbk PT††	133,300	121,967
Bumi Resources Tbk PT*	1,083,000	8,579
Bumi Serpong Damai PT††	230,800	36,592
Charoen Pokphand Indonesia Tbk PT	200,000	62,119
Gudang Garam Tbk PT	6,700	30,462
Indo Tambangraya Megah Tbk PT††	21,000	27,671
Indocement Tunggal Prakarsa Tbk PT††	48,000	86,520
Indofood Sukses Makmur Tbk PT	148,000	87,974
Indosat Tbk PT	70,500	22,799
International Nickel Indones††	89,700	24,310
Kalbe Farma Tbk PT††	274,000	40,202
Lippo Karawaci Tbk PT††	501,000	44,773
Perusahaan Gas Negara Persero Tbk PT††	275,000	109,248
Semen Indonesia Persero Tbk PT††	100,500	114,929
Surya Semesta Internusa Tbk PT††	410,000	35,331
Tambang Batubara Bukit Asam Persero Tbk PT††	25,000	22,343
Telekomunikasi Indonesia Persero Tbk PT††	1,046,200	232,254
Unilever Indonesia Tbk PT††	24,000	67,560
United Tractors Tbk PT	75,500	106,241
XL Axiata Tbk PT††	70,000	26,433

TOTAL INDONESIA		$2,032,926
IRELAND – 2.1%
Bank of Ireland*,††	369,635	111,248
CRH PLC††	56,181	1,357,278
Endo International PLC*	48,513	3,862,120

Description	Number of Shares	Value
Icon PLC	12,500	$705,000
Kerry Group PLC	988	71,604
Mallinckrodt PLC#,*	39,277	4,162,969
Permanent TSB Group Holdings PLC*	38,000	2,319
Smurfit Kappa Group PLC††	18,800	461,648

TOTAL IRELAND		$10,734,186
ISRAEL – 1.0%
Bank Hapoalim BM††	28,839	128,104
Bank Leumi Le-Israel BM*,††	27,722	92,422
Check Point Software Technologies	53,494	4,128,132
Elbit Systems Ltd.††	274	16,847
Mizrahi Tefahot Bank Ltd.††	1,268	13,837
Teva Pharmaceutical Industries Ltd.††	6,778	384,946
Teva Pharmaceutical Industries Ltd. ADR	2,106	119,747

TOTAL ISRAEL		$4,884,035
ITALY – 1.5%
Assicurazioni Generali SpA	2,595	54,769
Atlantia SpA††	1,615	41,568
Banca Monte Dei Paschi Siena††	17,224	7,787
Banco Popolare Sc*,††	888	11,206
Brembo-SpA††	9,000	317,173
Enel SpA††	114,365	516,740
Eni SpA††	23,254	391,330
ERG SpA††	9,400	111,924
Exor SpA††	95,275	3,889,354
Finmeccanica SpA*,††	2,961	32,339
Intesa Sanpaolo SpA††	146,720	429,046
Luxottica Group SpA††	392	23,309
Mediobanca SpA††	12,419	107,576
Pirelli & C. SpA††	69,811	989,836
Prysmian SpA††	1,573	29,098
Telecom Italia SpA ADR	4,715	54,223
UniCredit SpA††	59,895	353,095
Unione di Banche Italiane SCPA††	33,704	231,825

TOTAL ITALY		$7,592,198
JAPAN – 14.8%
ABC-Mart, Inc.#,††	100	4,988
Aeon Co. Ltd.#	14,700	155,263
Ain Pharmaciez, Inc.††	6,700	215,933
Aisin Seiki Co. Ltd.††	3,900	136,249
Ajinomoto Co., Inc.††	4,000	82,430
Alfresa Holdings Corp.††	3,600	42,681
Alps Electric Co.††	19,500	405,943
Amada Co. Ltd.††	3,600	32,811
Aoyama Trading Co. Ltd.††	400	13,444

January 31, 2015 (unaudited)

58     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Asahi Glass Co. Ltd.††	11,000	$58,520
Asahi Group Holdings Ltd.††	2,400	78,736
Asahi Intecc Co. Ltd.††	1,400	74,199
Asahi Kasei Corp.††	20,000	197,521
Asics Corp.††	2,000	49,079
Astellas Pharma, Inc.††	1,700	26,257
Bank of Kyoto Ltd.	4,000	33,535
Bank of Yokohama Ltd.††	17,000	91,729
Bridgestone Corp.#,††	2,800	111,909
Brother Industries Ltd.††	18,700	320,253
Canon Marketing Japan, Inc.††	1,600	29,074
Canon, Inc.††	1,100	34,799
Casio Computer Co. Ltd.††	1,200	18,786
Central Glass Co. Ltd.††	82,000	344,355
Central Japan Railway Co.††	500	85,742
Chiba Bank Ltd.††	10,000	67,392
Chugai Pharmaceutical Co. Ltd.††	500	14,948
Chugoku Bank Ltd.††	1,500	21,337
Citizen Holdings Co. Ltd.††	5,700	45,498
Coca-Cola East Japan Co. Ltd.#,††	2,500	41,625
Coca-Cola West Co. Ltd.††	1,400	20,025
Cosmo Oil Co. Ltd.#,††	12,000	16,179
Credit Saison Co. Ltd.††	1,500	25,270
Dai Nippon Printing Co. Ltd.††	9,000	80,941
Daido Steel Co. Ltd.††	5,000	19,584
Daihatsu Motor Co. Ltd.#,††	6,300	87,850
Dai-ichi Life Insurance Co. Ltd.††	9,900	132,637
Daiichi Sankyo Co. Ltd.††	11,800	171,187
Dai-Ichi Seiko Co. Ltd.††	6,700	122,294
Dainippon Ink & Chemicals, Inc.††	7,000	17,331
Daito Trust Construction Co. Ltd.††	600	66,789
Daiwa House Industry Co. Ltd.††	3,000	55,247
Daiwa Securities Group, Inc.††	502,724	3,652,676
DCM Holdings Co. Ltd.††	28,600	190,817
Denki Kagaku Kogyo KK††	8,000	31,521
Denso Corp.††	100	4,424
Dentsu, Inc.††	31,365	1,288,177
Dynam Japan Holdings Co. Ltd.††	122,200	241,115
East Japan Railway Co.††	1,400	108,133
Ebara Corp.#	14,000	53,850
Eisai Co.Ltd.††	700	34,901
Eizo Nanao Corp.††	9,500	206,400
Ezaki Glico Co. Ltd.††	9,100	372,731
FamilyMart Co. Ltd.#,††	300	12,994
FANUC Corp.††	41,448	6,960,750
Fast Retailing Co. Ltd.††	200	74,195
Foster Electric Co. Ltd.††	18,300	343,774
Fuji Heavy Industries Ltd.††	1,000	36,067

Description	Number of Shares	Value
Fuji Media Holdings, Inc.††	1,800	$22,627
FUJIFILM Holdings Corp.††	7,657	258,789
Fujitsu Ltd.††	8,000	42,276
Fukuoka Financial Group, Inc.††	16,690	83,296
Geo Holdings Corp.††	20,000	195,690
Glory Ltd.	1,200	31,448
H2O Retailing Corp.††	1,000	17,663
Hachijuni Bank Ltd.	2,000	13,180
Hakuhodo DY Holdings, Inc.††	1,300	12,921
Hamamatsu Photonics KK††	300	14,135
Hankyu Hanshin Holdings, Inc.††	2,000	11,117
Heiwa Corp.††	19,100	384,189
Hino Motors Ltd.††	15,100	213,793
Hirose Electric Co. Ltd.††	300	35,946
Hiroshima Bank Ltd.††	12,000	59,690
Hitachi Capital Corp.††	1,800	35,389
Hitachi Chemical Co. Ltd.††	2,200	44,260
Hitachi Construction Machinery Co. Ltd.††	800	14,790
Hitachi Ltd.††	11,000	83,073
Hitachi Metals Ltd.††	4,000	65,181
Hitachi Transport System Ltd.††	1,300	17,007
Hokkaido Electric Power Co., Inc.*,††	2,300	18,579
Honda Motor Co. Ltd.††	24,700	745,316
House Foods Corp.#,††	1,600	32,010
Hoya Corp.††	1,300	50,378
Ibiden Co. Ltd.††	6,100	91,704
Idemitsu Kosan Co. Ltd.#,††	1,200	20,030
IHI Corp.††	13,000	67,731
Inpex Corp.††	3,016	33,376
Isuzu Motors Ltd.††	2,000	26,625
ITOCHU Corp.††	61,200	619,678
Iyo Bank Ltd.††	3,000	34,617
J Front Retailing Co. Ltd.††	3,500	44,601
Japan Airlines Co. Ltd.††	1,200	40,627
Japan Aviation Electronics Industry Ltd.††	3,900	88,144
Japan Exchange Group, Inc.††	179,132	4,168,485
Japan Tobacco, Inc.††	69,610	1,895,944
JFE Holdings, Inc.††	7,998	176,174
JGC Corp.††	2,000	40,676
Joyo Bank Ltd.#,††	9,000	45,236
Juroku Bank Ltd.	3,000	9,899
JX Holdings, Inc.††	70,182	258,988
Kamigumi Co. Ltd.††	4,000	39,972
Kaneka Corp.††	9,000	54,932
Kansai Electric Power Co., Inc.*,††	6,200	59,947
Kansai Paint Co. Ltd.††	2,000	34,957
Kao Corp.††	1,700	74,542
Kawasaki Kisen Kaisha Ltd.	21,000	60,112

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      59

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Kayaba Industry Co. Ltd.††	76,000	$301,581
KDDI Corp.††	7,400	522,359
Keisei Electric Railway Co. Ltd.††	1,000	12,882
Keyence Corp.††	130	60,767
Kintetsu Corp.††	12,000	42,305
Kirin Holdings Co. Ltd.††	500	6,732
Kobe Steel Ltd.††	64,000	112,244
Koito Manufacturing Co. Ltd.††	14,700	477,976
Komatsu Ltd.††	53,847	1,055,910
Konica Minolta, Inc.††	8,500	93,538
Kubota Corp.††	5,000	74,227
Kuraray Co. Ltd.††	4,500	56,506
Kyocera Corp.††	2,574	113,235
Kyowa Exeo Corp.††	16,100	169,914
Kyushu Electric Power Co., Inc.*,††	2,600	25,090
Lawson, Inc.#,††	500	32,691
LIXIL Group Corp.††	19,103	372,205
M3, Inc.††	12,848	258,447
Makita Corp.††	400	17,743
Marubeni Corp.#,††	74,900	413,429
Mazda Motor Corp.*,††	800	16,432
Medipal Holdings Corp.††	3,400	39,669
Megmilk Snow Brand Co. Ltd.††	17,500	240,585
Minebea Co. Ltd.††	48,000	740,552
Miraca Holdings, Inc.††	3,400	152,275
Misumi Group, Inc.††	9,400	351,122
Mitsubishi Chemical Holdings Corp.††	32,500	168,442
Mitsubishi Corp.††	19,010	331,633
Mitsubishi Electric Corp.††	3,000	34,697
Mitsubishi Estate Co. Ltd.††	6,659	133,984
Mitsubishi Gas Chemical Co., Inc.#,††	2,000	9,043
Mitsubishi Heavy Industries Ltd.#,††	14,000	77,274
Mitsubishi Materials Corp.††	32,000	100,907
Mitsubishi UFJ Financial Group, Inc.††	260,394	1,383,804
Mitsui & Co. Ltd.††	14,037	178,618
Mitsui Chemicals, Inc.††	18,000	52,667
Mitsui Fudosan Co. Ltd.††	3,000	75,845
Mitsui OSK Lines Ltd.#,††	28,000	94,527
Mizuho Financial Group, Inc.††	634,700	1,037,810
Mochida Pharmaceutical Co. Ltd.††	2,300	126,298
MS&AD Insurance Group Holdings††	5,882	143,017
Nabtesco Corp.††	1,000	25,817
NEC Corp.#,††	60,000	169,479
Nhk Spring Co. Ltd.††	4,600	41,491
Nichirei Corp.††	63,000	333,957
Nihon Kohden Corp.††	2,700	133,555
Nikkiso Co. Ltd.††	27,700	243,768
Nikon Corp.††	4,500	57,097

Description	Number of Shares	Value
Nintendo Co. Ltd.#,††	300	$28,938
Nippo Corp.††	2,000	31,099
Nippon Electric Glass Co. Ltd.††	3,000	15,483
Nippon Express Co. Ltd.††	20,000	116,676
Nippon Meat Packers, Inc.††	14,000	346,110
Nippon Paint Co. Ltd.#,††	2,000	62,651
Nippon Paper Industries Co. Ltd.#,††	2,200	34,692
Nippon Shokubai Co. Ltd.††	1,000	13,433
Nippon Steel & Sumitomo Metal Corp.††	132,442	309,556
Nippon Telegraph & Telephone Corp.††	15,300	905,558
Nippon Yusen KK	41,000	121,898
Nishi-Nippon City Bank Ltd.††	9,000	29,226
Nissan Motor Co. Ltd.††	86,100	734,193
Nisshin Seifun Group, Inc.††	40	492
Nisshinbo Holdings, Inc.#	3,000	33,712
Nitto Denko Corp.††	500	29,849
NKSJ Holdings, Inc.††	5,700	158,158
NOK Corp.††	18,300	526,406
Nomura Holdings, Inc.††	18,600	98,890
Nomura Real Estate Holdings, Inc.††	2,200	37,018
North Pacific Bank Ltd.††	8,800	32,782
NTN Corp.*,††	5,000	21,399
NTT Data Corp.††	300	11,411
NTT DoCoMo, Inc.††	26,333	444,536
Oji Paper Co. Ltd.††	31,000	116,853
Omron Corp.††	95,561	3,820,401
Oriental Land Co. Ltd.††	200	48,458
Otsuka Corp.††	900	31,075
Otsuka Holdings Co. Ltd.††	7,000	216,574
Pal Co. Ltd.††	8,000	207,800
Paltac Corp.††	14,200	178,739
Panasonic Corp.††	3,300	37,488
Paramount Bed Holdings Co. Ltd.††	7,200	199,145
Rakuten, Inc.#,††	2,300	31,842
Resona Holdings, Inc.††	127,000	630,074
Ricoh Co. Ltd.††	46,600	454,601
Rinnai Corp.††	200	13,387
Sanken Electric Co. Ltd.††	34,000	278,093
Sankyo Co. Ltd.††	700	25,158
Sankyu, Inc.††	34,000	136,016
Santen Pharmaceutical Co. Ltd.††	400	24,962
SBI Holdings, Inc.††	3,500	37,400
Secom Co. Ltd.††	900	52,242
Sega Sammy Holdings, Inc.††	1,600	20,836
Seiko Epson Corp.††	2,800	113,716
Sekisui House Ltd.	15,100	195,266
Seven & I Holdings Co. Ltd.††	1,600	58,551
Seven Bank Ltd.††	1,000	4,476

January 31, 2015 (unaudited)

60     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Sharp Corp.*,††	11,000	$21,533
Shimadzu Corp.††	44,000	457,153
Shimano, Inc.††	200	26,439
Shin-Etsu Chemical Co. Ltd.††	1,300	86,078
Shinsei Bank Ltd.#,††	18,000	32,625
Shionogi & Co. Ltd.††	1,700	51,012
Shizuoka Bank Y50††	2,000	18,275
Showa Denko KK	19,000	24,283
Showa Shell Sekiyu KK	5,000	48,798
SMC Corp.††	6,887	1,846,865
Softbank Corp.††	2,800	164,785
Sony Corp.††	17,325	407,503
Sumco Corp.#,††	1,000	16,783
Sumitomo Chemical Co. Ltd.††	37,000	145,569
Sumitomo Corp.††	28,507	281,317
Sumitomo Electric Industries Ltd.	17,700	228,077
Sumitomo Forestry Co. Ltd.#	1,000	9,301
Sumitomo Heavy Industries Ltd.††	8,000	43,291
Sumitomo Metal Mining Co. Ltd.††	42,798	611,673
Sumitomo Mitsui Financial Group, Inc.#,††	30,000	1,006,706
Sumitomo Mitsui Trust Holdings, Inc.††	52,000	182,859
Sumitomo Rubber Industries Ltd.††	5,300	82,417
Suruga Bank Ltd.††	1,000	18,776
Suzuken Co. Ltd.††	12,500	352,156
Suzuki Motor Corp.	1,123	35,509
Sysmex Corp.††	96,300	4,303,378
T&D Holdings, Inc.††	11,300	127,256
Takashimaya Co. Ltd.††	7,000	61,397
Takeda Pharmaceutical Co. Ltd.††	600	29,976
Takeuchi Manufacturing Co. Ltd.††	3,900	143,042
TDK Corp.††	2,700	168,269
Teijin Ltd.#,††	12,000	35,746
Temp Holdings Co. Ltd.#,††	9,100	307,620
Tokai Rika Co. Ltd.††	900	18,533
Tokai Tokyo Securities Co.††	563,500	3,737,007
Tokio Marine Holdings, Inc.††	46,405	1,620,100
Tokyu Corp.††	8,000	52,946
Toppan Printing Co. Ltd.#,††	6,000	40,080
Toray Industries, Inc.††	4,000	34,072
Tosoh Corp.††	6,000	32,345
TOTO Ltd.††	1,000	11,039
Toyo Ink SC Holdings Co. Ltd.	1,000	4,681
Toyo Seikan Kaisha Ltd.††	4,800	61,584
Toyo Tire & Rubber Co. Ltd.#,††	18,000	405,425
Toyoda Gosei Co. Ltd.††	19,900	438,388
Toyota Motor Corp.††	6,800	438,403
Toyota Tsusho Corp.	4,600	108,940
TPR Co. Ltd.††	11,900	301,133

Description	Number of Shares	Value
Ube Industries Ltd.#	15,000	$22,465
Unicharm Corp.††	2,400	66,129
UNY Group Holdings Co. Ltd.††	6,000	34,521
West Japan Railway Co.††	2,400	123,441
Yahoo Japan Corp.††	3,200	10,762
Yamada Denki Co. Ltd.#,††	11,000	40,866
Yamaguchi Financial Group, Inc.#,††	5,000	52,020
Yamaha Motor Co. Ltd.††	1,700	37,285
Yamato Holdings Co. Ltd.††	1,100	24,878
Yamato Kogyo Co. Ltd.††	700	18,015
Yamazaki Baking Co. Ltd.#	3,000	44,169
Yaskawa Electric Corp.#,††	322,308	4,120,384
Yokogawa Electric Corp.#,††	700	7,329
Yokohama Rubber Co. Ltd.††	42,100	396,076
Zenkoku Hosho Co. Ltd.††	27,500	876,362

TOTAL JAPAN		$74,099,945
JORDAN – 0.1%
Al Eqbal Co. For Investment P††	1,440	24,912
Arab Bank PLC††	22,320	214,128
Arab Potash Co.	2,100	55,644
Bank of Jordan	8,070	31,325
Capital Bank of Jordan	11,634	24,722
Jordan Ahli Bank*	20,342	38,761
Jordan Petroleum Refinery Co.††	8,078	50,647
Jordan Phosphate Mines	1,700	15,595
Jordan Telecommunications Co. PSC††	4,950	23,125
Jordanian Electric Power Co.††	12,017	49,180

TOTAL JORDAN		$528,039
KAZAKHSTAN – 0.1%
Halyk Savings Bank of Kazakhstan JSC GDR	10,490	64,199
Kazakhmys PLC#,*,††	24,003	72,354
Kazkommertsbank JSC GDR#,*,††	28,000	89,162
KazMunaiGas Exploration Production JSC GDR††	9,600	110,631
KCell JSC GDR††	8,400	63,494

TOTAL KAZAKHSTAN		$399,840
KENYA – 0.1%
ARM Cement Ltd.	31,800	28,355
Bamburi Cement Co. Ltd.	6,600	10,719
Barclays Bank of Kenya Ltd.††	135,900	23,940
East African Breweries Ltd.††	25,180	85,456
Equity Bank Ltd.††	141,500	83,471
Kenya Airways Ltd.*,††	154,800	18,491
Kenya Commercial Bank Ltd.††	128,700	82,333
Kenya Power & Lighting Ltd.	58,087	9,614
Nation Media Group Ltd.††	16,244	48,860

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      61

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Safaricom Ltd.††	782,500	$120,999
Standard Chartered Bank Kenya Ltd.††	10,458	38,880

TOTAL KENYA		$551,118
LATVIA – 0.0%**
Latvian Shipping Co.*,††	36,206	15,791
LEBANON – 0.0%**
Solidere GDR#,*,††	19,314	212,974
LITHUANIA – 0.0%**
Apranga PVA††	22,400	67,507
Invalda Privatus Kapitalas AB*,††	7,855	15,400
Lesto AB	19,018	21,484
Lietuvos Energijos Gamyba AB††	10,949	9,985
Litgrid AB	8,818	6,947
Panevezio Statybos Trestas††	16,900	17,070
Pieno Zvaigzdes††	10,687	18,110
Siauliu Bankas*,††	66,801	20,755

TOTAL LITHUANIA		$177,258
MALAYSIA – 0.6%
Alliance Financial Group Bhd††	14,400	18,957
AMMB Holdings Bhd	18,600	32,089
Astro Malaysia Holdings Bhd††	21,000	16,882
Axiata Group Bhd	37,600	74,506
Batu Kawan Bhd	7,300	36,836
Boustead Holdings Bhd	17,400	22,268
British American Tobacco Malaysia Bhd††	1,800	32,721
Bumi Armada Bhd††	102,000	33,742
CIMB Group Holdings Bhd††	32,500	49,204
Dialog Group Bhd††	65,520	29,184
DiGi.Com Bhd	35,500	62,722
Felda Global Ventures Holdings Bhd	27,800	18,661
Gamuda Bhd	47,300	66,113
Genting Bhd††	369,708	898,592
Genting Malaysia Bhd††	44,500	49,703
Hong Leong Bank Bhd	6,400	24,682
IHH Healthcare Bhd	119,700	171,184
IJM Corp. Bhd††	24,060	45,752
IOI Corp. Bhd††	37,780	48,958
IOI Properties Group Bhd*,††	24,189	13,700
KLCC Property Holdings Bhd††	11,200	21,286
Kuala Lumpur Kepong Bhd††	5,700	35,562
Lafarge Malayan Cement Bhd	16,000	43,698
Magnum Bhd††	20,738	15,930
Malayan Banking Bhd††	26,790	64,314
Maxis Bhd	23,100	45,105
MMC Corp. Bhd††	24,100	16,066

Description	Number of Shares	Value
Muhibbah Engineering M Bhd††	32,000	$16,684
Petronas Chemicals Group Bhd	53,700	75,259
Petronas Dagangan Bhd††	11,100	54,008
Petronas Gas Bhd††	6,200	37,913
PPB Group Bhd††	8,100	32,393
Public Bank Bhd††	12,900	64,436
RHB Capital Bhd††	18,000	40,453
Sapurakencana Petroleum Bhd*	123,217	90,572
Sime Darby Bhd††	52,346	135,598
Ta Ann Holdings Bhd	19,008	19,775
Telekom Malaysia Bhd††	22,900	44,053
Tenaga Nasional Bhd††	30,725	122,547
Top Glove Corp. Bhd††	25,100	34,500
UMW Holdings Bhd††	7,100	21,324
UMW Oil & Gas Corp. Bhd††	53,900	40,066
WCT Holdings Bhd††	41,193	18,111
YTL Corp. Bhd††	57,476	27,877
YTL Power International Bhd*,††	37,501	16,520

TOTAL MALAYSIA		$2,880,506
MAURITIUS – 0.1%
Alteo Ltd.††	36,100	34,249
CIM Financial Services Ltd.††	191,700	53,818
Lux Island Resorts Ltd.	7,000	11,769
MCB Group Ltd.*,††	33,000	200,662
New Mauritius Hotels Ltd.††	18,900	41,654
Rogers & Co. Ltd.††	71,000	63,201
SBM Holdings Ltd.††	3,060,000	95,563

TOTAL MAURITIUS		$500,916
MEXICO – 0.8%
Alfa SAB de CV	100,800	183,988
America Movil SAB de CV	675,224	723,446
Arca Continental SAB de CV	10,200	60,494
Cemex SAB de CV*	306,128	271,828
Coca-Cola Femsa SAB de CV	8,700	70,810
Compartamos SAB de CV#	108,000	205,128
Empresas ICA SAB de CV*	20,800	21,647
Fomento Economico Mexicano SAB de CV	30,400	254,505
Grupo Aeroportuario del Centro Norte SAB de CV	5,400	24,875
Grupo Aeroportuario del Pacifico SAB de CV	14,700	97,196
Grupo Aeroportuario del Sureste SAB de CV	2,300	30,166
Grupo Bimbo SAB de CV	43,000	109,411
Grupo Carso SAB de CV	20,100	88,542
Grupo Elektra SA de CV	1,460	54,107
Grupo Financiero Banorte SAB de CV	59,900	305,025
Grupo Financiero Inbursa SAB de CV	86,100	222,581
Grupo Mexico SAB de CV	66,221	174,592

January 31, 2015 (unaudited)

62     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Grupo Televisa SAB	32,000	$208,658
Impulsora del Desarrollo y El Empleo en
America Latina SAB de CV#,*	28,295	71,278
Industrias CH SAB de CV*	7,500	30,772
Industrias Penoles SAB de CV	3,930	78,338
Kimberly-Clark de Mexico SAB de CV	22,000	42,769
Mexichem SAB de CV	29,605	82,379
Minera Frisco SAB de CV*	16,600	21,905
Organizacion Soriana SAB de CV	10,800	25,023
Promotora y Operadora de Infraestructura
SAB de CV*	10,400	116,770
TV Azteca SAB de CV	95,000	38,027
Wal-Mart de Mexico SAB de CV	85,200	164,324

TOTAL MEXICO		$3,778,584
MOROCCO – 0.1%
Attijariwafa Bank	2,400	91,609
Auto Hall	2,300	20,644
Banque Centrale Populaire††	2,450	58,760
BMCE Bank	2,000	45,880
Cie Generale Immobiliere††	190	7,185
Douja Promotion Groupe Addoha SA††	5,000	16,338
Holcim Maroc SA	240	60,991
Lafarge Ciments††	460	92,517
Maroc Telecom SA††	10,200	135,050

TOTAL MOROCCO		$528,974
NETHERLANDS – 2.2%
Aegon NV††	67,964	484,369
ArcelorMittal††	6,059	57,885
ArcelorMittal, NY Reg. Shares#	20,624	198,815
ASM International NV††	8,300	338,647
ASML Holding NV††	1,037	108,167
BE Semiconductor Industry††	13,300	269,939
Delta Lloyd NV††	4,341	82,017
Euronext NV††	10,200	329,818
European Aeronautic Defence and Space Co. NV	1,139	60,686
Fiat Chrysler Automobiles NV	3,613	47,728
Fugro NV††	650	14,095
Heineken NV*,††	29,357	2,190,853
ING Groep NV*,††	75,113	933,831
Koninklijke Ahold NV††	29,832	538,420
Koninklijke Boskalis Westminster NV††	2,279	100,751
Koninklijke DSM NV††	4,268	226,377
Koninklijke KPN NV††	15,000	46,296
Koninklijke Philips NV††	15,454	426,198
NXP Semiconducters NV	50,542	4,010,002

Description	Number of Shares	Value
PetroVietnam Drilling & Well Services JSC*,•,Ω	14,520	$38,914
PetroVietnam Drilling & Well Services JSC*,•,Ω	1,452	3,891
PostNL NV††	37,000	133,839
Randstad Holding NV††	480	25,231
TNT Express NV††	6,196	40,523
Unilever NV††	3,077	133,432

TOTAL NETHERLANDS		$10,840,724
NEW ZEALAND – 0.1%
Air New Zealand Ltd.††	130,200	246,323
Auckland International Airport Ltd.††	14,192	45,901
Contact Energy Ltd.	7,123	36,556
Fletcher Building Ltd.††	5,027	30,538

TOTAL NEW ZEALAND		$359,318
NIGERIA – 0.1%
Dangote Cement PLC	51,150	42,367
FBN Holdings PLC	629,542	23,490
Forte Oil PLC	46,376	56,607
Guaranty Trust Bank PLC	576,410	61,203
Guinness Nigeria PLC	29,925	20,617
Lafarge Cement WAPCO Nigeria PLC††	36,300	15,815
Nestle Nigeria PLC††	7,636	32,252
Nigerian Breweries PLC††	70,380	52,376
Oando PLC	308,975	25,409
UAC of Nigeria PLC††	84,600	16,689
Unilever Nigeria PLC††	79,800	14,708
United Bank for Africa PLC††	812,013	14,859
Zenith Bank PLC††	535,775	45,073

TOTAL NIGERIA		$421,465
NORWAY – 0.3%
Aker Solutions ASA††	954	4,657
AKER Solutions ASA#	954	2,346
Atea ASA††	8,500	94,416
Nordic Semiconductor ASA#,*,††	15,000	103,591
Petroleum Geo-Services ASA#,††	2,167	11,783
Salmar ASA††	18,800	290,236
Seadrill Ltd.#,*	4,106	44,098
Statoil ASA††	31,727	531,311
Storebrand ASA*,††	10,389	31,406
Subsea 7 SA††	2,902	24,686
Telenor ASA††	3,856	82,838
Yara International ASA††	8,200	426,911

TOTAL NORWAY		$1,648,279
OMAN – 0.1%
Al-Anwar Ceramic Tile Co.††	13,400	15,623

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      63

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Bank Dhofar SAOG††	49,343	$45,550
Bank Sohar††	52,900	31,296
BankMuscat SAOG††	53,380	83,672
Dhofar International Development & Investment Holding Co.††	12,800	17,616
Galfar Engineering & Contracting SAOG††	77,326	34,505
National Bank of Oman SAOG	54,311	50,450
Oman Cement Co.††	23,240	30,799
Oman Flour Mills Co. SAOG††	16,000	22,478
Oman Oil Marketing Co.††	7,300	41,886
Oman Telecommunications Co. SAOG††	31,500	142,875
Renaissance Services SAOG††	11,992	14,747

TOTAL OMAN		$531,497
PANAMA – 0.0%**
Copa Holdings SA Class A	1,730	185,992
PERU – 0.2%
Alicorp SA	51,200	116,174
BBVA Banco Continental SA	16,829	22,582
Cia de Minas Buenaventura SA ADR	5,000	57,100
Credicorp Ltd.	2,050	295,446
Edegel SAA	37,100	45,421
Ferreycorp SAA	60,958	29,852
Grana y Montero SA	32,600	66,094
Luz del Sur SAA	6,400	24,050
Minsur SA	35,670	20,380
Sociedad Minera Cerro Verde SAA*	1,400	30,800
Sociedad Minera el Brocal SA	4,000	11,753
Southern Copper Corp.#	5,859	159,834
Volcan Cia Minera SAA	131,614	20,625

TOTAL PERU		$900,111
PHILIPPINES – 0.3%
Aboitiz Equity Ventures, Inc.	31,200	39,970
Aboitiz Power Corp.††	81,200	81,666
Alliance Global Group, Inc.	57,000	32,215
Ayala Corp.††	3,400	55,867
Ayala Land, Inc.	94,700	77,126
Bank of the Philippine Islands	27,653	61,933
BDO Unibank, Inc.	16,262	42,205
D&L Industries, Inc.††	89,100	34,243
Energy Development Corp.††	150,500	29,106
First Gen Corp.††	42,200	29,732
Globe Telecom, Inc.	1,450	57,234
International Container Terminal Services, Inc.††	16,400	42,246
JG Summit Holdings, Inc.††	37,500	55,710
Jollibee Foods Corp.††	33,800	177,451
Manila Electric Co.††	6,210	38,581

Description	Number of Shares	Value
Metro Pacific Investments Corp.††	190,000	$22,244
Metropolitan Bank & Trust††	12,157	26,189
Philex Mining Corp.††	216,150	41,419
Philippine Long Distance Telephone Co.††	1,800	121,114
Puregold Price Club, Inc.††	50,000	47,528
Robinsons Retail Holdings, Inc.††	20,320	36,467
San Miguel Corp.	13,000	22,417
Semirara Mining And Power Co.††	23,100	76,878
SM Investments Corp.††	4,162	87,505
SM Prime Holdings, Inc.††	116,000	48,757
Universal Robina Corp.††	22,900	107,437

TOTAL PHILIPPINES		$1,493,240
POLAND – 0.4%
AmRest Holdings SE*,††	2,700	83,793
Asseco Poland SA††	7,073	104,778
Astarta Holding NV*,††	3,855	25,861
Bank Pekao SA††	2,850	137,470
BRE Bank SA	390	49,311
Budimex SA††	730	30,452
Cyfrowy Polsat SA††	6,760	43,430
Energa SA††	4,947	28,032
Eurocash SA††	4,940	49,025
Getin Noble Bank SA*,††	54,005	29,000
Grupa Kety SA††	385	28,547
Grupa Lotos SA*,††	2,600	17,097
ING Bank Slaski SA#,††	2,000	72,866
Jastrzebska Spolka Weglowa SA	6,600	37,703
Kernel Holding SA*,††	9,932	83,414
KGHM Polska Miedz SA††	5,069	143,704
Kruk SA	1,654	51,303
LPP SA††	50	101,131
Lubelski Wegiel Bogdanka SA††	700	18,367
Netia SA††	39,573	63,845
Orbis SA††	1,520	17,486
PGE SA	27,800	145,667
Polski Koncern Naftowy Orlen SA††	10,795	159,276
Polskie Gornictwo Naftowe i Gazownictwo SA††	58,932	69,540
Powszechna Kasa Oszczednosci Bank Polski SA††	21,090	195,128
Powszechny Zaklad Ubezpieczen SA	1,220	165,920
Synthos SA††	33,729	39,086
Tauron Polska Energia SA	47,180	63,474
Telekomunikacja Polska SA#,††	26,910	64,916
TVN SA††	6,666	31,831

TOTAL POLAND		$2,151,453

January 31, 2015 (unaudited)

64     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
PORTUGAL – 0.0%**
Banco Comercial Portugues SA††	394,943	$27,815
Banco Espirito Santo SA*,††	15,937	—
EDP – Energias de Portugal SA	11,747	44,685
EDP Renovaveis SA††	5,470	36,564

TOTAL PORTUGAL		$109,064
QATAR – 0.2%
Al Meera Consumer Goods Co.	1,000	54,812
Barwa Real Estate Co.††	4,800	57,791
Commercial Bank of Qatar QSC	2,300	42,591
Doha Bank QSC††	3,322	53,250
Gulf International Services QSC††	3,625	100,746
Industries Qatar QSC††	3,900	159,093
Masraf Al Rayan††	10,600	129,836
Ooredoo QSC	2,600	82,073
Qatar Electricity & Water Co.	1,080	55,548
Qatar Gas Transport Co. Nakilat††	8,700	55,735
Qatar Islamic Bank††	2,200	62,061
Qatar National Bank SAQ	2,000	108,731
Qatar National Cement Co.	1,520	55,469
Qatar Navigation	1,703	46,644

TOTAL QATAR		$1,064,380
ROMANIA – 0.1%
Banca Transilvania*,††	345,830	184,791
BRD-Groupe Societe Generale*,††	68,300	166,709
OMV Petrom SA††	1,206,500	111,253
Societatea Nationala De Gaze Naturale
ROMGAZ SA††	5,414	47,436
Transelectrica SA††	2,450	18,280
TOTAL ROMANIA		$528,469
RUSSIA – 0.6%
CTC Media, Inc.	16,400	61,828
Federal Hydrogenerating Co. JSC ADR	141,960	117,827
Gazprom Neft OAO ADR	1,400	16,800
Gazprom OAO ADR	90,210	378,431
Globaltrans Investment PLC GDR††	11,780	53,144
Lenta Ltd.-Reg S††	5,658	30,131
LSR Group GDR††	17,440	27,822
Lukoil OAO ADR††	8,000	314,555
Magnit OJSC GDR††	7,926	301,380
Mail.Ru Group Ltd. GDR*,††	4,643	66,522
MegaFon OAO GDR††	7,446	101,689
MMC Norilsk Nickel OJSC ADR (B114RK6)††	14,910	245,748
Mobile Telesystems OJSC ADR	9,500	74,670
NovaTek OAO GDR††	1,350	93,841
Novolipetsk Steel OJSC GDR††	7,200	93,822

Description	Number of Shares	Value
Pharmstandard OJSC GDR*	3,313	$26,173
QIWI PLC ADR	1,600	31,344
Rosneft OAO GDR††	20,548	66,599
Rostelecom OJSC ADR††	6,038	42,390
Sberbank of Russia ADR	67,867	259,931
Severstal OAO GDR††	11,080	100,761
Sistema JSFC GDR††	20,411	90,929
Tatneft OAO ADR††	4,000	93,667
TMK OAO GDR††	4,860	12,390
Uralkali OJSC GDR††	5,000	62,047
Uralkali OJSC GDR††	3,100	38,469
VimpelCom Ltd. ADR	21,300	76,680
VTB Bank OJSC GDR	64,826	124,400
X5 Retail Group NV GDR*,††	3,800	40,072
Yandex NV*	10,100	150,389

TOTAL RUSSIA		$3,194,451
SINGAPORE – 1.5%
Avago Technologies Ltd.	39,156	4,028,369
CapitaLand Ltd.††	29,005	74,443
City Developments Ltd.††	10,000	74,120
DBS Group Holdings Ltd.††	66,000	962,255
Global Logistic Properties Ltd.††	17,000	31,718
Golden Agri-Resources Ltd.††	126,000	39,086
Jardine Cycle & Carriage Ltd.††	1,000	31,212
Keppel Land Ltd.††	9,000	30,181
Noble Group Ltd.††	92,000	71,967
Oversea-Chinese Banking Corp.††	8,000	61,361
Singapore Airlines Ltd.	14,000	130,767
Singapore Exchange Ltd.††	7,000	40,158
Singapore Telecommunications Ltd.††	33,000	99,379
United Overseas Bank Ltd.††	90,056	1,540,028
Venture Corp. Ltd.	5,000	30,025
Wilmar International Ltd.††	27,000	64,076
Wing Tai Holdings Ltd.††	107,000	144,598

TOTAL SINGAPORE		$7,453,743
SLOVENIA – 0.1%
Cinkarna Celje	306	63,877
Hutchison Port Holdings Trust††	41,000	29,235
Krka d.d., Novo mesto	2,280	149,077
Petrol DD Ljubljana††	210	67,055
Telekom Slovenije DD††	600	101,463
Zavarovalnica Triglav DD††	3,470	99,767

TOTAL SLOVENIA		$510,474
SOUTH AFRICA – 0.8%
African Bank Investments Ltd.#,††	36,266	—

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      65

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
African Rainbow Minerals Ltd.	2,100	$21,118
Anglo American Platinum Ltd.*,††	800	24,525
AngloGold Ashanti Ltd.††	5,430	65,860
Aspen Pharmacare Holdings Ltd.††	4,808	180,033
Aveng Ltd.	21,500	32,962
AVI Ltd.	5,800	42,030
Barclays Africa Group Ltd.††	3,700	62,902
Barloworld Ltd.	7,800	58,855
Bidvest Group Ltd.	6,970	192,362
Discovery Ltd.	3,999	39,387
Exxaro Resources Ltd.††	1,400	12,405
FirstRand Ltd.††	25,000	111,259
Foschini Group Ltd.	4,400	63,085
Gold Fields Ltd.	15,890	91,540
Grindrod Ltd.††	17,500	27,275
Growthpoint Properties Ltd.††	19,600	49,210
Harmony Gold Mining Co. Ltd.	8,390	25,231
Impala Platinum Holdings Ltd.††	7,674	49,790
Imperial Holdings Ltd.††	1,900	33,470
Kumba Iron Ore Ltd.#,††	1,560	29,986
Liberty Holdings Ltd.††	3,300	37,099
Life Healthcare Group Holdings Ltd.	10,800	40,192
Massmart Holdings Ltd.	1,574	22,403
MMI Holdings Ltd.	22,679	60,947
Mr. Price Group Ltd.††	2,100	47,565
MTN Group Ltd.††	34,400	594,044
Murray & Roberts Holdings Ltd.*,††	26,380	44,508
Nampak Ltd.††	5,000	18,228
Naspers Ltd.††	3,771	544,012
Nedbank Group Ltd.††	2,600	56,997
Netcare Ltd.††	12,300	40,834
Pick n Pay Stores Ltd.††	8,300	40,911
PPC Ltd.††	10,921	20,013
Remgro Ltd.	5,090	117,781
Reunert Ltd.††	3,450	18,516
RMB Holdings Ltd.††	7,800	44,055
RMI Holdings	17,600	64,216
Sanlam Ltd.††	19,700	118,077
Sasol Ltd.††	5,970	215,636
Shoprite Holdings Ltd.††	3,920	61,966
Sibanye Gold Ltd.††	14,690	39,720
Standard Bank Group Ltd.††	13,540	178,799
Steinhoff International Holdings Ltd.	15,300	78,197
Tiger Brands Ltd.††	2,090	70,483
Truworths International Ltd.	4,900	33,932
Vodacom Group Ltd.#,††	6,700	76,925

Description	Number of Shares	Value
Wilson Bayly Holmes-Ovcon Ltd.††	4,800	$49,738
Woolworths Holdings Ltd.††	7,280	54,036

TOTAL SOUTH AFRICA		$4,003,115
SOUTH KOREA – 1.6%
Amorepacific Corp.††	40	96,401
BS Financial Group, Inc.††	3,215	40,638
Celltrion, Inc.††	2,763	102,451
Coway Co. Ltd.	210	16,830
Daewoo Engineering & Construction Co. Ltd.*	4,364	26,952
Doosan Heavy Industries & Construction Co. Ltd.	1,030	21,853
E-Mart Co. Ltd.††	421	79,881
Green Cross Corp.††	337	42,695
Green Cross Holdings Corp.††	2,178	43,475
GS Holdings††	1,300	49,197
Hana Financial Group, Inc.††	2,898	84,711
Hyosung Corp.††	550	36,294
Hyundai Department Store Co. Ltd.††	430	46,621
Hyundai Glovis Co. Ltd.††	270	60,137
Hyundai Heavy Industries Co. Ltd.††	297	30,434
Hyundai Mobis	363	82,063
Hyundai Motor Co.	990	152,147
Hyundai Steel Co.††	690	41,398
KB Financial Group, Inc.††	2,873	96,513
KCC Corp.††	35	17,610
Kia Motors Corp.††	1,355	56,628
Kjb Financial Group Co. Ltd.††	190	1,547
Knb Financial Group Co. Ltd.††	290	2,876
Korea Electric Power Corp.††	2,500	97,747
Korea Zinc Co. Ltd.††	200	78,121
Korean Air Lines Co. Ltd.*,††	644	27,954
KT Corp.††	1,531	41,684
KT&G Corp.	1,270	92,708
LG Chem Ltd.	418	75,174
LG Corp.††	1,030	57,966
LG Display Co. Ltd.*,††	2,660	87,403
LG Electronics, Inc.††	770	42,659
LG Household & Health Care Ltd.	150	93,972
LG Uplus Corp.	2,560	28,223
Lotte Chemical Corp.††	380	59,956
Lotte Shopping Co. Ltd.††	190	41,119
Macquarie Korea Infrastructure Fund††	5,769	38,764
Medy-Tox, Inc.††	218	73,250
Naturalendo Tech Co. Ltd.††	863	40,868
NHN Corp.††	197	127,688
OCI Co. Ltd.*,††	270	19,142

January 31, 2015 (unaudited)

66     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
POSCO††	720	$167,253
Samsung C&T Corp.††	850	43,070
Samsung Card Co. Ltd.††	1,000	34,758
Samsung Electronics Co. Ltd. GDR††	545	676,562
Samsung Fire & Marine Insurance Co. Ltd.	380	102,318
Samsung Heavy Industries Co. Ltd.††	1,680	27,198
Samsung Life Insurance Co. Ltd.††	1,300	133,528
Samsung Sdi Co. Ltd. Krw5000 0640††	393	45,859
Shinhan Financial Group Co. Ltd.	4,050	165,355
SK Holdings Co. Ltd.††	320	49,892
SK Hynix, Inc.*,††	91,321	3,944,664
SK Innovation Co. Ltd.††	600	50,952
SK Telecom Co. Ltd.	520	136,274
S-Oil Corp.††	740	40,705
ViroMed Co. Ltd.††	658	31,391
Woori Bank	2,508	20,181
Woori Investment & Securities Co. Ltd.††	2,868	28,880
Yuhan Corp.††	339	52,908

TOTAL SOUTH KOREA		$8,105,498
SPAIN – 1.7%
ACS Actividades de Construccion y Servicios SA††	4,845	168,507
Almirall SA*,††	20,400	355,868
Amadeus IT Holding SA#,††	1,985	79,607
Banco Bilbao Vizcaya Argentaria SA††	332,691	2,841,952
Banco de Sabadell SA††	115,646	292,246
Banco Popular Espanol - Temp Line	130	551
Banco Popular Espanol SA††	38,667	163,443
Banco Santander SA††	286,130	1,924,522
Banco Santander SA- Temp Line	5,273	35,513
CaixaBank††	16,911	73,660
Cemex Latam Holdings SA	4,828	30,116
Gamesa Corp. Tecnologica SA*,††	24,439	241,621
Grifols SA††	850	35,657
Iberdrola SA††	117,706	812,453
Inditex Sm	1,925	56,736
Mapfre SA††	195,272	657,352
Red Electrica Corp. SA††	761	64,835
Repsol SA††	33,130	586,888
Telefonica SA††	19,690	295,258

TOTAL SPAIN		$8,716,785
SWEDEN – 2.5%
Assa Abloy AB††	1,611	87,983
Atlas Copco AB Class A††	86,388	2,557,830
Atlas Copco AB Class B††	1,468	40,152
Boliden AB††	20,099	313,981
Electrolux AB (Series B)††	10,300	317,018

Description	Number of Shares	Value
Elekta AB#,††	2,432	$26,070
Getinge AB††	1,185	29,207
Hennes & Mauritz AB††	1,299	53,437
Hexagon AB††	1,146	36,286
Hexpol AB††	3,100	311,010
Holmen AB	346	12,484
Husqvarna AB Class B††	53,200	369,483
Investor AB††	49,719	1,809,210
Lundin Petroleum AB#,*,††	1,490	19,330
Meda AB††	3,382	47,632
Net Entertainment NE AB Class B††	8,200	259,817
Nordea Bank AB††	49,164	624,175
Saab AB#,††	8,200	199,608
Sandvik AB#,††	96,012	1,007,799
Securitas AB Class B††	25,700	313,255
Skandinaviska Enskilda Banken AB††	45,519	548,122
SKF AB††	1,793	42,264
SSAB AB Class A#,*,††	3,828	18,590
SSAB AB Class B*,††	1,865	8,026
Svenska Cellulosa AB††	11,459	276,209
Svenska Handelsbanken AB††	1,582	74,914
Swedbank AB††	10,000	241,909
Swedish Match AB††	603	19,632
Tele2 AB††	6,995	79,133
Telefonaktiebolaget LM Ericsson ADR	5,941	72,064
Telefonaktiebolaget LM Ericsson Class B††	41,125	498,610
TeliaSonera AB††	86,000	529,912
Volvo AB††	135,613	1,587,654

TOTAL SWEDEN		$12,432,806
SWITZERLAND – 9.0%
ABB Ltd.††	99,412	1,911,318
Actelion Ltd.††	32,721	3,614,380
Adecco SA††	3,459	258,400
Aryzta AG††	2,543	190,647
Baloise Holding AG††	3,851	501,274
Barry Callebaut AG††	17	16,951
Bucher Industries AG††	1,000	245,333
Cembra Money Bank AG††	5,100	310,230
Cie Financiere Richemont SA††	30,866	2,564,289
Clariant AG††	6,591	105,893
Credit Suisse Group AG††	37,969	799,470
Dufry AG††	297	43,630
Forbo Holdings AG††	177	171,144
Geberit AG††	190	64,912
Givaudan SA††	32	58,330
Helvetia Holding AG††	600	306,055
Holcim Ltd.††	32,536	2,274,686

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      67

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Julius Baer Group Ltd.*,††	2,140	$87,064
Lonza Group AG††	811	96,052
Nestle SA*,††	37,745	2,882,623
Novartis AG*,††	106,257	10,355,042
OC Oerlikon Corp. AG	1,761	20,031
Pargesa Holding SA††	3,700	267,338
Partners Group Holding AG††	118	31,579
Roche Holding AG††	28,024	7,552,956
Schindler Holding AG (B11TCY0)††	282	41,766
SGS SA††	23	43,629
Sika AG††	13	44,648
Sonova Holding AG*,††	100	13,138
Sulzer AG††	391	41,399
Swatch Group AG††	3,787	1,506,144
Swatch Group Ag/The††	237	17,422
Swiss Life Holding AG††	4,256	949,742
Swiss Re AG††	10,247	924,356
Syngenta AG††	7,837	2,552,776
UBS Group AG	157,362	2,637,553
Wolseley PLC††	1,290	74,775
Zurich Financial Services AG††	5,165	1,712,601

TOTAL SWITZERLAND		$45,289,576
TAIWAN – 1.7%
Acer, Inc.*,††	80,222	52,047
Advanced Semiconductor Engineering, Inc.	37,804	47,471
Asia Cement Corp.	43,020	51,866
Asustek Computer, Inc.	4,700	49,123
AU Optronics Corp.	147,126	79,991
Catcher Technology Co. Ltd.	9,438	82,531
Cathay Financial Holding Co. Ltd.††	68,479	98,064
Chang Hwa Commercial Bank	34,283	19,345
Cheng Shin Rubber Industry Co. Ltd.	26,358	63,534
China Development Financial Holding Corp.	192,750	63,297
China Steel Corp.	130,232	110,331
Chunghwa Telecom Co. Ltd.	47,024	142,108
Compal Electronics, Inc.	59,736	43,560
CTBC Financial Holding Co. Ltd.††	154,622	98,085
Delta Electronics, Inc.	9,888	60,395
D-Link Corp.	36,766	20,607
E.Sun Financial Holding Co. Ltd.††	49,911	30,704
Far Eastern Department Stores Co. Ltd.	70,264	59,948
Far Eastern New Century Corp.	60,270	60,660
Far EasTone Telecommunications Co. Ltd.††	42,000	102,611
First Financial Holding Co. Ltd.††	98,459	57,358
Formosa Chemicals & Fibre Corp.	37,198	79,598
Formosa Petrochemical Corp.††	28,990	61,760

Description	Number of Shares	Value
Formosa Plastics Corp.	51,601	$124,525
Foxconn Technology Co. Ltd.††	21,994	59,552
Fubon Financial Holding Co. Ltd.	71,314	113,003
Giant Manufacturing Co. Ltd.	3,000	26,184
Hon Hai Precision Industry Co. Ltd.	65,675	180,212
Hotai Motor Co. Ltd.††	7,000	100,582
HTC Corp.††	9,465	46,924
Hua Nan Financial Holdings Co. Ltd.	74,898	41,635
Innolux Corp.††	53,624	25,834
Inotera Memories, Inc.††	2,747,482	3,928,293
Largan Precision Co. Ltd.	1,000	83,158
Lite-On Technology Corp.††	34,401	42,400
MediaTek, Inc.	11,082	168,504
Mega Financial Holding Co. Ltd.††	76,175	58,125
Nan Kang Rubber Tire Co. Ltd.††	15,599	16,363
Nan Ya Plastics Corp.††	55,597	111,708
Novatek Microelectronics Corp.	10,145	55,803
Pou Chen Corp.††	37,157	50,886
President Chain Store Corp.††	7,496	57,624
Quanta Computer, Inc.	16,571	40,383
Realtek Semiconductor Corp.	14,315	43,403
Shin Kong Financial Holding Co. Ltd.††	72,165	20,117
Siliconware Precision Industries Co.††	36,000	60,704
SinoPac Financial Holdings Co. Ltd.††	73,546	29,931
Synnex Technology International Corp.††	23,941	34,414
Tainan Spinning Co. Ltd.††	118,619	64,144
Taishin Financial Holding Co. Ltd.††	124,182	50,916
Taiwan Cement Corp.††	32,057	43,281
Taiwan Cooperative Financial Holding Co. Ltd.††	40,932	21,110
Taiwan Fertilizer Co. Ltd.	16,000	27,876
Taiwan Mobile Co. Ltd.	27,874	91,912
Taiwan Semiconductor Manufacturing Co. Ltd.††	95,911	421,781
Tatung Co. Ltd.*,††	245,916	68,736
Teco Electric & Machinery††	50,000	46,676
TSRC Corp.††	19,635	23,355
Tung Ho Steel Enterprise Corp.††	37,476	27,932
Uni-President Enterprises Corp.††	81,360	129,641
United Microelectronics Corp.††	110,000	53,267
Walsin Lihwa Corp.*,††	120,000	37,041
Wistron Corp.††	34,294	31,265
Yuanta Financial Holding Co. Ltd.	106,776	51,223
Yulon Motor Co. Ltd.††	49,640	72,493
Zinwell Corp.	22,435	22,505

TOTAL TAIWAN		$8,340,415
THAILAND – 0.5%
Advanced Info Service PCL††	23,300	174,094

January 31, 2015 (unaudited)

68     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Airports of Thailand PCL††	7,000	$69,068
Bangkok Bank PCL	12,100	70,936
Bangkok Dusit Med Service††	89,000	50,462
Bangkok Expressway PCL	24,400	29,115
Banpu Public Co. Ltd.††	29,000	21,517
BEC World PCL††	18,000	28,298
Berli Jucker PCL	60,600	74,303
Big C Supercenter PCL††	12,200	89,619
Bts Group Holdings PCL††	134,400	40,317
Bumrungrad Hospital PCL	16,000	76,109
Central Pattana PCL††	54,000	73,611
Charoen Pokphand Foods PCL	91,300	70,214
CP ALL PCL††	98,600	124,912
Electricity Generating PCL	8,600	42,703
Glow Energy PCL††	9,100	25,248
Hana Microelectronics PCL††	113,100	138,695
Indorama Ventures PCL††	46,100	30,666
Intouch Holdings PCL Class F††	17,200	42,330
IRPC PCL††	269,900	28,163
Kasikornbank PCL††	16,600	113,426
Krung Thai Bank PCL††	93,750	64,903
PTT Exploration & Production PCL††	26,409	88,045
PTT Global Chemical PCL	24,800	42,795
PTT Global Chemical PCL (Foreign)††	1,681	2,901
PTT PCL††	13,500	142,736
Ratchaburi Electricity Generating Holding PCL	19,500	35,703
Siam Cement PCL††	4,700	71,467
Siam City Cement PCL††	1,000	13,063
Siam Commercial Bank PCL††	23,600	129,284
Thai Beverage PCL††	242,369	129,149
Thai Oil PCL††	15,800	24,690
Thai Union Frozen Prod-Forei††	82,656	54,732
TMB Bank PCL††	703,000	66,500
Total Access Communication PCL††	18,100	51,928
True Corp. PCL*,††	255,525	105,877

TOTAL THAILAND		$2,437,579
TOGO – 0.0%**
Ecobank Transnational, Inc.††	306,748	26,366
TUNISIA – 0.0%**
Banque de Tunisie	7,750	41,974
Carthage Cement*,††	21,000	23,026
Ennakl††	4,230	22,233
Poulina Group Holding	7,600	21,251
Soc Tunisienne D’Assur Reass*,††	230	17,848
Societe D’Articles Hygieniques††	6,910	42,036
Societe Moderne de Ceramique††	11,100	15,074

Description	Number of Shares	Value
Tunisie Profiles Aluminium††	7,500	$16,288

TOTAL TUNISIA		$199,730
TURKEY – 0.4%
Akbank TAS††	41,103	149,740
Akenerji Elektrik Uretim AS*,††	1	—
Anadolu Efes Biracilik Ve Malt Sanayii AS††	4,363	38,281
Arcelik AS††	9,420	59,867
BIM Birlesik Magazalar AS††	5,520	111,395
Coca-Cola Icecek AS††	2,500	50,410
Dogan Sirketler Grubu Holding AS*,††	85,907	25,881
Dogus Otomotiv Servis ve Ticaret AS††	6,600	37,494
Emlak Konut Gayrimenkul Yatirim Ortakligi
AS††	37,200	48,577
Enka Insaat ve Sanayi AS	31,455	63,550
Eregli Demir ve Celik Fabrikalari TAS††	72,356	129,715
Haci Omer Sabanci Holding AS††	16,548	69,705
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS*,††	89,334	73,080
KOC Holding AS††	25,028	129,775
Koza Altin Isletmeleri AS††	2,800	22,146
Petkim Petrokimya Holding AS*,††	16,518	25,752
TAV Havalimanlari Holding AS††	5,400	40,280
Tekfen Holding AS††	18,500	43,325
Tupras Turkiye Petrol Rafinerileri AS††	5,636	122,153
Turk Hava Yollari††	22,042	84,121
Turk Telekomunikasyon AS††	25,727	76,971
Turkcell Iletisim Hizmetleri AS*,††	26,668	153,524
Turkiye Garanti Bankasi AS††	41,123	172,914
Turkiye Halk Bankasi AS††	13,054	83,821
Turkiye Is Bankasi††	30,292	87,810
Turkiye Sinai Kalkinma Bankasi AS††	40,312	33,491
Turkiye Vakiflar Bankasi Tao††	22,040	51,203
Ulker Biskuvi Sanayi AS††	2,881	22,791
Yapi ve Kredi Bankasi AS††	15,178	31,377
Yazicilar Holding AS††	6,080	51,049

TOTAL TURKEY		$2,090,198
UKRAINE – 0.0%**
Avangardco Investments Public Ltd. GDR	5,322	10,112
Ferrexpo PLC††	36,650	27,638
MHP SA GDR††	4,100	39,026

TOTAL UKRAINE		$76,776
UNITED ARAB EMIRATES – 0.2%
Abu Dhabi Commercial Bank PJSC††	49,070	92,315
Abu Dhabi National Hotels	32,000	30,995
Air Arabia PJSC††	210,900	95,194
Aldar Properties PJSC††	73,140	47,200
Arabtec Holding Co.*,††	108,460	85,414

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      69

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
DP World Ltd.††	7,100	$139,310
Dubai Financial Market††	56,800	29,306
Emaar Properties PJSC††	71,056	129,513
First Gulf Bank PJSC	21,860	100,797
National Bank of Abu Dhabi PJSC††	26,045	91,105
Ras Al Khaimah Ceramics††	45,200	36,840
Union National Bank PJSC††	19,982	31,441

TOTAL UNITED ARAB EMIRATES		$909,430
UNITED KINGDOM – 13.1%
3i Group PLC††	617,873	4,261,053
Abcam PLC††	30,500	198,030
Aberdeen Asset Management PLC††	4,302	28,240
Alent PLC††	34	187
Anglo American PLC††	83,338	1,392,052
ARM Holdings PLC††	6,487	101,103
Ashtead Group PLC††	57,000	927,537
Associated British Foods PLC††	635	29,615
AstraZeneca PLC††	9,055	644,585
Aviva PLC††	32,250	255,869
Babcock International Group PLC††	1,497	22,637
BAE Systems PLC††	84,134	640,482
Barclays PLC††	174,168	1,150,464
Barratt Developments PLC††	2,827	19,460
BG Group PLC††	141,141	1,882,527
BHP Billiton PLC††	2,716	58,993
BP PLC††	179,748	1,154,711
BP PLC ADR	45,173	1,754,068
British American Tobacco PLC††	4,941	278,753
Britvic PLC*,††	20,100	212,714
BT Group PLC††	116,038	727,985
Btg PLC††	32,000	380,199
Bunzl PLC††	1,783	50,792
Burberry Group PLC	1,978	51,388
Carnival PLC	1,782	79,559
Centrica PLC††	129,003	569,295
Chemring Group PLC††	46,900	152,562
Cobham PLC††	6,837	33,514
Compass Group PLC††	4,826	83,206
Computacenter PLC††	16,500	160,388
Crest Nicholson Holdings PLC††	37,600	231,719
Croda International PLC††	858	34,265
Dairy Crest Group PLC††	13,900	102,245
Debenhams PLC††	148,800	167,880
Diageo PLC††	106,263	3,145,462
Dialog Semiconductor PLC††	22,300	852,856
Direct Line Insurance Group††	46,200	216,663

Description	Number of Shares	Value
Dixons Carphone PLC††	14,200	$92,798
easyJet PLC††	16,400	457,281
Experian PLC††	964	16,987
Fresnillo PLC††	1,879	25,381
GKN PLC	11,542	63,745
GlaxoSmithKline PLC††	31,791	699,999
Glencore Xstrata PLC††	384,073	1,432,052
Hays PLC††	175,600	409,183
Howden Joinery Group PLC††	101,800	649,644
HSBC Holdings PLC (0540528)††	109,935	1,005,821
HSBC Holdings PLC, ADR (404280406)	31,808	1,454,262
IG Group Holdings PLC††	52,100	565,316
Imagination Technologies Group PLC††	32,900	121,189
IMI PLC	2,116	40,520
Imperial Tobacco Group PLC††	1,620	76,090
Indivior PLC	128,208	336,007
Intermediate Capital Group PLC††	33,400	247,480
International Consolidated Airlines Group SA*,††	4,810	39,183
Intertek Group PLC	875	30,136
Investec PLC††	3,817	32,071
ITV PLC††	1,274,767	4,218,881
J Sainsbury PLC††	101,662	389,572
Johnson Matthey PLC††	1,139	55,721
Kingfisher PLC††	52,480	269,967
Kuwait Finance House	27,120	70,752
Legal & General Group PLC††	1,622	6,514
Lloyds Banking Group PLC*,††	3,204,045	3,821,830
London Stock Exchange Group PLC††	1,831	65,013
Meggitt PLC††	6,123	49,498
Melrose Industries PLC††	5,531	22,017
Mitie Group PLC#,††	30,500	123,895
Mondi PLC††	22,900	408,511
National Grid PLC††	6,792	95,489
National Industries Group Class H	58,170	37,446
Next PLC	781	84,870
Old Mutual PLC††	105,300	328,523
Paragon Group Companies PLC††	64,400	398,991
Petrofac Ltd.††	2,059	21,814
Premier Foods PLC*,††	201,280	130,972
Prudential PLC††	7,635	185,610
Randgold Resources Ltd.††	804	69,007
Reckitt Benckiser Group PLC††	72,171	6,108,205
Reed Elsevier PLC††	3,692	64,097
Resolution Ltd.††	25,362	151,662
Rexam PLC††	55,647	355,600
Rio Tinto PLC††	3,835	168,522

January 31, 2015 (unaudited)

70     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Rolls-Royce Holdings PLC††	205,495	$2,745,428
Royal Bank of Scotland Group PLC ADR#,*	9,368	101,736
Royal Bank of Scotland Group PLC*,††	5,618	30,504
Royal Dutch Shell PLC (B03MLX2)††	11,542	351,750
Royal Dutch Shell PLC ADR (780259107)#	23,558	1,487,253
Royal Dutch Shell PLC Class B††	49,071	1,553,591
SABMiller PLC††	2,245	122,277
Sage Group PLC††	9,281	66,906
Schroders PLC††	648	28,159
Severn Trent PLC††	1,386	44,872
Shire PLC††	82,438	6,016,995
Smith & Nephew PLC††	3,810	67,944
Smiths Group PLC††	1,864	31,546
SSE PLC#,††	2,269	54,907
Standard Chartered PLC††	150,815	2,011,108
Tate & Lyle PLC††	27,400	279,451
Tesco PLC††	85,635	289,590
Unilever PLC	3,172	139,676
Vedanta Resources PLC	2,533	14,155
Vesuvius PLC††	33,100	218,548
Victrex PLC††	3,400	105,106
Vodafone Group PLC††	252,471	1,639,266
Whitbread PLC††	604	45,337
WM Morrison Supermarkets PLC††	164,129	442,842
WPP PLC††	5,130	112,812

TOTAL UNITED KINGDOM		$65,552,941
UNITED STATES – 1.4%
Bank Alfalah Ltd.*,•,Ω	65,000	21,703
Freeport-McMoRan Copper & Gold, Inc.	68,877	1,157,822
Jazz Pharmaceuticals PLC*	24,806	4,200,648
Las Vegas Sands Corp.	29,096	1,581,950
Lucky Cement Ltd.*,•,Ω	15,300	78,637
National Bank of Pakistan*,•,Ω	55,000	38,127
Oil & Gas Development Co. Ltd.*,•,Ω	32,300	67,406
Pakistan Telecommunication Co. Ltd.*,•,Ω	91,800	23,549
Pha Lai Therma*	38,600	46,355
SUI Southern Gas Co. Ltd.*,•,Ω	91,500	37,331

TOTAL UNITED STATES		$7,253,528

TOTAL COMMON STOCKS (COST $433,371,135)		$466,913,232
INVESTMENT COMPANIES – 0.6%
DFA International Small Cap Value Portfolio	303	5,592
Vanguard FTSE Developed Markets ETF	71,809	2,739,513

TOTAL INVESTMENT COMPANIES (COST $2,787,778)		$2,745,105

Description	Number of Shares	Value

PREFERRED STOCKS – 1.1%
BRAZIL – 0.6%
AES Tiete SA	3,080	$19,009
Alpargatas SA	10,197	32,416
Banco Bradesco SA	117,383	1,475,572
Bradespar SA	2,600	11,250
Braskem SA	3,300	15,312
Cia Brasileira de Distribuicao Grupo Pao de Acucar	823	27,329
Cia Energetica de Minas Gerais	12,676	56,264
Cia Energetica de Sao Paulo	3,500	30,731
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	5,760	14,468
Gerdau SA	6,100	20,710
Itau Unibanco Holding SA	19,624	240,615
Itausa - Investimentos Itau SA	29,646	100,984
Klabin SA	17,700	17,876
Lojas Americanas SA	7,527	43,621
Marcopolo SA	20,400	20,375
Metalurgica Gerdau SA	3,500	12,835
Oi SA	20,420	37,975
Petroleo Brasileiro SA	69,759	212,663
Telefonica Brasil SA	8,510	157,942
Usinas Siderurgicas de Minas Gerais SA*	5,800	7,241
Vale SA	39,141	241,418

TOTAL BRAZIL		$2,796,606
CHILE – 0.0%**
Embotelladora Andina SA	10,300	29,009
Sociedad Quimica y Minera de Chile SA	3,740	89,335

TOTAL CHILE		$118,344
COLOMBIA – 0.0%**
Avianca Holdings SA	23,964	36,290
Grupo Argos SA	2,418	18,353
Grupo Aval Acciones y Valores	84,500	44,501

TOTAL COLOMBIA		$99,144
CROATIA – 0.0%**
Adris Grupa DD††	1,559	78,375
GERMANY – 0.5%
Bayerische Motoren Werke AG††	681	57,652
Henkel AG & Co. KGaA††	105	12,022
Porsche Automobil Holding SE††	880	73,746
Volkswagen AG††	9,805	2,187,366

TOTAL GERMANY		$2,330,786
PHILIPPINES – 0.0%**
Ayala Land Voting††	178,200	404

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      71

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
RUSSIA – 0.0%**
Surgutneftegas OAO ADR	27,207	$135,527

TOTAL PREFERRED STOCKS (COST $6,481,552)		$5,559,186
MONEY MARKET FUND – 2.9%
Dreyfus Cash Management Fund, Institutional Shares, 0.03%^	14,631,309	14,631,308

TOTAL MONEY MARKET FUND (COST $14,631,308)		$14,631,308
RIGHTS – 0.0%**
CHINA – 0.0%**
China Resources Land Ltd.	6,222	1,501
NIGERIA – 0.0%**
United Bank For Africa PLC	81,201	—
SPAIN – 0.0%**
ACS Actividades de Construccion y Servicios SA	4,845	2,463
TUNISIA – 0.0%**
Societe D’Articles Hygieniques	2,800	709
UNITED ARAB EMIRATES – 0.0%**
Burgan Bank††	1,853	—

TOTAL RIGHTS (COST $2,469)		$4,673
CALL WARRANTS – 1.0%
Citigroup Global Markets -
Boubyan Petrochemicals Co., Expire 3/24/16*	138,500	277,230
DG Khan Cement Co. Ltd., Expire 1/17/17*,•,Ω	43,500	56,510
Fauji Fertilizer Co. Ltd., Expire 1/17/17*,•,Ω	37,000	48,271
Hub Power Co Ltd./The, Expire 1/17/17*,•,Ω	69,299	57,685
MCB Bank Ltd., Expire 1/15/16*,•,Ω	33,900	112,291
Merrill Lynch Intl & Co., Expire 05/22/19*	1,340	68,087
Mobile Telecommunications Co., Expire 3/24/16*	286,100	350,385
Nishat Mills Ltd., Expire 1/17/17*,•,Ω	18,900	24,444
OTC Pharm, Expire 5/23/14*,††	3,313	4,801
Pakistan State Oil Co. Ltd., Expire 1/17/17*,•,Ω	13,090	48,643
Peugeot SA, Expire 4/29/17*	4,944	12,609
JPMorgan Chase Bank NA -
HAGL JSC, Expire 3/03/15*	65,348	66,001
Hoa Phat Group JSC, Expire 3/03/15*	26,224	58,480
Masan Group Corp., Expire 7/07/16*	27,330	106,860
Saudi Pharmaceutical Industries Ltd., Expire 9/24/15*	1,988	22,311
Vietnam Joint Stock Commercial Bank for Industry and Trade, Expire 10/27/16*	80,698	67,786
Vingroup JSC, Expire 7/31/19*,•,Ω	33,606	75,277

Description	Number of Shares	Value
Merrill Lynch International & Co. -
ABB India Ltd., Expire 6/05/17*	2,560	$53,036
Aditya Birla Nuvo Ltd., Expire 6/11/15*,•,Ω	1,600	46,638
Ambuja Cements Ltd., Expire 6/11/15*,•,Ω	17,000	69,435
Axis Bank Ltd., Expire 3/16/15*,•,Ω	12,800	121,843
Bharat Heavy Electricals Ltd., Expire 8/17/15*	8,720	41,197
Bharti Airtel Ltd., Expire 2/08/16*	26,300	159,157
Cairn India Ltd., Expire 11/14/16*	8,870	33,481
Cipla Ltd., Expire 9/09/15*	4,300	48,472
Coal India Ltd., Expire 11/02/15*	7,780	47,847
Colgate-Palmolive India Ltd., Expire 8/10/17*	900	27,336
DLF Ltd., Expire 2/01/16*	11,800	32,668
Dr. Reddy’s Laboratories Ltd., Expire 12/17/15*	1,400	72,971
Essar Oil Ltd., Expire 3/27/17*	23,290	42,029
HCL Technologies Ltd., Expire 8/17/15*	3,500	101,651
HDFC Bank Ltd., Expire 5/26/15*,•,Ω	12,230	213,914
Hero Motocorp Ltd., Expire 4/18/16*	900	41,737
Hindustan Unilever Ltd., Expire 12/14/15*	9,900	149,378
Housing Development Finance Corp., Expire 8/19/15*	15,300	315,867
Idea Cellular Ltd., Expire 2/14/17*	24,300	60,952
IDFC Ltd., Expire 7/29/15*	32,000	89,280
Indian Oil Corp. Ltd., Expire 7/29/16*	9,400	52,903
ITC Ltd., Expire 8/04/15*	23,500	140,262
Jaiprakash Associates Ltd., Expire 6/15/15*,•,Ω	19,500	9,058
Jindal Steel & Power Ltd., Expire 10/8/15*	9,510	24,526
Kotak Mahindra Bank Ltd., Expire 3/27/17*	3,900	83,148
Mahindra & Mahindra Ltd., Expire 12/10/15*	4,400	90,190
Maruti Suzuki India Ltd., Expire 11/30/15*	1,000	58,815
Nestle India Ltd., Expire 9/17/15*	570	65,623
Oil & Natural Gas Corp. Ltd., Expire 2/28/16*	21,500	122,548
Piramal Enterprises Ltd., Expire 1/19/18*	4,505	61,020
Power Grid Corp. of India Ltd., Expire 3/27/17*	36,900	88,272
Ranbaxy Laboratories Ltd., Expire 10/26/15*	5,000	57,155
Reliance Capital Ltd., Expire 8/30/16*	7,700	60,647
Reliance Communications Ltd., Expire 12/28/15*	16,729	21,505
Reliance Infrastructure Ltd., Expire 2/11/16*	4,900	40,265
Reliance Power Ltd., Expire 3/27/17*	23,200	24,502
Steel Authority, Expire 5/30/18*	32,680	40,523
Sun Pharmaceutical Industries Ltd., Expire 2/02/15*,•,Ω	12,000	178,357
Suzlon Energy Ltd., Expire 8/15/15*	163,300	42,768

January 31, 2015 (unaudited)

72     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Tata Consultancy Services Ltd., Expire 12/14/15*	5,840	$234,508
Tata Power Co. Ltd., Expire 9/17/15*	33,500	49,453
United Spirits Ltd., Expire 1/13/16*	1,200	66,718

TOTAL CALL WARRANTS (COST $3,938,819)		$4,839,326
CERTIFICATES – 0.1%
Citigroup Global Markets -
Commercial Bank of Kuwait, Expire 3/17/17*	21,312	44,769
HSBC Bank PLC -
Agility Public Warehousing K.S.C., Expire 10/17/16*	19,950	53,398
Ahli United Bank BSC, Expire 2/01/15	77,175	61,186
Al Rajhi Bank, Expire 1/22/18	3,575	54,030
Alinma Bank, Expire 1/22/18	4,730	27,359
Arab National Bank, Expire 5/11/2015*	11,821	184,500
Etihad Etisalat, Expire 2/01/15	2,000	19,674
Samba Financial Group, Expire 6/02/27	2,333	28,459
Saudi Basic Industries Corp., Expire 1/15/18	1,830	41,995
Saudi Cement Co., Expire 8/10/15*	960	25,293
Saudi Electricity Co., Expire 1/22/18	5,670	23,598
Saudi Industry Investment Group, Expire 9/27/17	3,310	22,411
Saudi Kayan Petrochemical Co., Expire 1/22/18	5,500	17,918
Savola, Expire 2/06/17	1,870	40,172
Sultan Center Food Production, Expire 7/27/15*	100,000	31,848
JPMorgan Chase Bank NA -
Petrovietnam Fret & Chemical, Expire 3/24/16	12,430	18,018

TOTAL CERTIFICATES (COST $650,488)		$694,628
REAL ESTATE INVESTMENT TRUSTS – 0.6%
AUSTRALIA – 0.0%**
Federation Centres Ltd.††	15,794	37,045
Stockland††	14,736	49,979

TOTAL AUSTRALIA		$87,024
FRANCE – 0.6%
Unibail-Rodamco SE††	10,137	2,855,165
HONG KONG – 0.0%**
Link REIT††	12,000	81,176

Description	Number of Shares	Value
NIGERIA – 0.0%**
Afriland Properties PLC*,††	24,606	$—

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $2,373,330)		$3,023,365

TOTAL INVESTMENTS IN SECURITIES – 99.6% (COST $464,236,879)		$498,410,823

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.9%

REPURCHASE AGREEMENTS – 3.9%
Daiwa Capital Markets America, 0.10%,dated 01/30/15, due 02/02/15, repurchase price $4,706,698, collateralized by U.S.
Government Securities 0.00% to 7.50%, maturing 06/01/17 to 03/01/48; total market value of $4,800,792.	$4,706,659	$4,706,659
Mizuho Securities USA, Inc., 0.08%, dated 01/30/15, due 02/02/15, repurchase price $4,706,690, collateralized by U.S. Government & Treasury Securities 0.00% to 4.50%, maturing 02/12/15 to 01/20/45;total market value of $4,803,488.	4,706,659	4,706,659
Nomura Securities International, Inc., 0.08%, dated 01/30/15, due 02/02/15,repurchase price $4,706,690, collateralized by U.S. Government Securities 0.00% to 8.88%, maturing 02/09/15 to 01/15/45;total market value of $4,800,792.	4,706,659	4,706,659
RBC Capital Markets LLC, 0.08%, dated 01/30/15, due 02/02/15, repurchase price $990,855, collateralized by U.S. Government Securities 1.31% to 5.50%,maturing 11/01/24 to 05/01/50; total market value of $1,010,665.	990,848	990,848
Royal Bank of Scotland PLC, 0.08%, dated 01/30/15, due 02/02/15, repurchase price $4,706,690, collateralized by U.S. Government & Treasury Securities 0.25% to 6.13%, maturing 09/30/15 to 07/15/56;total market value of $4,800,798.	4,706,659	4,706,659

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $19,817,484)		$19,817,484

TOTAL INVESTMENTS – 103.5% (COST $484,054,363)		$518,228,307
COLLATERAL FOR SECURITIES ON LOAN – (3.9%)		(19,817,484)
OTHER ASSETS LESS LIABILITIES – 0.4%		2,150,174

TOTAL NET ASSETS – 100.0%		$500,560,997

Cost of investments for Federal income tax purposes is $491,502,066. The net unrealized appreciation/(depreciation) of investments was $26,726,142. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $70,332,627 and net unrealized depreciation from investments for those securities having an excess of cost over value of $43,606,485.

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      73

Wilmington Multi-Manager International Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2015 (unaudited)

74     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets

Investments in Securities
Common Stocks	$68,756,240	$398,156,992	$—	$466,913,232
Investment Companies	2,745,105	—	—	2,745,105
Preferred Stocks	3,048,637	2,510,549	—	5,559,186
Money Market Fund	14,631,308	—	—	14,631,308
Rights	2,463	2,210	—	4,673
Call Warrants	4,691,161	148,165	—	4,839,326
Certificates	339,808	354,820	—	694,628
Real Estate Investment Trusts	—	3,023,365	—	3,023,365
Repurchase Agreements	—	19,817,484	—	19,817,484

Total Investments	$94,214,722	$424,013,585	$—	$518,228,307

Other Financial Instruments^
Forward Foreign Currency Contracts	—	3,522	—	3,522

Total Assets	$94,214,722	$424,017,107	$—	$518,231,829

Liabilities

Other Financial Instruments^
Forward Foreign Currency Contracts	$—	$(13,889)	$—	$(13,889)

Total Liabilities	$—	$(13,889)	$—	$(13,889)

^	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At January 31, 2015, the Wilmington Multi-Manager International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

					Unrealized
		Contracts to	Contract	Contracts at	Appreciation
Settlement Date	Counterparty	Deliver/Receive	Amount	Value	(Depreciation)
CONTRACTS PURCHASED
2/2/2015	Bank of New York	14,803,439 Japanese Yen	$125,741	$126,062	$ 321
2/2/2015	Bank of New York	11,390,589 Japanese Yen	96,587	96,999	412
2/2/2015	Bank of New York	5,072,336 Japanese Yen	43,011	43,194	183
2/2/2015	RBC Capital Markets	113,743 Australian Dollar	91,006	88,549	(2,457)
2/2/2015	Bank of New York	108,345 Australian Dollar	86,552	84,347	(2,205)
2/2/2015	RBC Capital Markets	57,126 Australian Dollar	45,507	44,473	(1,034)
2/2/2015	RBC Capital Markets	54,299 Australian Dollar	43,255	42,272	(983)
2/2/2015	RBC Capital Markets	48,349 Australian Dollar	38,684	37,640	(1,044)
2/2/2015	RBC Capital Markets	48,250 Australian Dollar	38,436	37,563	(873)
2/2/2015	Bank of New York	13,000 Australian Dollar	10,342	10,121	(221)
2/3/2015	Bank of New York	18,225,935 Japanese Yen	153,906	155,211	1,305
2/3/2015	Bank of New York	38,310 Australian Dollar	29,849	29,819	(30)
2/3/2015	Bank of New York	32,614 Australian Dollar	25,300	25,385	85
2/3/2015	Bank of New York	29,161 New Zealand Dollar	21,263	21,210	(53)
2/3/2015	RBC Capital Markets	14,757 Australian Dollar	11,585	11,486	(99)
2/4/2015	Bank of New York	12,977,476 Japanese Yen	110,583	110,517	(66)
2/4/2015	Bank of New York	5,492,648 Japanese Yen	46,804	46,776	(28)
2/4/2015	Bank of New York	4,302,224 Japanese Yen	36,660	36,638	(22)
2/4/2015	Bank of New York	2,492,005 Japanese Yen	21,235	21,222	(13)

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      75

Wilmington Multi-Manager International Fund (continued)

					Unrealized
		Contracts to	Contract	Contracts at	Appreciation
Settlement Date	Counterparty	Deliver/Receive	Amount	Value	(Depreciation)
CONTRACTS PURCHASED (continued)
2/4/2015	Bank of New York	2,388,968 Japanese Yen	$20,357	$20,345	$ (12)
2/4/2015	RBC Capital Markets	140,603 Australian Dollar	109,473	109,433	(40)
2/4/2015	RBC Capital Markets	45,097 Australian Dollar	35,113	35,100	(13)
2/4/2015	RBC Capital Markets	7,554 Australian Dollar	5,882	5,879	(3)
2/4/2015	RBC Capital Markets	2,234 Australian Dollar	1,739	1,739	—
CONTRACTS SOLD
2/2/2015	Bank of New York	32,672,385 Japanese Yen	277,047	278,229	(1,182)
2/2/2015	Bank of New York	10,157,361 Japanese Yen	86,130	86,497	(367)
2/2/2015	Bank of New York	9,135,093 Japanese Yen	77,461	77,791	(330)
2/2/2015	Bank of New York	5,277,320 Japanese Yen	44,749	44,940	(191)
2/2/2015	Bank of New York	57,850 Australian Dollar	46,214	45,037	1,177
2/2/2015	Bank of New York	16,309 Singapore Dollar	12,067	12,056	11
2/3/2015	Bank of New York	10,579,142 Japanese Yen	89,334	90,092	(758)
2/3/2015	Bank of New York	7,989,492 Japanese Yen	67,466	68,038	(572)
2/3/2015	Bank of New York	5,905,889 Japanese Yen	49,871	50,294	(423)
2/3/2015	Bank of New York	5,884,838 Japanese Yen	49,694	50,115	(421)
2/3/2015	Bank of New York	5,793,072 Japanese Yen	48,919	49,334	(415)
2/3/2015	Bank of New York	9,356 Singapore Dollar	6,905	6,916	(11)
2/4/2015	Bank of New York	5,510,792 Japanese Yen	46,958	46,930	28
2/4/2015	Bank of New York	20,978 Singapore Dollar	15,482	15,505	(23)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(10,367)

					Unrealized
		Contracts to	In Exchange	Contracts at	Appreciation
Settlement Date	Counterparty	Deliver/Receive	For	Value	(Depreciation)
CONTRACTS PURCHASED
2/2/2015	Bank of New York	75,147 Pound Sterling	$113,715	$113,187	$(528)
2/2/2015	Bank of New York	64,901 Swiss Franc	70,829	70,683	(146)
2/2/2015	Bank of New York	26,022 Canadian Dollar	20,549	20,478	(71)
2/2/2015	Bank of New York	18,195 Canadian Dollar	14,368	14,319	(49)
2/2/2015	Bank of New York	15,304 Pound Sterling	23,158	23,050	(108)
2/2/2015	Bank of New York	15,272 Pound Sterling	23,110	23,003	(107)
2/2/2015	Bank of New York	13,896 Canadian Dollar	10,974	10,936	(38)
2/2/2015	Bank of New York	13,500 Canadian Dollar	10,673	10,624	(49)
2/3/2015	Bank of New York	649,867 Swedish Krona	78,863	78,541	(322)
2/3/2015	Bank of New York	39,027 Pound Sterling	58,870	58,783	(87)
2/3/2015	Bank of New York	15,130 Euro	17,088	17,097	9
2/3/2015	Bank of New York	6,249 Pound Sterling	9,426	9,412	(14)
2/3/2015	Bank of New York	4,570 Pound Sterling	6,894	6,884	(10)
CONTRACTS SOLD
2/2/2015	Bank of New York	155,352 Swedish Krona	18,742	18,775	(33)
2/2/2015	Bank of New York	131,036 Canadian Dollar	103,478	103,121	357
2/2/2015	Bank of New York	117,521 Hong Kong Dollar	15,158	15,160	(2)
2/2/2015	Bank of New York	50,584 Pound Sterling	76,546	76,190	356
2/2/2015	Bank of New York	25,813 Pound Sterling	39,061	38,879	182
2/2/2015	Bank of New York	5,869 Pound Sterling	8,841	8,840	1
2/3/2015	Bank of New York	231,784 Hong Kong Dollar	29,893	29,898	(5)
2/3/2015	Bank of New York	143,186 Hong Kong Dollar	18,467	18,470	(3)

January 31, 2015 (unaudited)

76     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (concluded)

					Unrealized
		Contracts to	In Exchange	Contracts at	Appreciation
Settlement Date	Counterparty	Deliver/Receive	For	Value	(Depreciation)
CONTRACTS SOLD (continued)
2/3/2015	Bank of New York	119,631 Hong Kong Dollar	$15,429	$15,432	$ (3)
2/3/2015	Bank of New York	94,361 Hong Kong Dollar	12,170	12,172	(2)
2/3/2015	Bank of New York	28,977 Hong Kong Dollar	3,737	3,738	(1)
2/3/2015	Bank of New York	27,323 Pound Sterling	41,215	41,155	60
2/3/2015	Bank of New York	23,438 Pound Sterling	35,209	35,303	(94)
2/3/2015	Bank of New York	17,906 Pound Sterling	27,010	26,971	39
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$(668)

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

Wilmington Multi-Manager Alternatives Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 49.8%

ALTERNATIVE INVESTMENT FUND – 22.4%
Arbitrage Fund, Class I	690,430	$9,030,830
Gateway Fund, Class Y	1,325,330	38,752,663

TOTAL ALTERNATIVE INVESTMENT FUND		$47,783,493

EQUITY FUNDS – 27.4%
Boston Partners Long/Short Research Fund	792,602	11,785,996
Highland Long/Short Equity Fund	2,034,174	24,857,608
Highland Long/Short Healthcare Fund	655,738	10,045,902
Professionally Managed Portfolios – The
Osterweis Strategic Income Fund, Class I	1,030,834	11,782,436

TOTAL EQUITY FUNDS		$58,471,942

TOTAL INVESTMENT COMPANIES (COST $107,125,944)		$106,255,435

	Par Value

CORPORATE BONDS – 18.4%

AUTO MANUFACTURERS – 1.3%
Chrysler Group LLC / CG Co.-Issuer, Inc., Secured, 8.25%, 6/15/21	$2,500,000	$2,790,625

COMMERCIAL SERVICES & SUPPLIES – 1.3%
The Hertz Corp., Company Guaranteed, 7.50%, 10/15/18	2,575,000	2,694,094

DISTRIBUTORS – 1.1%
HD Supply, Inc.,
Company Guaranteed, 11.50%, 7/15/20	2,150,000	2,459,062

FOOD – 3.1%
Albertsons Holdings LLC/Saturn Acquisition
Merger Sub, Inc.,
Sr. Secured, 7.75%, 10/15/22•,Ω	2,250,000	2,345,625
SUPERVALU, Inc.,
Sr. Unsecured, 8.00%, 5/01/16	1,332,000	1,431,900
US Foods, Inc.,
Company Guaranteed, 8.50%, 6/30/19	2,725,000	2,888,500

TOTAL FOOD		$6,666,025

HEALTH CARE EQUIPMENT & SUPPLIES – 1.0%
Kinetic Concepts, Inc. / KCI USA, Inc.,
Secured, 10.50%, 11/01/18	1,998,000	2,202,795

HEALTH CARE PROVIDERS & SERVICES – 1.1%
Tenet Healthcare Corp., Sr. Unsecured, 8.13%, 4/01/22	2,000,000	2,265,000

Description	Par Value	Value

LODGING – 1.0%
Marina District Finance Co., Inc.,
Sr. Secured, 9.88%, 8/15/18	$2,000,000	$2,110,000

MACHINERY – 0.6%
Vander Intermediate Holding II Corp.,
Sr. Unsecured, 9.75%, 2/01/19•,Ω	1,230,000	1,214,625

MEDIA – 1.0%
Univision Communications, Inc.,
Sr. Secured, 6.88%, 5/15/19•,Ω	2,100,000	2,199,750

OFFICE/BUSINESS EQUIPMENT – 1.3%
CDW LLC / CDW Finance Corp.,
Company Guaranteed, 8.50%, 4/01/19	2,618,000	2,765,262

RETAIL – 1.0%
Michaels Finco Holding LLC / Michaels
Finco, Inc.,
Sr. Unsecured, 7.50%, 8/01/18•,Ω	558,000	569,160
Neiman Marcus Group Ltd. LLC,
Company Guaranteed, 8.00%, 10/15/21•,Ω	1,500,000	1,556,250

TOTAL RETAIL		$2,125,410

SOFTWARE – 1.4%
First Data Corp.,
Company Guaranteed, 11.75%, 8/15/21	2,504,000	2,888,990

TELECOMMUNICATIONS – 3.2%
Intelsat Jackson Holdings SA,
Company Guaranteed, 7.50%, 4/01/21	2,150,000	2,287,063
Level 3 Financing, Inc.,
Company Guaranteed, 8.13%, 7/01/19	2,475,000	2,638,969
Sprint Corp.,
Company Guaranteed, 7.25%, 9/15/21	25,000	25,156
Sprint Corp.,
Company Guaranteed, 7.13%, 6/15/24	2,000,000	1,960,000

TOTAL TELECOMMUNICATIONS		$6,911,188

TOTAL CORPORATE BONDS (COST $39,244,581)		$39,292,826

U.S. GOVERNMENT OBLIGATION – 11.3%

U.S. TREASURY BILLS – 11.3%
0.02%, 4/30/15Ö	24,000,000	23,999,706

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $23,999,565)		$23,999,706

January 31, 2015 (unaudited)

78     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value

MONEY MARKET FUND – 16.7%
Dreyfus Cash Management Fund,
Institutional Shares, 0.03%^	35,675,650	$35,675,650

TOTAL MONEY MARKET FUND (COST $35,675,650)		$35,675,650

	Contracts

PURCHASED OPTIONS – 0.0%**

CALL OPTIONS – 0.0%**
S&P 500 Index, Strike Price $2,065.00, Expiring 2/17/2015	21	$167
S&P 500 Index, Strike Price $2,160.00, Expiring 2/13/2015	21	315
S&P 500 Index, Strike Price $2,165.00, Expiring 2/27/2015	21	630
S&P 500 Index, Strike Price $2,175.00, Expiring 2/11/2015	21	19
S&P 500 Index, Strike Price $2,180.00, Expiring 2/04/2015	21	2
S&P 500 Index, Strike Price $2,180.00, Expiring 2/09/2015	21	8
S&P 500 Index, Strike Price $2,180.00, Expiring 2/25/2015	21	312
S&P 500 Index, Strike Price $2,187.00, Expiring 2/18/2015	21	82
S&P 500 Index, Strike Price $2,190.00, Expiring 2/02/2015	20	—
S&P 500 Index, Strike Price $2,195.00, Expiring 2/23/2015	20	137
S&P 500 Index, Strike Price $2,200.00, Expiring 2/06/2015	20	100
S&P 500 Index, Strike Price $2,200.00, Expiring 2/20/2015	20	300

TOTAL CALL OPTIONS		$2,072

PUT OPTIONS – 0.0%**
S&P 500 Index, Strike Price $1,745.00, Expiring 2/13/2015	21	2,415
S&P 500 Index, Strike Price $1,770.00, Expiring 2/11/2015	21	2,452
S&P 500 Index, Strike Price $1,770.00, Expiring 2/17/2015	21	5,019
S&P 500 Index, Strike Price $1,775.00, Expiring 2/27/2015	21	12,285
S&P 500 Index, Strike Price $1,780.00, Expiring 2/02/2015	20	37
S&P 500 Index, Strike Price $1,790.00, Expiring 2/04/2015	21	483
S&P 500 Index, Strike Price $1,805.00, Expiring 2/09/2015	21	2,261
S&P 500 Index, Strike Price $1,810.00, Expiring 2/18/2015	21	7,912
S&P 500 Index, Strike Price $1,810.00, Expiring 2/25/2015	21	13,785

Description	Contracts	Value
S&P 500 Index, Strike Price $1,825.00, Expiring 2/06/2015	20	$1,000
S&P 500 Index, Strike Price $1,840.00, Expiring 2/23/2015	20	15,249
S&P 500 Index, Strike Price $1,845.00, Expiring 2/20/2015	20	12,500

TOTAL PUT OPTIONS		$75,398

TOTAL PURCHASED OPTIONS (COST $106,135)		$77,470

TOTAL INVESTMENTS IN SECURITIES – 96.2% (COST $206,151,875)		$205,301,087

WRITTEN OPTIONS – (0.1%)

CALL OPTIONS – 0.0%**
Compuware Corp., Strike Price $11.00, Expiring 2/20/2015	(625)	—
S&P 500 Index, Strike Price $2,060.00, Expiring 2/13/2015	(21)	(8,820)
S&P 500 Index, Strike Price $2,065.00, Expiring 2/17/2015	(21)	(8,967)
S&P 500 Index, Strike Price $2,065.00, Expiring 2/27/2015	(21)	(17,850)
S&P 500 Index, Strike Price $2,075.00, Expiring 2/11/2015	(21)	(3,590)
S&P 500 Index, Strike Price $2,080.00, Expiring 2/04/2015	(21)	(163)
S&P 500 Index, Strike Price $2,080.00, Expiring 2/09/2015	(21)	(2,034)
S&P 500 Index, Strike Price $2,080.00, Expiring 2/25/2015	(21)	(9,088)
S&P 500 Index, Strike Price $2,087.00, Expiring 2/18/2015	(21)	(4,082)
S&P 500 Index, Strike Price $2,090.00, Expiring 2/02/2015	(20)	(3)
S&P 500 Index, Strike Price $2,095.00, Expiring 2/23/2015	(20)	(4,366)
S&P 500 Index, Strike Price $2,100.00, Expiring 2/06/2015	(20)	(200)
S&P 500 Index, Strike Price $2,100.00, Expiring 2/20/2015	(20)	(2,600)

TOTAL CALL OPTIONS		$(61,763)

PUT OPTIONS – (0.1%)
S&P 500 Index, Strike Price $1,845.00, Expiring 2/13/2015	(21)	(7,560)
S&P 500 Index, Strike Price $1,870.00, Expiring 2/11/2015	(21)	(8,229)
S&P 500 Index, Strike Price $1,870.00, Expiring 2/17/2015	(21)	(15,651)
S&P 500 Index, Strike Price $1,875.00, Expiring 2/27/2015	(21)	(25,620)
S&P 500 Index, Strike Price $1,880.00, Expiring 2/02/2015	(20)	(450)

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      79

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Contracts	Value
S&P 500 Index, Strike Price $1,890.00, Expiring 2/04/2015	(21)	$(2,646)
S&P 500 Index, Strike Price $1,905.00, Expiring 2/09/2015	(21)	(11,498)
S&P 500 Index, Strike Price $1,910.00, Expiring 2/18/2015	(21)	(27,385)
S&P 500 Index, Strike Price $1,910.00, Expiring 2/25/2015	(21)	(36,866)
S&P 500 Index, Strike Price $1,925.00, Expiring 2/06/2015	(20)	(9,500)
S&P 500 Index, Strike Price $1,940.00, Expiring 2/23/2015	(20)	(44,510)
S&P 500 Index, Strike Price $1,945.00, Expiring 2/20/2015	(20)	(30,900)

TOTAL PUT OPTIONS		$(220,815)

TOTAL WRITTEN OPTIONS
(PREMIUMS RECEIVED $500,327)		$(282,578)

Description	Value

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS – 96.1%
$205,018,509

OTHER ASSETS LESS LIABILITIES – 3.9%	8,391,759

TOTAL NET ASSETS – 100.0%	$213,410,268

Cost of investments for Federal income tax purposes is $208,300,488. The net unrealized appreciation/(depreciation) of investments was $(2,999,401). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $493,400 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,492,801.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Investment Companies	$106,255,435	$—	$—	$106,255,435
Corporate Bonds	—	39,292,826	—	39,292,826
U.S. Government Obligations	—	23,999,706	—	23,999,706
Money Market Fund	35,675,650	—	—	35,675,650
Purchased Options	—	77,470	—	77,470

Total Investments	141,931,085	63,370,002	—	205,301,087

Other Financial Instruments^
Financial Futures Contracts	3,724,492	—	—	3,724,492

Total Assets	$145,655,577	$63,370,002	$—	$209,025,579

Liabilities
Other Financial Instruments^
Written Options	$—	$(282,578)	$—	$(282,578)

Total Liabilities	$—	$(282,578)	$—	$(282,578)

^	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as financial futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written options are reported at their market value at period end.

January 31, 2015 (unaudited)

80     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (concluded)

At January 31, 2015, the Wilmington Multi-Manager Alternatives Fund had the following outstanding foreign exchange contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD
2/2/2015	Bank of New York	1,732,063 Japanese Yen	$14,703	$14,750	$ (47)
2/2/2015	Bank of New York	120,649 Euro	136,159	136,333	(174)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$(221)

At January 31, 2015, the Wilmington Multi-Manager Alternatives Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
LONG POSITIONS:
US Dollar Norwegian Crone	March 2015	2	$200,703	$216,316	$ 15,613
US Dollar Swedish Krona	March 2015	2	199,430	218,610	19,180
SHORT POSITIONS:
Australian Dollar Future	March 2015	93	7,390,216	7,218,660	171,556
Canadian Dollar Future	March 2015	7	606,596	551,669	54,927
Euro Future	March 2015	380	57,100,454	53,656,000	3,444,454
Great Britain Pound Future	March 2015	2	195,631	188,163	7,468
Japanese Yen Future	March 2015	9	961,558	957,825	3,733
Mexican Peso Future	March 2015	7	240,976	233,415	7,561
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$3,724,492

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

Wilmington Multi-Manager Real Asset Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Par Value	Value
INFLATION-LINKED & FIXED INCOME SECURITIES – 55.9%
ASSET-BACKED SECURITIES – 0.6%
COLLATERALIZED LOAN OBLIGATION – 0.0%**
MAGI Funding PLC,
Series I-A, Class A, 1.31%, 4/11/21•,Ω	$88,276	$99,457
COMMERCIAL PAPER – 0.2%
Greensill Cap Scf,
0.00%, 3/04/15‡	1,000,000	995,166
DIVERSIFIED FINANCIAL SERVICES – 0.4%
Ameriquest Mortgage Securities Trust,
Series 2006-R1, Class M1, 0.56%, 3/25/36Δ	300,000	249,836
Bear Stearns Asset Backed Securities I Trust,
Series 2005-TC1, Class M2,
0.82%, 5/25/35Δ	545,623	425,640
Bear Stearns Asset Backed Securities Trust,
Series 2005-1, Class M2, 2.27%, 3/25/35Δ	500,000	459,805
Countrywide Asset-Backed Certificates,
Series 2006-6, Class 2A2, 0.35%, 9/25/36Δ	246,631	241,182
Venture VII CDO Ltd.,
Series 2006-7A, Class A1A,
0.49%, 1/20/22Δ,•,Ω	272,352	269,734

TOTAL DIVERSIFIED FINANCIAL SERVICES		$1,646,197
WHOLE LOAN – 0.0%
Credit-Based Asset Servicing and
Securitization LLC,
Series 2005-CB2, Class M2,
1.11%, 4/25/36Δ	241,321	199,427

TOTAL ASSET-BACKED SECURITIES
(COST $2,962,104)		$2,940,247
CORPORATE BONDS – 1.5%
ENERGY – 0.1%
Sabine Pass LNG LP,
Sr. Secured, 7.50%, 11/30/16	400,000	422,000
FINANCIALS – 1.3%
Ally Financial, Inc.,
Company Guaranteed, 5.50%, 2/15/17	569,000	598,872
Banco Espirito Santo,
Sr. Unsecured, 5.00%, 4/23/19	150,000	174,186
Banco Espirito Santo SA,
Sr. Unsecured, MTN, 7.00%, 3/04/16	100,000	115,642
Bank of America Corp.,
Sr. Unsecured, MTN, 3.96%, 10/21/25††	15,000,000	1,128,290
Barclays Bank PLC,
Sr. Unsecured, GMTN, 2.01%, 12/21/20††	7,500,000	506,855

Description	Par Value	Value
BPCE SA,
Subordinated, 4.63%, 7/11/24•,Ω	$700,000	$714,252
CIT Group, Inc.,
Sr. Unsecured, 4.25%, 8/15/17	594,000	606,623
Eksportfinans ASA,
Sr. Unsecured, 5.50%, 6/26/17	1,000,000	1,072,750
Ford Motor Credit Co. LLC,
Sr. Unsecured, 5.63%, 9/15/15	400,000	411,371
International Lease Finance Corp.,
Sr. Unsecured, 8.63%, 9/15/15	200,000	209,250
Intesa Sanpaolo SpA,
Company Guaranteed,
3.13%, 1/15/16	100,000	101,662
6.50%, 2/24/21•,Ω	300,000	360,314

TOTAL FINANCIALS		$6,000,067
UTILITIES – 0.1%
Dynegy Finance I/II, Inc.,
Sr. Secured, 6.75%, 11/01/19•,Ω	600,000	619,500

TOTAL CORPORATE BONDS
(COST $7,116,977)		$7,041,567
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 25.6%
GOVERNMENT – 25.6%
Brazil Notas do Tesouro Nacional Series B,
6.00%, 5/15/35	300,000BRL	287,915
6.00%, 5/15/45	1,508,000BRL	1,448,784
6.00%, 8/15/50	1,750,000BRL	1,695,678
Bundesrepublik Deutschland Bundesob-ligation Inflation Linked Bond,
0.75%, 4/15/18	15,822,967EUR	19,365,176
Canadian Government Bond,
1.25%, 12/01/47	2,339,951CAD	2,474,286
Colombian Tesoreria,
3.00%, 3/25/33	4,555,895,127COP	1,685,289
Deutsche Bundesrepublik Inflation Linked
Bond,
0.10%, 4/15/23	610,000EUR	762,078
France Government Bond OAT,
0.10%, 7/25/21	3,250,000EUR	3,895,671
0.25%, 7/25/18	14,200,000EUR	17,079,329
0.25%, 7/25/24	200,000EUR	246,089
1.00%, 7/25/17	734,988EUR	862,517
1.10%, 7/25/22	500,000EUR	689,463

January 31, 2015 (unaudited)

82     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value
2.10%, 7/25/23	$350,000EUR	$535,606
2.25%, 7/25/20	243,814EUR	319,275
Italy Buoni Poliennali Del Tesoro,
2.10%, 9/15/21	200,000EUR	269,078
2.25%, 4/22/17	2,689,389EUR	3,158,276
2.60%, 9/15/23	2,600,000EUR	3,892,776
2.35%, 9/15/24	760,000EUR	989,443
Mexican Udibonos,
4.00%, 11/15/40	23,789,372MXN	1,865,028
4.50%, 11/22/35	57,020,480MXN	4,758,934
New Zealand Government Bond,
Sr. Unsecured,
2.00%, 9/20/25	6,150,000NZD	4,742,039
3.00%, 9/20/30	2,025,000NZD	1,753,768
Poland Government Bond,
3.00%, 8/24/16	2,328,134PLN	646,723
Thailand Government Bond,
Unsecured, 1.25%, 3/12/28	39,250,118THB	1,057,599
U.K. Gilt Inflation Linked,
0.13%, 3/22/44	4,667,080GBP	9,459,990
0.25%, 3/22/52	849,872GBP	1,942,307
0.50%, 3/22/50	397,637GBP	953,521
0.63%, 3/22/40	356,274GBP	772,414
0.63%, 11/22/42	2,904,648GBP	6,562,959
0.75%, 3/22/34	2,214,520GBP	4,509,606
0.75%, 11/22/47	1,064,362GBP	2,641,571
1.13%, 11/22/37	826,436GBP	1,905,954
1.25%, 11/22/55	307,710GBP	970,474
0.13%, 3/22/29	1,277,999GBP	2,232,874
0.13%, 3/22/58	2,140,416GBP	4,988,285
0.13%, 3/22/24	4,455,024GBP	7,435,942

TOTAL GOVERNMENT		$118,856,717

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED
SECURITIES
(COST $123,052,865)		$118,856,717
FOREIGN GOVERNMENT SECURITIES – 5.0%
GOVERNMENT – 5.0%
Autonomous Community of Catalonia, Sr. Unsecured, 4.75%, 6/04/18	100,000EUR	124,286
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/01/23	8,330,000BRL	2,849,290
10.00%, 1/01/25	31,345,000BRL	10,564,372
Corp. Andina de Fomento,
11U, Unsecured, 3.95%, 10/15/21	4,387,817MXN	296,198
Hellenic Republic Government International Bond,
Sr. Unsecured, 4.50%, 7/03/17	30,000,000JPY	193,731
Hellenic Republic Treasury Bill, Series 26W,
2.02%, 2/06/15‡	1,000,000EUR	1,129,548

Description	Par Value	Value
2.04%, 4/14/15‡	$1,100,000EUR	$1,235,785
Italy Buoni Poliennali Del Tesoro,
5.00%,	1,500,000EUR	2,443,144
Mexican Bonos de Proteccion al Ahorro,
3.05%, 4/01/18Δ	15,500,000MXN	1,036,203
Mexican Udibonos,
4.00%, 11/08/46	10,573,054MXN	848,319
Slovenia Government Bond,
Sr. Unsecured, 3.00%, 4/08/21	1,000,000EUR	1,259,752
South Africa Government Bond,
Series R207, 7.25%, 1/15/20	15,475,000ZAR	1,365,702

TOTAL GOVERNMENT		$23,346,330

TOTAL FOREIGN GOVERNMENT SECURITIES
(COST $26,057,634)		$23,346,330
MORTGAGE-BACKED SECURITIES – 0.4%
WHOLE LOAN – 0.4%
BCAP LLC Trust,
Series 2009-RR6-I, Class 3A1,
2.80%, 12/26/37Δ,•,Ω	57,605	55,778
CIFC Funding 2011-I Ltd.,
Series 2011-1AR, Class A1R,
1.55%, 1/19/23Δ,•,Ω	1,000,000	1,000,000
JP Morgan Resecuritization Trust,
Series 2009-7, Class 13A1,
2.39%, 6/27/37Δ,•,Ω	53,949	53,169
Rise Ltd.,
2014-1, Class A, 4.75%, 2/15/39††	282,813	286,950
WAMU Mortgage Pass-Through Certificates,
Series 2006-AR14, Class 1A4,
1.96%, 11/25/36Δ	373,637	322,145
2.35%, 3/25/37Δ	159,537	150,583

TOTAL WHOLE LOAN		$1,868,625

TOTAL MORTGAGE-BACKED SECURITIES
(COST $1,785,698)		$1,868,625
U.S. GOVERNMENT AGENCY OBLIGATIONS – 0.1%
FEDERAL HOME LOAN BANK (FHLB) – 0.1%
Federal Home Loan Bank Discount Notes,
0.07%, 4/15/15‡	300,000	299,995
0.09%, 4/24/15‡	100,000	99,982

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$399,977

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $399,931)		$399,977
U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 22.7%
U.S. TREASURY INFLATION INDEXED BONDS – 11.8%
U.S. Treasury Inflation Indexed Bond,
0.13%, 4/15/18	5,550,000	5,772,148
0.13%, 4/15/19	17,000,000	17,453,336
0.13%, 1/15/23	1,500,000	1,556,695
0.75%, 2/15/42	3,530,000	3,898,493
1.38%, 2/15/44	3,350,000	4,190,256

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      83

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value
1.75%, 1/15/28	$680,000	$912,183
1.88%, 7/15/19	800,000	977,671
2.00%, 1/15/26	618,000	885,457
2.38%, 1/15/25	1,323,000	2,043,291
2.38%, 1/15/27	2,980,000	4,382,264
2.50%, 1/15/29	1,900,000	2,722,503
3.63%, 4/15/28	2,700,000	5,667,237
3.88%, 4/15/29	2,050,000	4,411,626

TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$54,873,160
U.S. TREASURY INFLATION INDEXED NOTES – 10.9%
U.S. Treasury Inflation Indexed Bond,
0.13%, 7/15/24*	11,700,000	11,817,192
U.S. Treasury Inflation Indexed Note,
0.13%, 1/15/22	5,650,000	5,988,187
0.13%, 7/15/22	7,200,000	7,539,320
0.38%, 7/15/23	1,750,000	1,842,789
0.63%, 7/15/21	2,710,000	2,994,295
1.13%, 1/15/21	9,100,000	10,586,593
1.25%, 7/15/20	6,500,000	7,652,041
1.63%, 1/15/18	1,750,000	2,101,104

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$50,521,521

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES
(COST $102,150,244)		$105,394,681

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES
(COST $263,525,453)		$259,848,144

	Number of Shares
REAL ESTATE RELATED SECURITIES – 41.0%
COMMON STOCKS – 10.0%
DIVERSIFIED REAL ESTATE ACTIVITIES – 4.9%
Alexander & Baldwin, Inc.	3,343	$127,903
Allreal Holding AG††	823	129,396
CapitaLand Ltd.††	548,700	1,408,278
City Developments Ltd.††	49,000	363,187
Consolidated-Tomoka Land Co.	629	34,312
Daito Trust Construction Co. Ltd.††	9,301	1,035,339
Daiwa House Industry Co. Ltd.††	68,906	1,268,944
Development Securities PLC††	18,118	65,835
Dic Asset AG††	9,282	96,968
Goldin Properties Holdings Ltd.*,††	96,000	54,926
Hang Lung Group Ltd.††	32,000	152,187
Hang Lung Properties Ltd.††	209,000	614,526
Heiwa Real Estate Co. Ltd.††	6,400	91,076
Henderson Land Development Co. Ltd.††	104,000	741,397
HKR International Ltd.††	60,800	31,231

Description	Number of Shares	Value
Kerry Properties Ltd.††	67,500	$238,516
Lend Lease Group††	53,752	692,844
Leopalace21 Corp.*,††	28,400	183,757
Mitsubishi Estate Co. Ltd.††	160,210	3,223,548
Mitsui Fudosan Co. Ltd.††	164,589	4,161,076
Mobimo Holding AG††	484	111,787
Property For Industry Ltd.††	30,878	35,329
Soundwill Holdings Ltd.††	54,000	88,034
Sumitomo Realty & Development Co. Ltd.††	57,500	1,834,085
Sun Hung Kai Properties Ltd.††	260,000	4,230,801
Takara Leben Co. Ltd.††	8,800	45,905
Tokyo Tatemono Co. Ltd.††	25,100	169,455
Tokyu Fudosan Holdings Corp.††	34,900	216,313
UOL Group Ltd.††	62,000	329,956
Wheelock & Co. Ltd.††	135,000	763,803

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$22,540,714
FINANCIALS – 1.3%
ALE Property Group††	22,174	59,302
Al-Rov (Israel) Ltd.*,††	2,782	74,922
Astro Japan Property Group††	10,795	41,983
Axia Real Estate Socimi SA*,††	2,470	31,052
Cedar Woods Properties Ltd.††	4,556	20,566
DCT Industrial Trust, Inc.	18,654	704,374
DNZ Property Fund Ltd.††	22,431	31,804
Education Realty Trust, Inc.	3,441	119,059
Elbit Imaging Ltd.*,††	22,440	38,438
Entra ASA*,††	5,463	58,576
GAGFAH SA*	32,470	723,545
Great Eagle Holdings Ltd.††	35,000	116,548
Healthcare Trust of America, Inc.	27,499	810,121
Invesco Office J-Reit, Inc.††	80	79,233
Iron Mountain, Inc.	13,753	547,920
Jeudan A/S††	797	70,842
Joel-Jerusalem Oil Exploration*,††	978	28,981
Kiwi Property Group Ltd.	74,066	71,130
Klovern AB-B Shs*	36,260	36,154
Lar Espana Real Estate Socimi SA*,††	2,094	21,094
Merlin Properties Socimi SA*,††	13,892	166,569
New Senior Investment Group, Inc.	8,143	134,685
Norstar Holdings, Inc.††	2,510	60,860
NorthWest Healthcare Properties Real Estate
Investment Trust	7,900	57,446
Novion Property Group††	83,531	149,887
Olav Thon Eiendomsselskap ASA††	5,280	106,615
Paramount Group, Inc.#,*	35,700	690,795
Parkway Life Real Estate Investment Trust††	54,000	97,035
Perennial Real Estate Holdings Ltd.*,††	35,647	27,826

January 31, 2015 (unaudited)

84     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Plaza Retail Real Estate Investment Trust	8,600	$28,628
Retrocom Real Estate Investment Trust	18,100	56,976
Shinoken Group Co. Ltd.††	2,800	32,011
TLG Immobilien AG*,††	2,575	40,217
Tribona AB*,††	6,323	28,981
United Industrial Corp. Ltd.††	35,000	91,134
Urban & Civic PLC*,††	11,314	46,813
Urban Edge Properties*	13,541	321,464
Villa World Ltd.††	19,108	31,138
WP GLIMCHER, Inc.	11,993	212,036

TOTAL FINANCIALS		$6,066,760
REAL ESTATE DEVELOPMENT – 1.1%
Aveo Group††	43,613	76,908
Cheung Kong Holdings Ltd.††	186,634	3,561,498
Conwert Immobilien Invest SE††	3,988	46,403
Forestar Group, Inc.*	5,730	76,037
Goldcrest Co. Ltd.††	1,800	28,052
Helical Bar PLC††	12,786	73,427
Howard Hughes Corp. (The)*	1,250	163,287
Keppel Land Ltd.††	26,000	87,190
New World China Land Ltd.††	264,000	164,375
Nexity SA*,††	3,537	139,271
Patrizia Immobilien AG*,††	2,555	44,802
Precinct Properties New Zealand Ltd.††	62,898	56,632
Selvaag Bolig ASA††	11,740	31,733
Sino Land Co. Ltd.††	226,000	377,940
St. Modwen Properties PLC††	19,036	119,734
Tag Immobilien AG††	12,979	168,587
Wing Tai Holdings Ltd.††	37,000	50,001

TOTAL REAL ESTATE DEVELOPMENT		$5,265,877
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
China Overseas Land & Investment Ltd.††	123,592	356,376
REAL ESTATE OPERATING COMPANIES – 2.5%
Aeon Mall Co. Ltd.††	13,600	225,455
Airport Facilities Co. Ltd.††	5,100	30,048
Argosy Property Ltd.††	58,962	48,672
Atrium Ljungberg AB*,††	2,092	31,525
Azrieli Group††	2,200	75,895
Buwog AG††	6,438	125,739
Capital & Counties Properties PLC††	64,375	372,032
Castellum AB††	12,730	200,171
Citycon OYJ††	9,711	32,925
Daejan Holdings PLC††	667	55,053
Deutsche Annington Immobilie SE*,††	11,449	397,641
Deutsche Euroshop AG††	1,721	79,734
Deutsche Wohnen AG*,††	41,440	1,076,457

Description	Number of Shares	Value
do Deutsche Office AG*,††	23,263	$93,637
Fabege AB††	10,564	144,205
Fastighets AB Balder*,††	4,764	68,895
Forest City Enterprises, Inc., Class A*	13,426	328,937
Gazit Globe Ltd.††	8,919	112,880
Global Logistic Properties Ltd.††	345,300	644,257
Grainger PLC††	45,014	130,861
Hemfosa Fastigheter AB*,††	4,890	104,936
Hongkong Land Holdings Ltd.††	217,381	1,609,570
Hufvudstaden AB††	32,704	428,372
Hulic Co. Ltd.††	10,700	97,194
Hysan Development Co. Ltd.††	69,000	333,489
Immofinanz AG*,††	10,625	24,279
Intershop Holdings AG††	211	84,990
Keihanshin Building Co. Ltd.††	11,300	67,185
Killam Properties, Inc.	6,336	55,397
Kungsleden AB††	15,009	114,979
LEG Immobilien AG††	18,837	1,442,365
Melisron Ltd.††	1,000	29,118
Platzer Fastigheter Holding, Class B*,††	7,280	31,350
PSP Swiss Property AG††	5,866	605,502
Quintain Estates & Development PLC*,††	39,479	57,195
S Immo AG††	10,793	83,539
Sagax AB††	6,013	39,885
Sponda OYJ††	33,377	153,718
Swire Properties Ltd.††	345,500	1,109,206
Swiss Prime Site††	4,582	397,460
Toc Co. Ltd.††	12,100	73,555
Unite Group PLC (The)††	35,082	258,390
Wallenstam AB††	10,092	167,078
Wihlborgs Fastigheter AB††	5,129	100,386

TOTAL REAL ESTATE OPERATING COMPANIES		$11,744,157
RETAIL – 0.0%**
Brixmor Property Group, Inc.	6,708	181,787
SPECIALIZED – 0.1%
Hilton Worldwide Holdings, Inc.*	11,600	301,252

TOTAL COMMON STOCKS
(COST $41,311,418)		$46,456,923
EXCHANGE-TRADED FUNDS – 1.0%
EQUITY FUNDS – 1.0%
SPDR Dow Jones International Real Estate ETF	51,700	2,226,202
Vanguard REIT ETF#	28,900	2,501,295

TOTAL EQUITY FUNDS		$4,727,497

TOTAL EXCHANGE-TRADED FUNDS
(COST $3,986,532)		$4,727,497
INVESTMENT COMPANIES – 0.1%

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      85

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
FINANCIAL SERVICES – 0.1%
F&C Commercial Property Trust Ltd.*,††	41,694	$87,595
Schroder Real Estate Investment Trust Ltd.††	35,581	32,132
Solvalor 61††	294	76,603
U.K. Commercial Property Trust††	34,242	46,262

TOTAL FINANCIAL SERVICES		$242,592

TOTAL INVESTMENT COMPANIES
(COST $236,609)		$242,592
PREFERRED STOCKS – 0.0%**
CONSUMER FINANCE – 0.0%**
SLM Corp. 3.56%	3,000	72,690

TOTAL PREFERRED STOCKS
(COST $71,100)		$72,690
REAL ESTATE INVESTMENT TRUSTS – 29.9%
DIVERSIFIED – 5.2%
Abacus Property Group††	43,103	102,005
Activia Properties, Inc.††	20	178,901
American Assets Trust, Inc.	2,676	118,761
American Realty Capital Properties, Inc.	125,567	1,163,378
ANF Immobilier††	3,061	78,663
Armada Hoffler Properties, Inc.	3,286	35,062
Artis Real Estate Investment Trust	4,911	60,098
British Land Co. PLC††	163,862	2,042,041
Canadian Real Estate Investment Trust	2,615	99,233
Chambers Street Properties	22,734	192,102
Cominar Real Estate Investment Trust	5,697	87,022
Confinimmo SA††	1,178	144,023
Cousins Properties, Inc.	1,987	21,936
Daiwa House Real Estate Investment Corp.††	21	101,791
Daiwa House Residential Investment Corp.††	38	178,434
Dream Global Real Estate Investment Trust	4,100	28,878
Duke Realty Corp.	71,930	1,570,232
Empire State Realty Trust, Inc.	7,601	138,338
First Potomac Realty Trust	4,414	56,499
First Real Estate Investment Trust††	92,000	89,404
Fonciere Des Regions*,††	1,580	161,848
Gecina SA††	1,356	177,680
Gladstone Commercial Corp.	1,641	28,553
Goodman Property Trust††	95,812	82,151
GPT Group††	149,087	522,730
Green Real Estate Investment Trust PLC*,††	25,250	37,885
H&R Real Estate Investment Trust	1,515	29,115
Hamborner Real Estate Investment Trust AG††	3,124	32,316
Hankyu Real Estate Investment Trust, Inc.††	64	83,173
Heiwa Real Estate Investment Trust, Inc.††	33	27,449
ICADE††	11,994	1,046,877

Description	Number of Shares	Value
Industria Real Estate Investment Trust††	37,595	$59,043
Investors Real Estate Trust#	13,684	112,893
Kenedix Office Investment Corp.††	103	611,665
Land Securities Group PLC††	143,901	2,758,011
Lexington Realty Trust	51,508	587,706
Liberty Property Trust#	23,723	956,037
Londonmetric Property PLC††	44,648	107,254
Mapletree Greater China Commercial Trust††	135,000	101,579
Mirvac Group††	774,787	1,158,872
Nieuwe Steen Investments NV††	81,768	366,031
NIPPON Real Estate Investment Trust
Investment Corp.††	11	34,896
Nomura Real Estate Master Fund, Inc.††	161	201,830
One Liberty Properties, Inc.	1,381	33,848
Premier Investment Corp.††	15	80,294
PS Business Parks, Inc.	1,520	127,847
Sekisui House Si Residential Investment Corp.††	115	129,834
Select Income Real Estate Investment Trust	4,720	117,386
Shaftesbury PLC††	20,716	242,312
Spirit Realty Capital, Inc.	93,894	1,207,477
Spring Real Estate Investment Trust††	65,000	31,357
Starts Proceed Investment Corp.††	17	31,452
Stockland††	392,413	1,330,906
Sunlight Real Estate Investment Trust††	177,000	89,418
Suntec Real Investment Trust††	504,800	700,324
Tokyu Real Estate Investment Trust, Inc.††	91	120,593
Top Real Estate Investment Trust, Inc.††	13	55,777
United Urban Investment Corp.††	458	733,151
Vornado Realty Trust#	27,083	2,991,047
Washington Real Estate Investment Trust	4,991	143,292
Wereldhave NV*,††	364	26,190
Whitestone Real Estate Investment Trust	1,951	30,611
Winthrop Realty Trust	2,434	38,944

TOTAL DIVERSIFIED		$24,034,455
DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**
Nomura Real Estate Holdings, Inc.††	12,200	205,287
FINANCIALS – 0.2%
CT Real Estate Investment Trust	2,626	26,700
Orix JREIT, Inc.††	451	675,824

TOTAL FINANCIALS		$702,524
INDUSTRIALS – 1.9%
Ascendas Real Estate Investment Trust††	204,000	370,482
Australian Industrial Real Estate Investment Trust††	41,622	74,503
Bwp Trust††	75,742	167,429

January 31, 2015 (unaudited)

86     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
EastGroup Properties, Inc.	2,367	$153,003
First Industrial Realty Trust, Inc.	9,049	196,635
GLP J-REIT††	463	525,909
Goodman Group††	264,065	1,251,839
Granite Real Estate Investment Trust	3,100	108,806
Hansteen Holdings PLC††	69,778	118,486
Industrial & Infrastructure Fund Investment
Corp.††	30	151,492
Japan Logistics Fund, Inc.††	68	145,663
Mapletree Industrial Trust††	88,000	99,387
Mapletree Logistics Trust††	110,000	97,478
Monmouth Real Estate Investment Corp.	4,131	48,787
Nippon Prologis REIT, Inc.††	319	751,070
Prologis, Inc.	80,412	3,629,798
Pure Industrial Real Estate Trust	20,600	78,464
Rexford Industrial Realty, Inc.	4,240	67,925
Segro PLC††	60,228	372,972
STAG Industrial, Inc.	4,083	106,975
Terreno Realty Corp.	2,510	57,228
Warehouses de Pauw SCA††	1,047	80,479

TOTAL INDUSTRIALS		$8,654,810
OFFICE – 4.6%
Alexandria Real Estate Equities, Inc.	5,392	525,828
Allied Properties Real Estate Investment
Trust	4,335	136,460
BioMed Realty Trust, Inc.	41,252	1,008,611
Boston Properties, Inc.	17,609	2,444,129
Brandywine Realty Trust	42,495	705,842
CapitaCommercial Trust††	700,200	915,496
Champion Real Estate Investment Trust††	308,000	150,840
Columbia Property Trust, Inc.	7,769	190,107
Coresite Realty Corp.	1,615	70,753
Corporate Office Properties Trust	7,659	229,770
CyrusOne, Inc.	2,641	74,080
Daiwa Office Investment Corp.††	25	145,034
Derwent London PLC††	22,202	1,084,933
Dexus Property Group††	38,932	232,505
Digital Realty Trust, Inc.	10,185	742,894
Douglas Emmett, Inc.	37,074	1,055,868
Dream Office Real Estate Investment Trust	7,300	156,031
DuPont Fabros Technology, Inc.	4,850	180,711
Equity Commonwealth	9,064	238,836
Franklin Street Properties Corp.	9,236	118,960
Global One Real Estate Investment Corp.††	19	78,805
Government Properties Income Trust	6,371	145,259
Gramercy Property Trust, Inc.	7,721	53,429
Great Portland Estates PLC††	80,573	950,437
Highwoods Properties, Inc.	15,157	712,379

Description	Number of Shares	Value
Hudson Pacific Properties, Inc.	4,127	$133,508
Investa Office Fund††	197,668	591,162
Japan Excellent, Inc.††	121	155,186
Japan Prime Realty Investment Corp.††	57	199,103
Japan Real Estate Investment Corp.††	251	1,219,458
Kilroy Realty Corp.	23,461	1,739,633
Mack-Cali Realty Corp.	9,666	188,584
MID Real Estate Investment Trust, Inc.††	12	30,694
Mori Hills Real Estate Investment Trust Investment Corp.††	126	178,136
Mori Trust Sogo Real Estate Investment Trust, Inc.††	102	212,208
New York Real Estate Investment Trust, Inc.	12,191	127,152
Nippon Building Fund, Inc.††	193	949,656
Nomura Real Estate Office Fund, Inc.††	27	137,973
Parkway Properties, Inc.	6,206	113,570
Piedmont Office Realty Trust, Inc.	11,569	225,943
Prosperity Real Estate Investment Trust††	91,000	33,734
QTS Realty Trust, Inc.	1,013	38,504
SL Green Realty Corp.	19,562	2,464,812
Workspace Group PLC*,††	11,332	134,294

TOTAL OFFICE		$21,221,307
REAL ESTATE DEVELOPMENT – 0.0%**
Picton Property Income Ltd.††	33,236	34,771
REAL ESTATE OPERATING COMPANIES – 0.1%
Atrium European Real Estate Ltd.††	27,546	128,359
Growthpoint Properties Australia Ltd.††	33,826	75,488
NTT Urban Development Corp.††	36,200	347,310

TOTAL REAL ESTATE OPERATING COMPANIES		$551,157
RESIDENTIAL – 3.9%
Advance Residence Investment Corp.††	107	274,004
Aedifica SA††	700	46,835
American Campus Communities, Inc.	8,709	382,848
American Homes 4 Rent	12,041	200,964
American Residential Properties, Inc.*	1,532	26,825
Apartment Investment & Management Co.	11,029	439,616
Ascott Residence Trust††	63,000	58,824
Associated Estates Realty Corp.	4,349	108,334
AvalonBay Communities, Inc.	18,598	3,217,268
Boardwalk Real Estate Investment Trust	6,576	317,389
Camden Property Trust	6,413	494,122
Canadian Apartment Properties Real Estate Investment Trust	6,504	145,722
Comforia Residential Real Estate Investment Trust, Inc.††	26	56,776
Equity Lifestyle Properties, Inc.	5,965	326,464
Equity Residential	55,437	4,302,466

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      87

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Essex Property Trust, Inc.	11,167	$2,524,300
Home Properties, Inc.	4,379	308,719
Ichigo Real Estate Investment Corp.††	78	61,166
Independence Realty Trust, Inc.	3,100	29,512
InterRent Real Estate Investment Trust	6,334	31,603
Invincible Investment Corp.††	166	74,013
Japan Rental Housing Investments, Inc.††	99	78,696
Kenedix Residential Investment Corp.††	19	55,052
Mid-America Apartment Communities, Inc.	5,677	450,300
Milestone Apartments Real Estate Investment Trust	2,900	30,582
Nippon Accommodations Fund, Inc.††	38	156,915
Nomura Real Estate Residential Fund, Inc.††	19	110,183
Northern Property Real Estate Investment Trust	3,700	71,775
Post Properties, Inc.	13,796	838,107
Preferred Apartment Communities, Inc.	3,500	35,385
Silver Bay Realty Trust Corp.	4,617	71,933
Sun Communities, Inc.	11,346	768,465
UDR, Inc.	59,514	1,979,436
UMH Properties, Inc.	3,172	30,546

TOTAL RESIDENTIAL		$18,105,145
RETAIL – 8.8%
Acadia Realty Trust	4,329	156,667
Aeon Real Estate Investment Trust
Investment Corp.††	95	129,998
Agree Realty Corp.	998	34,571
Alexander’s, Inc.	247	114,568
AmReal Estate Investment Trust, Inc.	1,359	36,122
Calloway Real Estate Investment Trust	7,151	178,564
CapitaMall Trust††	398,600	614,893
CapitaRetail China Trust††	49,000	62,001
CBL & Associates Properties, Inc.	15,254	314,537
Cedar Realty Trust, Inc.	4,681	37,261
Charter Hall Retail Real Estate Investment Trust††	15,427	52,476
DDR Corp.	77,850	1,525,860
Equity One, Inc.	6,112	166,491
Eurocommercial Properties NV††	6,127	272,705
Excel Trust, Inc.	4,465	62,689
Federal Realty Investment Trust	5,033	723,594
Federation Centres Ltd.††	370,589	869,214
Fortune Real Estate Investment Trust††	142,000	159,026
Frasers Centrepoint Trust††	100,000	152,689
Fukuoka Real Investment Trust Corp.††	59	118,993
General Growth Properties, Inc.	97,201	2,933,526
Getty Realty Corp.	3,637	67,394
Hammerson PLC††	146,191	1,512,759

Description	Number of Shares	Value
Inland Real Estate Corp.	6,326	$71,990
Intu Properties PLC††	38,766	212,752
Japan Retail Fund Investment Corp.††	690	1,494,608
Kimco Realty Corp.	76,213	2,107,289
Kite Realty Group Trust	6,126	187,211
Klepierre††	51,700	2,432,882
Link REIT (The)††	281,900	1,906,969
Macerich Co. (The)	23,560	2,026,396
Mapletree Commercial Trust††	100,000	111,981
Mercialys SA††	18,129	438,787
Morguard Real Estate Investment Trust	10	145
National Retail Properties, Inc.	9,262	396,784
Pennsylvania Real Estate Investment Trust	5,171	123,742
Ramco-Gershenson Properties Trust	22,105	432,595
Realty Income Corp.#	16,728	908,498
Regency Centers Corp.	6,927	474,915
Retail Opportunity Investments Corp.	8,569	151,414
Retail Properties of America, Inc.	17,621	311,715
RioCan Real Estate Investment Trust	11,962	277,140
Rouse Properties, Inc.#	4,151	77,167
Saul Centers, Inc.	957	54,635
Scentre Group*,††	556,566	1,635,348
Shopping Centres Australasia Property Group††	34,722	51,958
Simon Property Group, Inc.	37,781	7,505,573
Tanger Factory Outlet Centers, Inc.	15,128	595,286
Taubman Centers, Inc.	12,191	999,053
Unibail-Rodamco SE††	12,842	3,617,049
Urstadt Biddle Properties, Inc.	1,937	45,519
Vastned Retail NV††	648	32,127
Weingarten Realty Investors	8,402	314,907
Westfield Corp.††	221,114	1,686,697
Yuexiu Real Estate Investment Trust††	136,000	71,737

TOTAL RETAIL		$41,051,467
SPECIALIZED – 5.2%
Ashford Hospitality Prime, Inc.	4,129	70,854
Ashford Hospitality Trust, Inc.	2,893	30,434
Aviv Real Estate Investment Trust, Inc.	1,925	75,710
Big Yellow Group PLC††	12,620	115,874
CareTrust Real Estate Investment Trust, Inc.	2,417	32,581
CDL Hospitality Trusts††	50,000	66,438
Chartwell Retirement Residences	11,453	113,926
Chatham Lodging Trust	1,959	60,984
Chesapeake Lodging Trust	4,775	175,338
Corrections Corp. of America	9,592	377,157
CubeSmart	11,837	291,664

January 31, 2015 (unaudited)

88     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
DiamondRock Hospitality Co.	14,595	$212,065
EPR Properties	4,615	300,252
Extra Space Storage, Inc.	8,213	542,058
FelCor Lodging Trust, Inc.	8,425	84,334
Folkestone Education Trust††	17,729	27,586
Gaming and Leisure Properties, Inc.	7,800	254,514
Geo Group, Inc. (The)	5,461	237,663
HCP, Inc.	34,530	1,632,924
Health Care REIT, Inc.	54,506	4,466,767
Healthcare Realty Trust, Inc.	27,219	819,020
Hersha Hospitality Trust	14,443	96,479
Hospitality Properties Trust	12,768	416,109
Host Hotels & Resorts, Inc.	139,824	3,200,571
InnVest Real Estate Investment Trust	11,769	57,886
Japan Hotel REIT Investment Corp.††	458	301,825
LaSalle Hotel Properties	9,019	364,909
LTC Properties, Inc.	2,588	121,429
Medical Properties Trust, Inc.	12,856	197,597
National Health Investors, Inc.	2,193	163,949
Omega Healthcare Investors, Inc.	9,414	412,898
Pebblebrook Hotel Trust	15,255	708,442
Physicians Realty Trust	2,587	45,635
Primary Health Properties PLC††	7,489	42,367
Public Storage	15,358	3,084,501
Regal Real Estate Investment Trust††	106,000	29,915
RLJ Lodging Trust	9,851	335,624
Ryman Hospitality Properties, Inc.	3,803	208,785
Sabra Health Care Real Estate Investment
Trust, Inc.	4,628	151,336
Safestore Holdings PLC††	79,288	322,403
Senior Housing Properties Trust#	16,567	385,845
Sovran Self Storage, Inc.	2,465	233,559
Strategic Hotels & Resorts, Inc.*	57,615	773,193
Summit Hotel Properties, Inc.	6,545	83,907
Sunstone Hotel Investors, Inc.	42,565	725,733
Universal Health Realty Income Trust	969	52,064
Ventas, Inc.#	22,292	1,779,125

TOTAL SPECIALIZED		$24,284,229

TOTAL REAL ESTATE INVESTMENT TRUSTS
(COST $106,659,975)		$138,845,152
WARRANTS – 0.0%**
REAL ESTATE DEVELOPMENT – 0.0%**
Sun Hung Kai Properties Ltd., Expire
5/22/16*	4,725	17,066

TOTAL WARRANTS
(COST $1,462)		$17,066

TOTAL REAL ESTATE RELATED SECURITIES
(COST $152,267,096)		$190,361,920

Description	Number of Shares	Value
COMMODITY RELATED SECURITIES – 13.0%
INVESTMENT COMPANIES – 13.0%
COMMODITY FUNDS – 13.0%
Credit Suisse Commodity Return Strategy Fund, Class I*	6,386,150	$37,039,672
PIMCO CommoditiesPLUS Strategy Fund*	3,200,178	23,361,300

TOTAL COMMODITY FUNDS		$60,400,972

TOTAL INVESTMENT COMPANIES
(COST $73,484,657)		$60,400,972

TOTAL COMMODITY RELATED SECURITY
(COST $73,484,657)		$60,400,972

	Notional Amount
PURCHASED OPTIONS – 0.0%**
CALL OPTIONS – 0.0%**
IRO USD 1Y MYC, Strike Price $0.80,
Expiring 1/19/2016	$9,200,000	$14,493
PUT OPTIONS – 0.0%**
IRO USD 30Y MYC, Strike Price $2.68,
Expiring 12/11/2017	1,000,000	78,391

TOTAL PURCHASED OPTIONS
(COST $154,720)		$92,884

	Number of Shares
SHORT-TERM INVESTMENTS – 0.7%
MONEY MARKET FUNDS – 0.4%
Dreyfus Cash Management Fund,
Institutional Shares, 0.03%^	1,689,916	1,689,916

	Par Value
REPURCHASE AGREEMENT – 0.3%
Goldman Sachs Co., 0.12%, dated 01/30/15, due 02/02/15, repurchase price $1,600,016, collateralized by a U.S. Government Security 3.50%, maturing 09/01/42; total market value of $1,643,962.	$1,600,000	1,600,000

TOTAL REPURCHASE AGREEMENT
(COST $1,600,000)		$1,600,000

TOTAL SHORT-TERM INVESTMENT
(COST $3,289,916)		$3,289,916

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      89

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.5%
REPURCHASE AGREEMENT – 1.5%

Citigroup Global Markets, Inc., 0.08%, dated 01/30/15, due 02/02/15, repurchase price $1,696,422, collateralized by U.S. Government Securities 0.00% to 6.00%, maturing 01/12/18 to 02/01/45; total market value of $1,730,339.	$1,696,411	$1,696,411
HSBC Securities USA, Inc., 0.05%, dated 01/30/15, due 02/02/15, repurchase price $1,696,418, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 02/09/15 to 07/15/32; total market value of $1,730,341.	1,696,411	1,696,411
JP Morgan Securities LLC, 0.08%, dated 01/30/15, due 02/02/15, repurchase price $1,696,422, collateralized by U.S. Government Securities 2.50% to 9.00%, maturing 12/01/15 to 01/01/48; total market value of $1,730,354.	1,696,411	1,696,411
Mizuho Securities USA, Inc., 0.08%, dated 01/30/15, due 02/02/15, repurchase price $1,696,422, collateralized by U.S. Government & Treasury Securities 0.00% to 4.50%, maturing 02/12/15 to 01/20/45; total market value of $1,731,311.	1,696,411	1,696,411
RBC Capital Markets LLC, 0.08%, dated 01/30/15, due 02/02/15, repurchase price $357,130, collateralized by U.S. Government Securities 1.31% to 5.50%, maturing 11/01/24 to 05/01/50; total market value of $364,271.	357,128	357,128

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $7,142,772)		$7,142,772

TOTAL INVESTMENTS IN SECURITIES BEFORE WRITTEN OPTIONS – 112.1%
(COST $499,864,614)		$521,136,608

	Notional Amount
WRITTEN OPTIONS – (0.1%)
CALL OPTIONS – 0.0%**
Gold Futures Comex Mar15C, Strike Price $1,275.00, Expiring 2/24/2015	$(4)	$(7,280)
Gold Futures Comex Mar15C, Strike Price $1,275.00, Expiring 2/24/2015	(8)	(20,320)
IRO USD 1Y MYC, Strike Price $0.52, Expiring 1/19/2016	(9,200,000)	(5,707)
IRO USD 1Y MYC, Strike Price $0.66, Expiring 1/19/2016	(9,200,000)	(9,483)
U.S. 10Y Futures Mar15C, Strike Price $131.50, Expiring 2/20/2015	(34)	(17,531)

TOTAL CALL OPTIONS		$(60,321)

	Notional
Description	Amount	Value
CALL SWAPTIONS – (0.1%)**
ITRAXX Eu22 5Y SOG, Strike Price $0.55, Expiring 2/18/2015	$(400,000)	$(207)
ITRAXX Eu22 5Y BOA, Strike Price $0.55, Expiring 2/18/2015	(400,000)	(207)
ITRAXX Eu22 5Y GST, Strike Price $0.50, Expiring 3/18/2015	(7,900,000)	(3,535)
ITRAXX Eu22 5Y JPM, Strike Price $0.50, Expiring 3/18/2015	(13,500,000)	(6,041)
ITRAXX Eu22 5Y JPM, Strike Price $0.55, Expiring 2/18/2015	(100,000)	(52)
U.S. Dollar vs BRL, Strike Price $2.68, Expiring 6/29/2015	(1,715,000)	(99,957)
U.S. Dollar vs BRL, Strike Price $2.68, Expiring 7/01/2015	(370,000)	(21,790)

TOTAL CALL SWAPTIONS		$(131,789)
PUT OPTIONS – 0.0%**
CDX LG23 5Y V1 BOA, Strike Price $1.00, Expiring 4/15/2015	(1,400,000)	(1,112)
CDX LG23 5Y V1 BRC, Strike Price $0.90, Expiring 3/18/2015	(400,000)	(265)
CDX LG23 5Y V1 BRC, Strike Price $1.00, Expiring 4/15/2015	(1,300,000)	(1,033)
CDX LG23 5Y V1 CBK, Strike Price $0.90, Expiring 3/18/2015	(500,000)	(331)
CDX LG23 5Y V1 FBF, Strike Price $0.90, Expiring 3/18/2015	(400,000)	(265)
CDX LG23 5Y V1 JPM, Strike Price $0.90, Expiring 3/18/2015	(200,000)	(132)
CDX LG23 5Y V1 JPM, Strike Price $1.00, Expiring 4/15/2015	(200,000)	(159)
IRO USD 10Y JPM, Strike Price $2.75, Expiring 2/18/2015	(900,000)	—
IRO USD 10Y MYC, Strike Price $2.75, Expiring 2/18/2015	(1,600,000)	—
IRO USD 5Y MYC, Strike Price $2.50, Expiring 12/11/2017	(4,200,000)	(85,035)
U.S. 10Y Futures Mar15C, Strike Price $128.50, Expiring 2/20/2015	(34)	(3,719)

TOTAL PUT OPTIONS		$(92,051)
PUT SWAPTIONS – 0.0%**
INF Cap U.S. 10Y JPM, Strike Price $4.00, Expiring 4/22/2024	(100,000)	(217)
INF Cap U.S. 10Y JPM, Strike Price $4.00, Expiring 4/22/2024	(1,300,000)	(2,670)
INF FLOOR USD, Strike Price $216.69, Expiring 4/07/2020	(2,600,000)	(1,463)
ITRAXX Eu22 5Y BOA, Strike Price $0.85, Expiring 2/18/2015	(400,000)	(59)
ITRAXX Eu22 5Y GST, Strike Price $0.85, Expiring 3/18/2015	(7,900,000)	(4,986)

January 31, 2015 (unaudited)

90     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

	Notional
Description	Amount	Value
ITRAXX Eu22 5Y JPM, Strike Price $0.85, Expiring 2/18/2015	$(100,000)	$(15)
ITRAXX Eu22 5Y JPM, Strike Price $0.85, Expiring 3/18/2015	(13,500,000)	(8,520)
ITRAXX Eu22 5Y SOG, Strike Price $0.85, Expiring 2/18/2015	(400,000)	(59)

TOTAL PUT SWAPTIONS		$(17,989)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $360,878)		$(302,150)

Description	Value
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS – 112.0%	$520,834,458
COLLATERAL FOR SECURITIES ON LOAN – (1.5%)	(7,142,772)
OTHER LIABILITIES LESS ASSETS – (10.5%)	(48,797,516)

TOTAL NET ASSETS – 100.0%	$464,894,170

Cost of investments for Federal income tax purposes is $511,022,339. The net unrealized appreciation/(depreciation) of investments was $9,812,119. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $49,221,107 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,408,988.

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      91

Wilmington Multi-Manager Real Asset Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets

Investments in Securities
Inflation-Linked & Fixed Income Securities
Asset-Backed Securities	$—	$2,940,247	$—	$2,940,247
Corporate Bonds	—	7,041,567	—	7,041,567
Foreign Government Inflation-Linked Securities	—	118,856,717	—	118,856,717
Foreign Government Securities	—	23,346,330	—	23,346,330
Mortgage-Backed Securities	—	1,868,625	—	1,868,625
U.S. Government Agency Obligations	—	399,977	—	399,977
U.S. Government Inflation-Linked Securities	—	105,394,681	—	105,394,681

Real Estate Related Securities
Common Stocks	5,783,245	40,673,678	—	46,456,923
Exchange-Traded Funds	4,727,497	—	—	4,727,497
Investment Companies	—	242,592	—	242,592
Preferred Stocks	72,690	—	—	72,690
Real Estate Investment Trusts	92,196,589	46,648,563	—	138,845,152
Warrants	17,066	—	—	17,066

Commodity Related Securities
Investment Companies	60,400,972	—	—	60,400,972

Purchased Options	—	92,884	—	92,884

Short-Term Investments
Money Market Funds	1,689,916	—	—	1,689,916
Repurchase Agreements	—	8,742,772	—	8,742,772

Total Investments	164,887,975	356,248,633	—	521,136,608

Other Financial Instruments^
Forward Foreign Currency Contracts	—	9,753,009	—	9,753,009
Financial Futures Contracts	3,936	—	—	3,936
Credit Default Swaps	—	445,147	—	445,147
Interest Rate Swaps	—	760,303	—	760,303

Total Assets	$164,891,911	$367,207,092	$—	$532,099,003

Liabilities

Other Financial Instruments^
Written Options	$—	$(302,150)	$—	$(302,150)
Forward Foreign Currency Contracts	—	(912,324)	—	(912,324)
Financial Futures Contracts	(742,936)	—	—	(742,936)
Credit Default Swaps	—	(1,280,700)	—	(1,280,700)
Interest Rate Swaps	—	(1,899,083)	—	(1,899,083)

Total Liabilities	$(742,936)	$(4,394,257)	$—	$(5,137,193)

^	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments. Financial futures contracts, credit default swaps, interest rate swaps and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument. Written options are reported at their market value at period end.

January 31, 2015 (unaudited)

92     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

At January 31, 2015, the Wilmington Multi-Manager Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

					Unrealized
		Contracts to	Contract	Contract	Appreciation
Settlement Date	Counterparty	Deliver/Receive	Amount	at Value	(Depreciation)
CONTRACTS PURCHASED
2/2/2015	Bank of Tokyo	28,535 Singapore Dollar	$21,111	$21,093	$(18)
2/3/2015	Banc of America Securities	54,929,000 Euro	61,992,869	62,071,016	78,147
2/3/2015	JP Morgan Securities	34,648,671 Thai Baht	1,058,298	1,058,466	168
2/3/2015	Banc of America Securities	32,441,000 Japanese Yen	273,926	276,266	2,340
2/3/2015	Banc of America Securities	27,018,000 Pound Sterling	40,740,442	40,693,865	(46,577)
2/3/2015	JP Morgan Securities	16,655,873 Brazilian Real	6,327,017	6,202,530	(124,487)
2/3/2015	Deutsche Bank	14,684,051 Brazilian Real	5,515,551	5,468,237	(47,314)
2/3/2015	Societe General Securities	8,285,841 New Zealand Dollar	6,159,588	6,026,684	(132,904)
2/3/2015	Barclays Bank International	5,326,223 Brazilian Real	2,000,610	1,983,448	(17,162)
2/3/2015	Credit Suisse	3,354,401 Brazilian Real	1,307,759	1,249,155	(58,604)
2/3/2015	Chase Manhattan Corp.	462,000 Euro	541,525	522,070	(19,455)
2/3/2015	Banc of America Securities	107,000 Euro	126,395	120,912	(5,483)
2/4/2015	Bank of Tokyo	779 Singapore Dollar	575	576	1
2/5/2015	Credit Suisse	110,359,212 Mexican Peso	7,556,262	7,360,090	(196,172)
2/5/2015	Citigroup Global Markets	2,625,000 Mexican Peso	185,630	175,067	(10,563)
2/5/2015	HSBC Securities, Inc.	2,505,035 Mexican Peso	170,000	167,066	(2,934)
2/5/2015	Deutsche Bank	1,770,300 Mexican Peso	120,000	118,065	(1,935)
2/26/2015	Deutsche Bank	116,921,040 Indian Rupee	1,884,000	1,878,152	(5,848)
2/26/2015	Banc of America Securities	4,529,466 Malaysian Ringgit	1,369,329	1,245,842	(123,487)
4/13/2015	JP Morgan Securities	144,738,563 Indian Rupee	2,272,191	2,301,223	29,032
4/13/2015	Citigroup Global Markets	53,447,649 Indian Rupee	857,405	849,773	(7,632)
4/13/2015	Citigroup Global Markets	50,000,971 Indian Rupee	805,156	794,974	(10,182)
CONTRACTS SOLD
2/3/2015	Citigroup Global Markets	50,132,000 Euro	61,458,824	56,650,297	4,808,527
2/3/2015	Banc of America Securities	34,648,671 Thai Baht	1,060,565	1,058,466	2,099
2/3/2015	Banc of America Securities	32,441,000 Japanese Yen	270,567	276,266	(5,699)
2/3/2015	Banc of America Securities	24,744,000 Pound Sterling	38,656,265	37,268,821	1,387,444
2/3/2015	JP Morgan Securities	16,655,873 Brazilian Real	6,256,197	6,202,530	53,667
2/3/2015	Deutsche Bank	14,684,051 Brazilian Real	5,551,836	5,468,237	83,599
2/3/2015	Societe General Securities	8,285,841 New Zealand Dollar	6,417,169	6,026,684	390,485
2/3/2015	Barclays Bank International	5,326,223 Brazilian Real	2,059,080	1,983,448	75,632
2/3/2015	Goldman Sachs & Company	5,133,000 Euro	6,255,895	5,800,406	455,489
2/3/2015	Credit Suisse	3,354,401 Brazilian Real	1,259,963	1,249,155	10,808
2/3/2015	Citigroup Global Markets	2,274,000 Pound Sterling	3,509,347	3,425,044	84,303
2/3/2015	Banc of America Securities	233,000 Euro	275,762	263,295	12,467
2/3/2015	Bank of Tokyo	4,171 Singapore Dollar	3,080	3,083	(3)
2/5/2015	Chase Manhattan Corp.	26,716,031 Mexican Peso	1,889,194	1,781,749	107,445
2/5/2015	CLSA Ltd.	26,716,031 Mexican Peso	1,889,007	1,781,749	107,258
2/5/2015	Royal Bank of Canada	17,726,486 Mexican Peso	1,341,544	1,182,217	159,327
2/5/2015	Chase Manhattan Corp.	15,136,000 Mexican Peso	1,036,840	1,009,452	27,388
2/5/2015	Barclays Bank International	13,599,000 Mexican Peso	930,221	906,946	23,275
2/5/2015	HSBC Securities, Inc.	9,633,000 Mexican Peso	688,317	642,445	45,872
2/5/2015	Barclays Bank International	4,234,000 Mexican Peso	310,613	282,374	28,239
2/5/2015	Chase Manhattan Corp.	2,354,000 Mexican Peso	170,567	156,993	13,574
2/5/2015	Deutsche Bank	1,145,000 Mexican Peso	78,454	76,362	2,092
2/26/2015	Banc of America Securities	555,441,000 South Korean Won	510,000	507,399	2,601

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      93

Wilmington Multi-Manager Real Asset Fund (continued)

					Unrealized
		Contracts to	Contract	Contract	Appreciation
Settlement Date	Counterparty	Deliver/Receive	Amount	at Value	(Depreciation)
CONTRACTS SOLD (continued)
2/26/2015	Banc of America Securities	196,524,000 South Korean Won	$180,000	$179,526	$474
2/26/2015	Citigroup Global Markets	53,447,649 Indian Rupee	863,591	858,552	5,039
2/26/2015	Citigroup Global Markets	50,000,971 Indian Rupee	810,783	803,187	7,596
3/3/2015	Banc of America Securities	32,441,000 Japanese Yen	274,005	276,343	(2,338)
3/3/2015	JP Morgan Securities	16,655,873 Brazilian Real	6,281,561	6,157,162	124,399
3/3/2015	Societe General Securities	8,285,841 New Zealand Dollar	6,142,668	6,011,049	131,619
3/3/2015	Credit Suisse	3,354,401 Brazilian Real	1,298,143	1,240,018	58,125
3/3/2015	Citigroup Global Markets	2,697,019 Canadian Dollar	2,353,789	2,121,557	232,232
3/3/2015	Citigroup Global Markets	1,091,000 Pound Sterling	1,645,677	1,642,936	2,741
3/19/2015	Banc of America Securities	26,769,879 Mexican Peso	1,885,296	1,780,496	104,800
3/19/2015	Societe General Securities	4,916,269 Mexican Peso	345,936	326,987	18,949
4/2/2015	JP Morgan Securities	13,782,674 Brazilian Real	5,683,694	5,046,137	637,557
4/7/2015	Banc of America Securities	54,929,000 Euro	62,023,849	62,107,511	(83,662)
4/7/2015	Banc of America Securities	27,018,000 Pound Sterling	40,722,610	40,675,792	46,818
4/22/2015	Credit Suisse	110,359,212 Mexican Peso	7,518,938	7,325,349	193,589
4/30/2015	Barclays Bank International	15,095,706 South African Rand	1,289,537	1,278,223	11,314
5/18/2015	JP Morgan Securities	34,648,671 Thai Baht	1,051,553	1,053,344	(1,791)
6/3/2015	Credit Suisse	4,073,311,320 Colombian Peso	1,749,554	1,651,121	98,433
7/2/2015	Deutsche Bank	7,437,424 Brazilian Real	2,741,402	2,653,357	88,045
7/2/2015	Credit Suisse	5,052,615 Brazilian Real	1,800,326	1,802,559	(2,233)
7/30/2015	JP Morgan Securities	2,644,636 Polish Zloty	704,241	710,082	(5,841)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$8,840,685

					Unrealized
		Contracts to	In Exchange	Contracts at	Appreciation
Settlement Date	Counterparty	Deliver/Receive	For	Value	(Depreciation)
CONTRACTS PURCHASED
2/2/2015	Bank of Tokyo	1,306,791 Hong Kong Dollar	$168,572	$168,568	$(4)
2/2/2015	Citigroup Global Markets	1,091,000 Pound Sterling	1,645,992	1,643,270	(2,722)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$(2,726)

At January 31, 2015, the Wilmington Multi-Manager Real Asset Fund had open financial futures contracts as follows:

					Unrealized
	Expiration	Number of	Contract	Current	Appreciation
Underlying Contracts to Buy	Date	Contracts	Amount	Amount	(Depreciation)
LONG POSITIONS:
90 DAY EURO DOLLAR	September 2015	62	$(15,400,923)	$(15,423,275)	$(22,352)
90 DAY EURO DOLLAR	March 2016	98	(24,225,155)	(24,294,200)	(69,045)
SHORT POSITIONS:
10 Year U.S. Treasury Notes	March 2015	26	3,308,876	3,402,750	(93,874)
5 Year U.S. Treasury Notes	March 2015	21	2,521,912	2,548,219	(26,307)
90 DAY EURO DOLLAR	June 2015	74	18,419,418	18,433,400	(13,982)
90 DAY EURO DOLLAR	December 2015	87	21,609,299	21,605,363	3,936
90 DAY EURO DOLLAR	June 2016	15	3,695,611	3,711,750	(16,139)
90 DAY EURO DOLLAR	September 2016	15	3,686,611	3,705,375	(18,764)

January 31, 2015 (unaudited)

94     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

					Unrealized
	Expiration	Number of	Contract	Current	Appreciation
Underlying Contracts to Buy	Date	Contracts	Amount	Amount	(Depreciation)
90 DAY EURO DOLLAR	December 2016	15	$3,678,773	$3,699,562	$(20,789)
EURO-BUND FUTURE	March 2015	68	$13,030,059	$13,491,743	$(461,684)
NET UNREALIZED APPRECIATION
(DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$(739,000)

At January 31, 2015, the Wilmington Multi-Manager Real Asset Fund had open interest rate swap contracts as follows:

						Upfront	Unrealized
	Termination	Notional	Fixed		Fair	Premium Paid	Appreciation
Counterparty	Date	Amount	Rate	Floating Rate	Value	(Received)	(Depreciation)
Centrally Cleared
Chicago Mercantile Exchange*	12/17/24	$300,000	3.00%	3 Month USD LIBOR	$33,109	$ 30,089	$ 3,020
Chicago Mercantile Exchange*	12/17/44	2,700,000	3.50%	3 Month USD LIBOR	(821,941)	(728,622)	(93,319)
Chicago Mercantile Exchange*	03/18/45	2,100,000	0.20%	6 Month EUR LIBOR	(489,639)	(223,529)	(266,110)
Chicago Mercantile Exchange*	12/31/16	25,600,000	1.60%	6 Month GBP LIBOR	563,587	—	563,587
Chicago Mercantile Exchange*	12/31/19	10,500,000	2.27%	6 Month GBP LIBOR	(826,405)	—	(826,405)
Chicago Mercantile Exchange*	09/18/23	140,000,000	1.00%	6 Month JPY LIBOR	(59,688)	(9,264)	(50,424)
Chicago Mercantile Exchange*	09/18/23	120,000,000	1.00%	6 Month JPY LIBOR	(51,161)	(6,099)	(45,062)
Chicago Mercantile Exchange*	03/20/24	60,000,000	1.00%	6 Month JPY LIBOR	(25,672)	(21,678)	(3,994)
					$(1,677,810)	$(959,103)	$ (718,707)
Over the Counter
Credit Suisse International##	01/02/17	$1,900,000	12.33%	BRL Cetip	$(957)	$ 263	$ (1,220)
Goldman Sachs Group, Inc.*	10/15/19	6,500,000	0.90%	Eurostat Eurozone HICP Ex Tobacco	(110,154)	(14,265)	(95,889)
Bank of America NA*	12/10/19	6,900,000	0.75%	Eurostat Eurozone HICP EX Tobacco	(55,970)	4,286	(60,256)
Goldman Sachs Group, Inc.##	12/10/24	600,000	0.66%	UK RPI All Items NSA	45,838	782	45,056
Citibank NA##	01/12/25	400,000	2.94%	UK RPI All Items NSA	15,011	—	15,011
Goldman Sachs Group, Inc.##	01/14/30	1,180,000	0.66%	UK RPI All Items NSA	60,858	—	60,858
Bank of America NA##	12/11/44	200,000	3.55%	UK RPI All Items NSA	61,852	138	61,714
Credit Suisse International##	01/12/45	100,000	3.33%	UK RPI All Items NSA	12,137	1,080	11,057
Barclays Bank PLC*	12/19/15	2,800,000	1.73%	US Urban Consumers NSA	(60,871)	—	(60,871)
Deutsche Bank AG*	11/29/16	3,500,000	1.84%	US Urban Consumers NSA	(87,618)	—	(87,618)
Deutsche Bank AG*	02/10/17	6,200,000	1.93%	US Urban Consumers NSA	(148,840)	—	(148,840)
Goldman Sachs Group, Inc.*	02/12/17	500,000	2.42%	US Urban Consumers NSA	(25,496)	—	(25,496)
RBS Securities, Inc.*	07/15/17	2,400,000	2.25%	US Urban Consumers NSA	(123,167)	123	(123,290)
Citibank NA*	07/15/17	200,000	2.25%	US Urban Consumers NSA	(10,264)	25	(10,289)
					$(427,641)	$ (7,568)	$ (420,073)
Net Unrealized Appreciation (Depreciation)on Interest Rate Swap Contracts					$(2,105,451)	$(966,671)	$(1,138,780)

At January 31, 2015, the Wilmington Multi-Manager Real Asset Fund had open credit default swap contracts as follows:

					Implied
					Credit		Upfront	Unrealized
	Termination	Notional	Fixed		Spread at	Fair	Premium Paid	Appreciation
Counterparty	Date	Amount(a)	Rate	Reference Equity/Obligation	January 31, 2015(b)	Value(c)	(Received)	(Depreciation)
Centrally Cleared
IntercontinentalExchange##	12/20/19	$1,000,000	1.00%	CDS ITRAXX 5Y ICE	0.60%	$(21,942)	$ 22,415	$ (44,357)
IntercontinentalExchange##	12/20/19	3,600,000	1.00%	CDX HY23 5Y BP	3.68%	199,015	(199,440)	398,455
IntercontinentalExchange##	12/20/19	340,000	5.00%	CDX HY23 5Y BP ICE	3.68%	18,796	(19,632)	38,428
						$195,869	$(196,657)	$392,526
Over the Counter
Morgan Stanley Capital
Services##	06/20/15	900,000	1.00%	BARC SNR SE SP MYC	0.16%	4,548	(3,716)	8,264
Bank of America NA##	03/20/19	300,000	1.00%	BRL LA SP BOA	1.94%	(10,720)	12,391	(23,111)

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      95

Wilmington Multi-Manager Real Asset Fund (concluded)

					Implied
					Credit		Upfront	Unrealized
	Termination	Notional	Fixed		Spread at	Fair	Premium Paid	Appreciation
Counterparty	Date	Amount(a)	Rate	Reference Equity/Obligation	January 31, 2015(b)	Value(c)	(Received)	(Depreciation)
Morgan Stanley Capital Services##	03/20/19	$800,000	1.00%	BRL LA SP MYC	1.94%	$(28,588)	$32,493	$(61,081)
Goldman Sachs Group, Inc.##	03/20/16	100,000	1.00%	GAZPROM SNR EM SP GST	8.13%	(7,584)	7,527	(15,111)
JP Morgan Chase Bank NA##	03/20/16	100,000	1.00%	GAZPROM SNR EM SP JPM	8.13%	(6,564)	6,685	(13,249)
Morgan Stanley Capital Services##	12/20/19	2,900,000	1.00%	PETROBRAS LA SP MYC	5.60%	(536,449)	258,674	(795,123)
Bank of America NA##	03/20/19	100,000	1.00%	RUB EM SP BOA	6.29%	(18,245)	6,902	(25,147)
Barclays Bank PLC##	03/20/16	400,000	1.00%	RUB EM SP BRC	6.20%	(22,338)	18,684	(41,022)
Citibank NA##	12/20/19	600,000	1.00%	RUB EM SP CBK	6.29%	(125,047)	63,431	(188,478)
Goldman Sachs Group, Inc.##	09/20/19	300,000	1.00%	RUB EM SP GST	6.29%	(60,020)	14,001	(74,021)
						$(811,007)	$417,072	$(1,228,079)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON CREDIT DEFAULT SWAP CONTRACTS						$(615,138)	$220,415	$(835,553)

* Portfolio pays the fixed rate and receives the floating rate.

# Portfolio pays the floating rate and receives the fixed rate.

## The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(a) “Notional amount” represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b) “Implied credit spreads”, represented in absolute terms, are utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(c) “Fair value” of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

Wilmington Strategic Allocation Conservative Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 91.1%
ALTERNATIVE INVESTMENT FUNDS – 9.9%
AQR Managed Futures Strategy Fund, Class I	103,740	$1,155,665
Gateway Fund, Class Y	39,321	1,149,734
Legg Mason BW Absolute Return Opportunities Fund, Class I	122,127	1,553,450

TOTAL ALTERNATIVE INVESTMENT FUNDS		$3,858,849
COMMODITY FUND – 0.7%
Credit Suisse Commodity Return Strategy Fund, Class I*	44,495	258,070
DEBT FUNDS – 40.7%
FPA New Income, Inc.	141,787	1,440,554
RidgeWorth Seix Floating Rate High Income Fund, Class I	87,660	766,151
Scout Unconstrained Bond Fund, Institutional Shares	33,661	370,940
Wilmington Intermediate-Term Bond Fund, Class I§	1,310,059	13,231,599

TOTAL DEBT FUNDS		$15,809,244
EQUITY FUNDS – 31.7%
DFA U.S. Small Cap Value Portfolio, Institutional Shares	6,318	209,997
Diamond Hill Large Cap Fund, Class Y	9,360	202,825
LSV Value Equity Fund, Class I	9,472	216,819
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	16,653	650,482
Morgan Stanley Institutional Fund, Inc. - Small Company Growth Portfolio, Class I	18,975	299,051
T Rowe Price Institutional Large-Cap Growth Fund, Class I	22,657	619,452
Wilmington Broad Market Bond Fund§	601,710	5,981,000

Description	Number of Shares	Value
Wilmington Large-Cap Strategy Fund, Class I§	40,873	$717,734
Wilmington Mid-Cap Growth Fund, Class I§	21,195	359,683
Wilmington Multi-Manager International Fund, Class I§	376,832	2,781,019
Wilmington Small-Cap Strategy Fund, Class I§	17,780	253,899

TOTAL EQUITY FUNDS		$12,291,961
EXCHANGE-TRADED FUNDS – 8.1%
iShares Cohen & Steers REIT ETF	4,245	440,758
iShares Global Energy ETF	2,120	75,006
iShares Russell Mid-Cap Value ETF	1,500	109,065
iShares Russell Top 200 Growth ETF	16,700	829,823
iShares Russell Top 200 Value ETF	6,275	266,973
iShares TIPS ETF	8,297	959,382
SPDR Dow Jones International Real Estate ETF	10,360	446,102

TOTAL EXCHANGE-TRADED FUNDS		$3,127,109

TOTAL INVESTMENT COMPANIES (COST $33,766,091)		$35,345,233
MONEY MARKET FUND – 8.9%
Dreyfus Cash Management Fund, Institutional Shares, 0.03%^	3,445,593	3,445,593

TOTAL MONEY MARKET FUND (COST $3,445,593)		$3,445,593

TOTAL INVESTMENTS – 100.0%
(COST $37,211,684)		$38,790,826
OTHER ASSETS LESS LIABILITIES – 0.0%		18,007

TOTAL NET ASSETS – 100.0%		$38,808,833

Cost of investments for Federal income tax purposes is $37,613,033. The net unrealized appreciation/(depreciation) of investments was $1,177,793. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,843,817 and net unrealized depreciation from investments for those securities having an excess of cost over value of $666,024.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      97

Wilmington Strategic Allocation Conservative Fund

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$35,345,233	$—	$—	$35,345,233
Money Market Fund	3,445,593	—	—	3,445,593

Total	$38,790,826	$—	$—	$38,790,826

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

Wilmington Strategic Allocation Moderate Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 78.6%
ALTERNATIVE INVESTMENT FUNDS – 11.9%
AQR Managed Futures Strategy Fund, Class I	162,675	$1,812,200
Gateway Fund, Class Y	79,237	2,316,885
Legg Mason BW Absolute Return
Opportunities Fund, Class I	179,578	2,284,237

TOTAL ALTERNATIVE INVESTMENT FUNDS		$6,413,322
COMMODITY FUND – 0.7%
Credit Suisse Commodity Return Strategy Fund, Class I*	67,439	391,144
DEBT FUNDS – 6.1%
FPA New Income, Inc.	137,478	1,396,774
RidgeWorth Seix Floating Rate High Income Fund, Class I	126,431	1,105,009
Scout Unconstrained Bond, Institutional Shares	72,837	802,669

TOTAL DEBT FUNDS		$3,304,452
EQUITY FUNDS – 40.4%
DFA U.S. Small Cap Value Portfolio,
Institutional Shares	12,708	422,413
Diamond Hill Large Cap Fund, Class Y	43,470	941,996
Harbor International Fund, Institutional Shares	65,113	4,212,179
Lazard Emerging Markets Equity Portfolio, Institutional Shares	16,210	277,030
LSV Value Equity Fund	41,573	951,610
MFS International New Discovery Fund, Class I	21,951	610,235
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	76,420	2,984,962
Morgan Stanley Institutional Fund, Inc. - Small Company Growth Portfolio, Class I	45,824	722,179
T Rowe Price Institutional Large-Cap Growth Fund	107,935	2,950,955
Wilmington Mid-Cap Growth Fund, Class I§	104,716	1,777,028
Wilmington Multi-Manager International Fund, Class I§	752,693	5,554,874
Wilmington Small-Cap Strategy Fund, Class I§	26,897	384,095

TOTAL EQUITY FUNDS		$21,789,556
EXCHANGE-TRADED FUNDS – 19.5%
iShares Cohen & Steers REIT ETF#	6,925	719,023

Description	Number of Shares	Value
iShares Global Energy ETF	10,650	$376,797
iShares Russell Mid-Cap Value ETF#	8,050	585,316
iShares Russell Top 200 Growth ETF	102,675	5,101,921
iShares Russell Top 200 Value ETF	38,675	1,645,447
iShares TIPS ETF	12,350	1,428,030
SPDR Dow Jones International Real Estate ETF	16,300	701,878

TOTAL EXCHANGE-TRADED FUNDS		$10,558,412

TOTAL INVESTMENT COMPANIES
(COST $39,582,370)		$42,456,886
	Par Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
Series 1988-23, Class C, 9.75%, 9/25/18	$773	$861
Series 2012-114, Class VM,
3.50%, 10/25/25	170,286	182,285

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$183,146
WHOLE LOAN – 0.2%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 2.68%, 2/25/34Δ	46,540	46,026
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
2.75%, 11/25/35Δ	32,701	29,585

TOTAL WHOLE LOAN		$75,611

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $269,894)		$258,757
CORPORATE BONDS – 6.5%
AEROSPACE & DEFENSE – 0.2%
L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	85,000	88,691
BANKS – 0.2%
BB&T Corp.,
Sr. Unsecured, MTN, 2.45%, 1/15/20	30,000	30,753
Comerica, Inc.,
Subordinated, 3.80%, 7/22/26	5,000	5,215
Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	20,000	21,788
Morgan Stanley,
Subordinated, GMTN, 4.35%, 9/08/26	10,000	10,482
Wells Fargo & Co.,
Subordinated, MTN, 4.10%, 6/03/26	25,000	26,631

TOTAL BANKS		$94,869

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      99

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
BEVERAGES – 0.3%
Anheuser-Busch Cos. LLC,
Company Guaranteed, 5.05%, 10/15/16	$130,000	$139,008
Dr. Pepper Snapple Group, Inc.,
Company Guaranteed, 2.00%, 1/15/20	10,000	9,972

TOTAL BEVERAGES		$148,980
BIOTECHNOLOGY – 0.1%
Celgene Corp.,
Sr. Unsecured, 4.63%, 5/15/44	40,000	44,830
CAPITAL MARKETS – 0.4%
BlackRock, Inc.,
Sr. Unsecured, 3.38%, 6/01/22	38,000	40,750
Charles Schwab Corp.,
Sr. Unsecured, 2.20%, 7/25/18	15,000	15,365
Goldman Sachs Group, Inc.,
Sr. Unsecured, 3.30%, 5/03/15	100,000	100,627
Morgan Stanley,
Sr. Unsecured, 1.48%, 2/25/16Δ	35,000	35,279
Morgan Stanley,
Sr. Unsecured, 1.08%, 1/24/19Δ	30,000	29,952

TOTAL CAPITAL MARKETS		$221,973
COMMERCIAL BANKS – 0.1%
HSBC USA, Inc.,
Sr. Unsecured, 2.63%, 9/24/18	40,000	41,358
Wells Fargo & Co.,
Series M, Subordinated, 3.45%, 2/13/23	35,000	36,253

TOTAL COMMERCIAL BANKS		$77,611
COMMERCIAL FINANCE – 0.1%
General Electric Capital Corp.,
Sr. Unsecured, MTN, 2.30%, 4/27/17	70,000	72,004
COMPUTERS – 0.1%
Apple, Inc.,
Sr. Unsecured, 1.05%, 5/05/17#	45,000	45,388
CONSUMER FINANCE – 0.1%
American Express Co.,
Sr. Unsecured, FRN, 0.82%, 5/22/18Δ	30,000	30,064
DIVERSIFIED FINANCIAL SERVICES – 0.7%
Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	50,000	50,335
Citigroup, Inc.,
Sr. Unsecured, 6.00%, 8/15/17	100,000	110,806
FMR LLC,
Sr. Unsecured, 6.45%, 11/15/39•,Ω	100,000	142,094
Ford Motor Credit Co., LLC,
Sr. Unsecured, 7.00%, 4/15/15	35,000	35,417
Hyundai Capital America,
Sr. Unsecured, 1.88%, 8/09/16•,Ω	25,000	25,294
JPMorgan Chase & Co.,
Subordinated Notes, 3.38%, 5/01/23	20,000	20,178

TOTAL DIVERSIFIED FINANCIAL SERVICES		$384,124

Description	Par Value	Value
ELECTRIC – 0.5%
Appalachian Power Co.,
Sr. Unsecured, 5.00%, 6/01/17	$35,000	$37,982
DTE Energy Co.,
Sr. Unsecured, 3.85%, 12/01/23	10,000	10,913
Entergy Corp.,
Sr. Unsecured, 5.13%, 9/15/20	90,000	100,105
Pacific Gas & Electric Co.,
Sr. Unsecured, 3.75%, 2/15/24	20,000	21,738
UIL Holdings Corp.,
Sr. Unsecured, 4.63%, 10/01/20	70,000	76,257

TOTAL ELECTRIC		$246,995
ELECTRONICS – 0.0%**
Thermo Fisher Scientific, Inc.,
Sr. Unsecured, 3.30%, 2/15/22	20,000	20,828
ENVIRONMENTAL CONTROL – 0.2%
Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	60,000	61,526
Waste Management, Inc.,
Company Guaranteed, 3.50%, 5/15/24	35,000	37,104

TOTAL ENVIRONMENTAL CONTROL		$98,630
FOOD – 0.2%
Kroger Co.,
Company Guaranteed, 3.90%, 10/01/15	100,000	102,090
FOREST PRODUCTS & PAPER – 0.1%
International Paper Co.,
Sr. Unsecured, 5.30%, 4/01/15	47,000	47,347
HEALTH CARE PROVIDERS & SERVICES – 0.0%**
UnitedHealth Group, Inc.,
Sr. Unsecured, 2.75%, 2/15/23	25,000	25,708
HOME FURNISHINGS – 0.2%
Whirlpool Corp.,
Sr. Unsecured, 4.70%, 6/01/22	65,000	73,443
Whirlpool Corp.,
Sr. Unsecured, MTN, 5.15%, 3/01/43	10,000	11,818

TOTAL HOME FURNISHINGS		$85,261
HOUSEHOLD PRODUCTS – 0.1%
Tupperware Brands Corp.,
Company Guaranteed, 4.75%, 6/01/21	60,000	65,608
INSURANCE – 0.4%
Aon PLC,
Company Guaranteed, 4.00%, 11/27/23	40,000	43,534
CNA Financial Corp.,
Sr. Unsecured, 3.95%, 5/15/24	35,000	36,859
WR Berkley Corp.,
Sr. Unsecured, 4.63%, 3/15/22	60,000	66,341
WR Berkley Corp.,
Sr. Unsecured, 4.75%, 8/01/44	45,000	50,392

TOTAL INSURANCE		$197,126

January 31, 2015 (unaudited)

100     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
MEDIA – 0.2%
CBS Corp.,
Company Guaranteed, 4.60%, 1/15/45	$25,000	$26,478
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Company Guaranteed, 2.40%, 3/15/17	30,000	30,699
Viacom, Inc.,
Sr. Unsecured, 2.50%, 12/15/16	60,000	61,535

TOTAL MEDIA		$118,712
METALS & MINING – 0.1%
Rio Tinto Finance USA Ltd.,
Company Guaranteed, 9.00%, 5/01/19	60,000	76,995
MISCELLANEOUS MANUFACTURING – 0.1%
Illinois Tool Works, Inc.,
Sr. Unsecured, 3.50%, 3/01/24	45,000	48,554
Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	20,000	20,930

TOTAL MISCELLANEOUS MANUFACTURING		$69,484
OFFICE/BUSINESS EQUIPMENT – 0.1%
Xerox Corp.,
Sr. Unsecured, 2.75%, 3/15/19	30,000	30,716
OIL & GAS – 0.4%
BP Capital Markets PLC,
Company Guaranteed, 2.50%, 11/06/22	50,000	48,991
Exxon Mobil Corp.,
Sr. Unsecured, 1.82%, 3/15/19	30,000	30,786
Husky Energy, Inc.,
Sr. Unsecured, 4.00%, 4/15/24	15,000	15,010
Marathon Oil Corp.,
Sr. Unsecured, 2.80%, 11/01/22	45,000	42,847
Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	20,000	20,250
Murphy Oil Corp.,
Sr. Unsecured, 5.13%, 12/01/42	70,000	60,002

TOTAL OIL & GAS		$217,886
PHARMACEUTICALS – 0.1%
AbbVie, Inc.,
Sr. Unsecured, 4.40%, 11/06/42	20,000	21,948
Medco Health Solutions, Inc.,
Company Guaranteed, 4.13%, 9/15/20	20,000	21,823

TOTAL PHARMACEUTICALS		$43,771
PIPELINES – 0.1%
Energy Transfer Partners LP,
Sr. Unsecured, 3.60%, 2/01/23	35,000	35,216
ONEOK Partners LP,
Company Guaranteed, 6.20%, 9/15/43	45,000	48,764

TOTAL PIPELINES		$83,980
REAL ESTATE INVESTMENT TRUSTS – 0.8%
American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	15,000	16,496

Description	Par Value	Value
CommonWealth REIT,
Sr. Unsecured, 6.65%, 1/15/18	$100,000	$110,833
Digital Realty Trust LP,
Company Guaranteed, 5.88%, 2/01/20#	100,000	114,332
HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	15,000	16,135
Health Care REIT, Inc.,
Sr. Unsecured, 4.70%, 9/15/17	100,000	107,853
Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.75%, 4/15/23	40,000	40,904
ProLogis LP,
Company Guaranteed, 3.35%, 2/01/21	35,000	36,745

TOTAL REAL ESTATE INVESTMENT TRUSTS		$443,298
RETAIL – 0.1%
CVS Caremark Corp.,
Sr. Unsecured, 5.75%, 6/01/17	30,000	33,252
SEMICONDUCTORS – 0.1%
Intel Corp.,
Sr. Unsecured, 2.70%, 12/15/22	35,000	35,796
TELECOMMUNICATIONS – 0.2%
AT&T, Inc.,
FRN, Sr. Unsecured, 1.15%, 11/27/18Δ	55,000	55,952
Verizon Communications, Inc.,
Sr. Unsecured, 6.40%, 9/15/33	35,000	45,316

TOTAL TELECOMMUNICATIONS		$101,268
TRANSPORTATION – 0.2%
FedEx Corp.,
Company Guaranteed, 3.88%, 8/01/42	30,000	30,593
FedEx Corp.,
Company Guaranteed, 4.10%, 2/01/45	15,000	15,748
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	55,000	56,689

TOTAL TRANSPORTATION		$103,030
TRUCKING & LEASING – 0.0%**
GATX Corp.,
Sr. Unsecured, 5.20%, 3/15/44	20,000	23,722

TOTAL CORPORATE BONDS
(COST $3,289,143)		$3,480,037
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%
AIRLINES – 0.2%
Continental Airlines 2009-2,
Series A, Pass-Through Certificates,
7.25%, 11/10/19	61,972	71,616
Delta Air Lines, 2007-1,
Series A, Pass-Through Certificates,
6.82%, 8/10/22	50,323	59,067

TOTAL AIRLINES		$130,683

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES
(COST $111,750)		$130,683

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      101

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
MORTGAGE-BACKED SECURITIES – 4.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.3%
Pool A15865, 5.50%, 11/01/33	$63,549	$71,272
Pool A19412, 5.00%, 3/01/34	182,559	204,732
Pool C00478, 8.50%, 9/01/26	2,611	3,023
Pool C03517, 4.50%, 9/01/40	52,633	57,154
Pool C04305, 3.00%, 11/01/42	221,468	229,250
Pool C09020, 3.50%, 11/01/42	223,133	235,634
Pool G05774, 5.00%, 1/01/40	372,193	414,142

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,215,207

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.5%
Pool, 0.88%, 5/21/18#	165,000	164,532
Pool, 1.63%, 11/27/18	165,000	168,395
Pool 533246, 7.50%, 4/01/30	17,899	18,914
Pool AB4089, 3.00%, 12/01/26	48,854	51,587
Pool AJ4050, 4.00%, 10/01/41	159,641	171,472
Pool AS0302, 3.00%, 8/01/43	91,573	94,878
Pool AT7899, 3.50%, 7/01/43	98,129	103,963
Pool AX5302, 4.00%, 1/01/42	48,718	52,329

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$826,070
FHLMC – 0.4%
Freddie Mac Gold Pool, 3.50%, 4/01/42	68,299	72,168
Freddie Mac Gold Pool, 3.50%, 8/01/43	52,376	55,343
Freddie Mac Gold Pool, 4.00%, 12/01/43	89,555	96,355

TOTAL FHLMC		$223,866
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%
Pool 354677, 7.50%, 10/15/23	18,236	21,037
Pool 354765, 7.00%, 2/15/24	22,220	25,684
Pool 354827, 7.00%, 5/15/24	24,091	27,848

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$74,569

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,267,623)		$2,339,712
U.S. TREASURY – 3.7%

U.S. TREASURY BONDS – 1.1%
3.00%, 11/15/44#	53,000	61,794
3.13%, 8/15/44	11,000	13,114
3.38%, 5/15/44	179,000	222,854
3.63%, 2/15/44	87,000	112,910
4.38%, 5/15/40	120,000	171,186
4.75%, 2/15/37	21,000	31,053

TOTAL U.S. TREASURY BONDS		$612,911

Description	Par Value	Value
U.S. TREASURY NOTES – 2.6%
0.63%, 9/30/17	$40,000	$39,935
0.88%, 10/15/17	360,000	361,780
1.50%, 12/31/18	87,000	88,644
1.50%, 3/31/19	100,000	101,854
1.50%, 11/30/19	40,000	40,642
1.63%, 11/15/22	96,000	96,678
2.13%, 5/31/15	65,000	65,438
2.13%, 8/31/20	115,000	120,155
2.25%, 11/15/24#	80,000	84,294
2.38%, 8/15/24	55,000	58,519
3.50%, 5/15/20	100,000	111,607
4.50%, 2/15/16	100,000	104,412
4.50%, 5/15/17	100,000	108,900

TOTAL U.S. TREASURY NOTES		$1,382,858

TOTAL U.S. TREASURY (COST $1,832,065)		$1,995,769

	Number of Shares
MONEY MARKET FUND – 6.5%
Dreyfus Cash Management Fund, Institutional Shares, 0.03%^	3,504,866	$3,504,866

TOTAL MONEY MARKET FUND (COST $3,504,866)		$3,504,866

TOTAL INVESTMENTS IN SECURITIES – 100.3% (COST $50,857,711)		$54,166,710

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.4%
REPURCHASE AGREEMENTS – 2.4%
Nomura Securities International, Inc., 0.08%, dated 01/30/15, due 02/02/15,repurchase price $270,806, collateralized by U.S. Government Securities 0.00% to 8.88%, maturing 02/09/15 to 01/15/45;total market value of $276,220.	$270,804	$270,804
Royal Bank of Scotland PLC 0.08% dated 01/30/15, due 02/02/15, repurchase price $1,000,007, collateralized by U.S. Government & Treasury Securities 0.25% to 6.13%, maturing 09/30/15 to 07/15/56;total market value of $1,020,001.	1,000,000	1,000,000

TOTAL REPURCHASE AGREEMENTS		$1,270,804

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,270,804)		$1,270,804

January 31, 2015 (unaudited)

102     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (concluded)

	Par Value

TOTAL INVESTMENTS – 102.7% (COST $52,128,515)		$55,437,514

COLLATERAL FOR SECURITIES ON LOAN – (2.4%)		(1,270,804)

OTHER LIABILITIES LESS ASSETS – (0.3%)		(176,138)

TOTAL NET ASSETS – 100.0%		$53,990,572

Cost of investments for Federal income tax purposes is $52,860,855. The net unrealized appreciation/(depreciation) of investments was $2,576,659. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,762,073 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,185,414.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$42,456,886	$—	$—	$42,456,886
Collateralized Mortgage Obligations	—	258,757	—	258,757
Corporate Bonds	—	3,480,037	—	3,480,037
Enhanced Equipment Trust Certificates	—	130,683	—	130,683
Mortgage-Backed Securities	—	2,339,712	—	2,339,712
U.S. Treasury	—	1,995,769	—	1,995,769
Money Market Fund	3,504,866	—	—	3,504,866
Repurchase Agreements	—	1,270,804	—	1,270,804

Total	$45,961,752	$9,475,762	$—	$55,437,514

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

Wilmington Strategic Allocation Aggressive Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 98.9%
ALTERNATIVE INVESTMENT FUNDS – 6.2%
AQR Managed Futures Strategy Fund, Class I	89,201	$993,701
Gateway Fund, Class Y	35,898	1,049,654

TOTAL ALTERNATIVE INVESTMENT FUNDS		$2,043,355
COMMODITY FUND – 0.8%
Credit Suisse Commodity Return Strategy Fund, Class I*	43,324	251,281
EQUITY FUNDS – 65.3%
DFA U.S. Small Cap Value Portfolio, Institutional Class	9,008	299,441
Diamond Hill Large Cap Fund, Class Y	43,552	943,777
Harbor International Fund, Institutional Shares	28,973	1,874,276
LSV Value Equity Fund, Class I	43,579	997,515
MFS International New Discovery Fund, Class I	5,842	162,405
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	76,797	2,999,700
Morgan Stanley Institutional Fund, Inc. - Small Company Growth Portfolio, Class I	39,040	615,276
T Rowe Price Institutional Large-Cap Growth Fund, Class I	103,802	2,837,939
Wilmington Large-Cap Strategy Fund, Class I§	10,508	184,526

Description	Number of Shares	Value
Wilmington Mid-Cap Growth Fund, Class I§	108,948	$1,848,845
Wilmington Multi-Manager International Fund, Class I§	1,092,525	8,062,835
Wilmington Small-Cap Strategy Fund, Class I§	40,656	580,563

TOTAL EQUITY FUNDS		$21,407,098
EXCHANGE-TRADED FUNDS – 26.6%
iShares Cohen & Steers REIT ETF	3,871	401,926
iShares Global Energy ETF	9,675	342,301
iShares Russell Mid-Cap Value	7,850	570,773
iShares Russell Top 200 Growth	94,000	4,670,860
iShares Russell Top 200 Value	35,650	1,516,747
iShares TIPS ETF	7,562	874,394
SPDR Dow Jones International Real Estate ETF	7,890	339,743

TOTAL EXCHANGE-TRADED FUNDS		$8,716,744

TOTAL INVESTMENT COMPANIES (COST $28,560,428)		$32,418,478
MONEY MARKET FUND – 1.1%
Dreyfus Cash Management Fund,
Institutional Shares, 0.03%^	371,250	371,250

TOTAL MONEY MARKET FUND (COST $371,250)		$371,250

TOTAL INVESTMENTS – 100.0%
(COST $28,931,678)		$32,789,728
OTHER LIABILITIES LESS ASSETS – 0.0%**		(14,924)

TOTAL NET ASSETS – 100.0%		$32,774,804

Cost of investments for Federal income tax purposes is $33,022,476. The net unrealized appreciation/(depreciation) of investments was $(232,748). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,369,854 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,602,602.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$32,418,478	$—	$—	$32,418,478
Money Market Fund	371,250	—	—	371,250

Total	$32,789,728	$—	$—	$32,789,728

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - MULTI-MANAGED AND STRATEGIC ALLOCATION FUNDS

Δ	Floating rate note with current rate and stated maturity date shown.
‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.
Ω	Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2015, these liquid restricted securities were as follows:

Fund	Amount	Percentage of Total Net Assets
Multi-Manager International Fund	$1,633,158	0.3%
Multi-Manager Alternatives Fund	7,885,410	3.7%
Multi-Manager Real Asset Fund	3,172,204	0.7%
Strategic Allocation Moderate Fund	167,388	0.3%

—	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Multi-Manager International Fund
Aditya Birla Nuvo Ltd.	06/16/2010	$26,604	$46,638
Ambuja Cements Ltd.	11/01/2012	64,415	69,435
Axis Bank Ltd.	03/19/2010	16,746	31,412
Axis Bank Ltd.	03/27/2012	43,358	90,431
Bank Alfalah Ltd.	10/22/2013	13,468	21,703
DG Khan Cement Co. Ltd.	10/22/2013	29,545	56,510
Fauji Fertilizer Co. Ltd.	10/22/2013	36,364	48,271
HDFC Bank Ltd.	12/20/2010	116,852	213,914
Hub Power Co. Ltd.	10/22/2013	41,351	57,685
Jaiprakash Associates Ltd.	11/01/2012	31,799	9,058
Lucky Cement Ltd.	10/22/2013	35,372	78,637
MCB Bank Ltd.	10/22/2013	75,646	112,291
National Bank of Pakistan	10/22/2013	27,192	38,127
Nishat Mills Ltd.	10/22/2013	16,596	24,444
Oil & Gas Development Co. Ltd.	10/22/2013	73,428	67,406
Pakistan State Oil Co. Ltd.	10/22/2013	31,024	48,643
Pakistan Telecommunication Co. Ltd.	10/22/2013	22,996	23,549
PetroVietnam Drilling and Well Services JSC	10/11/2012	2,159	3,891
PetroVietnam Drilling and Well Services JSC	12/03/2014	51,263	38,914
Reliance Industries Ltd. GDR	07/03/2007	42,226	29,507
Reliance Industries Ltd. GDR	01/20/2012	42,433	40,254
Reliance Industries Ltd. GDR	03/27/2012	82,122	84,604
Reliance Industries Ltd. GDR	04/02/2012	41,493	41,560
Reliance Industries Ltd. GDR	11/01/2012	66,561	65,309
SUI Southern Gas Co. Ltd.	10/22/2013	22,024	37,331
Sun Pharmaceutical Industries Ltd.	02/08/2010	38,759	178,357
Vingroup JSC	10/13/2010	7,965	13,436
Vingroup JSC	10/14/2010	970	1,596
Vingroup JSC	11/01/2012	8,243	9,621
Vingroup JSC	12/03/2014	51,255	50,624
			$1,633,158	0.3%
Multi-Manager Alternatives Fund

January 31, 2015 (unaudited)

Notes to Portfolios of Investments - Multi-Managed and Strategic Allocation Funds      105

				Percentage
	Acquisition	Acquisition	Market	of Total
Security	Date	Cost	Value	Net Assets
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc.	01/05/2015	$1,284,375	$1,303,125
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc.	01/15/2015	1,040,000	1,042,500
Michaels Finco Holdings LLC / Michaels Finco, Inc.	02/06/2014	474,030	467,160
Michaels Finco Holdings LLC / Michaels Finco, Inc.	01/23/2015	102,063	102,000
Neiman Marcus Group Ltd., Inc.	01/23/2015	1,567,500	1,556,250
Univision Communications, Inc.	10/15/2014	2,095,000	2,095,000
Univision Communications, Inc.	01/23/2015	104,313	104,750
Vander Intermediate Holding II Corp.	04/09/2014	304,235	281,437
Vander Intermediate Holding II Corp.	05/30/2014	1,099,969	933,188
			$7,885,410	3.7%
Multi-Manager Real Asset Fund
BCAP LLC Trust	10/17/2014	53,573	55,778
BPCE SA	07/03/2014	693,098	714,252
CIFC Funding 2011-1 Ltd.	01/09/2015	1,000,000	1,000,000
Dynegy Finance I/II, Inc.	10/10/2014	500,000	516,250
Dynegy Finance I/II, Inc.	11/04/2014	103,750	103,250
Intesa Sanpaolo SpA	08/25/2014	351,156	360,314
JP Morgan Resecuritization Trust	10/17/2014	49,363	53,169
MAGI Funding PLC	05/12/2011	118,558	99,457
Venture CDO Ltd.	08/02/2010	243,907	269,734
			$3,172,204	0.7%
Strategic Allocation Moderate Fund
FMR LLC	06/28/2010	102,666	142,094
Hyundai Capital America	08/06/2013	24,985	25,294
			$167,388	0.3%

^	7-Day net yield.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments - Wilmington Funds.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments- Wilmington Funds. At January 31, 2015, the value of these securities amounted to:

		Percentage of
		Total Net
Fund	Amount	Assets
Multi-Manager International Fund	$384,390,029	76.8%
Multi-Manager Real Asset Fund	$89,486,928	19.2%

¤	While the Fund’s position in this security is long, the investment provides short exposure to the market.
#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments- Wilmington Funds.
Ö	All or a portion of this security is segregated as collateral in connection with the fund’s written options carried by the fund. The total value of all securities segregated at January 31, 2015 was:

		Percentage of
		Total Net
Fund	Amount	Assets
Alternatives Fund	$5,999,820	2.8%

*	Non-income producing security.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt	GMTN – Global Medium Term Note
ETF – Exchange Traded Fund	GNMA – Government National Mortgage Association
FHLMC – Federal Home Loan Mortgage Corporation	LLC – Limited Liability Corporation
FNMA – Federal National Mortgage Association	LP – Limited Partnership
FRN – Floating Rate Note	MSCI – Morgan Stanley Capital International
GDR – Global Depositary Receipt	MTN – Medium Term Note

January 31, 2015 (unaudited)

106     Notes to Portfolios of Investments - Multi-Managed and Strategic Allocation Funds

PCL – Public Company Limited	SPDR – Standard & Poor’s Depository Receipts
PLC – Public Limited Company	TIPS – Treasury Inflation Protected Security
REIT – Real Estate Investment Trust

Currency Code	Currency
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
THB	Thailand Baht
ZAR	South African Rand

January 31, 2015 (unaudited)

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITIES – 0.3%
FINANCIAL SERVICES – 0.2%
LA Arena Funding LLC,
Series 1999-1, Class A, 7.66%, 12/15/26•,Ω	$847,841	$958,489
WHOLE LOAN – 0.1%
SLM Private Education Loan Trust,
Series 2011-A, Class A1, 1.17%, 10/15/24•,Ω	239,931	241,063

TOTAL ASSET-BACKED SECURITIES
(COST $1,087,772)		$1,199,552
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.6%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.4%
Banc of America Commercial Mortgage Trust,
Series 2007-2, Class A2, 5.63%, 4/10/49Δ	95,785	96,873
Extended Stay America Trust,
Series 2013-ESH5, Class A15, 1.28%, 12/05/31•,Ω	800,000	802,844
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	565,642	603,993

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$1,503,710
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.6%
Series 1988-23, Class C, 9.75%, 9/25/18	2,321	2,585
Series 2005-29, Class WC, 4.75%, 4/25/35	51,274	56,930
Series 2012-114, Class VM,
3.50%, 10/25/25	2,298,864	2,460,844

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,520,359
WHOLE LOAN – 0.6%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 2.93%, 2/25/34	231,038	228,488
Countrywide Home Loan Mortgage
Pass-Through Trust,
Series 2004-8, Class 2A1, 4.50%, 6/25/19	536,233	544,770
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
2.75%, 11/25/35Δ	654,008	591,688
WaMu Mortgage Pass-Through Certificates,
Series 2004-CB1, Class 1A, 5.25%, 6/25/19	794,796	818,771

TOTAL WHOLE LOAN		$2,183,717

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $6,350,024)		$6,207,786

Description	Par Value	Value
COMMERCIAL PAPER – 6.2%¿
COMMERCIAL PAPER – 6.2%
Apache Corp.,
0.42%, 2/11/15•,Ω	$4,000,000	$3,999,487
Baxter International,
0.39%, 2/11/15•,Ω	3,000,000	2,999,642
Consolidated Edison Co.,
0.23%, 2/02/15•,Ω	4,000,000	3,999,949
Johnson Controls, Inc.,
0.30%, 2/02/15•,Ω	4,000,000	3,999,933
Kroger Co.,
0.27%, 2/02/15•,Ω	2,500,000	2,499,962
McCormick & Co.,
0.14%, 2/02/15•,Ω	4,000,000	3,999,969
Mondelez International, Inc.,
0.34%, 2/03/15•,Ω	3,000,000	2,999,915

TOTAL COMMERCIAL PAPER		$24,498,857

TOTAL COMMERCIAL PAPER
(COST $24,499,057)		$24,498,857
CORPORATE BONDS – 39.7%
AEROSPACE & DEFENSE – 0.9%
L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	1,735,000	1,810,350
L-3 Communications Corp.,
Company Guaranteed, 4.75%, 7/15/20	1,000,000	1,093,631
Textron, Inc.,
Sr. Unsecured, 3.88%, 3/01/25	750,000	787,307

TOTAL AEROSPACE & DEFENSE		$3,691,288
AUTO MANUFACTURERS – 0.2%
Ford Motor Credit Co. LLC,
Sr. Unsecured, 2.15%, 1/09/18	650,000	657,776
AUTOMOTIVE – 2.1%
Daimler Finance North America LLC,
Company Guaranteed, 3.88%, 9/15/21•,Ω	250,000	273,862
Ford Motor Credit Co., LLC,
Sr. Unsecured, 7.00%, 4/15/15	250,000	252,980
Ford Motor Credit Co., LLC,
Sr. Unsecured, 3.00%, 6/12/17	1,200,000	1,237,011
Ford Motor Credit Co., LLC,
Sr. Unsecured, 6.63%, 8/15/17	250,000	281,328
Ford Motor Credit Co., LLC,
Sr. Unsecured, 5.75%, 2/01/21	500,000	584,442
Ford Motor Credit Co., LLC,
Sr. Unsecured, 4.25%, 9/20/22	450,000	492,553
General Motors Co., Inc.,
Sr. Unsecured, 6.25%, 10/02/43	2,000,000	2,505,000

January 31, 2015 (unaudited)

108     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
General Motors Financial Co., Inc.,
Company Guaranteed, 2.75%, 5/15/16	$600,000	$607,875
General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17	300,000	319,125
Harley-Davidson Financial Services, Inc.,
Company Guaranteed, 2.40%, 9/15/19•,Ω	750,000	768,486
Hyundai Capital America,
Company Guaranteed, 4.00%, 6/08/17•,Ω	250,000	262,655
Hyundai Capital America,
Sr. Unsecured, 1.63%, 10/02/15•,Ω	250,000	251,321
Hyundai Capital America,
Sr. Unsecured, 1.88%, 8/09/16•,Ω	575,000	581,769

TOTAL AUTOMOTIVE		$8,418,407
BUILDING MATERIALS – 0.3%
Masco Corp.,
Sr. Unsecured, 4.80%, 6/15/15	1,150,000	1,161,500
CAPITAL MARKETS – 1.5%
BlackRock, Inc.,
Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	288,624
Charles Schwab Corp.,
Sr. Unsecured, 2.20%, 7/25/18	1,370,000	1,403,316
Charles Schwab Corp.,
Sr. Unsecured, 4.45%, 7/22/20	250,000	281,083
Goldman Sachs Group, Inc.,
Sr. Unsecured, 1.44%, 4/30/18Δ	1,850,000	1,858,864
Morgan Stanley,
Sr. Unsecured, 1.51%, 2/25/16	1,050,000	1,058,381
Raymond James Financial, Inc.,
Sr. Unsecured, 4.25%, 4/15/16	1,000,000	1,037,911

TOTAL CAPITAL MARKETS		$5,928,179
COMMERCIAL BANKS – 5.0%
BB&T Corp.,
Sr. Unsecured, MTN, 3.20%, 3/15/16	700,000	717,690
BB&T Corp.,
Sr. Unsecured, MTN, 2.45%, 1/15/20	1,640,000	1,681,176
Branch Banking & Trust Co.,
Subordinated, 3.80%, 10/30/26	1,000,000	1,074,416
Capital One Financial Corp.,
Sr. Unsecured, 2.45%, 4/24/19	750,000	760,538
Comerica, Inc.,
Sr. Unsecured, 3.00%, 9/16/15	1,300,000	1,316,752
Comerica, Inc.,
Subordinated, 3.80%, 7/22/26	230,000	239,880
Fifth Third Bancorp,
Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,328,815
Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	530,000	577,388
Fifth Third Bank/Cincinnati OH,
Sr. Unsecured, 1.35%, 6/01/17	1,000,000	1,003,449
KeyBank NA/Cleveland OH,
Sr. Unsecured, BKNT, 1.10%, 11/25/16	1,000,000	1,003,416
KeyBank NA/Cleveland OH,
Sr. Unsecured, BKNT, 2.50%, 12/15/19#	750,000	770,087

Description	Par Value	Value
PNC Bank N.A.,
Subordinated Note, 2.95%, 1/30/23	$350,000	$353,339
PNC Bank NA,
Sr. Unsecured, 2.40%, 10/18/19	1,500,000	1,536,976
PNC Financial Services Group, Inc.,
Subordinated, 3.90%, 4/29/24	1,500,000	1,596,208
US Bancorp/MN,
Subordinated, MTN, 2.95%, 7/15/22	2,000,000	2,058,624
US Bank NA/Cincinnati OH,
Sr. Unsecured, BKNT, 2.13%, 10/28/19	2,000,000	2,036,636
Wells Fargo & Co.,
Sr. Unsecured, 3.68%, 6/15/16Δ	500,000	519,998
Wells Fargo & Co.,
Sr. Unsecured, MTN, 1.25%, 2/13/15	240,000	240,068
Wells Fargo & Co.,
Subordinated, MTN, 4.10%, 6/03/26	920,000	980,028

TOTAL COMMERCIAL BANKS		$19,795,484
COMMERCIAL FINANCE – 0.1%
General Electric Capital Corp.,
Subordinated Note, 5.30%, 2/11/21	250,000	291,474
COMPUTERS – 0.8%
Apple, Inc.,
Sr. Unsecured, 1.05%, 5/05/17#	1,580,000	1,593,614
Hewlett-Packard Co.,
Sr. Unsecured, 2.20%, 12/01/15	500,000	505,520
Hewlett-Packard Co.,
Sr. Unsecured, 3.00%, 9/15/16	500,000	515,405
Hewlett-Packard Co.,
Sr. Unsecured, 2.60%, 9/15/17	500,000	514,446

TOTAL COMPUTERS		$3,128,985
CONSUMER FINANCE – 0.2%
American Express Co.,
Sr. Unsecured, 0.85%, 5/22/18Δ	655,000	656,389
DIVERSIFIED FINANCIAL SERVICES – 2.8%
Bank of America Corp.,
Sr. Unsecured, 6.50%, 8/01/16	1,250,000	1,346,801
Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	1,275,000	1,283,551
Bank of America Corp.,
Sr. Unsecured, MTN, 1.32%, 3/22/18Δ	1,500,000	1,510,228
Bank of America Corp.,
Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,039,222
Citigroup, Inc.,
Sr. Unsecured, 1.25%, 1/15/16	63,000	63,229
Citigroup, Inc.,
Sr. Unsecured, 1.70%, 7/25/16	1,155,000	1,166,401
Citigroup, Inc.,
Sr. Unsecured, 4.45%, 1/10/17	250,000	265,114
Citigroup, Inc.,
Sr. Unsecured, 6.13%, 5/15/18	275,000	312,202
FMR LLC,
Sr. Unsecured, 6.45%, 11/15/39•,Ω	1,000,000	1,420,936

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      109

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
JPMorgan Chase & Co.,
Sr. Unsecured, 2.60%, 1/15/16	$500,000	$508,599
JPMorgan Chase & Co.,
Sr. Unsecured, 6.00%, 1/15/18	150,000	168,627
JPMorgan Chase & Co.,
Sr. Unsecured, 4.63%, 5/10/21	100,000	112,251
JPMorgan Chase Capital XXIII,
Limited Guarantee, 1.26%, 5/15/47Δ	1,000,000	792,500
Morgan Stanley,
Sr. Unsecured, 1.09%, 1/24/19Δ	810,000	808,709
Morgan Stanley,
Subordinated, GMTN, 4.35%, 9/08/26	505,000	529,343

TOTAL DIVERSIFIED FINANCIAL SERVICES		$11,327,713
ELECTRIC – 2.4%
Appalachian Power Co.,
Sr. Unsecured, 5.00%, 6/01/17	1,500,000	1,627,795
CMS Energy Corp.,
Sr. Unsecured, 6.55%, 7/17/17	300,000	336,371
Dominion Resources, Inc./VA,
Sr. Unsecured, 1.25%, 3/15/17	960,000	965,429
DTE Energy Co.,
Sr. Unsecured, 3.85%, 12/01/23	305,000	332,849
Entergy Corp.,
Sr. Unsecured, 5.13%, 9/15/20	1,300,000	1,445,962
Exelon Generation Co. LLC,
Sr. Unsecured, 6.20%, 10/01/17	650,000	727,517
FirstEnergy Corp.,
Series A, Sr. Unsecured, 2.75%, 3/15/18	1,285,000	1,316,424
FirstEnergy Transmission LLC,
Sr. Unsecured, 4.35%, 1/15/25•,Ω	2,250,000	2,403,431
System Energy Resources, Inc.,
1st Mortgage, 4.10%, 4/01/23	500,000	535,005

TOTAL ELECTRIC		$9,690,783
ELECTRIC UTILITIES – 0.3%
Entergy Arkansas, Inc.,
1st Mortgage, 4.95%, 12/15/44	1,000,000	1,130,764
ELECTRONICS – 0.3%
Thermo Fisher Scientific, Inc.,
Sr. Unsecured, 3.30%, 2/15/22	1,100,000	1,145,528
ENVIRONMENTAL CONTROL – 0.7%
Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	1,465,000	1,502,254
Waste Management, Inc.,
Company Guaranteed, 3.50%, 5/15/24	1,255,000	1,330,451

TOTAL ENVIRONMENTAL CONTROL		$2,832,705
FOOD PRODUCTS – 0.8%
General Mills, Inc.,
Sr. Unsecured, 1.40%, 10/20/17	2,000,000	2,006,955
McCormick & Co., Inc.,
Sr. Unsecured, 5.75%, 12/15/17	500,000	564,320
McCormick & Co., Inc.,
Sr. Unsecured, 3.90%, 7/15/21	500,000	552,407

Description	Par Value	Value
WM Wrigley Jr. Co.,
Sr. Unsecured, 1.40%, 10/21/16•,Ω	$125,000	$125,615

TOTAL FOOD PRODUCTS		$3,249,297
FOOD RETAILING – 0.6%
Kroger Co.,
Company Guaranteed, 8.00%, 9/15/29	500,000	730,172
Kroger Co.,
Sr. Unsecured, 2.95%, 11/01/21	1,750,000	1,795,039

TOTAL FOOD RETAILING		$2,525,211
FOREST PRODUCTS & PAPER – 0.3%
International Paper Co.,
Sr. Unsecured, 5.30%, 4/01/15	1,000,000	1,007,377
HEALTH CARE PROVIDERS & SERVICES – 0.3%
UnitedHealth Group, Inc.,
Sr. Unsecured, 6.00%, 6/15/17#	250,000	279,008
UnitedHealth Group, Inc.,
Sr. Unsecured, 1.40%, 12/15/17	450,000	454,571
UnitedHealth Group, Inc.,
Sr. Unsecured, 3.95%, 10/15/42	290,000	315,165

TOTAL HEALTH CARE PROVIDERS & SERVICES		$1,048,744
HOME FURNISHINGS – 0.6%
Whirlpool Corp.,
Sr. Unsecured, 6.50%, 6/15/16	350,000	376,211
Whirlpool Corp.,
Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,694,839
Whirlpool Corp.,
Sr. Unsecured, MTN, 5.15%, 3/01/43	210,000	248,170

TOTAL HOME FURNISHINGS		$2,319,220
HOUSEHOLD PRODUCTS – 0.3%
Becton Dickinson and Co.,
Sr. Unsecured, 1.80%, 12/15/17	670,000	677,137
Medtronic, Inc.,
Sr. Unsecured, 1.50%, 3/15/18•,Ω	700,000	705,448

TOTAL HOUSEHOLD PRODUCTS		$1,382,585
INSURANCE – 2.6%
Aon PLC,
Sr. Unsecured, 4.00%, 11/27/23	1,450,000	1,578,112
Berkshire Hathaway Finance Corp.,
Company Guaranteed, 4.30%, 5/15/43	425,000	489,874
CNA Financial Corp.,
Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,173,958
CNA Financial Corp.,
Sr. Unsecured, 3.95%, 5/15/24	950,000	1,000,469
Lincoln National Corp.,
Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,094,723
MetLife, Inc.,
Sr. Unsecured, 5.00%, 6/15/15	400,000	406,607
Principal Financial Group, Inc.,
Company Guaranteed, 3.30%, 9/15/22	250,000	259,282

January 31, 2015 (unaudited)

110     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Prudential Financial, Inc.,
Sr. Unsecured, MTN, 3.00%, 5/12/16	$1,000,000	$1,027,025
WR Berkley Corp.,
Sr. Unsecured, 7.38%, 9/15/19	280,000	339,396
WR Berkley Corp.,
Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,105,681
WR Berkley Corp.,
Sr. Unsecured, 4.75%, 8/01/44	1,715,000	1,920,487

TOTAL INSURANCE		$10,395,614
INTERNET – 0.2%
Alibaba Group Holding Ltd.,
Company Guaranteed, 1.63%, 11/28/17•,Ω	635,000	633,781
MEDIA – 2.3%
CBS Corp.,
Company Guaranteed, 1.95%, 7/01/17	2,000,000	2,025,526
CBS Corp.,
Company Guaranteed, 4.60%, 1/15/45	1,100,000	1,165,033
DIRECTV Holdings LLC / DIRECTV Financing
Co., Inc.,
Company Guaranteed, 3.50%, 3/01/16	500,000	513,880
DIRECTV Holdings LLC / DIRECTV Financing
Co., Inc.,
Company Guaranteed, 2.40%, 3/15/17	1,430,000	1,463,320
NBCUniversal Enterprise, Inc.,
Company Guaranteed, 0.78%, 4/15/16Δ,•,Ω	420,000	421,174
TCI Communications, Inc.,
Sr. Unsecured, 8.75%, 8/01/15	400,000	416,274
Viacom, Inc.,
Sr. Unsecured, 5.63%, 9/15/19	1,000,000	1,148,037
Viacom, Inc.,
Sr. Unsecured, 3.88%, 12/15/21	850,000	907,220
Viacom, Inc.,
Sr. Unsecured, 5.25%, 4/01/44	1,000,000	1,121,242

TOTAL MEDIA		$9,181,706
METALS & MINING – 0.5%
Alcoa, Inc.,
Sr. Unsecured, 5.13%, 10/01/24	1,000,000	1,093,750
Barrick Gold Corp.,
Sr. Unsecured, 5.25%, 4/01/42	1,000,000	997,184

TOTAL METALS & MINING		$2,090,934
MISCELLANEOUS MANUFACTURING – 1.2%
Eaton Corp.,
Company Guaranteed, 4.00%, 11/02/32	400,000	431,816
GE Capital Trust I,
Limited Guaranteed, 6.38%, 11/15/67Δ	1,000,000	1,085,000
Illinois Tool Works, Inc.,
Sr. Unsecured, 3.50%, 3/01/24	1,235,000	1,332,528
Ingersoll-Rand Luxembourg Finance SA,
Company Guaranteed, 2.63%, 5/01/20	1,135,000	1,153,935
John Deere Capital Corp.,
Sr. Unsecured, MTN, 1.40%, 3/15/17	250,000	252,774

Description	Par Value	Value
Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	$480,000	$502,313

TOTAL MISCELLANEOUS MANUFACTURING		$4,758,366
OIL & GAS – 2.7%
Anadarko Finance Co.,
Series B, Company Guaranteed,
7.50%, 5/01/31	1,000,000	1,381,393
Anadarko Petroleum Corp.,
Sr. Unsecured, 5.95%, 9/15/16	225,000	240,719
Canadian Natural Resources Ltd.,
Sr. Unsecured, 0.61%, 3/30/16Δ	1,000,000	998,590
Exxon Mobil Corp.,
Sr. Unsecured, 1.82%, 3/15/19	925,000	949,222
Husky Energy, Inc.,
Sr. Unsecured, 4.00%, 4/15/24	480,000	480,312
Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	745,000	754,296
Murphy Oil Corp.,
Sr. Unsecured, 5.13%, 12/01/42	1,000,000	857,172
Nabors Industries, Inc.,
Company Guaranteed, 2.35%, 9/15/16	800,000	792,864
Nabors Industries, Inc.,
Company Guaranteed, 4.63%, 9/15/21	500,000	464,953
ONEOK Partners LP,
Company Guaranteed, 6.20%, 9/15/43	1,000,000	1,083,645
Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	1,250,000	1,293,187
Sempra Energy,
Sr. Unsecured, 6.50%, 6/01/16	500,000	537,558
Sunoco, Inc.,
Company Guaranteed, 9.63%, 4/15/15	550,000	558,883
Transocean, Inc.,
Company Guaranteed, 4.95%, 11/15/15	374,000	378,927

TOTAL OIL & GAS		$10,771,721
PHARMACEUTICALS – 1.9%
AbbVie, Inc.,
Sr. Unsecured, 1.20%, 11/06/15	1,500,000	1,504,879
AbbVie, Inc.,
Sr. Unsecured, 4.40%, 11/06/42	460,000	504,795
Celgene Corp.,
Sr. Unsecured, 4.63%, 5/15/44	1,390,000	1,557,851
McKesson Corp.,
Sr. Unsecured, 1.29%, 3/10/17	460,000	461,551
Medco Health Solutions, Inc.,
Company Guaranteed, 4.13%, 9/15/20	940,000	1,025,696
Novartis Capital Corp.,
Company Guaranteed, 4.40%, 5/06/44	2,135,000	2,592,029

TOTAL PHARMACEUTICALS		$7,646,801
PIPELINES – 1.5%
Energy Transfer Partners LP,
Sr. Unsecured, 3.60%, 2/01/23	870,000	875,361

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      111

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Enterprise Products Operating LLC, Company Guaranteed, 4.95%, 10/15/54	$500,000	$560,654
Enterprise Products Operating LLC,
Series B, Company Guaranteed, 7.03%, 1/15/68Δ	2,000,000	2,185,000
Kinder Morgan Energy Partners LP,
Sr. Unsecured, 5.40%, 9/01/44	1,000,000	1,072,877
Plains All American Pipeline LP / PAA Finance Corp.,
Sr. Unsecured, 3.65%, 6/01/22	1,000,000	1,034,378
Plains All American Pipeline LP / PAA Finance Corp.,
Sr. Unsecured, 3.85%, 10/15/23	400,000	417,398

TOTAL PIPELINES		$6,145,668
REAL ESTATE INVESTMENT TRUSTS – 2.6%
American Tower Corp.,
Sr. Unsecured, 3.40%, 2/15/19	1,000,000	1,033,904
American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	415,000	456,397
BioMed Realty LP,
Company Guaranteed, 3.85%, 4/15/16	1,000,000	1,030,194
CommonWealth REIT,
Sr. Unsecured, 6.65%, 1/15/18	500,000	554,166
Digital Realty Trust LP,
Sr. Unsecured, 3.63%, 10/01/22	1,100,000	1,121,677
HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	450,000	484,057
HCP, Inc.,
Sr. Unsecured, MTN, 6.30%, 9/15/16	500,000	540,722
Health Care REIT, Inc.,
Sr. Unsecured, 5.25%, 1/15/22	250,000	282,510
Mack-Cali Realty LP,
Sr. Unsecured, 2.50%, 12/15/17	2,215,000	2,230,925
Mack-Cali Realty LP,
Sr. Unsecured, 7.75%, 8/15/19	250,000	298,313
ProLogis LP,
Company Guaranteed, 2.75%, 2/15/19	450,000	464,947
ProLogis LP,
Company Guaranteed, 3.35%, 2/01/21	1,245,000	1,307,078
Ventas Realty LP,
Company Guaranteed, 5.70%, 9/30/43	380,000	485,180

TOTAL REAL ESTATE INVESTMENT TRUSTS		$10,290,070
RETAIL – 0.0%**
CVS Caremark Corp.,
Sr. Unsecured, 5.75%, 6/01/17	151,000	167,371
SOFTWARE – 1.0%
Oracle Corp.,
Sr. Unsecured, 4.30%, 7/08/34	1,730,000	1,961,390
Xerox Corp.,
Sr. Unsecured, 2.80%, 5/15/20	1,820,000	1,837,801

TOTAL SOFTWARE		$3,799,191

Description	Par Value	Value
TELECOMMUNICATIONS – 1.2%
Crown Castle Towers LLC,
Sr. Secured, 4.17%, 8/15/17•,Ω	$2,000,000	$2,097,242
Verizon Communications, Inc.,
Sr. Unsecured, 1.00%, 6/17/19Δ	1,000,000	1,010,624
Verizon Communications, Inc.,
Sr. Unsecured, 6.40%, 9/15/33	1,260,000	1,631,382

TOTAL TELECOMMUNICATIONS		$4,739,248
TRANSPORTATION – 0.9%
FedEx Corp.,
Company Guaranteed, 4.90%, 1/15/34	500,000	586,513
FedEx Corp.,
Company Guaranteed, 4.10%, 2/01/45	685,000	719,158
Norfolk Southern Corp.,
Sr. Unsecured, 5.90%, 6/15/19	250,000	293,170
Ryder System, Inc.,
Sr. Unsecured, MTN, 3.15%, 3/02/15	300,000	300,610
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/17	500,000	511,839
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	1,155,000	1,190,476

TOTAL TRANSPORTATION		$3,601,766
TRUCKING & LEASING – 0.6%
GATX Corp.,
Sr. Unsecured, 3.50%, 7/15/16	1,500,000	1,552,884
GATX Corp.,
Sr. Unsecured, 5.20%, 3/15/44	640,000	759,119

TOTAL TRUCKING & LEASING		$2,312,003

TOTAL CORPORATE BONDS
(COST $149,662,201)		$157,923,649
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.4%
AIRLINES – 0.4%
American Airlines 2011-1,
Series A, Pass-Through Certificates,
5.25%, 1/31/21	383,523	415,164
Continental Airlines 2009-2,
Series A, Pass-Through Certificates,
7.25%, 11/10/19	193,663	223,802
Delta Air Lines 2007-1,
Series A, Pass-Through Certificates,
6.82%, 8/10/22	314,521	369,168
Delta Air Lines 2009-1,
Series A, Pass-Through Certificates,
7.75%, 12/17/19	282,255	328,034
United Air Lines 2009-2A,
Pass-Through Certificates, 9.75%, 1/15/17	237,439	263,112

TOTAL AIRLINES		$1,599,280

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES
(COST $1,411,401)		$1,599,280

January 31, 2015 (unaudited)

112     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
GOVERNMENT AGENCIES – 1.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) – 0.9%
1.25%, 10/02/19#	$1,300,000	$1,298,675
1.75%, 5/30/19	2,000,000	2,049,444
2.38%, 1/13/22#	125,000	130,871

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,478,990
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.6%
4.88%, 12/15/16#	700,000	757,453
6.25%, 5/15/29	750,000	1,110,144
7.25%, 5/15/30	400,000	655,276

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,522,873

TOTAL GOVERNMENT AGENCIES
(COST $5,510,625)		$6,001,863
MORTGAGE-BACKED SECURITIES – 24.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) – 12.7%
Pool A13990, 4.50%, 10/01/33	65,391	71,397
Pool A93415, 4.00%, 8/01/40	3,104,042	3,340,902
Pool A93505, 4.50%, 8/01/40	2,748,117	2,984,193
Pool A93996, 4.50%, 9/01/40	2,123,831	2,306,278
Pool A97047, 4.50%, 2/01/41	2,005,385	2,178,283
Pool B17616, 5.50%, 1/01/20	85,414	87,053
Pool C00478, 8.50%, 9/01/26	23,499	27,206
Pool C01272, 6.00%, 12/01/31	50,733	57,796
Pool C03750, 3.50%, 2/01/42	568,957	601,190
Pool C04305, 3.00%, 11/01/42	3,901,968	4,039,079
Pool C09020, 3.50%, 11/01/42	4,220,259	4,456,710
Pool C09044, 3.50%, 7/01/43	2,106,469	2,223,831
Pool E09010, 2.50%, 9/01/27	1,654,599	1,718,212
Pool G01625, 5.00%, 11/01/33	71,850	79,679
Pool G02296, 5.00%, 6/01/36	415,344	459,040
Pool G02390, 6.00%, 9/01/36	14,736	16,764
Pool G03703, 5.50%, 12/01/37	45,548	51,112
Pool G04776, 5.50%, 7/01/38	161,371	180,479
Pool G05317, 5.00%, 4/01/37	1,635,522	1,807,588
Pool G05500, 5.00%, 5/01/39	1,325,390	1,467,728
Pool G06222, 4.00%, 1/01/41	3,273,714	3,518,406
Pool G06956, 4.50%, 8/01/41	2,008,056	2,181,185
Pool G07266, 4.00%, 12/01/42	4,378,797	4,708,051
Pool G07624, 4.00%, 12/01/43	1,803,852	1,947,944
Pool G07680, 4.00%, 4/01/44	2,883,850	3,113,621
Pool G08097, 6.50%, 11/01/35	26,510	30,218
Pool G08534, 3.00%, 6/01/43	828,911	858,062
Pool G08595, 4.00%, 7/01/44	2,189,049	2,352,282
Pool G12709, 5.00%, 7/01/22	99,046	105,045

Description	Par Value	Value
Pool G18497, 3.00%, 1/01/29	$214,960	$226,613
Pool Q08305, 3.50%, 5/01/42	1,539,758	1,634,688
Pool Q19476, 3.50%, 6/01/43	1,698,051	1,792,658

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$50,623,293
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 10.5%
Pool 254007, 6.50%, 10/01/31	26,793	30,770
Pool 254759, 4.50%, 6/01/18	85,126	89,658
Pool 254833, 4.50%, 8/01/18	15,110	15,915
Pool 256515, 6.50%, 12/01/36	35,471	40,514
Pool 256639, 5.00%, 2/01/27	26,867	29,837
Pool 256752, 6.00%, 6/01/27	43,978	49,982
Pool 329794, 7.00%, 2/01/26	40,158	46,341
Pool 402255, 6.50%, 12/01/27	1,789	1,853
Pool 535939, 6.00%, 5/01/16	12,519	12,814
Pool 629603, 5.50%, 2/01/17	6,105	6,325
Pool 638023, 6.50%, 4/01/32	61,196	68,045
Pool 642345, 6.50%, 5/01/32	73,082	84,248
Pool 651292, 6.50%, 7/01/32	116,410	125,665
Pool 686398, 6.00%, 3/01/33	223,706	253,133
Pool 695818, 5.00%, 4/01/18	86,530	91,256
Pool 745412, 5.50%, 12/01/35	49,510	55,649
Pool 838891, 6.00%, 7/01/35	33,510	35,059
Pool 888789, 5.00%, 7/01/36	550,473	611,334
Pool 890551, 4.50%, 8/01/41	186,354	202,678
Pool 975207, 5.00%, 3/01/23	117,769	125,313
Pool AB1796, 3.50%, 11/01/40	1,513,099	1,606,759
Pool AB7936, 3.00%, 2/01/43	2,416,823	2,504,068
Pool AB8997, 2.50%, 4/01/28	346,531	359,224
Pool AE0217, 4.50%, 8/01/40	333,036	362,417
Pool AE2520, 3.00%, 1/01/26	961,858	1,017,171
Pool AH5583, 4.50%, 2/01/41	969,428	1,054,346
Pool AL0658, 4.50%, 8/01/41	1,082,926	1,177,786
Pool AL1319, 4.50%, 10/01/41	2,249,590	2,455,784
Pool AL2034, 4.50%, 4/01/42	450,078	489,503
Pool AL5537, 4.50%, 4/01/44	900,176	979,028
Pool AS0302, 3.00%, 8/01/43	6,587,633	6,825,439
Pool AS3155, 4.00%, 8/01/44	257,179	276,453
Pool AT7899, 3.50%, 7/01/43	5,080,692	5,382,748
Pool AU4279, 3.00%, 9/01/43	1,313,118	1,360,520
Pool AX0833, 3.50%, 9/01/44	2,252,829	2,389,106
Pool AX5302, 4.00%, 1/01/42	2,947,292	3,165,730
Pool MA1458, 3.00%, 6/01/43	836,709	866,914
Pool TBA, 5.00%, 3/15/43	6,700,000	7,400,351

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$41,649,736
FHLMC – 0.7%
Freddie Mac Gold Pool, 3.50%, 4/01/42	273,196	288,674

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      113

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Freddie Mac Gold Pool, 3.00%, 1/01/43	$143,211	$148,248
Freddie Mac Gold Pool, 3.50%, 8/01/43	1,806,338	1,908,672
Freddie Mac Gold Pool, 4.00%, 12/01/43	447,776	481,774

TOTAL FHLMC		$2,827,368
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) – 0.1%
Pool 2077, 7.00%, 9/20/25	13,016	14,828
Pool 354677, 7.50%, 10/15/23	29,005	33,460
Pool 354713, 7.50%, 12/15/23	20,179	23,278
Pool 354765, 7.00%, 2/15/24	38,936	45,007
Pool 354827, 7.00%, 5/15/24	40,152	46,412
Pool 360869, 7.50%, 5/15/24	26,397	27,176
Pool 361843, 7.50%, 10/15/24	14,961	15,362
Pool 373335, 7.50%, 5/15/22	10,295	10,594
Pool 385623, 7.00%, 5/15/24	47,445	53,983
Pool 503405, 6.50%, 4/15/29	53,927	61,689

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$331,789

TOTAL MORTGAGE-BACKED SECURITIES
(COST $93,662,083)		$95,432,186
U.S. TREASURY – 27.9%
U.S. TREASURY BONDS – 6.5%
2.75%, 8/15/42	2,815,000	3,110,902
3.00%, 5/15/42	500,000	579,515
3.00%, 11/15/44#	3,000,000	3,497,771
3.13%, 8/15/44	7,887,000	9,402,693
3.63%, 2/15/44	2,106,000	2,733,198
3.63%, 8/15/43	881,000	1,142,270
3.75%, 11/15/43	365,000	483,570
5.25%, 2/15/29	500,000	702,688
5.38%, 2/15/31	600,000	878,286
6.25%, 5/15/30	500,000	781,749
6.38%, 8/15/27	450,000	677,973
7.50%, 11/15/16	300,000	337,576
8.88%, 2/15/19	1,130,000	1,484,492

TOTAL U.S. TREASURY BONDS		$25,812,683
U.S. TREASURY NOTES – 21.4%
0.25%, 5/15/16	195,000	194,982
0.50%, 7/31/16#	1,000,000	1,002,887
0.63%, 8/31/17	1,810,000	1,808,476
0.63%, 9/30/17	750,000	748,785
0.75%, 12/31/17	500,000	499,976
0.88%, 8/15/17	6,100,000	6,135,842
1.00%, 5/31/18	3,100,000	3,112,006
1.25%, 10/31/18	2,085,000	2,106,138
1.25%, 1/31/19	250,000	252,056

Description	Par Value	Value
1.38%, 6/30/18	$6,000,000	$6,097,323
1.38%, 9/30/18	1,240,000	1,258,768
1.38%, 2/28/19	2,500,000	2,532,672
1.50%, 12/31/18	2,486,000	2,532,973
1.50%, 1/31/19	9,400,000	9,574,240
1.50%, 5/31/19	535,000	544,419
1.50%, 11/30/19	1,145,000	1,163,384
1.63%, 3/31/19	820,000	839,303
1.63%, 8/15/22	6,000,000	6,051,695
1.63%, 11/15/22	1,928,000	1,941,609
1.75%, 9/30/19#	5,700,000	5,858,295
1.75%, 5/15/22	380,000	386,953
1.88%, 6/30/20	13,100,000	13,535,678
2.00%, 11/15/21	1,000,000	1,035,633
2.13%, 8/15/21	3,750,000	3,911,730
2.25%, 7/31/18	500,000	522,879
2.25%, 7/31/21	6,600,000	6,937,236
2.38%, 8/15/24	1,400,000	1,489,569
2.50%, 8/15/23	200,000	214,635
2.63%, 11/15/20	500,000	535,853
3.13%, 5/15/19	750,000	814,066
3.63%, 2/15/20	750,000	839,863
4.00%, 8/15/18	500,000	554,288

TOTAL U.S. TREASURY NOTES		$85,034,212

TOTAL U.S. TREASURY
(COST $104,430,457)		$110,846,895

	Number of Shares
MONEY MARKET FUND – 3.1%
Dreyfus Cash Management Fund, Institutional Shares, 0.03%^	12,531,095	$12,531,095

TOTAL MONEY MARKET FUND
(COST $12,531,095)		$12,531,095

TOTAL INVESTMENTS IN SECURITIES – 104.7%
(COST $399,144,715)		$416,241,163

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.6%
REPURCHASE AGREEMENTS – 2.6%
Daiwa Capital Markets America, 0.10%, dated 01/30/15, due 02/02/15, repurchase price $2,463,555, collateralized by U.S. Government Securities 0.00% to 7.50%,maturing 06/01/17 to 03/01/48; total market value of $2,512,804.	$2,463,534	$2,463,534

January 31, 2015 (unaudited)

114     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Mizuho Securities USA, Inc., 0.08%, dated 01/30/15, due 02/02/15, repurchase price $2,463,550, collateralized by U.S. Government & Treasury Securities 0.00% to 4.50%, maturing 02/12/15 to 01/20/45; total market value of $2,514,216.	$2,463,534	$2,463,534
Nomura Securities International, Inc., 0.08%, dated 01/30/15, due 02/02/15, repurchase price $2,463,550, collateralized by U.S. Government Securities 0.00% to 8.88%, maturing 02/09/15 to 01/15/45; total market value of $2,512,805.	2,463,534	2,463,534
RBC Capital Markets LLC, 0.08%, dated 01/30/15, due 02/02/15, repurchase price $518,622, collateralized by U.S. Government Securities 1.31% to 5.50%, maturing 11/01/24 to 05/01/50; total market value of $528,991.	518,619	518,619
Royal Bank of Scotland PLC, 0.08%, dated 01/30/15, due 02/02/15, repurchase price $2,463,550, collateralized by U.S. Government & Treasury Securities 0.25% to 6.13%, maturing 09/30/15 to 07/15/56; total market value of $2,512,808.	2,463,534	2,463,534

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $10,372,755)		$10,372,755

TOTAL INVESTMENTS – 107.3%
(COST $409,517,470)		$426,613,918
COLLATERAL FOR SECURITIES ON LOAN – (2.6%)		(10,372,755)
OTHER LIABILITIES LESS ASSETS – (4.7%)		(18,716,174)

TOTAL NET ASSETS – 100.0%		$397,524,989

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      115

Wilmington Broad Market Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $409,517,470. The net unrealized appreciation/(depreciation) of investments was $17,096,448. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $17,778,102 and net unrealized depreciation from investments for those securities having an excess of cost over value of $681,654.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$1,199,552	$—	$1,199,552
Collateralized Mortgage Obligations	—	6,207,786	—	6,207,786
Commercial Paper	—	24,498,857	—	24,498,857
Corporate Bonds	—	157,923,649	—	157,923,649
Enhanced Equipment Trust Certificates	—	1,599,280	—	1,599,280
Government Agencies	—	6,001,863	—	6,001,863
Mortgage-Backed Securities	—	95,432,186	—	95,432,186
U.S. Treasury	—	110,846,895	—	110,846,895
Money Market Fund	12,531,095	—	—	12,531,095
Repurchase Agreements	—	10,372,755	—	10,372,755

Total	$12,531,095	$414,082,823	$—	$426,613,918

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

Wilmington Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITY – 0.2%
WHOLE LOAN – 0.2%
SLM Private Education Loan Trust,
Series 2011-A, Class A1,
1.17%, 10/15/24Δ,•,Ω	$239,931	$241,063

TOTAL ASSET-BACKED SECURITY
(COST $239,931)		$241,063
COLLATERALIZED MORTGAGE OBLIGATION – 0.4%
WHOLE LOAN – 0.4%
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
2.75%, 11/25/35Δ	654,008	591,688

TOTAL COLLATERALIZED MORTGAGE OBLIGATION
(COST $646,542)		$591,688
CORPORATE BONDS – 50.9%
AEROSPACE & DEFENSE – 1.4%
Boeing Co.,
Sr. Unsecured, 2.85%, 10/30/24	185,000	192,337
L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	250,000	260,857
L-3 Communications Corp.,
Company Guaranteed, 4.75%, 7/15/20	1,250,000	1,367,039

TOTAL AEROSPACE & DEFENSE		$1,820,233
AUTO MANUFACTURERS – 1.3%
Daimler Finance North America LLC,
Company Guaranteed, 1.38%, 8/01/17•,Ω	500,000	501,646
Ford Motor Credit Co. LLC,
Sr. Unsecured, 2.15%, 1/09/18	750,000	758,972
General Motors Co.,
Sr. Unsecured, 3.50%, 10/02/18	220,000	227,480
Harley-Davidson Financial Services, Inc.,
Company Guaranteed, 2.40%, 9/15/19•,Ω	250,000	256,162

TOTAL AUTO MANUFACTURERS		$1,744,260
AUTO PARTS & EQUIPMENT – 0.2%
Johnson Controls, Inc.,
Sr. Unsecured, 3.63%, 7/02/24	300,000	314,996
AUTOMOTIVE – 0.8%
Ford Motor Credit Co. LLC,
Sr. Unsecured, 6.63%, 8/15/17	250,000	281,328
Toyota Motor Credit Corp.,
Sr. Unsecured, MTN, 2.05%, 1/12/17	700,000	717,007

TOTAL AUTOMOTIVE		$998,335

Description	Par Value	Value
BANKS – 6.2%
Bank of America Corp.,
Sr. Unsecured, 1.29%, 1/15/19Δ	$500,000	$503,897
Bank of America Corp.,
Sr. Unsecured, MTN, 4.13%, 1/22/24	250,000	271,129
Capital One Financial Corp.,
Sr. Unsecured, 2.45%, 4/24/19	850,000	861,943
Fifth Third Bancorp,
Subordinated, 5.45%, 1/15/17	225,000	242,515
Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	370,000	403,083
JPMorgan Chase & Co.,
Sr. Unsecured, MTN, 1.35%, 2/15/17	750,000	752,491
KeyBank NA/Cleveland OH,
Sr. Unsecured, BKNT, 2.50%, 12/15/19#	500,000	513,392
Morgan Stanley,
Sr. Unsecured, 1.11%, 1/24/19Δ	550,000	549,123
Morgan Stanley,
Sr. Unsecured, 2.50%, 1/24/19	325,000	331,298
PNC Financial Services Group, Inc.,
Subordinated, 3.90%, 4/29/24	750,000	798,104
Royal Bank of Canada,
Sr. Unsecured, GMTN, 1.40%, 10/13/17	275,000	276,161
SunTrust Banks, Inc.,
Sr. Unsecured, 2.50%, 5/01/19	900,000	921,705
US Bancorp/MN,
Sr. Unsecured, MTN, 1.65%, 5/15/17	500,000	507,604
US Bank NA/Cincinnati OH,
Sr. Unsecured, BKNT, 1.10%, 1/30/17	750,000	754,298
Wells Fargo & Co.,
Sr. Unsecured, MTN, 1.40%, 9/08/17	550,000	552,534

TOTAL BANKS		$8,239,277
BIOTECHNOLOGY – 0.9%
Amgen, Inc.,
Sr. Unsecured, 0.83%, 5/22/19Δ	500,000	500,522
Celgene Corp.,
Sr. Unsecured, 2.30%, 8/15/18	440,000	450,310
Celgene Corp.,
Sr. Unsecured, 4.00%, 8/15/23	250,000	272,012

TOTAL BIOTECHNOLOGY		$1,222,844
CAPITAL MARKETS – 1.7%
BlackRock, Inc.,
Series 2, Sr. Unsecured, 5.00%, 12/10/19	650,000	750,423

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      117

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Goldman Sachs Group, Inc.,
Sr. Unsecured, 6.25%, 9/01/17	$655,000	$730,927
Goldman Sachs Group, Inc.,
Sr. Unsecured, FRN, 1.45%, 4/30/18Δ	750,000	753,593

TOTAL CAPITAL MARKETS		$2,234,943
CHEMICALS – 0.7%
Ecolab, Inc.,
Sr. Unsecured, 3.00%, 12/08/16	450,000	466,329
Monsanto Co.,
Sr. Unsecured, 2.75%, 7/15/21	500,000	516,743

TOTAL CHEMICALS		$983,072
COMMERCIAL BANKS – 3.0%
BB&T Corp.,
Sr. Unsecured, MTN, FRN, 1.09%, 6/15/18Δ	500,000	505,356
SunTrust Banks, Inc.,
Sr. Unsecured, 3.60%, 4/15/16	1,000,000	1,029,473
Wells Fargo & Co.,
Sr. Unsecured, MTN, 3.50%, 3/08/22	750,000	805,753
Westpac Banking Corp.,
Sr. Unsecured, 2.00%, 8/14/17#	825,000	841,594
Westpac Banking Corp.,
Sr. Unsecured, 4.88%, 11/19/19	750,000	851,705

TOTAL COMMERCIAL BANKS		$4,033,881
COMMERCIAL FINANCE – 0.6%
General Electric Capital Corp.,
Sr. Unsecured, MTN, 2.30%, 4/27/17	750,000	771,467
COMPUTERS – 1.0%
Apple, Inc.,
Sr. Unsecured, 1.05%, 5/05/17#	825,000	832,109
Hewlett-Packard Co.,
Sr. Unsecured, 2.20%, 12/01/15	500,000	505,520

TOTAL COMPUTERS		$1,337,629
CONSUMER FINANCE – 1.5%
American Express Co.,
Sr. Unsecured, 6.15%, 8/28/17	750,000	839,015
American Express Co.,
Sr. Unsecured, FRN, 0.82%, 5/22/18Δ	1,080,000	1,082,290

TOTAL CONSUMER FINANCE		$1,921,305
DIVERSIFIED FINANCIAL SERVICES – 3.3%
Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	250,000	251,677
BlackRock, Inc.,
Sr. Unsecured, 3.50%, 3/18/24	750,000	801,601
Citigroup, Inc.,
Sr. Unsecured, 1.70%, 7/25/16	250,000	252,468
Citigroup, Inc.,
Sr. Unsecured, 5.85%, 8/02/16	650,000	695,398
Ford Motor Credit Co. LLC,
Sr. Unsecured, FRN, 1.06%, 3/12/19Δ	1,000,000	992,086

Description	Par Value	Value
General Motors Financial Co., Inc.,
Company Guaranteed, 2.75%, 5/15/16	$300,000	$303,938
General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17	250,000	265,938
JPMorgan Chase & Co.,
Sr. Unsecured, 6.00%, 1/15/18	250,000	281,045
JPMorgan Chase & Co.,
Subordinated Notes, 3.38%, 5/01/23	500,000	504,439

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,348,590
ELECTRIC – 3.3%
CMS Energy Corp.,
Sr. Unsecured, 6.55%, 7/17/17	625,000	700,772
Duke Energy Indiana, Inc.,
1st Mortgage, 3.75%, 7/15/20	800,000	870,176
Exelon Generation Co. LLC,
Sr. Unsecured, 6.20%, 10/01/17	200,000	223,851
Exelon Generation Co. LLC,
Sr. Unsecured, 4.25%, 6/15/22	750,000	802,249
FirstEnergy Transmission LLC,
Sr. Unsecured, 4.35%, 1/15/25•,Δ	750,000	801,144
Southern California Edison Co.,
B, 1st Mortgage, 2.40%, 2/01/22	900,000	912,651

TOTAL ELECTRIC		$4,310,843
ELECTRONICS – 0.8%
Thermo Fisher Scientific, Inc.,
Sr. Unsecured, 2.25%, 8/15/16	1,000,000	1,018,034
FOOD – 0.2%
Kroger Co.,
Sr. Unsecured, 2.95%, 11/01/21	250,000	256,434
FOOD PRODUCTS – 0.6%
Kroger Co.,
Sr. Unsecured, 1.20%, 10/17/16	500,000	501,860
WM Wrigley Jr. Co.,
Sr. Unsecured, 1.40%, 10/21/16•,Δ	250,000	251,231

TOTAL FOOD PRODUCTS		$753,091
HEALTH CARE PROVIDERS & SERVICES – 0.4%
WellPoint, Inc.,
Sr. Unsecured, 2.38%, 2/15/17	500,000	512,065
HOME FURNISHINGS – 1.0%
Whirlpool Corp.,
Sr. Unsecured, 6.50%, 6/15/16	1,000,000	1,074,888
Whirlpool Corp.,
Sr. Unsecured, 2.40%, 3/01/19	220,000	223,598

TOTAL HOME FURNISHINGS		$1,298,486
INSURANCE – 3.9%
American International Group, Inc.,
Sr. Unsecured, MTN, 5.85%, 1/16/18	685,000	772,752
Aon PLC,
Company Guaranteed, 4.00%, 11/27/23	250,000	272,088
Berkshire Hathaway, Inc.,
Sr. Unsecured, 2.10%, 8/14/19	250,000	256,984

January 31, 2015 (unaudited)

118     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Hartford Financial Services Group, Inc.,
Sr. Unsecured, 4.00%, 10/15/17	$750,000	$803,307
Hartford Financial Services Group, Inc.,
Sr. Unsecured, 5.13%, 4/15/22	360,000	418,767
MetLife, Inc.,
Sr. Unsecured, 3.60%, 4/10/24	1,015,000	1,087,051
Prudential Financial, Inc.,
Sr. Unsecured, MTN, 6.00%, 12/01/17	650,000	730,999
WR Berkley Corp.,
Sr. Unsecured, 7.38%, 9/15/19	710,000	860,611

TOTAL INSURANCE		$5,202,559
MACHINERY – 0.2%
John Deere Capital Corp.,
Sr. Unsecured, MTN, 1.35%, 1/16/18	275,000	277,017
MEDIA – 2.9%
CBS Corp.,
Company Guaranteed, 3.38%, 3/01/22	350,000	362,583
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Company Guaranteed, 2.40%, 3/15/17	610,000	624,213
Time Warner Cable, Inc.,
Company Guaranteed, 5.85%, 5/01/17	750,000	821,478
Time Warner, Inc.,
Company Guaranteed, 5.88%, 11/15/16	600,000	651,383
Viacom, Inc.,
Sr. Unsecured, 3.50%, 4/01/17	750,000	784,686
Viacom, Inc.,
Sr. Unsecured, 3.25%, 3/15/23	650,000	651,328

TOTAL MEDIA		$3,895,671
METALS & MINING – 0.4%
Alcoa, Inc.,
Sr. Unsecured, 5.13%, 10/01/24	500,000	546,875
MISCELLANEOUS MANUFACTURING – 1.5%
General Electric Co.,
Sr. Unsecured, 5.25%, 12/06/17	660,000	736,852
Ingersoll-Rand Luxembourg Finance SA,
Company Guaranteed, 2.63%, 5/01/20	250,000	254,171
Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	425,000	444,756
Textron, Inc.,
Sr. Unsecured, 4.30%, 3/01/24	500,000	544,210

TOTAL MISCELLANEOUS MANUFACTURING		$1,979,989
OFFICE/BUSINESS EQUIPMENT – 0.5%
Xerox Corp.,
Sr. Unsecured, 2.80%, 5/15/20	600,000	605,868
OIL & GAS – 4.3%
Anadarko Petroleum Corp.,
Sr. Unsecured, 6.38%, 9/15/17	695,000	773,192
BP Capital Markets PLC,
Company Guaranteed, 1.85%, 5/05/17	525,000	531,810
Devon Energy Corp.,
Sr. Unsecured, 2.25%, 12/15/18	370,000	374,432

Description	Par Value	Value
Husky Energy, Inc.,
Sr. Unsecured, 4.00%, 4/15/24	$275,000	$275,178
Marathon Oil Corp.,
Sr. Unsecured, 6.00%, 10/01/17	1,000,000	1,103,874
Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	125,000	126,560
Murphy Oil Corp.,
Sr. Unsecured, 2.50%, 12/01/17	750,000	739,521
Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	500,000	517,275
Sempra Energy,
Sr. Unsecured, 2.30%, 4/01/17#	800,000	820,261
Total Capital International SA,
Company Guaranteed, 0.58%, 6/19/19Δ	450,000	447,566

TOTAL OIL & GAS		$5,709,669
PHARMACEUTICALS – 1.2%
AbbVie, Inc.,
Company Guaranteed, 1.75%, 11/06/17	750,000	755,869
Medco Health Solutions, Inc.,
Company Guaranteed, 4.13%, 9/15/20	250,000	272,791
Zoetis, Inc.,
Sr. Unsecured, 3.25%, 2/01/23	500,000	507,724

TOTAL PHARMACEUTICALS		$1,536,384
PIPELINES – 0.7%
Energy Transfer Partners LP,
Sr. Unsecured, 6.70%, 7/01/18	300,000	341,054
Plains All American Pipeline LP / PAA
Finance Corp.,
Sr. Unsecured, 3.85%, 10/15/23	500,000	521,747

TOTAL PIPELINES		$862,801
REAL ESTATE INVESTMENT TRUSTS – 2.4%
American Tower Corp.,
Sr. Unsecured, 3.45%, 9/15/21	250,000	256,212
American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	505,000	555,375
HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	540,000	580,869
Mack-Cali Realty LP,
Sr. Unsecured, 2.50%, 12/15/17	250,000	251,797
ProLogis LP,
Company Guaranteed, 3.35%, 2/01/21	500,000	524,931
Simon Property Group LP,
Sr. Unsecured, 2.15%, 9/15/17	500,000	512,459
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 2.70%, 4/01/20	550,000	559,556

TOTAL REAL ESTATE INVESTMENT TRUSTS		$3,241,199
RETAIL – 0.9%
CVS Caremark Corp.,
Sr. Unsecured, 2.25%, 12/05/18	500,000	513,423

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      119

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Walgreen Co.,
Sr. Unsecured, 1.80%, 9/15/17	$500,000	$505,900
Walgreens Boots Alliance, Inc.,
Sr. Unsecured, 3.30%, 11/18/21	225,000	234,025

TOTAL RETAIL		$1,253,348
TELECOMMUNICATIONS – 1.3%
Cisco Systems, Inc.,
Sr. Unsecured, 1.10%, 3/03/17	250,000	252,041
Verizon Communications, Inc.,
Sr. Unsecured, 1.35%, 6/09/17	300,000	299,937
Verizon Communications, Inc.,
Sr. Unsecured, 4.50%, 9/15/20	600,000	663,133
Verizon Communications, Inc.,
FRN, Sr. Unsecured, 1.00%, 6/17/19Δ	525,000	530,578

TOTAL TELECOMMUNICATIONS		$1,745,689
TRANSPORTATION – 0.8%
CSX Corp.,
Sr. Unsecured, 4.25%, 6/01/21	500,000	557,383
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	500,000	515,358

TOTAL TRANSPORTATION		$1,072,741
TRUCKING & LEASING – 1.0%
GATX Corp.,
Sr. Unsecured, 3.50%, 7/15/16	615,000	636,682
GATX Corp.,
Sr. Unsecured, 2.38%, 7/30/18	625,000	636,322

TOTAL TRUCKING & LEASING		$1,273,004

TOTAL CORPORATE BONDS (COST $65,487,916)		$67,322,599
GOVERNMENT AGENCIES – 14.9%
FEDERAL HOME LOAN BANK (FHLB) – 3.1%
Series 1, 4.88%, 5/17/17	1,865,000	2,043,567
Series 917, 1.00%, 6/21/17	2,000,000	2,016,635

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$4,060,202
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 4.8%
1.25%, 5/12/17#	2,050,000	2,077,382
1.75%, 5/30/19	1,805,000	1,849,624
2.38%, 1/13/22#	1,850,000	1,936,894
3.75%, 3/27/19	500,000	553,155

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$6,417,055
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 7.0%
5.00%, 5/11/17	3,000,000	3,293,471
0.88%, 5/21/18#	2,750,000	2,742,206
1.00%, 9/20/17	1,750,000	1,764,474

Description	Par Value	Value
1.75%, 9/12/19#	$1,475,000	$1,506,956

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$9,307,107

TOTAL GOVERNMENT AGENCIES (COST $19,277,447)		$19,784,364
MORTGAGE-BACKED SECURITIES – 2.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.5%
Pool A18401, 6.00%, 2/01/34	78,111	89,280
Pool B19228, 4.50%, 4/01/20	31,339	33,116
Pool C90293, 7.50%, 9/01/19	111,752	125,391
Pool C90504, 6.50%, 12/01/21	36,150	41,137
Pool E83022, 6.00%, 4/01/16	6,040	6,154
Pool E92817, 5.00%, 12/01/17	81,071	84,953
Pool G01625, 5.00%, 11/01/33	71,850	79,679
Pool G02390, 6.00%, 9/01/36	25,788	29,338
Pool G08097, 6.50%, 11/01/35	42,900	48,900
Pool G08193, 6.00%, 4/01/37	72,107	82,033
Pool G11311, 5.00%, 10/01/17	45,553	47,595

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$667,576
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.4%
Pool 254240, 7.00%, 3/01/32	77,762	89,104
Pool 254833, 4.50%, 8/01/18	20,147	21,220
Pool 256639, 5.00%, 2/01/27	53,735	59,675
Pool 256752, 6.00%, 6/01/27	54,972	62,477
Pool 257007, 6.00%, 12/01/27	100,692	114,438
Pool 526062, 7.50%, 12/01/29	4,655	4,795
Pool 612514, 2.22%, 5/01/33Δ	53,132	55,901
Pool 619054, 5.50%, 2/01/17	28,967	30,057
Pool 629603, 5.50%, 2/01/17	10,176	10,541
Pool 688996, 8.00%, 11/01/24	10,945	11,379
Pool 745412, 5.50%, 12/01/35	49,906	56,094
Pool 839291, 5.00%, 9/01/20	5,267	5,586
Pool AE2520, 3.00%, 1/01/26	1,220,116	1,290,280

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,811,547
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%
Pool 2616, 7.00%, 7/20/28	62,193	71,107
Pool 2701, 6.50%, 1/20/29	117,934	135,353
Pool 426727, 7.00%, 2/15/29	11,385	12,187
Pool 780825, 6.50%, 7/15/28	105,313	120,472
Pool 781231, 7.00%, 12/15/30	55,286	63,664

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$402,783

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,656,742)		$2,881,906

January 31, 2015 (unaudited)

120     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
U.S. TREASURY – 30.4%
U.S. TREASURY NOTES – 30.4%
0.50%, 9/30/16	$500,000	$501,135
0.63%, 12/15/16	500,000	501,922
0.88%, 11/15/17#	640,000	642,866
0.88%, 1/31/18	750,000	752,310
0.88%, 1/31/17#	1,000,000	1,008,200
1.00%, 8/31/16	1,000,000	1,010,391
1.00%, 5/31/18	500,000	501,936
1.00%, 9/30/19	1,000,000	993,394
1.25%, 11/30/18#	1,540,000	1,554,655
1.25%, 1/31/19	1,450,000	1,461,923
1.25%, 2/29/20	1,500,000	1,504,403
1.38%, 6/30/18	1,230,000	1,249,951
1.38%, 5/31/20	1,250,000	1,258,560
1.50%, 8/31/18	1,000,000	1,019,820
1.50%, 11/30/19	450,000	457,225
1.63%, 8/15/22	1,000,000	1,008,616
1.75%, 5/15/23	2,000,000	2,026,640
2.00%, 11/15/21	750,000	776,725
2.00%, 2/15/22	1,500,000	1,554,161
2.00%, 2/15/23	1,500,000	1,551,147
2.13%, 1/31/21	1,500,000	1,565,377
2.13%, 6/30/21	775,000	808,422
2.13%, 9/30/21	500,000	521,485
2.13%, 8/15/21	1,000,000	1,043,128
2.38%, 8/15/24	1,500,000	1,595,966
2.50%, 8/15/23	750,000	804,882
2.63%, 4/30/16	500,000	514,563
2.63%, 8/15/20	1,500,000	1,607,083
2.63%, 11/15/20	1,000,000	1,071,707
2.75%, 2/15/19	1,500,000	1,602,341
2.75%, 11/15/23	1,450,000	1,586,929
3.13%, 5/15/21	550,000	606,892
3.63%, 2/15/20	500,000	559,909
4.00%, 8/15/18	1,000,000	1,108,576
4.25%, 11/15/17	1,500,000	1,645,476
4.75%, 8/15/17	2,000,000	2,207,075

TOTAL U.S. TREASURY NOTES		$40,185,791

TOTAL U.S. TREASURY
(COST $38,950,648)		$40,185,791

	Number of
	Shares
MONEY MARKET FUND – 0.5%
Dreyfus Cash Management Fund,
Institutional Shares, 0.03%^	692,919	$692,919

	Number of
Description	Shares	Value
TOTAL MONEY MARKET FUND
(COST $692,919)		$692,919

TOTAL INVESTMENTS IN SECURITIES – 99.5% (COST $127,952,145)		$131,700,330

	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 9.6%
REPURCHASE AGREEMENTS – 9.6%
Daiwa Capital Markets America, 0.10%, dated 01/30/15, due 02/02/15, repurchase price $3,032,755, collateralized by U.S. Government Securities 0.00% to 7.50%, maturing 06/01/17 to 03/01/48; total market value of $3,093,385.	$3,032,730	$3,032,730
Mizuho Securities USA, Inc., 0.08%, dated 01/30/15, due 02/02/15, repurchase price $3,032,750, collateralized by U.S. Government & Treasury Securities 0.00% to 4.50%, maturing 02/12/15 to 01/20/45; total market value of $3,095,122.	3,032,730	3,032,730
Nomura Securities International, Inc., 0.08%, dated 01/30/15, due 02/02/15, repurchase price $3,032,750, collateralized by U.S. Government Securities 0.00% to 8.88%, maturing 02/09/15 to 01/15/45; total market value of $3,093,385.	3,032,730	3,032,730
RBC Capital Markets LLC, 0.08%, dated 01/30/15, due 02/02/15, repurchase price $638,450, collateralized by U.S. Government Securities 1.31% to 5.50%, maturing 11/01/24 to 05/01/50; total market value of $651,215.	638,446	638,446
Royal Bank of Scotland PLC, 0.08%, dated 01/30/15, due 02/02/15, repurchase price $3,032,750, collateralized by U.S. Government & Treasury Securities 0.25% to 6.13%, maturing 09/30/15 to 07/15/56; total market value of $3,093,388.	3,032,730	3,032,730

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $12,769,366)		$12,769,366

TOTAL INVESTMENTS – 109.1%
(COST $140,721,511)		$144,469,696
COLLATERAL FOR SECURITIES ON LOAN – (9.6%)		(12,769,366)
OTHER ASSETS LESS LIABILITIES – 0.5%		681,496

TOTAL NET ASSETS – 100.0%		$132,381,826

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      121

Wilmington Intermediate-Term Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $140,720,888. The net unrealized appreciation/(depreciation) of investments was $3,748,808. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,843,209 and net unrealized depreciation from investments for those securities having an excess of cost over value of $94,401.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	$—	$241,063	$—	$241,063
Collateralized Mortgage Obligation	—	591,688	—	591,688
Corporate Bonds	—	67,322,599	—	67,322,599
Government Agencies	—	19,784,364	—	19,784,364
Mortgage-Backed Securities	—	2,881,906	—	2,881,906
U.S. Treasury	—	40,185,791	—	40,185,791
Money Market Fund	692,919	—	—	692,919
Repurchase Agreements	—	12,769,366	—	12,769,366

Total	$692,919	$143,776,777	$—	$144,469,696

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

Wilmington Short-Term Corporate Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE – 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 399251, 2.19%, 9/01/27Δ	$55	$57

TOTAL ADJUSTABLE RATE MORTGAGE
(COST $55)		$57
ASSET-BACKED SECURITY – 0.3%
WHOLE LOAN – 0.3%
SLM Private Education Loan Trust,
Series 2011-A, Class A1,
1.17%, 10/15/24Δ,•,Ω	319,909	321,417

TOTAL ASSET-BACKED SECURITY
(COST $319,909)		$321,417
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.3%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 1.2%
Extended Stay America Trust,
Series 2013-ESH5, Class A15,
1.28%, 12/05/31•,Ω	505,000	506,795
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	564,680	602,966

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$1,109,761
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.1%
Series 2003-2649, Class KA,
4.50%, 7/15/18	88,155	91,735

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $1,250,501)		$1,201,496
CORPORATE BONDS – 84.2%
AEROSPACE & DEFENSE – 0.3%
L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	246,000	256,684
AUTOMOTIVE – 3.1%
Daimler Finance North America LLC,
Company Guaranteed, 1.38%, 8/01/17•,Ω	2,000,000	2,006,586
Hyundai Capital America,
Sr. Unsecured, 1.63%, 10/02/15•,Ω	250,000	251,321
Hyundai Capital America,
Sr. Unsecured, 1.88%, 8/09/16•,Ω	400,000	404,709
Hyundai Motor Manufacturing Czech,
Company Guaranteed, 4.50%, 4/15/15•,Ω	250,000	251,756

TOTAL AUTOMOTIVE		$2,914,372
BEVERAGES – 3.0%
Anheuser-Busch InBev Finance, Inc.,
Company Guaranteed, 0.66%, 2/01/19Δ	160,000	159,523

Description	Par Value	Value
Diageo Capital PLC,
Company Guaranteed, 0.63%, 4/29/16	$475,000	$475,128
Diageo Capital PLC,
Company Guaranteed, 5.50%, 9/30/16	2,000,000	2,152,376

TOTAL BEVERAGES		$2,787,027
CAPITAL MARKETS – 7.2%
Branch Banking & Trust Co.,
Sr. Unsecured, BKNT, 1.00%, 4/03/17	1,500,000	1,497,951
Fifth Third Bancorp,
Subordinated, 5.45%, 1/15/17	2,500,000	2,694,611
Goldman Sachs Group, Inc.,
Sr. Unsecured, FRN, 1.46%, 4/30/18Δ	1,000,000	1,004,791
Raymond James Financial, Inc.,
Sr. Unsecured, 4.25%, 4/15/16	1,500,000	1,556,867

TOTAL CAPITAL MARKETS		$6,754,220
CHEMICALS – 1.0%
Monsanto Co.,
Sr. Unsecured, 1.15%, 6/30/17	925,000	927,433
COMMERCIAL BANKS – 14.0%
American Express Bank FSB,
Sr. Unsecured, BKNT, 6.00%, 9/13/17	1,400,000	1,566,635
BB&T Corp.,
Sr. Unsecured, MTN, 0.92%, 2/01/19Δ	1,000,000	1,001,326
KeyBank N.A.,
Subordinated, BKNT, 5.70%, 11/01/17	900,000	997,063
KeyBank N.A.,
Subordinated, MTN, 5.45%, 3/03/16	1,000,000	1,050,326
National City Bank,
Subordinated, BKNT, 0.61%, 6/07/17Δ	2,000,000	1,990,203
SunTrust Banks, Inc.,
Sr. Unsecured, 3.60%, 4/15/16	2,000,000	2,058,946
US Bancorp,
Sr. Unsecured, MTN, 0.75%, 11/15/18Δ	430,000	432,266
US Bancorp,
Sr. Unsecured, MTN, 0.66%, 4/25/19Δ	2,000,000	2,004,182
Wells Fargo & Co.,
Sr. Unsecured, MTN, 1.15%, 6/02/17	2,000,000	2,001,189

TOTAL COMMERCIAL BANKS		$13,102,136
COMPUTERS – 1.1%
Hewlett-Packard Co.,
Sr. Unsecured, 2.13%, 9/13/15	1,000,000	1,008,687
DIVERSIFIED FINANCIAL SERVICES – 9.3%
American Express Credit Corp.,
Sr. Unsecured, 0.79%, 3/18/19Δ	800,000	797,849

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      123

Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value
Capital One NA,
Sr. Unsecured, BKNT, 1.50%, 9/05/17	$1,200,000	$1,201,850
Ford Motor Credit Co. LLC,
Sr. Unsecured, FRN, 1.07%, 3/12/19Δ	1,000,000	992,086
General Electric Capital Corp.,
Sr. Unsecured, FRN, 1.24%, 3/15/23Δ	1,000,000	1,004,257
General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17	200,000	212,750
John Deere Capital Corp.,
Sr. Unsecured, MTN, 1.05%, 12/15/16	2,500,000	2,518,543
JPMorgan Chase & Co.,
Sr. Unsecured, FRN, 0.89%, 1/28/19Δ	1,000,000	994,841
JPMorgan Chase & Co.,
Sr. Unsecured, GMTN, 1.10%, 10/15/15	1,000,000	1,002,174
Morgan Stanley,
Sr. Unsecured, MTN, 1.00%, 7/23/19Δ	—	—

TOTAL DIVERSIFIED FINANCIAL SERVICES		$8,724,350
ELECTRIC – 3.9%
Appalachian Power Co.,
Sr. Unsecured, 5.00%, 6/01/17	1,000,000	1,085,197
Consolidated Edison Co. of New York, Inc.,
Series 05-C, Sr. Unsecured,
5.38%, 12/15/15	110,000	114,700
Dominion Resources, Inc.,
Sr. Unsecured, 2.25%, 9/01/15	400,000	403,750
Entergy Corp.,
Sr. Unsecured, 4.70%, 1/15/17	2,000,000	2,109,729

TOTAL ELECTRIC		$3,713,376
ENVIORNMENTAL CONTROL – 1.2%
Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	1,100,000	1,127,972
FOOD PRODUCTS – 1.9%
Kroger Co.,
Sr. Unsecured, 1.20%, 10/17/16	600,000	602,233
McCormick & Co., Inc.,
Sr. Unsecured, 5.20%, 12/15/15	1,000,000	1,040,688
WM Wrigley Jr. Co.,
Sr. Unsecured, 1.40%, 10/21/16•,Ω	160,000	160,788

TOTAL FOOD PRODUCTS		$1,803,709
FOREST PRODUCTS & PAPER – 2.5%
International Paper Co.,
Sr. Unsecured, 5.25%, 4/01/16	2,250,000	2,356,372
HEALTH CARE PROVIDERS & SERVICES – 4.3%
UnitedHealth Group, Inc.,
Sr. Unsecured, 1.40%, 10/15/17	3,000,000	3,025,525
WellPoint, Inc.,
Sr. Unsecured, 2.38%, 2/15/17	1,000,000	1,024,130

TOTAL HEALTH CARE PROVIDERS & SERVICES		$4,049,655
HOME FURNISHINGS – 0.8%
Whirlpool Corp.,
Sr. Unsecured, 6.50%, 6/15/16	750,000	806,166

Description	Par Value	Value
INSURANCE – 6.6%
Berkshire Hathaway Finance Corp.,
Company Guaranteed, 1.60%, 5/15/17#	$2,000,000	$2,034,533
Hartford Financial Services Group, Inc.,
Sr. Unsecured, 4.00%, 10/15/17	1,750,000	1,874,384
Principal Financial Group, Inc.,
Company Guaranteed, 1.85%, 11/15/17	1,074,000	1,081,296
WR Berkley Corp.,
Sr. Unsecured, 5.60%, 5/15/15	1,150,000	1,166,030

TOTAL INSURANCE		$6,156,243
INTERNET – 0.2%
Alibaba Group Holding Ltd.,
Company Guaranteed, 1.63%, 11/28/17•,Ω	185,000	184,645
MEDIA – 5.5%
CBS Corp.,
Company Guaranteed, 1.95%, 7/01/17	2,000,000	2,025,526
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Company Guaranteed, 3.13%, 2/15/16	2,000,000	2,047,857
Time Warner Cable, Inc.,
Company Guaranteed, 5.85%, 5/01/17	1,000,000	1,095,305

TOTAL MEDIA		$5,168,688
METALS & MINING – 1.1%
Caterpillar Financial Services Corp.,
Sr. Unsecured, 1.75%, 3/24/17	1,000,000	1,008,000
OIL & GAS – 2.6%
Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	1,000,000	1,034,550
Valero Energy Corp.,
Company Guaranteed, 6.13%, 2/01/20	1,207,000	1,390,917

TOTAL OIL & GAS		$2,425,467
PIPELINES – 1.9%
Energy Transfer Partners LP,
Sr. Unsecured, 5.95%, 2/01/15	750,000	750,093
Plains All American Pipeline LP / PAA
Finance Corp.,
Sr. Unsecured, 3.95%, 9/15/15	1,000,000	1,017,334

TOTAL PIPELINES		$1,767,427
REAL ESTATE INVESTMENT TRUSTS – 5.6%
BioMed Realty LP,
Company Guaranteed, 2.63%, 5/01/19	1,000,000	1,018,728
Digital Realty Trust LP,
Company Guaranteed, 4.50%, 7/15/15	1,000,000	1,008,334
Health Care REIT, Inc.,
Sr. Unsecured, 6.20%, 6/01/16	2,071,000	2,209,546
Ventas Realty LP,
Company Guaranteed, 1.55%, 9/26/16	1,000,000	1,008,144

TOTAL REAL ESTATE INVESTMENT TRUSTS		$5,244,752
RETAIL – 2.4%
CVS Caremark Corp.,
Sr. Unsecured, 1.20%, 12/05/16	2,200,000	2,220,475

January 31, 2015 (unaudited)

124     PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value
TELECOMMUNICATIONS – 3.0%
Cisco Systems, Inc.,
Sr. Unsecured, 1.10%, 3/03/17	$800,000	$806,532
Verizon Communications, Inc.,
Sr. Unsecured, 1.01%, 6/17/19Δ	2,000,000	2,021,248

TOTAL TELECOMMUNICATIONS		$2,827,780
TRANSPORTATION – 1.7%
FedEx Corp.,
Company Guaranteed, 8.00%, 1/15/19	1,000,000	1,233,472
Ryder System, Inc.,
Sr. Unsecured, MTN, 3.60%, 3/01/16	400,000	411,487

TOTAL TRANSPORTATION		$1,644,959

TOTAL CORPORATE BONDS
(COST $78,598,543)		$78,980,595
U.S. TREASURY – 13.9%
U.S. TREASURY NOTES – 13.9%
0.38%, 10/31/16	3,500,000	3,499,210
0.88%, 10/15/17	2,000,000	2,009,888
0.88%, 11/15/17#	3,000,000	3,013,435
1.00%, 12/15/17#	2,500,000	2,519,407
1.50%, 10/31/19	1,000,000	1,016,210
1.50%, 11/30/19	600,000	609,633
2.25%, 11/15/24#	375,000	395,126

TOTAL U.S. TREASURY NOTES		$13,062,909

TOTAL U.S. TREASURY
(COST $12,956,617)		$13,062,909

	Number of
Description	Shares	Value
MONEY MARKET FUND – 1.5%
Dreyfus Cash Management Fund,
Institutional Shares, 0.03%^	1,363,192	$1,363,192

TOTAL MONEY MARKET FUND
(COST $1,363,192)		$1,363,192

TOTAL INVESTMENTS IN SECURITIES – 101.2%
(COST $94,488,817)		$94,929,666

	Par Value
REPURCHASE AGREEMENTS – 6.5%
Barclays Capital, 0.05%, dated 01/30/15, due 02/02/15, repurchase price $226,836, collateralized by Treasury Securities 0.00% to 5.00%, maturing 11/15/15 to 11/15/44; total market value of $231,372.	$226,835	$226,835
Daiwa Capital Markets America, 0.10%, dated 01/30/15, due 02/02/15, repurchase price $1,440,121, collateralized by U.S. Government Securities 0.00% to 7.50%, maturing 06/01/17 to 03/01/48; total market value of $1,468,911.	1,440,109	1,440,109
Mizuho Securities USA, Inc., 0.08%, dated 01/30/15, due 02/02/15, repurchase price $1,440,119, collateralized by U.S. Government & Treasury Securities 0.00% to 4.50%, maturing 02/15/15 to 01/20/45; total market value of $1,469,736.	1,440,109	1,440,109
Nomura Securities International, Inc., 0.08%, dated 01/30/15, due 02/02/15, repurchase price $1,440,119, collateralized by U.S. Government Securities 0.00% to 8.88%, maturing 02/09/15 to 01/15/45; total market value of $1,468,911.	1,440,109	1,440,109
RBC Capital Markets LLC 0.08%, dated 01/30/15, due 02/02/15, repurchase price $76,333, collateralized by U.S. Government Securities 1.31% to 5.50%, maturing 11/01/24 to 05/01/50; total market value of $77,859.	76,332	76,332
Royal Bank of Scotland PLC 0.08%, dated 01/30/15, due 02/02/15, repurchase price $1,440,119, collateralized by U.S. Government & Treasury Securities 0.25% to 6.13%, maturing 09/30/15 to 07/15/56; total market value of $1,468,913.	1,440,109	1,440,109

TOTAL REPURCHASE AGREEMENTS
(COST $6,063,603)		$6,063,603

TOTAL INVESTMENTS – 107.7%
(COST $100,552,420)		$100,993,269
COLLATERAL FOR SECURITIES ON LOAN – (6.5%)		(6,063,603)
OTHER LIABILITIES LESS ASSETS – (1.2%)		(1,172,517)

TOTAL NET ASSETS – 100.0%		$93,757,149

Cost of investments for Federal income tax purposes is $100,555,936. The net unrealized appreciation/(depreciation) of investments was $437,333. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $538,952 and net unrealized depreciation from investments for those securities having an excess of cost over value of $101,619.

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      125

Wilmington Short-Term Corporate Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$57	$—	$57
Asset-Backed Security	—	321,417	—	321,417
Collateralized Mortgage Obligations	—	1,201,496	—	1,201,496
Corporate Bonds	—	78,980,595	—	78,980,595
U.S. Treasury	—	13,062,909	—	13,062,909
Money Market Fund	1,363,192	—	—	1,363,192
Repurchase Agreements	—	6,063,603	—	6,063,603

Total	$1,363,192	$99,630,077	$—	$100,993,269

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

Wilmington Short Duration Government Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 21.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) – 7.6%
Series 1988-6, Class C, 9.05%, 6/15/19	$5,376	$5,682
Series 1989-112, Class I, 6.50%, 1/15/21	1,407	1,513
Series 1990-136, Class E, 6.00%, 4/15/21	3,870	4,170
Series 1990-141, Class D, 5.00%, 5/15/21	1,707	1,806
Series 1993-1577, Class PK,
6.50%, 9/15/23	52,508	58,445
Series 1993-1644, Class K,
6.75%, 12/15/23	44,239	49,349
Series 1994-1686, Class PJ,
5.00%, 2/15/24	5,601	6,008
Series 2005-3062, Class LU,
5.50%, 10/15/16	1,663,007	1,693,140
Series 2005-3074, Class BG,
5.00%, 9/15/33	4,547	4,549
Series 2011-3799, Class GK,
2.75%, 1/15/21	221,870	228,234
Series 2012-K710, Class A1,
1.44%, 1/25/19	2,482,546	2,506,490
Series 3893, Class DJ, 2.00%, 10/15/20	2,050,108	2,066,131

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC)		$6,625,517
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 8.3%
Series 1993-113, Class PK, 6.50%, 7/25/23	43,856	48,712
Series 1993-127, Class H, 6.50%, 7/25/23	39,986	44,718
Series 1993-202, Class J, 6.50%, 11/25/23	22,362	24,990
Series 1994-3, Class PL, 5.50%, 1/25/24	45,729	49,807
Series 1994-55, Class H, 7.00%, 3/25/24	46,483	52,629
Series 2002-52, Class QA, 6.00%, 7/18/32	18,145	19,042
Series 2002-94, Class HQ, 4.50%, 1/25/18	723,399	748,432
Series 2003-3, Class BC, 5.00%, 2/25/18	533,038	561,841
Series 2009-70, Class NM, 3.25%, 8/25/19	1,248,102	1,291,663
Series 2011-66, Class QE, 2.00%, 7/25/21	790,702	802,553
Series 2011-71, Class DJ, 3.00%, 3/25/25	965,065	981,282
Series 2011-81, Class PA, 3.50%, 8/25/26	2,567,000	2,685,931

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$7,311,600
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 4.0%
Series 2005-44, Class PC, 5.00%, 12/20/33	727,854	755,105
Series 2010-17, Class K, 4.00%, 3/16/22	2,669,499	2,723,019

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA)		$3,478,124

Description	Par Value	Value
WHOLE LOAN – 1.6%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 2.66%, 2/25/34Δ	$247,660	$244,926
Banc of America Mortgage Securities, Inc.,
Series 2004-B, Class 2A1, 2.65%, 3/25/34Δ	172,563	165,561
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
2.75%, 11/25/35Δ	1,090,013	986,147

TOTAL WHOLE LOAN		$1,396,634

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $19,094,239)		$18,811,875
CORPORATE BOND – 0.6%
TRANSPORTATION – 0.6%
Vessel Management Services, Inc., U.S. Government Guaranteed, 6.75%, 7/15/25	458,000	549,187

TOTAL CORPORATE BOND
(COST $458,000)		$549,187
GOVERNMENT AGENCIES – 57.0%
FEDERAL HOME LOAN BANK (FHLB) – 9.4%
0.50%, 11/20/15	2,000,000	2,004,659
1.75%, 9/11/15	4,000,000	4,038,447
5.38%, 5/18/16	2,000,000	2,130,534

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$8,173,640
FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) – 22.2%
0.50%, 5/13/16	2,000,000	2,004,900
0.75%, 1/12/18	3,000,000	2,991,372
0.88%, 10/14/16	3,000,000	3,021,662
1.00%, 3/08/17	3,000,000	3,031,217
1.00%, 7/28/17	2,000,000	2,015,862
2.00%, 8/25/16	1,000,000	1,024,948
4.75%, 1/19/16	1,000,000	1,043,410
5.13%, 10/18/16	2,000,000	2,160,326
5.25%, 4/18/16	2,000,000	2,119,883

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC)		$19,413,580
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 25.3%
0.38%, 3/16/15	1,000,000	1,000,343
0.38%, 12/21/15	3,000,000	3,004,124
0.38%, 7/05/16	2,000,000	2,000,524
0.88%, 12/20/17	3,000,000	3,003,595
0.50%, 3/30/16	5,000,000	5,012,875

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      127

Wilmington Short Duration Government Bond Fund (continued)

Description	Par Value	Value
0.88%, 5/21/18	$3,000,000	$2,991,497
2.25%, 3/15/16	5,000,000	5,111,292

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$22,124,250
SMALL BUSINESS ADMINISTRATION – 0.1%
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-C, 6.70%, 3/01/16	7,656	7,861
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-K, 6.95%, 11/01/16	65,255	67,655
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-L, 6.70%, 12/01/16	33,977	35,232
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1997-E, 7.30%, 5/01/17	1,406	1,477
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1999-I, 7.30%, 9/01/19	4,616	4,970

TOTAL SMALL BUSINESS ADMINISTRATION		$117,195

TOTAL GOVERNMENT AGENCIES
(COST $49,150,019)		$49,828,665
MORTGAGE-BACKED SECURITIES – 15.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) – 3.6%
Pool 287773, 7.50%, 3/01/17	389	404
Pool 538733, 9.00%, 9/01/19	238	245
Pool A18401, 6.00%, 2/01/34	643,730	735,770
Pool C78010, 5.50%, 4/01/33	910,874	1,036,663
Pool C80328, 7.50%, 7/01/25	31,771	36,572
Pool G01425, 7.50%, 5/01/32	74,624	86,065
Pool G01831, 6.00%, 5/01/35	178,826	202,662
Pool G12709, 5.00%, 7/01/22	151,123	160,276
Pool G14695, 4.50%, 6/01/26	864,148	914,763

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC)		$3,173,420
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 11.4%
Pool 202957, 8.00%, 8/01/21	2,862	3,021
Pool 252439, 6.50%, 5/01/29	33,265	37,995
Pool 255933, 5.50%, 11/01/35	170,000	190,654
Pool 323419, 6.00%, 12/01/28	58,642	66,722
Pool 334593, 7.00%, 5/01/24	67,604	77,210
Pool 39862, 9.75%, 9/01/17	4,046	4,256
Pool 436746, 6.50%, 8/01/28	45,120	48,406
Pool 440401, 6.50%, 8/01/28	155,810	178,059
Pool 485678, 6.50%, 3/01/29	35,816	41,479
Pool 494375, 6.50%, 4/01/29	2,746	2,829
Pool 545051, 6.00%, 9/01/29	90,988	103,297
Pool 725418, 6.50%, 5/01/34	158,708	181,271
Pool 833143, 5.50%, 9/01/35	993,209	1,115,742

Description	Par Value	Value
Pool 843323, 5.50%, 10/01/35	$99,753	$111,873
Pool AE2520, 3.00%, 1/01/26	406,705	430,094
Pool MA0909, 3.00%, 11/01/21	832,529	881,423
Pool MA0921, 3.00%, 12/01/21	6,077,872	6,434,819

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$9,909,150
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) – 0.5%
Pool 1061, 9.00%, 4/20/23	15,094	15,699
Pool 1886, 9.00%, 10/20/24	973	1,023
Pool 188603, 9.00%, 11/15/16	3,420	3,493
Pool 208196, 9.00%, 2/15/17	5,448	5,569
Pool 306066, 8.50%, 7/15/21	3,852	4,486
Pool 307983, 8.50%, 7/15/21	14,820	15,245
Pool 341948, 8.50%, 1/15/23	6,834	7,014
Pool 346572, 7.00%, 5/15/23	9,347	9,972
Pool 484269, 7.00%, 9/15/28	41,746	45,269
Pool 581522, 6.00%, 5/15/33	165,051	180,149
Pool 592505, 6.00%, 4/15/33	148,382	159,725
Pool 780440, 8.50%, 11/15/17	739	791

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$448,435

TOTAL MORTGAGE-BACKED SECURITIES
(COST $12,960,888)		$13,531,005
MUNICIPAL BOND – 0.1%
DEVELOPMENT – 0.1%
City of Miami, FL, Rent Revenue,
Series 1998, (Lease payments guaranteed by U.S. Government), 8.65%, 7/01/19	115,000	133,351

TOTAL MUNICIPAL BOND
(COST $123,113)		$133,351
U.S. TREASURY – 3.8%
U.S. TREASURY INFLATION INDEXED NOTE – 1.5%
1.13%, 1/15/21	1,100,000	1,279,698
U.S. TREASURY NOTE – 2.3%
0.88%, 4/15/17	2,000,000	2,015,164

TOTAL U.S. TREASURY
(COST $3,197,428)		$3,294,862
MONEY MARKET FUND – 1.3%
Dreyfus Government Cash Management
Fund, Institutional Shares, 0.01%^	1,115,873	1,115,873

TOTAL MONEY MARKET FUND
(COST $1,115,873)		$1,115,873

January 31, 2015 (unaudited)

128     PORTFOLIO OF INVESTMENTS

Wilmington Short Duration Government Bond Fund (concluded)

Description	Value
TOTAL INVESTMENTS – 99.8%
(COST $86,099,560)	$87,264,818
OTHER ASSETS LESS LIABILITIES – 0.2%	168,357

TOTAL NET ASSETS – 100.0%	$87,433,175

Cost of investments for Federal income tax purposes is $86,099,450. The net unrealized appreciation/(depreciation) of investments was $1,165,368. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,552,291 and net unrealized depreciation from investments for those securities having an excess of cost over value of $386,923.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$18,811,875	$—	$18,811,875
Corporate Bond	—	549,187	—	549,187
Government Agencies	—	49,828,665	—	49,828,665
Mortgage-Backed Securities	—	13,531,005	—	13,531,005
Municipal Bond	—	133,351	—	133,351
U.S. Treasury	—	3,294,862	—	3,294,862
Money Market Fund	1,115,873	—	—	1,115,873

Total	$1,115,873	$86,148,945	$—	$87,264,818

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 97.2%
ALABAMA – 0.5%
MEDICAL – 0.5%
The University of Alabama, Refunding Revenue Bonds, (Series A), 5.75%, 9/01/22Δ	$1,000,000	$1,165,230

TOTAL ALABAMA		$1,165,230
ARIZONA – 2.8%
WATER – 1.2%
City of Tucson, AZ, Refunding Revenue Bonds, (Water Revenue), 5.00%, 7/01/30	2,255,000	2,768,779
WATER & SEWER – 1.6%
Arizona Water Infrastructure Finance Authority, Revenue Bonds, Water Utility Improvements, (Series A), 5.00%, 10/01/23	3,000,000	3,458,790

TOTAL ARIZONA		$6,227,569
CALIFORNIA – 8.7%
AIRPORT – 1.6%
San Francisco City & County Airports Comm-San Francisco International Airport, Refunding Revenue Bonds, 5.00%, 5/01/26	2,925,000	3,482,008
LEASE – 4.4%
Los Angeles Unified School District, CA, Certificate Participation Refunding Bonds,, (Series B), (Headquarters Building), 5.00%, 10/01/27	4,300,000	5,130,244
Sacramento, CA, City Financing Authority, Refunding Revenue Bonds, (Series B), 5.40%, 11/01/20	4,000,000	4,460,160

TOTAL LEASE		$9,590,404
WATER & SEWER – 2.7%
City of San Francisco Public Utilities Commission Water Revenue, CA, Refunding Revenue Bonds, (Series C), (Water Revenue), 5.00%, 11/01/27	5,000,000	5,997,250

TOTAL CALIFORNIA		$19,069,662
COLORADO – 1.1%
AIRPORT – 1.1%
City & County of Denver Airport System Revenue, CO, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/25	2,000,000	2,441,960

TOTAL COLORADO		$2,441,960
DISTRICT OF COLUMBIA – 1.1%

Description	Par Value	Value
DEDICATED TAX – 1.1%
District of Columbia, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/27	$2,000,000	$2,421,140

TOTAL DISTRICT OF COLUMBIA		$2,421,140
FLORIDA – 0.6%
LEASE – 0.6%
City of Jacksonville, FL, Refunding Revenue Bonds, (Series C), 5.00%, 10/01/26	1,000,000	1,211,700

TOTAL FLORIDA		$1,211,700
GEORGIA – 2.1%
GENERAL OBLIGATIONS – 1.0%
State of Georgia, GO Unlimited, Refunding Revenue Bonds, (Series C), 5.00%, 7/01/21	2,000,000	2,220,520
HIGHER EDUCATION – 1.1%
Fulton County Development Authority, GA, Refunding Revenue Bonds, (Series A), (Georgia Technology Foundation Inc., OBG), 5.25%, 11/01/24	1,750,000	2,288,352

TOTAL GEORGIA		$4,508,872
ILLINOIS – 5.9%
DEDICATED TAX – 1.6%
State of Illinois, Revenue Bonds, Public Improvements, (National Reinsurance FGIC), 6.00%, 6/15/26	2,500,000	3,390,950
GENERAL OBLIGATION – 3.3%
Metropolitan Water Reclamation District of Greater Chicago, GO Limited, (Series C-Green Bond), (Water Utility & Sewer Improvements), 5.00%, 12/01/28	5,865,000	7,201,927
GENERAL OBLIGATIONS – 0.5%
County of Cook, IL, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/17	1,000,000	1,107,360
MEDICAL – 0.5%
Illinois Finance Authority, Refunding Revenue Bonds, (Series A), (Rush University Medical Center), 5.00%, 11/15/30	1,000,000	1,192,040

TOTAL ILLINOIS		$12,892,277
INDIANA – 1.7%
GENERAL OBLIGATIONS – 0.7%
Indianapolis-Marion County Public Library, GO Unlimited, Refunding Revenue Bonds, (State Intercept Program), 5.00%, 1/01/19	1,270,000	1,465,301

January 31, 2015 (unaudited)

130     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
MEDICAL – 1.0%
Indiana Finance Authority, Refunding Revenue Bonds, (Series C), (Franciscan Alliance Inc., OBG), 5.00%, 11/01/21	$2,000,000	$2,262,200

TOTAL INDIANA		$3,727,501
MARYLAND – 1.1%
LEASE – 1.1%
County of Baltimore, MD, Certificate Participation Bonds, Public Improvements, 5.00%, 10/01/21	2,000,000	2,423,220

TOTAL MARYLAND		$2,423,220
MASSACHUSETTS – 1.4%
WATER & SEWER – 1.4%
Massachusetts Water Resources Authority, Refunding Revenue Bonds, (Series B), (AGM), 5.25%, 8/01/27	2,325,000	3,061,653

TOTAL MASSACHUSETTS		$3,061,653
MICHIGAN – 6.6%
DEDICATED TAX – 2.9%
Michigan Finance Authority, Refunding Revenue Bonds, (Series A), (Unemployment Obligation Assessment), 5.00%, 7/01/18	3,500,000	4,006,345
Michigan Finance Authority, Refunding Revenue Bonds, (Series B), (Unemployment Obligation Assessment), 5.00%, 7/01/21	2,000,000	2,280,300

TOTAL DEDICATED TAX		$6,286,645
MEDICAL – 0.6%
Royal Oak Hospital Finance Authority, MI, Refunding Revenue Bonds, (Series D), (William Beaumont Hospital), 5.00%, 9/01/20	1,200,000	1,434,756
SCHOOL DISTRICT – 0.5%
Ann Arbor School District, MI, GO Unlimited, Refunding Revenue Bonds, (Q-SBLF), 5.00%, 5/01/17	1,000,000	1,097,440
UTILITIES – 1.6%
Lansing Board of Water & Light, Revenue Bonds, (Series A), 5.00%, 7/01/29	3,000,000	3,490,530
WATER & SEWER – 1.0%
Michigan Municipal Bond Authority, Revenue Bonds, Water Utility Improvements, 5.00%, 10/01/19	2,075,000	2,141,317

TOTAL MICHIGAN		$14,450,688
MINNESOTA – 1.3%
MEDICAL – 1.3%
City of Rochester, MN, Refunding Revenue Bonds, (Series A), (Mayo Clinic), 4.00%, 11/15/30Δ	2,500,000	2,784,275

TOTAL MINNESOTA		$2,784,275
MISSOURI – 1.9%

Description	Par Value	Value
AIRPORT – 0.5%
City of St Louis, MO, Airport Revenue, Refunding Revenue Bonds, (Series A), (Lambert International Airport), (AGM), 5.00%, 7/01/23	$1,000,000	$1,085,650
MEDICAL – 1.4%
Missouri State Health & Educational Facilities Authority, MO, Refunding Revenue Bonds, (Series A), (SSM Health Care)
5.00%, 6/01/20	1,000,000	1,192,310
5.00%, 6/01/28	1,500,000	1,808,400

TOTAL MEDICAL		$3,000,710

TOTAL MISSOURI		$4,086,360
NEVADA – 1.5%
DEDICATED TAX – 1.0%
County of Clark, NV, Refunding Revenue Bonds, (Motor Vehicle Fuel Tax), 5.00%, 7/01/18	2,000,000	2,279,860
SCHOOL DISTRICT – 0.5%
Washoe County School District, NV, GO Limited, Refunding Revenue Bonds, (Series A), 4.00%, 6/01/18	1,000,000	1,105,360

TOTAL NEVADA		$3,385,220
NEW JERSEY – 0.9%
TRANSPORTATION – 0.9%
New Jersey State Turnpike Authority, Revenue Bonds, (Series A), (Highway Improvement), 5.00%, 1/01/27	1,645,000	1,995,895

TOTAL NEW JERSEY		$1,995,895
NEW YORK – 8.5%
DEDICATED TAX – 4.2%
Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, (Series A), (Sales Tax), 5.00%, 11/15/21	1,960,000	2,414,544
New York City, Transitional Finance Authority, NY, Refunding Revenue Bonds, (Subseries E), 5.00%, 11/01/22	4,125,000	4,995,416
New York Local Government Assistance Corp., NY, Refunding Revenue Bonds, (Series A), (GO of Corp.), 5.00%, 4/01/19	1,500,000	1,748,100

TOTAL DEDICATED TAX		$9,158,060
GENERAL OBLIGATIONS – 0.5%
County of Sullivan, NY, GO Limited, Refunding Revenue Bonds, (Public Improvement), 5.00%, 7/15/18	1,100,000	1,246,674
LEASE – 1.0%
Erie County Industrial Development Agency School, NY, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 5/01/18	1,000,000	1,136,430

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      131

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
Tobacco Settlement Financing Corp., NY, Refunding Revenue Bonds, (Series B), 5.00%, 6/01/22	$1,000,000	$1,094,520

TOTAL LEASE		$2,230,950
TRANSPORTATION – 2.8%
Metropolitan Transportation Authority, NY,
Revenue Bonds, (Series B), (Transit
Improvements), 5.00%, 11/15/29	3,000,000	3,604,530
Port Authority of New York & New Jersey, Refunding Revenue Bonds, (Airport & Marina Improvements), 5.00%, 12/01/23	2,000,000	2,482,100

TOTAL TRANSPORTATION		$6,086,630

TOTAL NEW YORK		$18,722,314
NORTH CAROLINA – 1.4%
GENERAL OBLIGATIONS – 1.4%
City of Charlotte, NC, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/18	2,745,000	3,146,127

TOTAL NORTH CAROLINA		$3,146,127
OHIO – 3.1%
DEDICATED TAX – 0.7%
County of Hamilton, OH, Refunding Revenue Bonds, (Series A), (AMBAC), 5.00%, 12/01/17	1,500,000	1,628,115
GENERAL OBLIGATIONS – 1.1%
Akron-Summit County Public Library, OH, GO Unlimited, Refunding Revenue Bonds, 5.00%, 12/01/20	1,960,000	2,362,172
WATER & SEWER – 1.3%
Ohio Water Development Authority, OH, Refunding Revenue Bonds, (Series C), (Water Pollution Center, OBG), 5.00%, 12/01/20	2,275,000	2,764,967

TOTAL OHIO		$6,755,254
PENNSYLVANIA – 14.2%
DEDICATED TAX – 0.8%
Sports & Exhibition Authority of Pittsburgh & Allegheny County, PA, Refunding Revenue Bonds, (AGM), 5.00%, 2/01/23	1,520,000	1,774,676
GENERAL OBLIGATION – 1.7%
County of Chester, PA, GO Unlimited, Refunding Revenue Bonds, (Public Improvement), 5.00%, 7/15/27	3,000,000	3,801,870
LEASE – 0.7%
Philadelphia Redevelopment Authority, PA, Revenue Bonds, Economic Improvements, (Series C), (National Reinsurance FGIC), 5.00%, 4/15/27	1,500,000	1,507,305

Description	Par Value	Value
MEDICAL – 3.0%
Allegheny County Hospital Development Authority, PA, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	$1,430,000	$1,756,426
Lancaster County Hospital Authority, PA, Refunding Revenue Bonds, (Series B), (Lancaster General Hospital, OBG)
5.00%, 3/15/19	1,485,000	1,619,140
5.00%, 3/15/23	1,770,000	1,918,114
Pennsylvania Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (University of Pennsylvania Health System, OBG), 5.00%, 8/15/18	1,200,000	1,361,580

TOTAL MEDICAL		$6,655,260
PRE-REFUNDED/ESCROW – 4.3%
Bucks County, PA, IDA, Revenue Bonds, ETM, (Senior Lifestyles, Inc., OBG), 10.00%, 5/15/19	4,775,000	6,605,162
Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC), 6.00%, 9/01/19	2,410,000	2,832,569

TOTAL PRE-REFUNDED/ESCROW		$9,437,731
SCHOOL DISTRICT – 2.9%
Hamburg Area School District, PA, GO Unlimited, Refunding Revenue Notes, (Series A), (AGM State Aid Withholding), 5.50%, 4/01/24	2,405,000	2,896,245
Pittsburgh Public Schools, PA, GO Unlimited, Refunding Revenue Bonds, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/21	1,775,000	2,081,720
School District of Philadelphia, PA, GO Unlimited, School Improvements, (Series D), (AGM State Aid Withholding), 5.50%, 6/01/17	1,300,000	1,434,563

TOTAL SCHOOL DISTRICT		$6,412,528
TRANSPORTATION – 0.8%
Pennsylvania State Turnpike Commission, PA, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/21	1,400,000	1,638,434

TOTAL PENNSYLVANIA		$31,227,804
TENNESSEE – 0.8%
GENERAL OBLIGATIONS – 0.8%
Metropolitan Government of Nashville & Davidson County, TN, GO Unlimited, Refunding Revenue Bonds, 5.00%, 7/01/17	1,610,000	1,785,667

TOTAL TENNESSEE		$1,785,667
TEXAS – 20.4%
AIRPORT – 1.4%
Dallas/Fort Worth International Airport, TX, Refunding Revenue Bonds, (Series D), 5.25%, 11/01/23	2,500,000	3,063,825

January 31, 2015 (unaudited)

132     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
GENERAL OBLIGATIONS – 3.6%
City of Frisco, TX, GO Limited, Refunding Revenue Bonds, 5.00%, 2/15/18	$2,000,000	$2,260,800
County of Travis, TX, GO Limited, Refunding Revenue Bonds, 5.00%, 3/01/19	1,270,000	1,482,725
State of Texas, GO Unlimited, Highway Improvements, (Transportation Commission), 5.00%, 4/01/21	3,440,000	4,210,010

TOTAL GENERAL OBLIGATIONS		$7,953,535
HIGHER EDUCATION – 2.5%
Harris County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Baylor College of Medicine, OBG)
5.00%, 11/15/18	1,690,000	1,930,538
5.00%, 11/15/19	3,105,000	3,624,373

TOTAL HIGHER EDUCATION		$5,554,911
MEDICAL – 6.4%
North Central Texas Health Facility Development Corp., TX, Refunding Revenue Bonds, (Children’s Medical Center of Dallas Project, OBG), 5.00%, 8/15/18	1,000,000	1,142,330
Tarrant County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Texas Health Resources, OBG), 5.00%, 2/15/21	5,000,000	5,428,200
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Methodist Hospital of Dallas, OBG), 5.00%, 10/01/25	6,110,000	7,422,489

TOTAL MEDICAL		$13,993,019
SCHOOL DISTRICT – 1.2%
Mesquite Independent School District, TX, GO Unlimited, Refunding Revenue Bonds, (Series B), (PSF-GTD), 5.00%, 8/15/19	2,165,000	2,560,502
TRANSPORTATION – 1.3%
County of Harris, TX, Refunding Revenue Bonds, (Series C), (Senior Lien-Toll Road), 5.00%, 8/15/26	2,420,000	2,908,066
UTILITIES – 1.9%
City of Houston Utility System, TX, Refunding Revenue Bonds, (Series C), (Comb-First Lien)
5.00%, 5/15/21	1,250,000	1,525,763
5.00%, 5/15/23	2,000,000	2,510,500

TOTAL UTILITIES		$4,036,263
WATER – 2.1%
City of Austin Water & Wastewater System, TX, Refunding Revenue Bonds, 5.00%, 5/15/20	3,810,000	4,564,151

TOTAL TEXAS		$44,634,272
UTAH – 1.2%

Description	Par Value	Value
MEDICAL – 1.2%
County of Utah, UT, Revenue Bonds, (IHC Health Services Inc., OBG)
5.00%, 5/15/25	$1,025,000	$1,210,986
5.00%, 5/15/26	1,200,000	1,412,580

TOTAL MEDICAL		$2,623,566

TOTAL UTAH		$2,623,566
VIRGINIA – 2.2%
HIGHER EDUCATION – 2.2%
Virginia, College Building Authority, VA, Revenue Bonds, University & College Improvements, (Series A), (Public Higher Education Financing, OBG), 5.00%, 9/01/19	4,000,000	4,726,480

TOTAL VIRGINIA		$4,726,480
WASHINGTON – 4.6%
DEDICATED TAX – 1.2%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Transit Improvements, (National Reinsurance FGIC), 5.25%, 2/01/21	2,300,000	2,717,266
GENERAL OBLIGATIONS – 2.8%
State of Washington, GO Unlimited, Refunding Revenue Bonds, (Series R-C), 5.00%, 7/01/24	5,000,000	6,240,350
POWER – 0.6%
County of Lewis Public Utility District No. 1, WA, Current Refunding Revenue Bonds, 5.25%, 10/01/28	1,000,000	1,234,390

TOTAL WASHINGTON		$10,192,006
WISCONSIN – 1.6%
TRANSPORTATION – 1.6%
Wisconsin Department of Transportation, Refunding Revenue Bonds, (Series 2), 5.00%, 7/01/19	1,500,000	1,765,155
Wisconsin Department of Transportation, Revenue Bonds, (Series 1), (Highway Improvements), 5.00%, 7/01/22	1,500,000	1,755,945

TOTAL TRANSPORTATION		$3,521,100

TOTAL WISCONSIN		$3,521,100

TOTAL MUNICIPAL BONDS
(COST $200,468,113)		$213,187,812
	Number of
	Shares
MONEY MARKET FUND – 2.6%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	5,702,314	$5,702,314
TOTAL MONEY MARKET FUND

(COST $5,702,314)		$5,702,314

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      133

Wilmington Municipal Bond Fund (concluded)

Description	Value
TOTAL INVESTMENTS – 99.8%
(COST $206,170,427)	$218,890,126
OTHER ASSETS LESS LIABILITIES – 0.2%	414,095

TOTAL NET ASSETS – 100.0%	$219,304,221

Cost of investments for Federal income tax purposes is $206,170,427. The net unrealized appreciation/(depreciation) of investments was $12,719,699. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $12,726,733 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,034.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$213,187,812	$—	$213,187,812
Money Market Fund	5,702,314	—	—	5,702,314

Total	$5,702,314	$213,187,812	$—	$218,890,126

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

Wilmington Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 96.2%
MARYLAND – 96.2%
CONTINUING CARE – 1.5%
Baltimore County, MD, Revenue Refunding
Bonds, (Series A), (Oak Crest Village, Inc.), 5.00%, 1/01/22	$1,200,000	$1,277,748
DEDICATED TAX – 4.0%
Maryland State Department of
Transportation, Revenue Bonds, Transit Improvements
5.00%, 2/15/28	1,375,000	1,622,802
5.50%, 2/15/17	1,740,000	1,902,029

TOTAL DEDICATED TAX		$3,524,831

GENERAL OBLIGATIONS – 34.4%
Baltimore County, MD, GO Unlimited, Refunding Notes, 5.00%, 11/01/18	1,000,000	1,157,750
Baltimore County, MD, GO Unlimited, Refunding Notes, Public Improvements, 5.00%, 2/01/28	1,000,000	1,197,050
Cecil County, MD, GO Unlimited, Refunding Bonds, 5.00%, 11/01/23	2,590,000	3,237,422
Charles County, MD, GO Unlimited, Refunding Bonds, 5.00%, 3/01/20	3,020,000	3,616,269
Frederick County, MD, GO Unlimited, Refunding Bonds, 5.25%, 11/01/19	1,500,000	1,801,050
Harford County, MD, GO Unlimited, Public Improvements, 4.00%, 7/01/20	2,000,000	2,263,400
Howard County, MD, GO Unlimited, Refunding Bonds, (Series B), 5.00%, 8/15/18	2,500,000	2,876,150
Montgomery County, MD, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 7/01/21	2,000,000	2,466,860
Montgomery County, MD, GO Unlimited, Refunding Notes, (Series A)
5.00%, 8/01/19	1,570,000	1,856,965
5.00%, 7/01/22	2,000,000	2,357,820
Prince George’s County, MD, GO Limited, Public Improvements, (Series A), 5.00%, 9/15/27	1,020,000	1,217,584
State of Maryland, GO Unlimited, Refunding Bonds, 5.00%, 8/01/20	3,000,000	3,636,450
Washington Suburban Sanitary Commission, MD, GO Unlimited, Refunding Bonds, 6.00%, 6/01/18	1,000,000	1,174,510

Description	Par Value	Value
Washington Suburban Sanitary Commission, MD, GO Unlimited, Water & Utility Improvements, 5.00%, 6/01/18	$1,315,000	$1,503,071

TOTAL GENERAL OBLIGATIONS		$30,362,351

HIGHER EDUCATION – 9.8%

Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series B), (Johns Hopkins University), 5.00%, 7/01/23	2,000,000	2,523,800
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Johns Hopkins University)
5.00%, 7/01/24	2,000,000	2,479,460
5.00%, 7/01/26	3,000,000	3,675,630

TOTAL HIGHER EDUCATION		$8,678,890

LEASE – 4.0%

Maryland Economic Development Corp., Refunding Revenue Bonds, (Dept. Transaction Headquarters), 4.00%, 6/01/21	1,000,000	1,157,730
Maryland Economic Development Corp., Revenue Bonds, General Improvements, (Public Health Laboratory), 5.00%, 6/01/19	1,000,000	1,171,710
Maryland Stadium Authority, MD, Refunding Revenue Bonds, 5.00%, 6/15/17	1,055,000	1,164,193

TOTAL LEASE		$3,493,633

MEDICAL – 16.4%

Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Anne Arundel Health Systems)
5.00%, 7/01/22	1,000,000	1,202,090
5.00%, 7/01/25	1,000,000	1,173,510
5.00%, 7/01/26	1,100,000	1,284,360
5.00%, 7/01/27	535,000	621,905
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Greater Baltimore Medical Center), 5.00%, 7/01/25	1,015,000	1,203,983
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series C), (Upper Chesapeake Medical Center), 5.50%, 1/01/28	2,500,000	2,740,175
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Health System)
5.00%, 7/01/19	1,000,000	1,174,870

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      135

Wilmington Maryland Municipal Bond Fund (continued)

Description	Par Value	Value
5.00%, 7/01/22	$1,000,000	$1,233,830
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series B), (MedStar Health)
5.00%, 8/15/26	1,500,000	1,792,095
5.00%, 8/15/27	1,000,000	1,184,340
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series C), (Johns Hopkins Health System),
5.00%, 5/15/28	675,000	809,588

TOTAL MEDICAL		$14,420,746
PRE-REFUNDED/ESCROW – 5.1%
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Helix Health Systems, Inc.), (AMBAC), 5.00%, 7/01/27	3,630,000	4,515,466
TRANSPORTATION – 15.2%
Maryland State Department of Transportation, Refunding Revenue Bonds
5.00%, 5/01/17	2,000,000	2,203,420
5.00%, 5/01/18	825,000	939,848
Maryland State Transportation Authority, Refunding Revenue Bonds
5.00%, 7/01/18	2,500,000	2,860,750
5.00%, 7/01/25	1,000,000	1,213,970
Maryland State Transportation Authority, Revenue Bonds, Highway Improvements,
5.25%, 3/01/18	3,520,000	4,013,574
Montgomery County, MD, Parking System Revenue, Refunding Revenue Bonds,
5.00%, 6/01/21	1,820,000	2,214,612

TOTAL TRANSPORTATION		$13,446,174

Description	Par Value	Value
WATER & SEWER – 5.8%
Maryland Water Quality Financing Administration Revolving Loan Fund, Revenue Bonds, Sewer Improvements
5.00%, 3/01/20	$2,525,000	$3,036,035
5.00%, 3/01/26	1,650,000	2,073,968

TOTAL WATER & SEWER		$5,110,003

TOTAL MARYLAND		$84,829,842

TOTAL MUNICIPAL BONDS (COST $80,182,380)		$84,829,842

	Number of Shares
MONEY MARKET FUND – 3.0%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	2,631,066	$2,631,066

TOTAL MONEY MARKET FUND (COST $2,631,066)		$2,631,066

TOTAL INVESTMENTS – 99.2% (COST $82,813,446)		$87,460,908
OTHER ASSETS LESS LIABILITIES – 0.8%		719,782

TOTAL NET ASSETS – 100.0%		$88,180,690

Cost of investments for Federal income tax purposes is $82,873,131. The net unrealized appreciation/(depreciation) of investments was $4,587,777. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,647,462 and net unrealized depreciation from investments for those securities having an excess of cost over value of $59,685.

January 31, 2015 (unaudited)

136     PORTFOLIO OF INVESTMENTS

Wilmington Maryland Municipal Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$84,829,842	$—	$84,829,842
Money Market Fund	2,631,066	—	—	2,631,066

Total	$2,631,066	$84,829,842	$—	$87,460,908

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 95.6%
NEW YORK – 95.6%
DEDICATED TAX – 14.9%
Nassau County Interim Finance Authority, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/21	$1,000,000	$1,231,910
New York Local Government Assistance Corp., Refunding Revenue Notes, (Series A), (GO of Corp.), 5.00%, 4/01/20	3,000,000	3,586,770
New York State Dormitory Authority, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 3/15/25	5,100,000	6,365,463
New York State Thruway Authority, Revenue Bonds, Public Improvements, (Series A), 5.25%, 3/15/23	1,000,000	1,114,010
New York State Thruway Authority, Revenue Bonds, Transit Improvements, (Series A), 5.00%, 3/15/27	1,000,000	1,135,090

TOTAL DEDICATED TAX		$13,433,243
GENERAL OBLIGATION – 5.8%
County of Albany NY, AD Velorem Property Tax, GO, Refunding Bonds, 5.00%, 9/15/20	2,595,000	3,127,131
Town of Islip NY, GO, Refunding Bonds, AD Valorem Property Tax, 5.00%, 2/01/19	1,795,000	2,089,703

TOTAL GENERAL OBLIGATION		$5,216,834
GENERAL OBLIGATIONS – 8.5%
New York Municipal Bond Bank Agency, Refunding Revenue Bonds, (Subseries B1)/(AGM), 5.00%, 4/15/21	3,000,000	3,468,000
New York State, GO Unlimited, Highway Improvements, (Series E), (State Aid Withholding), 5.00%, 12/15/21	2,090,000	2,597,159
Westchester County, NY, GO, Unlimited, Refunding Bonds, Series A, 5.00%, 10/15/17	1,395,000	1,562,595

TOTAL GENERAL OBLIGATIONS		$7,627,754
HIGHER EDUCATION – 3.3%
New York State Dormitory Authority, Revenue Bond, University and College Improvements, (Series A), 5.00%, 7/01/28	1,000,000	1,202,610
New York State Dormitory Authority, University & College Improvements, (Series A), (NATL-RE), 6.00%, 7/01/19	1,500,000	1,803,615

TOTAL HIGHER EDUCATION		$3,006,225

Description	Par Value	Value

LEASE – 13.8%
Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(AGM, State Aid Withholding), 5.75%, 5/01/21	$1,000,000	$1,115,370
Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(State Aid Withholding), 5.00%, 5/01/23	3,000,000	3,580,350
New York City, NY, Transitional Finance Authority, Building Aid, Revenue Refunding Bonds, School Improvements, (Series S-5), (State Aid Withholding), 5.00%, 1/15/27	2,770,000	3,166,996
New York State Dormitory Authority, Refunding Revenue Bonds, (AGM), 5.00%, 7/01/18	1,000,000	1,100,430
New York State Urban Development Corp., Refunding Revenue Notes, (Series B), 5.25%, 1/01/23	3,000,000	3,421,680

TOTAL LEASE		$12,384,826
MEDICAL – 8.8%
Monroe County, NY, IDA, Refunding Revenue Bonds, (Highland Hospital Rochester Project), 5.00%, 8/01/22	1,000,000	1,020,390
New York State Dormitory Authority, Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (NYU Hospitals Center), 5.00%, 7/01/27	4,650,000	5,681,324
New York State Dormitory Authority, Revenue Refunding Bonds, (Series C), (Memorial Sloan Kettering Cancer Center)/(National Reinsurance), 5.75%, 7/01/19	1,010,000	1,201,930

TOTAL MEDICAL		$7,903,644
POWER – 3.6%
New York Power Authority/The, Revenue Refunding Bonds, (Series A), (GO of Authority), 5.00%, 11/15/22	2,575,000	3,206,210
PRE-REFUNDED/ESCROW – 4.7%
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series Y), (CAPMAC – ITC GO of Authority), 6.13%, 1/01/21	3,500,000	4,245,290
SCHOOL DISTRICT – 12.4%
Byram Hills Central School District, NY, GO Unlimited, Refunding Bonds, (State Aid Withholding), 5.00%, 11/15/17	1,000,000	1,121,180

January 31, 2015 (unaudited)

138     PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value
Chester Union Free School District, GO Unlimited, Refunding Bonds, (State Aid Withholding), 5.00%, 4/15/27	$1,555,000	$1,830,297
Commack Union Free School District/NY, Refunding Bonds, (GO, State Aid Withholding), 4.00%, 11/15/21	1,625,000	1,867,418
East Meadow Union Free School District, GO Unlimited, Refunding Bonds, (State Aid Withholding), 4.00%, 8/15/18	1,385,000	1,536,907
Greece Central School District, NY, GO Unlimited, Refunding Bonds, (Series A), (State Aid Withholding), 5.00%, 6/15/18	1,000,000	1,132,160
New York State Dormitory Authority, Revenue Refunding Bonds, School Improvements, (Series C), (State Aid Withholding), 7.25%, 10/01/28	3,000,000	3,632,400

TOTAL SCHOOL DISTRICT		$11,120,362
TRANSPORTATION – 12.8%
Metropolitan Transportation Authority, NY, Revenue Bonds, Transit Improvements, (Series B), 5.00%, 11/15/22	1,000,000	1,118,560
Metropolitan Transportation Authority, NY Revenue, Revenue Refunding Bonds, Transit Improvements, (Series B), 5.00%, 11/15/29	2,000,000	2,403,020
Metropolitan Transportation Authority, NY Revenue, Revenue Refunding Bonds, Transit Improvements, (Series E), 5.00%, 11/15/28	2,000,000	2,405,500
Port Authority of New York & New Jersey, Refunding Revenue Bonds, Airport & Marina Improvements, (Series B), 5.00%, 12/01/23	3,000,000	3,723,150
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/28	1,500,000	1,844,460

TOTAL TRANSPORTATION		$11,494,690

Description	Par Value	Value
WATER – 7.0%
Nassau County Sewer & Storm Water Finance Authority, Refunding Revenue Bonds, 5.00%, 10/01/26	$1,500,000	$1,894,185
New York City Water & Sewer System, (Series BB), Refunding Revenue Bonds, 5.00%, 6/15/28	3,595,000	4,445,469

TOTAL WATER		$6,339,654

TOTAL NEW YORK		$85,978,732

TOTAL MUNICIPAL BONDS (COST $80,343,620)		$85,978,732
	Number of Shares
MONEY MARKET FUND – 3.7%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	3,325,776	$3,325,776

TOTAL MONEY MARKET FUND (COST $3,325,776)		$3,325,776

TOTAL INVESTMENTS – 99.3% (COST $83,669,396)		$89,304,508
OTHER ASSETS LESS LIABILITIES – 0.7%		621,015

TOTAL NET ASSETS – 100.0%		$89,925,523

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      139

Wilmington New York Municipal Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $83,731,699. The net unrealized appreciation/(depreciation) of investments was $5,572,809. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,635,112 and net unrealized depreciation from investments for those securities having an excess of cost over value of $62,303.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$85,978,732	$—	$85,978,732
Money Market Fund	3,325,776	—	—	3,325,776

Total	$3,325,776	$85,978,732	$—	$89,304,508

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - FIXED INCOME AND MUNICIPAL FUNDS

Δ	Floating rate note with current rate and stated maturity date shown.
♦	The rate shown reflects the effective yield at purchase date.
Ω	Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2015, these liquid restricted securities were as follows:

		Percentage
		of Total
Fund	Amount	Net Assets
Broad Market Bond Fund	$36,446,973	9.2%
Intermediate-Term Bond Fund	2,051,246	1.6%
Short-Term Corporate Bond Fund	4,088,017	4.4%

•	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities were as follows:

				Percentage
	Acquisition	Acquisition	Market	of Total
Security	Date	Cost	Value	Net Assets
Broad Market Bond Fund
Alibaba Group Holding Ltd.	11/20/2014	$634,295	$633,781
Apache Corp.	01/30/2015	3,999,440	3,999,487
Baxter International	01/22/2015	2,999,350	2,999,642
Consolidated Edison Co.	01/30/2015	3,999,923	3,999,949
Crown Castle Towers LLC	07/29/2010	1,000,000	1,048,621
Crown Castle Towers LLC	08/04/2010	1,003,370	1,048,621
Daimler Finance North America LLC	09/07/2011	247,588	273,862
Extended Stay America Trust 2013-ESH	01/25/2013	797,998	802,844
FirstEnergy Transmission LLC	05/14/2014	2,249,798	2,403,431
FMR LLC	10/28/2009	997,720	1,420,936
Harley-Davidson Financial Services, Inc.	09/11/2014	747,128	768,486
Hyundai Capital America	12/01/2011	248,878	262,655
Hyundai Capital America	09/24/2012	249,855	251,321
Hyundai Capital America	08/06/2013	574,666	581,769
Johnson Controls, Inc.	01/30/2015	3,999,900	3,999,933
Kroger Co.	01/30/2015	2,499,944	2,499,962
LA Arena Funding LLC	04/23/1999	847,841	958,489
McCormick & Co., Inc.	01/30/2015	3,999,953	3,999,969
Medtronic, Inc.	12/02/2014	697,984	705,448
Mondelez International, Inc.	01/22/2015	2,999,660	2,999,915
NBCUniversal Enterprise	03/20/2013	420,475	421,174
SLM Private Education Loan Trust	04/14/2011	239,931	241,063
WM Wrigley Jr. Co.	10/17/2013	124,861	125,615
			$36,446,973	9.2%
Intermediate-Term Bond Fund
Daimler Finance North America LLC	07/24/2014	498,275	501,646
FirstEnergy Transmission LLC	05/14/2014	749,933	801,144
Harley-Davidson Financial Services, Inc.	09/11/2014	249,043	256,162
SLM Private Education Loan Trust	04/14/2011	239,931	241,063
WM Wrigley Jr. Co.	10/16/2013	249,722	251,231
			$2,051,246	1.6%
Short-Term Corporate Bond Fund
Alibaba Group Holding Ltd.	11/20/2014	184,795	184,645

January 31, 2015 (unaudited)

Notes to Portfolios of Investments - Fixed Income and Municipal Funds      141

				Percentage
	Acquisition	Acquisition	Market	of Total
Security	Date	Cost	Value	Net Assets
Daimler Finance North America LLC	07/24/2014	1,993,100	2,006,586
Extended Stay America Trust 2013-ESH	01/25/2013	503,736	506,795
Hyundai Capital America	09/24/2012	249,855	251,321
Hyundai Capital America	08/06/2013	399,768	404,709
Hyundai Motor Manufacturing Czech	04/15/2010	249,248	251,756
SLM Private Education Loan Trust	04/14/2011	319,909	321,417
WM Wrigley Jr. Co.	10/17/2013	159,822	160,788
			$4,088,017	4.4%
^	7-Day net yield.
#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments - Wilmington Funds.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

AGM – Assured Guaranty Municipal	GO – General Obligation
AMBAC – American Bond Assurance Corporation	GTD – Guaranteed
BKNT – Bank Note	IDA – Industrial Development Authority/Agency
CAPMAC – Capital Markets Assurance Corporation	LLC – Limited Liability Corporation
CMBS – Commercial Mortgage Backed Securities	LP – Limited Partnership
ETM – Escrowed to Maturity	MTN – Medium Term Note
FGIC – Financial Guarantee Insurance Company	OBG – Obligation
FHLB – Federal Home Loan Bank	PLC – Public Limited Company
FHLMC – Federal Home Loan Mortgage Corporation	PSF – Permanent School Fund
FNMA – Federal National Mortgage Association	Q-SBLF – Qualified School Bond Loan Fund
FRN – Float Rate Note	REIT – Real Estate Investment Trust
GMTN – Global Medium Term Note	TBA – To Be Announced
GNMA – Government National Mortgage Association	UPMC – University of Pittsburgh Medical Center

January 31, 2015 (unaudited)

Wilmington Prime Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Par Value	Value
ASSET-BACKED COMMERCIAL PAPER – 8.2%¿
CAFCO LLC,
0.18%, 2/05/15•,Ω	$50,000,000	$49,999,000
Chariot Funding LLC
0.27%, 8/21/15•,Ω	25,000,000	24,962,313
0.27%, 8/03/15•,Ω	50,000,000	49,931,375
0.27%, 8/11/15•,Ω	25,000,000	24,964,188
CIESCO LLC,
0.18%, 2/06/15•,Ω	50,000,000	49,998,750
MetLife Short Term Fund,
0.14%, 4/01/15•,Ω	43,000,000	42,990,134
Old Line Funding LLC,
0.23%, 5/20/15•,Ω	50,000,000	49,965,500
Thunder Bay Funding LLC,
0.23%, 3/23/15	50,000,000	49,984,028

TOTAL ASSET-BACKED COMMERCIAL PAPER
(COST $342,795,288)		$342,795,288
CERTIFICATES OF DEPOSIT – 19.7%
Bank of Montreal,
0.16%, 2/04/15	100,000,000	100,000,000
Bank of Nova Scotia/Houston
0.21%, 5/01/15	50,000,000	50,000,000
0.26%, 7/28/15	50,000,000	50,000,000
Branch Bank & Trust,
0.15%, 3/03/15	100,000,000	100,000,000
Credit Suisse, New York
0.18%, 3/06/15	50,000,000	50,000,000
0.18%, 3/06/15	50,000,000	50,000,000
HSBC Bank USA,
0.16%, 3/20/15	75,000,000	75,000,000
JP Morgan Chase Bank NA
0.35%, 2/03/15	50,000,000	50,000,000
0.31%, 10/23/15Δ	50,000,000	50,000,000
Toronto Dominion Bank
0.26%, 7/22/15	50,000,000	50,000,000
0.26%, 11/18/15	50,000,000	50,000,000
US Bank National Association,
0.23%, 10/30/15	50,000,000	50,000,000
Wells Fargo Bank NA
0.28%, 3/05/15Δ	50,000,000	50,000,000
0.28%, 11/18/15	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT
(COST $825,000,000)		$825,000,000

Description	Par Value	Value
CORPORATE NOTES & BONDS – 8.3%
Bank of America NA
0.23%, 5/13/15	$50,000,000	$50,000,000
0.23%, 5/13/15	50,000,000	50,000,000
Province of British Columbia,
Sr. Unsecured, 0.15%, 6/15/15	40,396,000	40,787,748
Province of Ontario, Canada
0.11%, 2/06/15	75,000,000	74,998,854
0.28%, 8/13/15	25,000,000	25,009,291
Westpac Banking Corp., Sr. Unsecured
0.21%, 2/27/15	50,000,000	50,141,000
0.23%, 2/20/15	58,000,000	58,000,968

TOTAL CORPORATE NOTES & BONDS
(COST $348,937,861)		$348,937,861
FINANCIAL COMPANY COMMERCIAL PAPER – 6.0%
Australia & New Zealand Banking Group Ltd.,
0.16%, 3/16/15•,Ω	50,000,000	49,990,444
Commonwealth Bank of Australia
0.23%, 2/13/15•,Ω	50,000,000	50,000,014
0.23%, 2/05/15•,Ω	50,000,000	50,000,000
National Australia Bank Ltd.,
0.22%, 4/16/15•,Ω	100,000,000	99,954,778

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(COST $249,945,236)		$249,945,236
MUNICIPAL COMMERCIAL PAPER – 4.1%¿
Catholic Health Initiatives,
0.25%, 5/06/15	17,150,000	17,138,805
Emory University,
0.20%, 3/12/15	27,400,000	27,400,000
Salt River Project Agricultural Improvement
& Power District, Series C
0.14%, 2/02/15	30,000,000	29,999,883
0.14%, 2/03/15	45,000,000	44,999,650
University of California,
0.21%, 3/16/15	50,000,000	49,987,458

TOTAL MUNICIPAL COMMERCIAL PAPER
(COST $169,525,796)		$169,525,796
MUNICIPAL NOTES & BONDS – 2.3%
Connecticut State, Health & Educational Facilities Authority, Revenue Bonds, (Series T-2) Weekly VRDNs, (Yale University, OBG), 0.01%, 2/07/15Δ	39,250,000	39,250,000

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      143

Wilmington Prime Money Market Fund (continued)

Description	Par Value	Value
Loudoun County Industrial Development Authority, VA, Revenue Bonds, (Series B) Weekly VRDNs, (Howard Hughes Medical Institute, OBG), 0.01%, 2/07/15Δ	$23,685,000	$23,685,000
State of Texas, GO Revenue Bonds, (Series 2006A) Weekly VRDNs, (Veterans Housing Assistance, OBG), 0.08%, 2/07/15Δ	32,975,000	32,975,000

TOTAL MUNICIPAL NOTES & BONDS
(COST $95,910,000)		$95,910,000
OTHER COMMERCIAL PAPER – 32.3%¿
ABB Treasury Center USA,
0.11%, 2/02/15•,Ω	30,000,000	29,999,908
Abbott Laboratories
0.10%, 2/02/15•,Ω	62,000,000	61,999,828
0.10%, 2/09/15•,Ω	25,300,000	25,299,438
BMW US Capital LLC
0.12%, 2/12/15•,Ω	30,000,000	29,998,900
0.12%, 2/23/15•,Ω	28,000,000	27,997,947
0.13%, 2/18/15•,Ω	19,690,000	19,688,791
BP Capital Markets PLC,
0.13%, 2/05/15•,Ω	70,000,000	69,999,028
Cargill Global Funding PLC,
0.08%, 2/02/15•,Ω	50,000,000	49,999,889
Caterpillar Financial Service Corp.,
0.13%, 3/03/15	50,000,000	49,994,583
Chevron Corporation,
0.10%, 2/20/15•,Ω	99,000,000	98,994,775
Coca-Cola Co.,
0.21%, 3/23/15•,Ω	25,000,000	24,992,708
CPPIB Capital, Inc.
0.13%, 2/02/15•,Ω	50,000,000	49,999,819
0.15%, 4/07/15•,Ω	51,000,000	50,986,188
Electric de France
0.17%, 4/02/15•,Ω	50,000,000	49,985,833
0.20%, 5/06/15•,Ω	46,900,000	46,875,508
Emerson Electric Co.,
0.09%, 2/03/15•,Ω	30,000,000	29,999,850
Exxon Mobil Corp.,
0.17%, 6/22/15	100,000,000	99,933,417
Massachusetts Mutual Life Insurance
0.12%, 2/05/15•,Ω	25,000,000	24,999,667
0.12%, 2/09/15•,Ω	25,000,000	24,999,333
Merck & Co., Inc.,
0.13%, 2/10/15•,Ω	50,000,000	49,998,375
Philip Morris International Inc.,
0.14%, 3/03/15•,Ω	100,000,000	99,988,333
Praxair, Inc.

Description	Par Value	Value
0.10%, 2/10/15	50,000,000	49,998,750
0.10%, 2/03/15	$50,000,000	$49,999,722
Siemens Capital Co., LLC,
0.08%, 2/02/15•,Ω	86,700,000	86,699,807
Simon Property Group LP,
0.18%, 2/11/15•,Ω	45,600,000	45,597,720
Toyota Motor Credit Corp.
0.21%, 4/28/15	50,000,000	49,974,917
0.25%, 7/20/15	50,000,000	49,941,319

TOTAL OTHER COMMERCIAL PAPER
(COST $1,348,944,353)		$1,348,944,353
U.S. GOVERNMENT AGENCY OBLIGATIONS – 8.0%
Federal Home Loan Bank
0.07%, 2/20/15	90,000,000	89,996,675
0.08%, 3/04/15	37,900,000	37,897,389
0.08%, 2/11/15	100,000,000	99,997,778
0.09%, 3/13/15	58,790,000	58,784,448
Federal National Mortgage Association,
0.07%, 3/18/15	50,000,000	49,995,625

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $336,671,915)		$336,671,915
U.S. TREASURY OBLIGATIONS – 10.8%
U.S. TREASURY BILLS – 6.0%
0.01%, 2/05/15	50,000,000	49,999,939
0.07%, 5/28/15	100,000,000	99,978,331
0.07%, 7/23/15	100,000,000	99,965,600
U.S. TREASURY NOTES – 4.8%
0.25%, 7/15/15	50,000,000	50,012,623
0.25%, 9/15/15	50,000,000	50,037,093
0.38%, 6/15/15	100,000,000	100,085,735

TOTAL U.S. TREASURY OBLIGATIONS
(COST $450,079,321)		$450,079,321
REPURCHASE AGREEMENT – 1.3%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, dated 01/30/15, due 02/02/15, repurchase price $54,000,225, collateralized by U.S. Treasury Securities 0.00% to 1.50%, maturing 02/26/15 to 08/31/18; total market value of $55,080,087.	54,000,000	54,000,000

TOTAL REPURCHASE AGREEMENT
(COST $54,000,000)		$54,000,000

TOTAL INVESTMENTS – 101.0%
(COST $4,221,809,770)		$4,221,809,770
OTHER LIABILITIES LESS ASSETS – (1.0%)		(40,494,853)

TOTAL NET ASSETS – 100.0%		$4,181,314,917

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

January 31, 2015 (unaudited)

144     PORTFOLIO OF INVESTMENTS

Wilmington Prime Money Market Fund (concluded)

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Commercial Paper	$—	$342,795,288	$—	$342,795,288
Certificates of Deposit	—	825,000,000	—	825,000,000
Corporate Notes & Bonds	—	348,937,861	—	348,937,861
Financial Company Commercial Paper	—	249,945,236	—	249,945,236
Municipal Commercial Paper	—	169,525,796	—	169,525,796
Municipal Notes & Bonds	—	95,910,000	—	95,910,000
Other Commercial Paper	—	1,348,944,353	—	1,348,944,353
U.S. Government Agency Obligations	—	336,671,915	—	336,671,915
U.S. Treasury Obligations	—	450,079,321	—	450,079,321
Repurchase Agreement	—	54,000,000	—	54,000,000

Total	$—	$4,221,809,770	$—	$4,221,809,770

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

Wilmington U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 87.9%
FEDERAL FARM CREDIT BANK (FFCB) – 15.2%
0.06%, 4/09/15‡	$34,000,000	$33,996,203
0.10%, 4/13/15‡	36,226,000	36,219,213
0.12%, 3/23/15‡	15,000,000	14,997,500
0.12%, 2/04/15Δ	125,000,000	124,996,296
0.13%, 2/15/15Δ	75,000,000	74,999,443
0.13%, 2/06/15Δ	100,000,000	99,992,758
0.13%, 2/16/15Δ	175,000,000	174,976,129
0.17%, 2/19/15Δ	21,600,000	21,602,156
0.20%, 2/20/15Δ	66,800,000	66,823,650

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$648,603,348
FEDERAL HOME LOAN BANK (FHLB) – 28.4%
0.05%, 2/04/15‡	27,100,000	27,099,898
0.06%, 2/06/15‡	50,530,000	50,529,600
0.07%, 2/20/15‡	15,000,000	14,998,931
0.07%, 4/01/15‡	30,300,000	30,296,474
0.07%, 4/08/15‡	21,000,000	20,997,267
0.08%, 2/11/15‡	298,300,000	298,293,676
0.08%, 3/13/15‡	46,082,000	46,077,904
0.08%, 3/06/15‡	89,949,000	89,942,202
0.09%, 4/17/15‡	85,000,000	84,984,948
0.09%, 2/18/15‡	140,345,000	140,339,177
0.09%, 4/22/15‡	50,000,000	49,990,000
0.10%, 4/10/15‡	94,350,000	94,332,361
0.10%, 4/15/15‡	135,100,000	135,072,432
0.11%, 3/11/15‡	75,000,000	74,991,292
0.13%, 2/12/15Δ	25,000,000	24,999,980
0.15%, 7/10/15‡	24,500,000	24,484,310

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$1,207,430,452
FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) - 18.3%
0.03%, 2/03/15‡	36,500,000	36,499,939
0.04%, 2/05/15‡	25,500,000	25,499,887
0.05%, 2/17/15‡	20,000,000	19,999,556
0.07%, 3/06/15‡	51,053,000	51,049,857
0.07%, 4/20/15‡	25,000,000	24,996,208
0.07%, 4/07/15‡	25,000,000	24,996,840
0.07%, 4/13/15‡	67,260,000	67,250,374
0.07%, 2/10/15‡	64,927,000	64,925,789
0.08%, 3/09/15‡	56,800,000	56,795,626

Description	Par Value	Value
0.08%, 2/25/15‡	$65,000,000	$64,996,433
0.09%, 3/16/15‡	44,820,000	44,815,182
0.10%, 4/16/15‡	50,000,000	49,990,236
0.10%, 5/06/15‡	25,000,000	24,993,472
0.15%, 5/13/15‡	73,200,000	73,169,195
0.16%, 2/16/15Δ	100,000,000	100,016,329
0.17%, 5/29/15‡	50,000,000	49,972,375

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC)		$779,967,298
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 26.0%
0.07%, 3/03/15‡	28,000,000	27,998,483
0.07%, 2/17/15‡	78,300,000	78,297,738
0.07%, 4/01/15‡	37,500,000	37,496,005
0.07%, 3/02/15‡	181,662,000	181,652,082
0.07%, 4/08/15‡	64,600,000	64,591,935
0.07%, 3/18/15‡	63,800,000	63,794,418
0.07%, 3/16/15‡	50,735,000	50,730,758
0.08%, 4/15/15‡	50,000,000	49,992,396
0.09%, 4/22/15‡	83,330,000	83,314,075
0.09%, 2/11/15‡	22,857,000	22,856,429
0.10%, 4/06/15‡	40,080,000	40,073,231
0.10%, 4/13/15‡	25,000,000	24,995,316
0.10%, 4/30/15‡	20,000,000	19,995,111
0.10%, 5/18/15‡	47,600,000	47,585,984
0.10%, 7/01/15‡	100,000,000	99,958,333
0.11%, 2/18/15‡	15,000,000	14,999,221
0.16%, 2/21/15Δ	150,000,000	150,035,366
0.17%, 6/10/15‡	50,000,000	49,969,542

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,108,336,423

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $3,744,337,521)		$3,744,337,521
U.S. TREASURY OBLIGATIONS – 5.9%
U.S. TREASURY BILLS – 4.7%
0.05%, 3/19/15	100,000,000	99,993,994
0.07%, 7/23/15	100,000,000	99,965,600
U.S. TREASURY NOTE – 1.2%
0.25%, 7/15/15	50,000,000	50,012,623

TOTAL U.S. TREASURY OBLIGATIONS
(COST $249,972,217)		$249,972,217

January 31, 2015 (unaudited)

146     PORTFOLIO OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (continued)

Description	Par Value	Value

REPURCHASE AGREEMENTS – 6.2%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, dated 01/30/15, due 02/02/15, repurchase price $41,000,171, collateralized by U.S. Treasury Securities 1.00% to 5.50%, maturing 12/15/17 to 08/15/28; total market value of $41,820,054.	$41,000,000	$41,000,000
TD Securities, Inc., 0.06%, dated 01/30/15, due 02/02/15, repurchase price $125,000,625, collateralized by U.S. Government securities 3.00% to 4.00%, maturing 08/01/33 to 12/01/44; total market value of $128,750,001.	125,000,000	125,000,000
TD Securities, Inc., 0.07%, dated 01/30/15,due 02/02/15, repurchase price $100,000,583 collateralized by U.S. Government securities 3.00% to 5.00%, maturing 01/01/30 to 01/01/45; total market value of $103,000,000.	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $266,000,000)		$266,000,000

Description	Par Value	Value
TOTAL INVESTMENTS – 100.0%
(COST $4,260,309,738)		$4,260,309,738
OTHER ASSETS LESS LIABILITIES – 0.0%**		3,275

TOTAL NET ASSETS – 100.0%		$4,260,313,013

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$3,744,337,521	$—	$3,744,337,521
U.S. Treasury Obligations	—	249,972,217	—	249,972,217
Repurchase Agreements	—	266,000,000	—	266,000,000

Total	$—	$4,260,309,738	$—	$4,260,309,738

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

Wilmington U.S. Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Par Value	Value
U.S. TREASURY OBLIGATIONS – 88.4%
U.S. TREASURY BILLS – 54.9%
0.01%, 2/05/15‡	$100,000,000	$99,999,855
0.01%, 2/12/15‡	50,000,000	49,999,817
0.08%, 2/19/15‡	125,000,000	124,999,531
0.05%, 3/05/15‡	50,000,000	49,997,778
0.05%, 3/19/15‡	50,000,000	49,996,997
0.05%, 4/23/15‡	25,000,000	24,997,159
0.08%, 7/16/15‡	50,000,000	49,982,698

TOTAL U.S. TREASURY BILLS		$449,973,835
U.S. TREASURY NOTES – 33.5%
0.25%, 2/28/15	25,000,000	25,003,557
0.38%, 4/15/15	125,000,000	125,078,689
0.38%, 6/15/15	50,000,000	50,041,626
0.25%, 7/15/15	25,000,000	25,012,257
0.07%, 10/31/16Δ	50,000,000	49,988,261

TOTAL U.S. TREASURY NOTES		$275,124,390

TOTAL U.S. TREASURY OBLIGATIONS
(COST $725,098,225)		$725,098,225

Description	Par Value	Value
REPURCHASE AGREEMENT – 8.6%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, dated 01/30/15, due 02/02/15, repurchase price $70,000,292, collateralized by a U.S. Treasury Security 3.125%, maturing 02/15/43; total market value of $71,400,058.	$70,000,000	$70,000,000

TOTAL REPURCHASE AGREEMENT
(COST $70,000,000)		$70,000,000

TOTAL INVESTMENTS – 97.0%
(COST $795,098,225)		$795,098,225
OTHER ASSETS LESS LIABILITIES – 3.0%		24,876,739

TOTAL NET ASSETS – 100.0%		$819,974,964

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$725,098,225	$—	$725,098,225
Repurchase Agreement	—	70,000,000	—	70,000,000

Total	$—	$795,098,225	$—	$795,098,225

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

Wilmington Tax-Exempt Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Description	Par Value	Value
COMMERCIAL PAPER – 49.4%
ILLINOIS – 3.9%
Illinois Educational Facilities Authority, (Northern Trust, LOC), 0.08%, 2/05/15	$20,793,000	$20,793,000

TOTAL ILLINOIS		$20,793,000
MARYLAND – 6.1%
Johns Hopkins University, (Series B)
0.05%, 02/05/15	5,000,000	5,000,000
0.08%, 02/04/15	12,000,000	12,000,000
Montgomery County, MD GO Unlimited Refunding Notes, BANs, (Series 10-A), BANs (PNC Bank,LIQ), 0.02%, 2/11/15	10,000,000	10,000,000
Montgomery County, MD GO Unlimited Refunding Notes, BANs, (Series 10-B), BANs, (State Street, LIQ), 0.02%, 2/13/15	5,000,000	5,000,000

TOTAL MARYLAND		$32,000,000
MASSACHUSETTS – 0.4%
Massachusetts State Health and Education, (Series EE), (Harvard University), Revenue Bonds, 0.03%, 2/04/15	2,100,000	2,100,000

TOTAL MASSACHUSETTS		$2,100,000
MICHIGAN – 2.8%
University of Michigan,
(Series J-1), 0.04%, 4/01/15	14,670,000	14,670,000

TOTAL MICHIGAN		$14,670,000
MINNESOTA – 3.8%
University of Minnesota
0.03%, 02/03/15	12,000,000	12,000,000
0.04%, 03/04/15	8,000,000	8,000,000

TOTAL MINNESOTA		$20,000,000
NORTH CAROLINA – 3.9%
North Carolina Capital Facilities Finance Agency, Educational Facilities, (Duke University), Revenue Bonds, 0.10%, 5/07/15	7,928,000	7,928,000
North Carolina Capital Facilities Finance Agency, Educational Facilities, (Series A2), (Duke University), Revenue Bonds, 0.06%, 5/07/15	12,406,000	12,406,000

TOTAL NORTH CAROLINA		$20,334,000

Description	Par Value	Value
OHIO – 2.9%
Ohio Higher Educational Facility Commission,
(Case Western University), (JPMorgan Chase, LIQ), 0.08%, 5/07/15	$3,500,000	$3,500,000
Ohio Higher Educational Facility Commission,
(Case Western University), (Northern Trust, LIQ), 0.07%, 5/12/15	12,000,000	12,000,000

TOTAL OHIO		$15,500,000
RHODE ISLAND – 2.8%
Rhode Island Health and Education Facilities Authority, (Series A), (Brown University)
0.04%, 02/03/15	5,530,000	5,530,000
0.08%, 02/05/15	9,000,000	9,000,000

TOTAL RHODE ISLAND		$14,530,000
TENNESSEE – 1.6%
State of Tennessee,
(Series 00-A), (Tenn Consolidated Retirement System, LOC), GO, 0.06%, 3/19/15	8,250,000	8,250,000

TOTAL TENNESSEE		$8,250,000
TEXAS – 19.6%
City of San Antonio, TX, Electric & Gas Systems, (Series A), (JPMorgan Chase, LIQ), 0.07%, 2/04/15	12,000,000	12,000,000
City of San Antonio, TX, Water Systems, (Series B), (Wells Fargo, LIQ), 0.05%, 2/02/15	20,000,000	20,000,000
Harris County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, 0.05%, 2/06/15	3,850,000	3,850,000
Harris County Cultural Education Facilities Finance Corp., TX, (Series A), (Baylor College of Medicine, OBG), Refunding Revenue Bonds, 0.05%, 2/03/15	7,600,000	7,600,000
Texas A&M University, (Series B), 0.03%, 2/18/15	19,186,000	19,186,000
Texas Public Finance Authority, (Series 2003), (Comptroller of Public Accounts TX, LIQ), 0.04%, 2/18/15	8,850,000	8,850,000
Texas Public Finance Authority, (Series 2008), (Comptroller of Public Accounts TX, LIQ), GO, 0.04%, 3/05/15	1,510,000	1,510,000

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      149

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value
Texas Technical University,
(Series A), 0.06%, 2/05/15	$9,795,000	$9,795,000
University of Texas,
0.06%, 5/06/15	20,000,000	20,000,000

TOTAL TEXAS		$102,791,000
VIRGINIA – 1.6%
University of Virginia, (Series 03-A)
0.06%, 05/05/15	5,000,000	5,000,000
0.06%, 05/14/15	3,200,000	3,200,000

TOTAL VIRGINIA		$8,200,000

TOTAL COMMERCIAL PAPER
(COST $259,168,000)		$259,168,000
MUNICIPAL BONDS – 9.6%
FLORIDA – 4.0%
JEA Electric System Revenue, Refunding Revenue Bonds, (Series 01-D), Daily VDRNs, (U.S. Bank, SPA), 0.01%, 2/01/15	15,200,000	15,200,000
JEA Water & Sewer System Revenue, Revenue Bonds, (Series A-1), Daily VRDNs, (U.S. Bank, SPA), 0.01%, 2/01/15	6,000,000	6,000,000

TOTAL FLORIDA		$21,200,000
MASSACHUSETTS – 2.0%
Commonwealth of Massachusetts, GO Unlimited, Refunding Revenue Notes, (Series A), Daily VRDNs, (Wells Fargo Bank N.A.), 0.02%, 2/01/15	10,235,000	10,235,000

TOTAL MASSACHUSETTS		$10,235,000
MISSISSIPPI – 0.7%
Mississippi Business Finance Corp., Gulf Opportunity, Revenue Bonds, (Series E), Daily VRDNs, (Chevron Corp. OBG.), 0.02%, 2/01/15	3,550,000	3,550,000

TOTAL MISSISSIPPI		$3,550,000
NEW YORK – 0.7%
City of New York, NY, Municipal Water & Sewer System, Refunding Revenue Bonds, (Series H-3), Daily VRDNs, (State Street B&T), (AGM), 0.02%, 2/01/15	3,900,000	3,900,000

TOTAL NEW YORK		$3,900,000
PENNSYLVANIA – 1.7%
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue Bonds, (Series B), Daily VRDNs, (Children’s Hospital, OBG)/(Wells Fargo Bank N.A., SPA), 0.03%, 2/01/15	9,000,000	9,000,000

TOTAL PENNSYLVANIA		$9,000,000
TEXAS – 0.3%
Lower Neches Valley Authority Industrial Development Corp., Revenue Bonds, Daily VRDNs, (Exxon Mobil Corp.), 0.01%, 2/01/15	1,600,000	1,600,000

TOTAL TEXAS		$1,600,000

Description	Par Value	Value
UTAH – 0.2%
City of Murray, Revenue Bonds, (Series B), Daily VRDNs, (IHC Health Services, Inc.), (JPMorgan Chase Bank N.A.), 0.03%, 2/01/15	$1,000,000	$1,000,000

TOTAL UTAH		$1,000,000

TOTAL MUNICIPAL BONDS
(COST $50,485,000)		$50,485,000
SHORT-TERM MUNICIPAL BONDS – 41.0%
CONNECTICUT – 3.5%
Connecticut State Health & Educational Facility Authority, Revenue Bonds, (Series X-2), Daily VRDNs, (Yale University), 0.01%, 2/07/15	18,100,000	18,100,000

TOTAL CONNECTICUT		$18,100,000
DELAWARE – 7.9%
Delaware State Health Facilities Authority, Refunding Revenue Bonds, (Series A), Daily VRDNs, (Christiana Care Health Services, OBG), 0.03%, 2/01/15	16,200,000	16,200,000
Delaware State Health Facilities Authority, Revenue Bonds, (Series A), Weekly VRDNs, (Christiana Care Health Services, OBG), 0.02%, 2/07/15	4,000,000	4,000,000
University of Delaware, Revenue Bonds, Daily VRDNs, (TD Bank N.A., SPA), 0.02%, 2/01/15	16,660,000	16,660,000
University of Delaware, Revenue Bonds, (Series B), Daily VRDNs, (University & College Imps.)/(Bank of America N.A., SPA), 0.03%, 2/01/15	4,500,000	4,500,000

TOTAL DELAWARE		$41,360,000
FLORIDA – 0.7%
Orange County Housing Finance Authority, Refunding Revenue Bonds, Weekly VRDNs, (Fannie Mae), 0.03%, 2/07/15	3,495,000	3,495,000

TOTAL FLORIDA		$3,495,000
LOUISIANA – 2.8%
Louisiana State Public Facilities Authority, Revenue Bonds, Daily VRDNs, (Air Products & Chemical Inc.), 0.01%, 2/01/15	3,700,000	3,700,000
Louisiana State Public Facilities Authority, Revenue Bonds, Daily VRDNs, (Air Products & Chemicals), 0.01%, 2/01/15	11,000,000	11,000,000

TOTAL LOUISIANA		$14,700,000
MASSACHUSETTS – 1.3%
Commonwealth of Massachusetts, GO Limited Bonds, (Series B), Daily VRDNs, (U.S Bank N.A., SPA), 0.01%, 2/01/15	6,800,000	6,800,000

TOTAL MASSACHUSETTS		$6,800,000

January 31, 2015 (unaudited)

150     PORTFOLIO OF INVESTMENTS

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value
MINNESOTA – 1.7%
City of Rochester, Refunding Revenue Bonds, (Series A), Weekly VRDNs, (Mayo Clinic, OBG), 0.01%, 2/07/15	$8,900,000	$8,900,000

TOTAL MINNESOTA		$8,900,000
MISSISSIPPI – 2.3%
Jackson County, MS, Port Facility, Refunding Revenue Bonds, Daily VRDNs, (Chevron Corp., OBG), 0.01%, 2/01/15	3,500,000	3,500,000
Mississippi Business Finance Corp., Gulf Opportunity, Revenue Bonds, (Series A), Daily VRDNs, (Chevron Corp., OBG), 0.02%, 2/01/15	6,400,000	6,400,000
Mississippi Business Finance Corp., Gulf Opportunity, Revenue Bonds, (Series K), Daily VRDNs, (Chevron Corp., OBG), 0.02%, 2/01/15	2,300,000	2,300,000

TOTAL MISSISSIPPI		$12,200,000
NEW HAMPSHIRE – 3.1%
New Hampshire, HEFA, Revenue Bonds, Weekly VRDNs, (Dartmouth College, OBG)/(U.S. Bank N.A., SPA), 0.02%, 2/07/15	5,350,000	5,350,000
New Hampshire, HEFA, Revenue Bonds, (Series A), Daily VRDNs, (Dartmouth College OBG)/(JPMorgan Bank N.A., SPA), 0.03%, 2/01/15	11,000,000	11,000,000

TOTAL NEW HAMPSHIRE		$16,350,000
NEW YORK – 1.4%
City of New York, NY, Municipal Water & Sewer System, Refunding Revenue Bonds, (Series B-3), Daily VRDNs, (State Street B&T), 0.01%, 2/01/15	7,400,000	7,400,000

TOTAL NEW YORK		$7,400,000
OHIO – 2.5%
Ohio State Higher Educational Facility Commission, Refunding Revenue Bonds, (Series B-4), Daily VRDNs, (Cleveland Clinic, OBG), 0.02%, 2/01/15	11,000,000	11,000,000
Ohio State Higher Educational Facility Commission, Refunding Revenue Bonds, (Series B-4), Daily VRDNs, (Cleveland Clinic, OBG)/(Wells Fargo Bank N.A.), 0.01%, 2/01/15	2,150,000	2,150,000

TOTAL OHIO		$13,150,000
OKLAHOMA – 1.9%
Oklahoma State Turnpike Authority, Revenue Bonds, (Series F), Daily VRDNs, (JPMorgan Chase Bank N.A., SPA), 0.02%, 2/01/15	10,160,000	10,160,000

TOTAL OKLAHOMA		$10,160,000

Description	Par Value	Value
PENNSYLVANIA – 0.5%
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue Bonds, Daily VRDNs, (Children’s Hospital, OBG)/(JP Morgan Chase Bank N.A., SPA), 0.03%, 2/01/15	$2,600,000	$2,600,000

TOTAL PENNSYLVANIA		$2,600,000
TEXAS – 5.5%
Gulf Coast Waste Disposal Authority, TX, Revenue Bonds, Weekly VRDNs, (Air Products & Chemicals Project, OBG), 0.01%, 2/07/15	2,000,000	2,000,000
Gulf Coast, Individual Development Authority, TX, Revenue Bonds, Daily VRDNs, (Exxon Mobil), 0.02%, 2/01/15	7,000,000	7,000,000
Port of Arthur Navigation District Industrial Development Corp., Revenue Bonds, Daily VRDNs, (Air Products & Chemicals Project, OBG), 0.02%, 2/01/15	1,000,000	1,000,000
State of Texas, GO Unlimited Notes, (Series B), Weekly VRDNs, (State Street / CalPERS, SPA), 0.02%, 2/07/15	10,480,000	10,480,000
Texas Water Development Board, Revenue Bonds, (Subseries A), Daily VRDNs, (JPMorgan Chase Bank N.A., SPA), 0.03%, 2/01/15	8,400,000	8,400,000

TOTAL TEXAS		$28,880,000
UTAH – 2.5%
City of Murray, Revenue Bonds, (Series D), Daily VRDNs, (IHC Health Services, Inc., OBG), 0.02%, 2/01/15	10,700,000	10,700,000
Weber County Hospital (IHC Health Services), Revenue Bonds, (Series A), Daily VRDNs, 0.03%, 2/01/15	2,600,000	2,600,000

TOTAL UTAH		$13,300,000
VIRGINIA – 3.4%
Loudon County Industrial Development Authority, Revenue Bonds, (Series D), Weekly VRDNs, (Howard Hughes Medical Center), 0.01%, 2/07/15	18,000,000	18,000,000

TOTAL VIRGINIA		$18,000,000

TOTAL SHORT-TERM MUNICIPAL BONDS
(COST $215,395,000)		$215,395,000

TOTAL INVESTMENTS – 100.0%
(COST $525,048,000)		$525,048,000
OTHER LIABILITIES LESS ASSETS – 0.0%**		(127,497)

TOTAL NET ASSETS – 100.0%		$524,920,503

January 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS      151

Wilmington Tax-Exempt Money Market Fund (concluded)

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$259,168,000	$—	$259,168,000
Municipal Bonds	—	50,485,000	—	50,485,000
Short-Term Municipal Bonds	—	215,395,000	—	215,395,000

Total	$—	$525,048,000	$—	$525,048,000

See Notes to Portfolios of Investments

January 31, 2015 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - MONEY MARKET FUNDS

Δ	Floating rate note with current rate and stated maturity date shown.
‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.
♦	Securities with discount rate at the time of purchase.
Ω	Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2015, these liquid restricted securities were as follows:

		Percentage
		of Total
Fund	Amount	Net Assets
Prime Money Market Fund	$1,541,858,141	36.9%

•	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities were as follows:

				Percentage
	Acquisition	Acquisition	Market	of Total
Security	Date	Cost	Value	Net Assets
Prime Money Market Fund
ABB Treasury Center USA	01/26/2015	29,999,358	29,999,908
Abbott Laboratories	11/12/2014	61,985,878	61,999,828
Abbott Laboratories	11/12/2014	25,293,745	25,299,438
Australia & NewZealand Banking Group Ltd.	11/13/2014	49,972,989	49,990,444
BP Capital Markets PLC	01/07/2015	69,992,951	69,999,028
BMW US Capital LLC	01/22/2015	29,997,900	29,998,900
BMW US Capital LLC	01/26/2015	19,688,365	19,688,791
BMW US Capital LLC	01/22/2015	27,997,013	27,997,947
CAFCO LLC	11/05/2014	49,977,000	49,999,000
Cargill Global Funding PLC	01/26/2015	49,999,222	49,999,889
Chariot Funding LLC	11/06/2014	49,898,750	49,931,375
Chariot Funding LLC	11/14/2014	24,949,375	24,964,188
Chariot Funding LLC	11/26/2014	24,949,750	24,962,313
Chevron Corporation	01/27/2015	98,993,400	98,994,775
CIESCO LLC	11/05/2014	49,976,750	49,998,750
Coca-Cola Co.	09/05/2014	24,970,979	24,992,708
Commonwealth Bank of Australia	02/06/2014	50,000,000	50,000,000
Commonwealth Bank of Australia	02/25/2014	50,000,400	50,000,014
CPPIB Capital, Inc.	10/30/2014	49,982,847	49,999,819
CPPIB Capital, Inc.	01/14/2015	50,982,363	50,986,188
Electric de France	01/06/2015	49,979,644	49,985,833
Electric de France	01/08/2015	46,869,254	46,875,508
Emerson Electric Co.	01/28/2015	29,999,550	29,999,850
Massachusetts Mutual Life Insurance	01/07/2015	24,997,583	24,999,667
Massachusetts Mutual Life Insurance	01/09/2015	24,997,417	24,999,333
Merck & Co., Inc.	01/12/2015	49,994,764	49,998,375
MetLife Short Term Fund	01/05/2015	42,985,619	42,990,134
National Australia Bank Ltd.	12/29/2014	99,934,306	99,954,778
Old Line Funding LLC	11/25/2014	49,943,778	49,965,500
Philip Morris International, Inc.	01/08/2015	99,979,000	99,988,333
Siemens Capital Co., LLC	01/28/2015	86,699,037	86,699,807
Simon Property Group LP	11/13/2014	45,579,480	45,597,720
			$1,541,858,141	36.9%

**	Represents less than 0.05%.

January 31, 2015 (unaudited)

Notes to Portfolios of Investments - Money Market Funds     153

The following acronyms are used throughout this report:

BANs – Bond Anticipation Notes	LLC – Limited Liability Corporation
FFCB – Federal Farm Credit Bank	LOC – Letter of Credit
FHLB – Federal Home Loan Bank	OBG – Obligation
FHLMC – Federal Home Loan Mortgage Corporation	PLC – Public Limited Company
FNMA – Federal National Mortgage Association	SPA – Sales and Purchase Agreement
GO – General Obligation	TRANs – Tax Revenue Anticipation Prerefunded
HEFA – Health & Education Facility Authority	VRDNs – Variable Rate Demand Notes
LIQ – Liquidity Agreement

January 31, 2015 (unaudited)

154     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS

1. ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios, (individually referred to as the “Fund” or collectively as the “Funds”).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

• for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

• in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

• futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

• forward foreign currency contracts are valued at the mean between the last bid and asked prices;

• investments in open-end regulated investment companies are valued at net asset value (“NAV”);

• price information on listed securities, including underlying Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded;

• for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

• the money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act; and

• for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of January 31, 2015, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period. This does not include transfers between Level 1 and Level 2 due to the Multi-Manager International Fund and the Multi-Manager Real Asset Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

January 31, 2015 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      155

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Swap agreements outstanding at period end, if any, are listed on the Portfolios of Investments.

Securities Sold Short – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest expense on securities sold short. In addition, the Funds are required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

January 31, 2015 (unaudited)

156     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. Risk of loss may exceed amounts recognized on the statements of assets and liabilities.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such security for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the security. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Lending of Portfolio Securities – The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the Portfolio of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

As of January 31, 2015, the Funds listed below had securities with the following values on loan:

	Value of
	Securities	Value of
Fund	on Loan	Collateral
Large-Cap Strategy Fund	$6,611,849	$6,872,406
Mid-Cap Growth Fund	36,631,431	37,584,257
Small-Cap Growth Fund	5,620,228	6,030,284
Small-Cap Strategy Fund	11,116,582	11,752,045

January 31, 2015 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      157

	Value of
	Securities	Value of
Fund	on Loan	Collateral
Multi-Manager International Fund	$17,138,401	$19,817,484
Multi-Manager Real Asset Fund	6,864,268	7,142,772
Strategic Allocation Moderate Fund	1,227,281	1,270,804
Broad Market Bond Fund	10,176,732	10,372,755
Intermediate-Term Bond Fund	12,519,011	12,769,366

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

3. Affiliated Parties and Transactions

Affiliated holdings are securities and mutual funds which are managed by Wilmington Funds Management Corp. (the “Advisor”) or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the period ended January 31, 2015 are as follows:

	Balance of			Balance of
	Shares Held	Purchases/	Sales/	Shares Held	Value at	Dividend	Realized
Affiliated Security Name	4/30/2014	Additions	Reductions	01/31/2015	01/31/2015	Income(a)	Gain/(Loss)(b)
Large-Cap Strategy Fund:
M&T Bank Corp.	1,610	—	—	1,610	$182,188	$3,381	$—

Strategic Allocation Conservative Fund:
Wilmington Prime Money Market Fund	504,720	8,644,214	9,148,934	—	$—	$141	$—
Wilmington Small-Cap Strategy Fund	23,850	1,129	7,199	17,780	253,899	3,117	74,099
Wilmington Large-Cap Strategy Fund	32,816	8,057	—	40,873	717,734	7,677	33,302
Wilmington Mid-Cap Growth Fund	54,798	4,465	38,068	21,195	359,683	—	167,228
Wilmington Multi-Manager International Fund	396,644	5,715	25,527	376,832	2,781,019	46,399	34,766
Wilmington Intermediate-Term Bond Fund	1,775,859	48,321	514,121	1,310,059	13,231,599	196,368	108,439
Wilmington Broad Market Bond Fund	—	601,710	—	601,710	5,981,000	15,414	—

TOTAL		9,313,611	9,733,849		$23,324,934	$269,116	$417,834
Strategic Allocation Moderate Fund:
Wilmington Prime Money Market Fund	727,547	16,309,933	17,037,480	—	$—	$196	$—
Wilmington Small-Cap Strategy Fund	90,727	—	63,830	26,897	384,095	8,235	141,014
Wilmington Mid-Cap Growth Fund	226,973	483	122,740	104,716	1,777,028	—	1,530,262
Wilmington Multi-Manager International Fund	764,554	49,937	61,798	752,693	5,554,874	82,208	73,682

TOTAL		16,360,353	17,285,848		$7,715,997	$90,639	$1,744,958
Strategy Fund Aggressive Fund:
Wilmington Prime Money Market Fund	526,966	11,182,395	11,709,361	—	$—	$56	$—
Wilmington Small-Cap Strategy Fund	104,454	4,520	68,318	40,656	580,563	10,621	421,378
Wilmington Large-Cap Strategy Fund	14,913	993	5,398	10,508	184,526	2,854	36,862
Wilmington Mid-Cap Growth Fund	251,907	18,131	161,090	108,948	1,848,845	—	792,516
Wilmington Multi-Manager International Fund	1,201,789	16,409	125,673	1,092,525	$8,062,835	$133,237	$191,270

TOTAL		11,222,448	12,069,840		$10,676,769	$146,768	$1,442,026

(a)	Dividend Income may include distributions from net investment income and return of capital paid by the affiliated fund to the Fund.

(b)	Realized Gain/(Loss) includes realized capital gain distributions paid by the affiliated fund and gain/(loss) received by the Fund for sales of the affiliated fund.

January 31, 2015 (unaudited)

158     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

4. CONCENTRATION OF RISK

Since Maryland Municipal Bond Fund and New York Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally.

Multi-Manager International Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Multi-Manager Alternatives Fund uses strategies that include investments that have a low correlation to traditional asset classes. Strategies may include commodities, convertible arbitrage, event driven, long/short, market neutral, merger arbitrage and pairs trading.

5. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

On September 18, 2014, the Board approved an Agreement and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of the Short Duration Government Bond Fund and the Maryland Municipal Bond Fund for shares of the Short-Term Corporate Bond Fund and the Municipal Bond Fund, respectively. Shareholders approved the Plans at a meeting held on January 15, 2015 and closed on January 30, 2015 based on net asset values determined as of the close of business on January 30, 2015. The acquisitions were accomplished through a tax-free exchange of assets and shares.

Furthermore, the Board also approved two changes with respect to the Short-Term Corporate Bond Fund (the “Acquiring Fund”), to be effective on February 2, 2015. First, the name of the Acquiring Fund changed to the “Wilmington Short-Term Bond Fund.” Second, the Principal Investment Strategies of the Acquiring Fund were revised to remove the 80% limitation related to investment in corporate debt securities to allow the Fund to invest primarily in U.S. investment grade corporate and government fixed income securities.

January 31, 2015 (unaudited)

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilmington Funds

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date	March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date	March 30, 2015

By (Signature and Title)*	/s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Financial Officer)

Date	March 30, 2015

*	Print the name and title of each signing officer under his or her signature.